SUMMIT MUTUAL FUNDS

SEMIANNUAL
    REPORT

SUMMIT APEX SERIES
---------------------------------
S&P 500 Index Fund
S&P MidCap 400 Index Fund
Russell 2000 Small Cap Index Fund
Nasdaq-100 Index Fund
EAFE International Index Fund
Total Social Impact Fund
Balanced Index Fund
Lehman Aggregate Bond Index Fund
Everest Fund
Bond Fund
Short-term Government Fund
Emerging Markets Bond Fund
High Yield Bond Fund
Money Market Fund

March 31, 2002

[SUMMIT MUTUAL FUNDS LOGO]

                                       SUMMIT MUTUAL FUNDS, INC. - APEX SERIES
                                        SEMIANNUAL REPORT - TABLE OF CONTENTS
--------------------------------------------------------------------------------

Message from the President..................................    1

Investment Review
    S&P 500 Index Fund......................................    2
    S&P MidCap 400 Index Fund...............................    3
    Russell 2000 Small Cap Index Fund.......................    4
    Nasdaq-100 Index Fund...................................    5
    EAFE International Index Fund...........................    6
    Total Social Impact Fund................................    7
    Balanced Index Fund.....................................    8
    Lehman Aggregate Bond Index Fund........................    9
    Everest Fund............................................   10
    Bond Fund...............................................   11
    Short-term Government Fund..............................   12
    Emerging Markets Bond Fund..............................   13
    High Yield Bond Fund....................................   14
    Money Market Fund.......................................   15

Statements of Assets and Liabilities........................   16

Statements of Operations....................................   20

Statements of Changes in Net Assets.........................   24

Schedule of Investments
    S&P 500 Index Fund......................................   30
    S&P MidCap 400 Index Fund...............................   35
    Russell 2000 Small Cap Index Fund.......................   39
    Nasdaq-100 Index Fund...................................   56
    EAFE International Index Fund...........................   58
    Total Social Impact Fund................................   63
    Balanced Index Fund.....................................   68
    Lehman Aggregate Bond Index Fund........................   73
    Everest Fund............................................   74
    Bond Fund...............................................   75
    Short-term Government Fund..............................   78
    Emerging Markets Bond Fund..............................   79
    High Yield Bond Fund....................................   80
    Money Market Fund.......................................   82

Notes to Financial Statements...............................   83

THIS REPORT HAS BEEN PREPARED FOR THE INFORMATION OF SHAREHOLDERS AND BENEFICIAL OWNERS AND IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE PURCHASERS UNLESS IT IS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE PROSPECTUS FOR SUMMIT MUTUAL FUNDS, INC.

                                                     SUMMIT MUTUAL FUNDS, INC.
                          2002 SEMIANNUAL REPORT - MESSAGE FROM THE PRESIDENT
--------------------------------------------------------------------------------

We are pleased to send you the 2002 Semiannual Report for the Summit Mutual Funds, a family of funds for all your investing needs. We extend a warm welcome to new shareholders of the Funds who have joined us since our last report, either directly or as an investment option through a 401(k) product provider.

INVESTMENT ENVIRONMENT
In the aftermath of the September 11th tragedy, the past six months have allowed investors to experience a strong equity market rally across all sectors. In this period the S&P 500 Index rose 10.99%; the S&P MidCap 400 Index rose 25.92%; and the Russell 2000 Small Cap Index rose 25.95%. The majority of those gains occurred in the fourth quarter of 2001. Small- and mid-cap stocks outpaced their larger brethren, a phenomenon often seen at the end of a recession.

During the first quarter of 2002, many economists declared the recession officially over, a view supported by surprisingly strong economic growth, an improving employment picture, solid performance by the industrial sector, and evidence that many companies were quickly working their way through their inventory stockpiles. However, bad news was in ample supply with endless stories related to Arthur Andersen, Enron, and the hostilities in the Middle East. Company management teams and their accounting policies received new, heightened scrutiny from investors. The Federal Reserve left interest rates unchanged during the past three months, but in mid-March signaled that it is more likely to hike rates in the future than to stand pat. The Fed's target for short-term interest rates remained at 1.75% -- a four decade low.

Bond prices fell and interest rates rose during the past six months in reaction to the generally positive economic news even though inflation remained benign. The benchmark 10-year U.S. Treasury yield rose from 4.59% to 5.40% in the period. The U.S. dollar rose versus most major currencies.

SUMMIT FUNDS
Our flagship large cap value equity offering -- THE SUMMIT EVEREST FUND -- continued its strong performance over the past six months. Everest gained 15.17% in the six-month period ended March 31, 2002 handily outpacing the S&P 500 Index which rose 10.99%. In 2001, Morningstar ranked Everest in the top 2% of all Large Value funds*.

Given the focus by investors on how company managements are performing on behalf of their interested parties, many investors are examining Summit's TOTAL SOCIAL IMPACT (TSI) FUND. This socially responsible fund invests in all 500 S&P companies with the weighting based on their TSI rating. The TSI rating is derived from over 80 different measures of how companies treat their stakeholders. In contrast to traditional socially responsible funds, the Summit TSI Fund emphasizes excellent business practices instead of screening out companies on a product specific basis, e.g. defense, alcohol.

The past 18-24 months has been tumultuous for most investors. Given this market environment, we believe the message is clear -- expect continued market volatility, maintain a long-term investment horizon, and ensure your investment strategy is appropriate for your risk tolerance. One way to dampen volatility in a portfolio is to properly diversify your investments, both within and across asset sectors, utilizing cash equivalents, bonds, and stocks.

Our "Core & Explore" theme utilizing both index funds and actively managed funds has provided helpful guidance to investors in establishing diversified portfolios in these difficult times. The concept of utilizing these two different investment styles may be effective in a comprehensive investment portfolio and may have the potential to beat the market averages. With its broad range of funds, Summit Funds can be the foundation of your diversified plan. Please visit the Fund's web site at www.summitfunds.com to learn more.

In this volatile investment climate our suggestion is to stay focused, stay with investment fundamentals, stay diversified. We appreciate the trust that you have placed in us and look forward to serving your financial needs.

                                          Sincerely,

                                          /s/ Steven R. Sutermeister

                                          Steven R. Sutermeister
                                          President & Chief Executive Officer

* Morningstar, Inc. ranking is based on the total return of the Fund compared to the 686 funds in the category.

  SUMMIT MUTUAL FUNDS, INC. - APEX SERIES
   S&P 500 INDEX FUND
--------------------------------------------------------------------------------

OBJECTIVE - Seeks investment results that correspond to the total return performance of U.S. common stocks, as represented by the Standard & Poor's 500 Composite Stock Index (the "Index").

STRATEGY - The S&P 500 Index Fund (the "Fund") will remain fully invested in stocks included in the S&P 500 and in futures contracts on the Index. The cash position will be held in highly liquid money market instruments to meet redemptions and to provide cash for future stock purchases.

MANAGER'S COMMENTS:

The Summit Apex S&P 500 Index Fund's return for the six-month period ended
March 31, 2002 was 10.66% (before contract fees and expenses). The return of the Index, by comparison, was 10.99% for the same period. The objective of the Fund is to replicate the performance of the Index, minimizing the difference between the return of the Fund and the return of the Index before fees and expenses.

There was a sharp dichotomy of returns between the last quarter of 2001 and the first quarter of 2002. The powerful and broadly-based Index recovery from its September 21st lows through year-end 2001 (up 19.34%) was largely the result of lower interest rates, an improved corporate earnings outlook, government tax cuts, and a very successful anti-terrorism campaign. This rally helped mitigate what would have been a dismal year in the Index. For the full year 2001, the year-end rally notwithstanding, the Index fell 11.88%.

The year-end rally was short-lived, however, as the Index was virtually unchanged for the first quarter (up .27%). The flat returns for the first few months of 2002 were largely the result of continued weakness in the information technology sector. The telecommunications sector (a subsector of technology) was extremely weak for the period, due mainly to reduced client capital expenditures and corporate liquidity concerns. To compound the issue, weakness in telecommunications has ramifications for virtually all other technology sectors. In addition, Enron-like headlines regarding accounting standards, corporate transparency, and litigation issues continued to pressure several of the S&P 500 non-technology benchmark companies.

For the full six-month period, the weakest sector of the Index was telecommunication services. Specific names in this sector include: WorldCom (down 55.2%), Qwest (down 50.8%), Sprint PCS (down 60.9%), and AT&T Wireless (down 40.1%). Companies that performed well included: Siebel Systems (up 150.7%), Palm (up 173.3%), and Qlogic (up 160.6%). A sector that performed well was basic materials -- Louisiana Pacific (up 65.2%), Nucor (up 62.8%), and Ball Corp (up 58.3%).

                                   FUND DATA

      Manager:                    Team Managed
      Inception Date:             April 3, 2000
      Total Net Assets:           $150.7 Million
      Number of Equity
         Holdings:                500
      Median Cap Size:            $8.8 Billion
      Average Price-to-earnings
         Ratio:                   26.23x
      Average Price-to-book
         Ratio:                   3.42x
      Dividend Yield:             1.36%

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC
COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT

SUMMIT S&P 500 INDEX FUND - AVERAGE ANNUAL TOTAL RETURN
1-Year                                                   Since Inception
-0.24%                                                           -11.78%

Past performance is not predictive of future results. Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

        S&P 500 INDEX FUND  S&P 500 INDEX
Mar-00             $10,000        $10,000
Apr-00              $9,700         $9,699
May-00              $9,500         $9,500
Jun-00              $9,730         $9,734
Jul-00              $9,580         $9,582
Aug-00             $10,170        $10,177
Sep-00              $9,629         $9,640
Oct-00              $9,589         $9,599
Nov-00              $8,826         $8,842
Dec-00              $8,876         $8,886
Jan-01              $9,178         $9,201
Feb-01              $8,343         $8,363
Mar-01              $7,809         $7,834
Apr-01              $8,413         $8,441
May-01              $8,463         $8,498
Jun-01              $8,261         $8,291
Jul-01              $8,170         $8,210
Aug-01              $7,656         $7,697
Sep-01              $7,040         $7,076
Oct-01              $7,172         $7,211
Nov-01              $7,716         $7,764
Dec-01              $7,783         $7,832
Jan-02              $7,661         $7,718
Feb-02              $7,513         $7,569
Mar-02              $7,791         $7,854

                                TOP 10 HOLDINGS

                                                             (% OF PORTFOLIO)
                                                           --------------------
      General Electric                                             3.46%
      Microsoft Corp.                                              3.04%
      Exxon Mobil Corp.                                            2.80%
      Wal-Mart Stores                                              2.55%
      Citigroup Inc.                                               2.38%
      Pfizer, Inc.                                                 2.33%
      Intel Corp.                                                  1.90%
      Johnson & Johnson                                            1.86%
      American International Group                                 1.76%
      International Business Machines                              1.67%

                               SECTOR ALLOCATIONS

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

Financial                     18.1%
Technology                    16.0%
Health Care                   13.9%
Consumer Discretionary        12.3%
Industrial                    10.4%
Consumer Staples               8.7%
Energy                         6.8%
Telecommunications             5.3%
Basic Materials                3.2%
Utilities                      3.1%
Short-Term, Futures, & Other   2.2%

    "Standard & Poor's", "S&P", "S&P 500", "Standard & Poor's 500", "500", "S&P MidCap 400 Index", and "Standard & Poor's MidCap 400 Index" are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by Summit Mutual Funds, Inc. The Product is not sponsored, endorsed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in the Product.

                                SUMMIT MUTUAL FUNDS, INC. - APEX SERIES INC. -
                                                    S&P MIDCAP 400 INDEX FUND
--------------------------------------------------------------------------------

OBJECTIVE - Seeks investment results that correspond to the total return performance of U.S. common stocks, as represented by the Standard & Poor's MidCap 400 Composite Stock Index (the "Index").

STRATEGY - The S&P MidCap 400 Index Fund (the "Fund") will remain fully invested in stocks included in the S&P 400 and in futures contracts on the Index. The cash position will be held in highly liquid money market instruments to meet redemptions and to provide cash for future stock purchases.

MANAGER'S COMMENTS:

The objective of the Summit Apex MidCap 400 Index Fund is to replicate the performance of the Index, minimizing the difference between the return of the Fund and the return of the Index before fees and expenses. The Index constituents are medium-sized companies (average market capitalizations range between $200 million and $9 billion), representing a diverse group of industries.

The Index benefited from the shift in investor assets from the larger capitalization indexes to the small and mid-capitalization segments of the markets. While interest in this market segment has been very strong, the Index was not immune to the selling that occurred after the September 11th terrorist attacks, or from the subsequent rebound off of its September 21st lows. The return for the Index from its lows on the 21st through year-end was 26.08%, and the return for the fourth quarter of 2001 was 17.99%. The rally in MidCap names continued into the 1st quarter of 2002 as the Index returned 6.73%.

For the entire six-month period ending March 31, 2002, the Fund returned 25.42% (before contract fees and expenses) versus the Index return of 25.92%.

The worst performing sector in the Index was telecommunications services. Names in this sector that performed poorly included: Broadwing (down 56.5%) and Telephone and Data Services (down 6.1%). The best performing sector of the period was energy, buoyed by the strength of names such as BJ Services (up 93.8%) and Weathorford International (up 88.7%).

                                   FUND DATA

      Manager:                                             Team Managed
      Inception Date:                                      April 3, 2000
      Total Net Assets:                                    $24.5 Million
      Number of Equity Holdings:                           400
      Median Cap Size:                                     $1.9 Billion
      Average Price-to-earnings Ratio:                     24.83x
      Average Price-to-book Ratio:                         2.56x
      Dividend Yield:                                      .97%

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC
COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT

SUMMIT S&P MIDCAP 400 INDEX FUND - AVERAGE ANNUAL TOTAL RETURN
1-Year                                                          Since Inception
18.01%                                                                    3.95%

Past performance is not predictive of future results. Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

        S&P MIDCAP 400 INDEX FUND  S&P MIDCAP 400 INDEX
Mar-00                    $10,000               $10,000
Apr-00                     $9,600                $9,650
May-00                     $9,490                $9,531
Jun-00                     $9,610                $9,671
Jul-00                     $9,760                $9,823
Aug-00                    $10,831               $10,920
Sep-00                    $10,741               $10,845
Oct-00                    $10,370               $10,478
Nov-00                     $9,606                $9,687
Dec-00                    $10,324               $10,427
Jan-01                    $10,517               $10,660
Feb-01                     $9,907               $10,052
Mar-01                     $9,154                $9,305
Apr-01                    $10,161               $10,332
May-01                    $10,387               $10,573
Jun-01                    $10,336               $10,530
Jul-01                    $10,183               $10,373
Aug-01                     $9,837               $10,034
Sep-01                     $8,613                $8,786
Oct-01                     $8,991                $9,175
Nov-01                     $9,653                $9,858
Dec-01                    $10,148               $10,366
Jan-02                    $10,087               $10,314
Feb-02                    $10,089               $10,326
Mar-02                    $10,803               $11,064

                                TOP 10 HOLDINGS

                                                             (% OF PORTFOLIO)
                                                           --------------------
      S&P MidCap 400 Depositary Receipts                           3.44%
      IDEC Pharmaceuticals Corp.                                   0.97%
      SunGard Data Systems                                         0.91%
      Electronic Arts Inc.                                         0.82%
      Quest Diagnostics                                            0.78%
      M&T Bank Corp.                                               0.75%
      Affiliated Computer                                          0.72%
      Gilead Sciences, Inc.                                        0.68%
      RJ Reynolds Tobacco                                          0.61%
      Millennium Pharmaceuticals, Inc.                             0.61%

                               SECTOR ALLOCATIONS
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

Financial                     16.6%
Information Technology        15.3%
Consumer Discretionary        12.7%
Industrial                    12.4%
Short-Term, Futures, & Other  12.1%
Health Care                   10.5%
Utilities                      6.2%
Energy                         5.9%
Consumer Staples               4.2%
Basic Materials                4.1%

  SUMMIT MUTUAL FUNDS, INC. - APEX SERIES INC. -
   RUSSELL 2000 SMALL CAP INDEX FUND
--------------------------------------------------------------------------------

OBJECTIVE - Seeks investment results that correspond to the investment performance of U.S. common stocks, as represented by the Russell 2000 Index (the "Index").

STRATEGY - The Russell 2000 Small Cap Index Fund (the "Fund") will remain fully invested in stocks included in the Russell 2000 Index and in futures contracts on the Index. The cash position will be held in highly liquid market instruments to meet redemptions and to provide cash for future stock purchases.

MANAGER'S COMMENTS:

The objective of the Summit Apex Russell 2000 Small Cap Index Fund is to replicate the performance of the Russell 2000 Index, minimizing the difference between the return of the Fund and that of the Index before fees and expenses. The Russell 2000 constituents represent the smallest 2000 companies within the Russell 3000. The Russell 2000 Index is a popular proxy for the small cap sector of the equity markets, with an average market capitalization of approximately $500 million. During the six-month period ended March 31, 2002, the Fund gained 25.46% (before contract fees and expenses) versus the Index, which gained 25.95%.

As a popular proxy for the small capitalization domestic equity markets, the Russell 2000 Index has been the source of substantial investor interest over the last twelve months. As a general rule of thumb, smaller capitalization companies begin to outperform during an economic trough and the early stages of an economic recovery, and thus, investors have been revisiting the smaller capitalization indices.

The Russell 2000 Index constituents were not immune to heavy selling after the terrorist attacks of September 11th. The rally in this Index after the September 21st low was strong and sustained. For the quarter ended December 31, 2001, the Index rallied 21.11% versus the S&P 500 Index return of 10.69%.

The rally continued in the first quarter of 2002, with the Russell 2000 rallying 4.00% for the quarter. The best performing Index sectors included consumer non-durables, consumer services, and transportation. Weaker performing sectors included utilities and finance.

                                   FUND DATA

      Manager:                                             Team Managed
      Inception Date:                                      December 29, 1999
      Total Net Assets:                                    $21.8 Million
      Number of Equity Holdings:                           1931
      Median Cap Size:                                     $431 Million
      Average Price-to-earnings Ratio:                     59.21x
      Average Price-to-book Ratio:                         2.18x
      Dividend Yield:                                      1.28%

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC
COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT

SUMMIT RUSSELL 2000 SMALL CAP FUND - AVERAGE ANNUAL TOTAL RETURN
1-Year                                                            Since Inception
12.84%                                                                      2.71%

Past performance is not predictive of future results. Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

        RUSSELL 2000 SMALL CAP INDEX FUND  RUSSELL 2000 SMALL CAP INDEX
Dec-99                            $10,000                       $10,000
Dec-99                            $10,310                       $10,338
Jan-00                            $10,070                       $10,171
Feb-00                            $12,200                       $11,851
Mar-00                            $11,100                       $11,071
Apr-00                            $10,450                       $10,404
May-00                             $9,840                        $9,798
Jun-00                            $10,660                       $10,654
Jul-00                            $10,330                       $10,321
Aug-00                            $11,102                       $11,103
Sep-00                            $10,770                       $10,774
Oct-00                            $10,309                       $10,294
Nov-00                             $9,273                        $9,238
Dec-00                            $10,039                       $10,036
Jan-01                            $10,563                       $10,558
Feb-01                             $9,887                        $9,866
Mar-01                             $9,413                        $9,384
Apr-01                            $10,129                       $10,117
May-01                            $10,369                       $10,364
Jun-01                            $10,714                       $10,722
Jul-01                            $10,116                       $10,142
Aug-01                             $9,792                        $9,814
Sep-01                             $8,466                        $8,493
Oct-01                             $8,952                        $8,990
Nov-01                             $9,630                        $9,686
Dec-01                            $10,218                       $10,284
Jan-02                            $10,116                       $10,177
Feb-02                             $9,842                        $9,898
Mar-02                            $10,621                       $10,693

                                TOP 10 HOLDINGS

                                                             (% OF PORTFOLIO)
                                                           --------------------
      iShares Russell 2000 Index Fund                              2.96%
      Dean Foods                                                   0.35%
      Ball Corporation                                             0.30%
      Owens-Illinois, Inc.                                         0.28%
      Michaels Stores Inc.                                         0.28%
      New York Community Bancorp Inc.                              0.27%
      Alliant Techsystems Inc.                                     0.25%
      NVR, Inc.                                                    0.24%
      Pier 1 Imports, Inc.                                         0.23%
      ArvinMeritor Inc.                                            0.22%

                               SECTOR ALLOCATIONS
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

Financial                     19.1%
Consumer Non-Cyclical         17.8%
Industrial                    14.5%
Consumer Cyclical             14.4%
Technology                    10.2%
Communications                 7.6%
Short-Term, Futures, & Other   6.5%
Utilities                      3.5%
Basic Materials                3.3%
Energy                         3.1%

    The Russell 2000 Index is a trademark/service mark of the Frank Russell Company. Russell is a trademark of the Frank Russell Company. Summit Mutual Funds and the Russell 2000 Small Cap Index Portfolio are not promoted, sponsored or endorsed by, nor in any way affiliated with Frank Russell Company. Frank Russell is not responsible for and has not reviewed the Prospectus, and Frank Russell makes no representation or warranty, express or implied, as to its accuracy, or completeness, or otherwise.

                                       SUMMIT MUTUAL FUNDS, INC. - APEX SERIES
                                                        NASDAQ-100 INDEX FUND
--------------------------------------------------------------------------------

OBJECTIVE - Seeks investment results that correspond to the investment performance of U.S. common stocks, as represented by the Nasdaq-100 Index (the "Index").

STRATEGY - The Nasdaq-100 Index Fund (the "Fund") will remain fully invested in stocks included in the Nasdaq-100 and in futures contracts on the Index. The cash position will be held in highly liquid money market instruments to meet redemptions and to provide cash for future stock purchases.

MANAGER'S COMMENTS:

The objective of the Summit Apex Nasdaq-100 Index Fund is to replicate the performance of the Nasdaq-100 Index, minimizing the difference between the return of the Fund and that of the Index before fees and expenses. During the six-month period ended March 31, 2002, the Fund returned 23.53% (before contract fees and expenses). Comparatively, the Index was up 24.38%. For the first three months of the year, the Index was down 7.86%.

The six-month period ended March 31st was characterized by extreme volatility. After the terrorist attacks on September 11th, all domestic equity indexes sold off sharply. The correction was brief, however, and the markets bottomed on September 21st. The Index was the most severely hit, declining 17.5% during that brief period.

The rally off of the September lows was sharp and prolonged. From September 21, 2001 through December 31, 2001, the Index rallied nearly 40%, far outperforming other domestic indexes. Investors believed that the Federal Reserve interest rate cuts would stimulate the economy sufficiently to pull it out of a recession. The return for the fourth quarter 2001 was 35.00%. By comparison, the first part of 2002 was not nearly as positive for the Index. Investors were hoping for a recovery in the earnings forecasts for many of the benchmark technology names -- Cisco Systems, Intel, etc. When year-end earnings releases occurred and technology management teams provided their outlooks for the balance of the year, market sentiment began to dim. Most companies in the technology sector reported that they had not seen any meaningful pickup in corporate spending in the technology area, and that retail had only picked up marginally. Additionally, they forecast that they did not expect a pickup in corporate spending any time in the next few quarters. This turned what was a fairly optimistic technology market sharply downward.

Key drivers of positive performance for the period include: Network Appliances (up 199.7%), Qlogic (up 160.6%), and Siebel Systems (up 150.7%). Those stocks performing poorly for the period include: Imclone Systems (down 56.5%), WorldCom (down 55.2%), and Invitrogen (down 47.8%).

                                   FUND DATA

      Manager:                                             Team Managed
      Inception Date:                                      December 28, 1999
      Total Net Assets:                                    $11.0 Million
      Number of Equity Holdings:                           100
      Median Cap Size:                                     $6.8 Billion
      Average Price-to-earnings Ratio:                     87.12x
      Average Price-to-book Ratio:                         4.36x
      Dividend Yield:                                      0.06%

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC
COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT

SUMMIT NASDAQ-100 INDEX FUND - AVERAGE ANNUAL TOTAL RETURN
1-Year                                                      Since Inception
-8.93%                                                              -33.75%

Past performance is not predictive of future results. Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

        NASDAQ FUND  NASDAQ-100 INDEX
Dec-99      $10,000           $10,000
Dec-99      $10,310           $10,304
Jan-00       $9,970            $9,922
Feb-00      $12,020           $11,859
Mar-00      $12,310           $12,224
Apr-00      $10,590           $10,488
May-00       $9,310            $9,240
Jun-00      $10,540           $10,462
Jul-00      $10,070           $10,033
Aug-00      $11,372           $11,336
Sep-00       $9,938            $9,927
Oct-00       $9,116            $9,125
Nov-00       $6,996            $6,969
Dec-00       $6,512            $6,511
Jan-01       $7,167            $7,210
Feb-01       $5,272            $5,306
Mar-01       $4,334            $4,375
Apr-01       $5,101            $5,159
May-01       $4,949            $5,006
Jun-01       $5,020            $5,090
Jul-01       $4,617            $4,683
Aug-01       $4,022            $4,088
Sep-01       $3,195            $3,250
Oct-01       $3,720            $3,797
Nov-01       $4,345            $4,440
Dec-01       $4,294            $4,387
Jan-02       $4,224            $4,313
Feb-02       $3,697            $3,782
Mar-02       $3,947            $4,042

                                TOP 10 HOLDINGS

                                                             (% OF PORTFOLIO)
                                                           --------------------
      Microsoft Corp.                                              8.78%
      Intel Corp.                                                  5.59%
      Cisco Systems, Inc.                                          3.49%
      Nasdaq 100 Shares                                            3.08%
      QUALCOMM Inc.                                                2.73%
      Oracle Corp.                                                 2.30%
      Amgen                                                        2.28%
      Maxim Integrated Products, Inc.                              1.98%
      Dell Computer Corporation                                    1.97%
      Applied Materials, Inc.                                      1.80%

                               SECTOR ALLOCATIONS

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

Technology                    55.9%
Short-Term, Futures, & Other  19.9%
Health Care                   12.2%
Consumer Services              9.5%
Capital Goods                  2.5%

    "Nasdaq" and related marks are trademarks or service marks of The Nasdaq Stock Market, Inc. and have been licensed for use for certain purposes by Summit Mutual Funds, Inc. and the Nasdaq-100 Index Portfolio. Nasdaq makes no warranty, express or implied, and bears no liability with respect to Summit Mutual Funds, its use, or any data included therein.

  SUMMIT MUTUAL FUNDS, INC. - APEX SERIES INC.
   EAFE INTERNATIONAL INDEX FUND
--------------------------------------------------------------------------------

OBJECTIVE - Seeks investment results that correspond to the total return performance of common stocks as represented by the Morgan Stanley Capital International ("MSCI") EAFE Index (the "Index"). The EAFE Index emphasizes the stock of companies in major markets in Europe, Australasia, and the Far East.

STRATEGY - The EAFE International Index Fund (the "Fund") will invest primarily in common stocks of the companies that comprise the EAFE Index.

MANAGER'S COMMENTS:

The Summit Apex EAFE International Index Fund return for the last six months to March 31, 2002 was 7.89% (before contract fees and expenses). For comparison, the return of the Index for the same time period was 7.58%. During this time period, the Fund activities included a rebalance of the portfolio to mirror index realignments that has occurred in the MSCI EAFE Index.

The performance represents investor decisions that growth in the developed international environment that was previously subdued by high interest rates and high relative energy and commodity prices had ended and that a worldwide recovery would be underway. In addition, weaker prospects for U.S. economic growth and financial asset price growth weakened U.S. Dollar currency performance and helped to improve international equity performance in the first quarter of 2001.

The countries in the MSCI EAFE had mixed but generally positive performances. The countries of Australia and New Zealand were the best performing, 22 % and 21%, respectively, based in US Dollars for the last six months. The top two largest country weightings, United Kingdom and Japan, were up 5.68% and 1.6%, respectively. The worst country performers for the last six months were Ireland, down 0.84%, and Belgium, up 0.23%.

Improving relative foreign currency fundamentals bode well for improved future international equity performance as long as U.S. import demand does not shrink. In addition, benevolent European bank rates should continue to stimulate the Euro-area economies and provide much needed economic recoveries

                                   FUND DATA

Manager:                    Subadvised by World Asset Management, L.L.C
                            A division of Munder Capital Management

Inception Date:             December 28, 2000
Total Net Assets:           $21.1 Million
Number of Holdings:         516
Median Cap Size:            $7.7 Billion
Average Price-to-earnings   22.8x
   Ratio:
Average Price-to-book       2.3x
   Ratio:
Dividend Yield:             2.05%

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC
COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT

SUMMIT EAFE INTERNATIONAL INDEX FUND - AVERAGE ANNUAL TOTAL RETURN
1-Year                                                              Since Inception
-8.60%                                                                      -16.46%

Past performance is not predictive of future results. Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

        EAFE INTERNATIONAL INDEX FUND  EAFE INTERNATIONAL INDEX
Dec-00                        $10,000                   $10,000
Dec-00                        $10,090                   $10,095
Jan-01                        $10,150                   $10,101
Feb-01                         $9,370                    $9,349
Mar-01                         $8,730                    $8,716
Apr-01                         $9,320                    $9,316
May-01                         $8,989                    $8,973
Jun-01                         $8,618                    $8,606
Jul-01                         $8,468                    $8,450
Aug-01                         $8,238                    $8,236
Sep-01                         $7,396                    $7,402
Oct-01                         $7,586                    $7,591
Nov-01                         $7,867                    $7,871
Dec-01                         $7,917                    $7,918
Jan-02                         $7,485                    $7,497
Feb-02                         $7,546                    $7,550
Mar-02                         $7,980                    $7,958

                                TOP 10 HOLDINGS

                                                             (% OF PORTFOLIO)
                                                           --------------------
      iShares MSCI Eafe Index Fund                                 8.98%
      BP Amoco Plc                                                 2.21%
      GlaxoSmithKline Plc                                          1.63%
      Royal Dutch Petroleum Company                                1.60%
      Total FinaElf SA                                             1.55%
      Novartis                                                     1.54%
      Vodafone Group Plc                                           1.39%
      HSBC Holdings Plc                                            1.19%
      Toyota Motor Corporation                                     1.18%
      AstraZeneca Plc                                              1.17%

                               SECTOR ALLOCATIONS

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

United Kingdom      21.0%
Japan               17.6%
Short-Term & Other  13.6%
France              10.6%
Germany              8.3%
Switzerland          6.4%
Netherlands          5.8%
Italy                4.4%
Australia            3.3%
Spain                2.8%
Sweden               2.4%
Hong Kong            2.3%
Finland              1.5%

    The EAFE International Index Fund is not sponsored, endorsed, sold or promoted by MSCI or any affiliate of MSCI. Neither MSCI nor any other party makes any representation or warranty, express or implied to Summit Mutual Funds, Inc. or any member to the public regarding the advisability of investing in funds generally or in this fund particularly or the ability of the EAFE index to track general stock market performance.

                                  SUMMIT MUTUAL FUNDS, INC. - APEX SERIES INC.
                                                     TOTAL SOCIAL IMPACT FUND
--------------------------------------------------------------------------------

OBJECTIVE - Seeks investment results that closely correspond to the total return performance of U.S. common stocks, as represented by the Standard and Poor's 500 Composite Stock Index (the "S&P 500"). The Total Social Impact Fund seeks to promote better business practices by investing more in companies in the S&P 500 that conduct their business commendably with respect to their stakeholders.

STRATEGY - The Total Social Impact Fund (the "Fund") will invest in all stocks that are included in the S&P 500. However, the percentage invested in each stock will vary from the S&P 500 weighting to reflect the company's Total Social Impact (TSI) rating. The TSI rating reflects the company's scoring on a series of benchmarks corresponding to each of its stakeholders.

MANAGER'S COMMENTS:

The Summit Apex Total Social Impact Fund is now in its second year of operation. The Fund's objective is two-fold. First, we seek investment results that closely correspond to the total return performance of U.S. common stocks, as represented by the S&P 500 Index. To pursue this objective, the Fund invests in all stocks that are included in the S&P 500. Second, the Fund also seeks to promote better business practices by investing more in companies in the S&P 500 that conduct their business commendably with respect to all stakeholders.

On a total return basis, the Fund was up 10.67% (before contract fees and expenses) over the last two quarters. The S&P 500 by comparison was up 10.99%. Optimism returned to the equity market as a result of continued reduction in interest rates, signs of an economic recovery and the successful execution of operation "Enduring Freedom." This optimism triggered a significant rally in technology stocks, an area where the Fund is slightly overweighted. Intel, Cisco Systems and IBM are all overweighted due to their higher than median TSI ratings. Cisco, for example, is highly rated for being the most admired company in its industry, a #3 ranking on the list of Best Companies to Work For, having a supplier diversity program, the highest sales and earnings growth rates in the industry, a supplier code of ethics, and being ISO 14001 certified. This list is not a complete review of the TSI rating but highlights some very positive aspects at Cisco.

In the first quarter of 2002, the pallor of Enron continued to shroud the market and negatively influenced the prices of several high profile stocks. The Fund benefited from its underweighting of Enron due to its low TSI rating. General Electric and Bristol-Myers Squibb are two prominent companies whose stock prices tumbled more than the market in the first quarter. The Fund is underweighted in both companies due to below median TSI ratings. General Electric stumbled because of its lack of transparency in financial reporting. Bristol-Myers received an unfavorable federal court ruling for acting improperly when it filed an additional patent on BuSpar to try to keep generic companies from selling the drug, an anti-anxiety medication. Finally, Kmart, which has been the lowest rated company by TSI standards, filed for bankruptcy in the first quarter and was removed from the S&P 500. The Fund benefited from its half-weighted position. Overall, stock selection added value in eight of the ten major industry groups in the first quarter.

On the proxy front, the Fund has been very active in supporting good corporate governance. For example, we support the requirement to put poison pills and severance agreements to a shareholder vote before adoption. We also support the adoption of global codes of conduct.

                                   FUND DATA

      Manager:                                             Team Managed
      Inception Date:                                      December 28, 2000
      Total Net Assets:                                    $4.4 Million
      Number of Holdings:                                  500
      Median Cap Size:                                     $8.8 Billion
      Average Price-to-earnings Ratio:                     26.79x
      Average Price-to-book Ratio:                         3.45x
      Dividend Yield:                                      1.33%

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC
COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT

SUMMIT TOTAL SOCIAL IMPACT FUND - AVERAGE ANNUAL TOTAL RETURN
1-Year                                                         Since Inception
-0.69%                                                                 -11.42%

Past performance is not predictive of future results. Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

        TOTAL SOCIAL IMPACT FUND  S&P 500 INDEX
Dec-00                   $10,000        $10,000
Dec-00                    $9,890         $9,896
Jan-01                   $10,300        $10,247
Feb-01                    $9,300         $9,314
Mar-01                    $8,699         $8,724
Apr-01                    $9,350         $9,401
May-01                    $9,389         $9,464
Jun-01                    $9,159         $9,234
Jul-01                    $9,089         $9,144
Aug-01                    $8,508         $8,572
Sep-01                    $7,806         $7,880
Oct-01                    $7,956         $8,031
Nov-01                    $8,568         $8,647
Dec-01                    $8,629         $8,723
Jan-02                    $8,528         $8,596
Feb-02                    $8,345         $8,430
Mar-02                    $8,639         $8,747

                                TOP 10 HOLDINGS

                                                             (% OF PORTFOLIO)
                                                           --------------------
      S&P 500 Depositary Receipts                                  4.55%
      General Electric                                             2.91%
      Wal-Mart Stores                                              2.77%
      Microsoft Corp.                                              2.59%
      Intel Corp.                                                  2.15%
      Exxon Mobil Corp.                                            2.09%
      Pfizer, Inc.                                                 1.93%
      International Business Machines                              1.83%
      American International Group                                 1.74%
      Johnson & Johnson                                            1.62%

                               SECTOR ALLOCATIONS

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

Financial               17.0%
Information Technology  16.3%
Consumer Discretionary  12.5%
Healthcare              12.4%
Industrial               9.7%
Consumer Staples         8.5%
Short-Term & Other       6.8%
Energy                   5.5%
Telecommunications       5.1%
Basic Materials          3.3%
Utilities                2.9%

    The Total Social Impact Fund is not sponsored, endorsed, sold or promoted by The Total Social Impact Foundation, Inc. ("TSI"). TSI makes no representation or warranty, express or implied, to the owners of this Fund or any member of the public regarding the advisability of investing in securities generally or in the Fund particularly or the ability of The Total Social Impact Ratings to track general stock market performance.

  SUMMIT MUTUAL FUNDS, INC. - APEX SERIES INC.
   BALANCED INDEX FUND
--------------------------------------------------------------------------------

OBJECTIVE - Seeks investment results, with respect to 60% of its assets, that correspond to the total return of U.S. common stocks, as represented by the S&P 500 Index and, with respect to 40% of its assets, that correspond to the total return performance of investment grade bonds, as represented by the Lehman Brothers Aggregate Bond Index.

STRATEGY - The Balanced Index Fund (the "Fund") will invest approximately 60% of its net assets in a portfolio of stocks included in the S&P 500 and in futures of the Index and approximately 40% of its net assets in a portfolio of investment grade bonds designed to track the Lehman Brothers Aggregate Bond Index.

MANAGER'S COMMENTS:

On a total return basis, the Summit Apex Balanced Index Fund was up 6.34% (before contract fees and expenses) during the six-month period ended March 31, 2002, versus the "theoretical" Index return of 6.72%. The objective of the Fund is to produce investment results, with respect to 60% of its assets, that correspond to the total return performance of the S&P 500 Index, and investment results, with respect to 40% of its assets, that correspond to the total return performance of the Lehman Brothers Aggregate Bond Index (the "Lehman Index"). The rally in the S&P 500 Index during the period was tempered by the flat performance registered by the Lehman Index.

The S&P 500 Index component of this Fund experienced heavy volatility and wide swings in returns between the last quarter of 2001, and the first quarter of 2002. The powerful and broadly-based equity index recovery from its September 21st lows through year-end 2001(up 19.34%) was largely the result of lower interest rates, an improved earnings outlook, government tax cuts, and a very successful anti-terrorism campaign. This rally helped mitigate what would have been a dismal year in the S&P 500 Index. For the full year 2001, the year-end rally notwithstanding, the S&P 500 Index fell 11.88%.

The rally was short-lived, however, as the S&P 500 Index component was virtually unchanged for the first quarter (up .27%) of 2002. The flat returns for the first few months of 2002 were largely the result of continued weakness in the information technology sector. The telecommunications sector (a subsector of technology) was extremely weak for the period, due mainly to reduced client expenditures and corporate liquidity concerns. Weakness in telecommunications has ramifications for virtually all other technology sectors. In addition, Enron-like headlines regarding accounting standards, corporate transparency, and litigation issues continued to pressure several of the benchmark S&P 500 companies.

The Fund's exposure to investment grade, intermediate bonds has provided significant positive returns over the last several quarters. However, over the last six months, the fixed income markets began to sell off as the hopes of additional Federal Reserve rate cuts over the near term have diminished. Many economists have predicted the first stages of Federal Reserve tightening during the third and fourth quarters of 2002. In addition, credit quality concerns related to the Enron "debacle" widened corporate credit spreads, which negatively affected performance given the Lehman Index's exposure to corporate credit.

                                   FUND DATA

      Managers:                                            Team Managed
      Inception Date:                                      April 3, 2000
      Total Net Assets:                                    $27.2 Million
      Number of Equity Holdings:                           500
      Median Cap Size:                                     $8.8 Billion
      Average Price-to-earnings Ratio:                     24.45x
      Average Price-to-book Ratio:                         2.74x
      Dividend Yield:                                      1.22%
      Number of Fixed Income Holdings:                     22
      Average Duration:                                    4.6 years
      Average Maturity:                                    13.4 years
      Average Credit Quality:                              AAA
      Current Yield:                                       5.77%

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC
COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT

SUMMIT BALANCED INDEX FUND - AVERAGE ANNUAL TOTAL RETURN
1-Year                                                    Since Inception
2.12%                                                              -3.59%

Past performance is not predictive of future results. Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

                                            LEHMAN BROTHERS AGGREGATE
        BALANCED INDEX FUND  S&P 500 INDEX         BOND INDEX
Mar-00              $10,000        $10,000                    $10,000
Apr-00               $9,810         $9,699                     $9,971
May-00               $9,690         $9,500                     $9,967
Jun-00               $9,930         $9,734                    $10,174
Jul-00               $9,870         $9,582                    $10,266
Aug-00              $10,291        $10,177                    $10,415
Sep-00               $9,988         $9,640                    $10,481
Oct-00               $9,988         $9,599                    $10,550
Nov-00               $9,582         $8,842                    $10,723
Dec-00               $9,691         $8,886                    $10,922
Jan-01               $9,948         $9,201                    $11,101
Feb-01               $9,424         $8,363                    $11,197
Mar-01               $9,105         $7,834                    $11,253
Apr-01               $9,507         $8,441                    $11,206
May-01               $9,577         $8,498                    $11,273
Jun-01               $9,442         $8,291                    $11,316
Jul-01               $9,484         $8,210                    $11,570
Aug-01               $9,161         $7,697                    $11,703
Sep-01               $8,744         $7,076                    $11,840
Oct-01               $8,921         $7,211                    $12,087
Nov-01               $9,276         $7,764                    $11,920
Dec-01               $9,294         $7,832                    $11,844
Jan-02               $9,230         $7,718                    $11,940
Feb-02               $9,167         $7,569                    $12,056
Mar-02               $9,298         $7,854                    $11,856

                             TOP 10 EQUITY HOLDINGS

                                                             (% OF PORTFOLIO)
                                                           --------------------
      S&P 500 Depositary Receipts                                  2.50%
      General Electric                                             2.05%
      Microsoft Corp.                                              1.78%
      Exxon Mobil Corp.                                            1.65%
      Wal-Mart Stores                                              1.52%
      Citigroup Inc.                                               1.40%
      Pfizer, Inc.                                                 1.38%
      Intel Corp.                                                  1.12%
      Johnson & Johnson                                            1.10%
      American International Group                                 1.05%

                               SECTOR ALLOCATIONS

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

U.S. Stocks                   57.8%
Treasuries & Agency Notes     17.6%
Corporate Bonds               11.2%
Mortgage-Backed Securities    10.4%
Short-Term, Futures, & Other   3.0%

                                  SUMMIT MUTUAL FUNDS, INC. - APEX SERIES INC.
                                             LEHMAN AGGREGATE BOND INDEX FUND
--------------------------------------------------------------------------------

OBJECTIVE - Seeks investment results that correspond to the total return performance of the bond market, as represented by the Lehman Brothers Aggregate Bond Index (the "Index").

STRATEGY - The Lehman Aggregate Bond Index Fund (the "Fund") will invest at least 80% of the value of its assets in obligations issued or guaranteed by the U.S. Government, publicly-traded debt securities rated BBB- or BAA3 or higher by a national rating agency, or cash and cash equivalents. Up to 20% of the Fund's total assets may be invested in financial futures or options contracts. The Fund will not purchase bonds rated below investment grade.

MANAGER'S COMMENTS:

The total return on the Summit Apex Lehman Aggregate Bond Index Fund was down ..4% (before contract fees and expenses) during the six-month period ending March 31, 2002. The underlying Lehman Brothers Aggregate Bond Index, by comparison, returned .14% during the same period. The objective of the Fund is to replicate the performance of the Index, minimizing the difference between the return of the Fund and the return of the Index before fees and expenses.

The investment grade, intermediate bond markets turned in a flat performance for the six-month period ended March 31, 2002. Fixed income market participants now believe that additional Federal Reserve rate cuts are unlikely, given what appears to be the start of an economic recovery. Last year's unprecedented period of interest rate cuts provided the backdrop for a strong rally in investment grade fixed income securities. However, as the domestic economy appears to be at its cyclical trough, or even recovering, the fixed income markets have become, and will remain more challenging going forward. The corporate transparency and accounting issues which were brought to the surface during the Enron "debacle" have also weighed heavily on the corporate credit markets as those companies whose names are often in the headlines have experienced significant credit spread widening during the period. Sectors of the Index that performed well include: sovereigns, investment grade financials, and long maturity corporate bonds. Poorly performing sectors include: long maturity U.S. Treasuries, and long maturity U.S. government agency obligations.

                                   FUND DATA

      Manager:                                             Team Managed
      Inception Date:                                      April 3, 2000
      Total Net Assets:                                    $16.8 Million
      Number of Holdings:                                  34
      Average Duration:                                    4.90 years
      Average Maturity:                                    14.1 years
      Average Credit Quality:                              AAA
      Current Yield:                                       5.84%

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC
COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT

SUMMIT LEHMAN AGGREGATE BOND INDEX FUND - AVERAGE ANNUAL TOTAL RETURN
1-Year                                                                 Since Inception
4.20%                                                                            8.06%

Past performance is not predictive of future results. Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

        LEHMAN AGGREGATE BOND INDEX FUND  LEHMAN BROTHERS AGGREGATE BOND INDEX
Mar-00                           $10,000                               $10,000
Apr-00                            $9,960                                $9,971
May-00                            $9,951                                $9,967
Jun-00                           $10,162                               $10,174
Jul-00                           $10,242                               $10,266
Aug-00                           $10,394                               $10,415
Sep-00                           $10,455                               $10,481
Oct-00                           $10,527                               $10,550
Nov-00                           $10,714                               $10,723
Dec-00                           $10,925                               $10,922
Jan-01                           $11,040                               $11,101
Feb-01                           $11,135                               $11,197
Mar-01                           $11,198                               $11,253
Apr-01                           $11,135                               $11,206
May-01                           $11,209                               $11,273
Jun-01                           $11,252                               $11,316
Jul-01                           $11,499                               $11,570
Aug-01                           $11,629                               $11,703
Sep-01                           $11,716                               $11,840
Oct-01                           $11,955                               $12,087
Nov-01                           $11,789                               $11,920
Dec-01                           $11,711                               $11,844
Jan-02                           $11,790                               $11,940
Feb-02                           $11,904                               $12,056
Mar-02                           $11,669                               $11,856

                               QUALITY BREAKDOWN

                                                             (% OF PORTFOLIO)
                                                           --------------------
      AAA                                                            74%
      AA                                                              2%
      A                                                              13%
      BBB                                                            11%

                               SECTOR ALLOCATIONS
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

U.S. Treasuries & Agency Notes  36.9%
Mortgage-Backed Securities      34.6%
Corporate Bonds & Notes         26.8%
Short-Term & Other               1.7%

  SUMMIT MUTUAL FUNDS, INC. - APEX SERIES
   EVEREST FUND
--------------------------------------------------------------------------------

OBJECTIVE - Seeks primarily long-term appreciation of capital, without incurring unduly high risk, by investing primarily in common stocks and other equity securities. Current income is a secondary objective.

STRATEGY - The Everest Fund will remain in a highly invested position ranging from 86% to 98%. The cash position will be held in highly liquid money market instruments to meet redemptions and to provide cash for future stock purchases as new opportunities arise.

MANAGER'S COMMENTS:

The Summit Apex Everest Fund's performance for the six months ended March 31, 2002 was up 15.17% (before contract fees and expenses) versus the 11.77% increase for the Russell 1000 Value Index and the 10.99% increase for the S&P
500. Another index, the NASDAQ composite (technology bellwether), rebounded 23.33%. The positive returns were primarily in the fourth quarter of 2001 while this year, 2002, returns were minimal.

The Federal Reserve has now effectively cut interest rates as much as they can without having a negative effect on the bond market by sparking inflation concerns. In 2001, the Federal Reserve lowered the federal funds rate eleven times in an effort to cushion a slowdown that was exacerbated with the September 11th terrorist attacks. The federal funds rate ended the year at 1.75%. The consensus view is that the Federal Reserve will be raising interest rates as soon as the unemployment rate stops rising. Low interest rates did have an effect on housing and autos in 2001-they stayed very robust. Unfortunately, this strength in 2001 cannot be called on to provide much stimulus in 2002 since there is very little pent-up demand. Concomitantly, refinancings which boosted spending in 2001 have probably run their course. As a result, Federal Reserve positions while soothing have stopped being "stimulating".

The terrorist attacks marked the beginning of this semi-annual period and knocked many sectors down severely. By selling into the unscathed sector or buying into the battered sector, the Everest Fund was able to benefit from the emotional extremes exacerbated by the almost 24/7 trading mentality engendered by the myriad of financial "news-sources". When entering an industry that has been battered, the Portfolio will acquire companies with market dominance that, due to market turmoil, appear attractively priced.

The recovery in 2002 should be unusual since the recession of 2001 was itself unusual. The slowdown was caused by a capital spending slowdown in telecommunications and technology not a consumer led crunch. Until excess capital spending is absorbed , there is little need for further spending in this sector. The recession of 2001 was also one in which the consumer did not cutback on credit creation, but spent his way through the downturn. The consumer cannot be counted on to jumpstart the recovery since he didn't cutback in the first place.

The Federal Reserve's almost monthly interest rate cuts coupled with the almost monthly earnings disappointments were the theme for 2001. In 2002, the Federal Reserve will probably take a back seat to the incipient earnings recovery, or lack thereof, in the economy.

                                   FUND DATA

      Managers:                                            James McGlynn
      Inception Date:                                      December 29, 1999
      Total Net Assets:                                    $66.9 Million
      Number of Holdings:                                  50
      Median Cap Size:                                     $18.9 Billion
      Average Price-to-earnings Ratio:                     26.7x
      Average Price-to-book Ratio:                         2.43x
      Dividend Yield:                                      2.14%

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC
COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT

SUMMIT EVEREST FUND - AVERAGE ANNUAL TOTAL RETURN
1-Year                                             Since Inception
15.67%                                                      12.18%

Past performance is not predictive of future results. Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

        EVEREST FUND  RUSSELL 1000 VALUE INDEX
Dec-99       $10,000                   $10,000
Dec-99       $10,040                   $10,109
Jan-00        $9,450                    $9,779
Feb-00        $8,760                    $9,053
Mar-00        $9,860                   $10,157
Apr-00        $9,670                   $10,039
May-00       $10,040                   $10,145
Jun-00        $9,780                    $9,681
Jul-00        $9,720                    $9,802
Aug-00       $10,230                   $10,348
Sep-00       $10,321                   $10,443
Oct-00       $10,723                   $10,699
Nov-00       $10,643                   $10,302
Dec-00       $11,285                   $10,818
Jan-01       $11,730                   $10,860
Feb-01       $11,538                   $10,558
Mar-01       $11,203                   $10,185
Apr-01       $11,913                   $10,684
May-01       $12,297                   $10,924
Jun-01       $12,162                   $10,682
Jul-01       $12,338                   $10,659
Aug-01       $11,841                   $10,232
Sep-01       $11,251                    $9,512
Oct-01       $11,458                    $9,430
Nov-01       $12,069                    $9,978
Dec-01       $12,464                   $10,213
Jan-02       $12,375                   $10,135
Feb-02       $12,527                   $10,151
Mar-02       $12,958                   $10,631

                                TOP 10 HOLDINGS

                                                             (% OF PORTFOLIO)
                                                           --------------------
      KeyCorp                                                      2.81%
      Citigroup Inc.                                               2.59%
      Merrill Lynch                                                2.55%
      Marathon Oil Corp.                                           2.49%
      J.P. Morgan Chase & Co.                                      2.48%
      Philip Morris                                                2.47%
      Hartford Financial Services                                  2.45%
      AT&T Wireless Services                                       2.44%
      FleetBoston Financial                                        2.43%
      McDonald's Corp.                                             2.38%

                               SECTOR ALLOCATIONS
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

Financial                29.1%
Energy                   12.4%
Consumer Cyclicals        8.9%
Consumer Staples          7.1%
Communications Services   6.6%
Technology                6.3%
Healthcare                6.1%
Basic Materials           5.9%
Capital Goods             5.7%
Utilities                 5.2%
Transportation            3.8%
Short-Term & Other        2.9%

                                       SUMMIT MUTUAL FUNDS, INC. - APEX SERIES
                                                                    BOND FUND
--------------------------------------------------------------------------------

OBJECTIVE - Seeks a high level of current income, without undue risk to principal, by investing in long-term, fixed-income, investment-grade corporate bonds.

STRATEGY - The Bond Fund (the "Fund") intends to invest at least 75% of the value of its assets in publicly-traded straight debt securities which have a rating within the four highest grades as rated by a national rating agency. Up to 25% of the portfolio may be invested in below investment grade debt securities or convertible debt securities. Up to 20% of the portfolio may be invested in convertible preferred and preferred stock or other securities.

MANAGER'S COMMENTS:

The Summit Apex Bond Fund had a total return of 0.43% (before contract fees and expenses) for the six month period ended March 31, 2002 compared to a total return of 0.14% for the Lehman Brothers Aggregate Bond Index (the "Index").

Following the economic shock of the September 11th terrorist attack, the U.S. economy rebounded rapidly with two quarters of positive economic growth. The initial GDP estimate of 5.8% for the first quarter of 2002 was the fastest rate in over two years. With only one quarter of negative economic growth, the recession that began in March of last year may be the mildest on record. U.S. Treasury rates greater than one year increased during the six month period in anticipation of the end of the year long Federal Reserve easing phase and improved economic conditions.

The sectors with the greatest positive influence on the Fund over the past year were industrials, financial institutions, commercial mortgage-backed securities and mortgage-backed securities. The improvement in the economy generally benefited the corporate bond sector while the increase in interest rates benefited mortgage-backed securities. The sectors that under performed over the last six months included telecom, utilities, manufactured housing and U.S. Treasury Securities.

                                   FUND DATA

      Managers:                                            Gary R. Rodmaker
                                                           Michael J. Schultz
      Inception Date:                                      April 3, 2000
      Total Net Assets:                                    $97.2 Million
      Number of Holdings:                                  94
      Average Duration:                                    4.13 years
      Average Maturity:                                    9.4 years
      Average Credit Quality:                              AA-
      Current Yield:                                       6.76%

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC
COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT

SUMMIT BOND FUND - AVERAGE ANNUAL TOTAL RETURN
1-Year                                          Since Inception
3.68%                                                     6.61%

Past performance is not predictive of future results. Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

        BOND FUND  LEHMAN BROTHERS AGGREGATE BOND INDEX
Mar-00    $10,000                               $10,000
Apr-00     $9,920                                $9,971
May-00     $9,810                                $9,967
Jun-00    $10,052                               $10,174
Jul-00    $10,152                               $10,266
Aug-00    $10,335                               $10,415
Sep-00    $10,304                               $10,481
Oct-00    $10,284                               $10,550
Nov-00    $10,409                               $10,723
Dec-00    $10,555                               $10,922
Jan-01    $10,755                               $11,101
Feb-01    $10,893                               $11,197
Mar-01    $10,957                               $11,253
Apr-01    $10,914                               $11,206
May-01    $10,975                               $11,273
Jun-01    $10,953                               $11,316
Jul-01    $11,191                               $11,570
Aug-01    $11,323                               $11,703
Sep-01    $11,312                               $11,840
Oct-01    $11,543                               $12,087
Nov-01    $11,431                               $11,920
Dec-01    $11,317                               $11,844
Jan-02    $11,385                               $11,940
Feb-02    $11,428                               $12,056
Mar-02    $11,360                               $11,856

                               QUALITY BREAKDOWN

                                                             (% OF PORTFOLIO)
                                                           --------------------
      AAA                                                            41%
      AA                                                              5%
      A                                                              13%
      BBB                                                            28%
      BB                                                              8%
      B                                                               4%
      CCC                                                             1%

                               SECTOR ALLOCATIONS
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

Corporate Bonds & Notes             44.3%
Mortgage & Asset Backed Securities  26.6%
U.S. Treasury Obligations           24.4%
Short-Term & Other                   4.7%

  SUMMIT MUTUAL FUNDS, INC. - APEX SERIES
   SHORT-TERM GOVERNMENT FUND
--------------------------------------------------------------------------------

OBJECTIVE - Seeks to provide a high level of current income and preservation of capital by investing 100% of total net assets in bonds issued by the U.S. government and its agencies.

STRATEGY - The Short-term Government Fund intends to invest 100% of the value of its assets in bonds issued by the U.S. government and its agencies.

MANAGER'S COMMENTS:

The Summit Apex Short-term Government Fund had a total return of 0.08% (before contract fees and expenses) for the six month period ended March 31, 2002 compared to a total return of 0.13% for the Salomon 1-5 Year Treasury Index (the "Index").

Following what may be the mildest recession on record, the U.S. economy grew at a positive rate over the last two quarters. The initial GDP estimate of 5.8% for the first quarter of 2002 was the fastest rate in over two years. The Federal Reserve continued the dramatic reduction of short term interest rates in the fourth quarter of 2001 before moving to a more neutral bias. The next move in short term interest rates is expected to be an increase. While very short interest rates decreased during the period, U.S. treasury rates greater than 1 year moved higher in the anticipation of stronger economic growth and the end of the Fed easing phase.

The sectors with the largest positive influence on the Fund during the past six months were U.S. Treasury and Agency securities with maturities of two years or less and the exposure to mortgage-backed securities. In periods of rising interest rates, mortgage-backed securities usually outperform similar maturity U.S. Treasury Securities. The sectors that underperformed were the U.S. Treasury and Agency securities with a maturity of greater than two years.
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC
COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT

SUMMIT SHORT-TERM GOVERNMENT FUND - AVERAGE ANNUAL TOTAL RETURN
1-Year                                                           Since Inception
4.28%                                                                      7.15%

Past performance is not predictive of future results. Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

        SHORT-TERM GOVERNMENT FUND  SALOMON 1-5 YR TREASURY INDEX
Mar-00                     $10,000                        $10,000
Apr-00                     $10,020                        $10,013
May-00                     $10,040                        $10,054
Jun-00                     $10,161                        $10,179
Jul-00                     $10,261                        $10,244
Aug-00                     $10,352                        $10,332
Sep-00                     $10,414                        $10,415
Oct-00                     $10,465                        $10,475
Nov-00                     $10,578                        $10,593
Dec-00                     $10,732                        $10,812
Jan-01                     $10,857                        $10,947
Feb-01                     $10,931                        $11,032
Mar-01                     $11,005                        $11,107
Apr-01                     $11,005                        $11,106
May-01                     $11,047                        $11,161
Jun-01                     $11,069                        $11,198
Jul-01                     $11,207                        $11,360
Aug-01                     $11,283                        $11,444
Sep-01                     $11,466                        $11,660
Oct-01                     $11,596                        $11,795
Nov-01                     $11,498                        $11,722
Dec-01                     $11,465                        $11,700
Jan-02                     $11,498                        $11,730
Feb-02                     $11,587                        $11,806
Mar-02                     $11,476                        $11,674

                                   FUND DATA

      Manager:                                             Michael J. Schultz
      Inception Date:                                      April 3, 2000
      Total Net Assets:                                    $17.0 Million
      Number of Holdings:                                  10
      Average Duration:                                    2.22 years
      Average Maturity:                                    5.6 years
      Average Credit Quality:                              GOV
      Current Yield:                                       4.08%

                               SECTOR ALLOCATIONS
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

Treasuries & Agencies Notes  63.0%
Mortgage-Backed Securities   34.3%
Short-Term & Other            2.7%

                                       SUMMIT MUTUAL FUNDS, INC. - APEX SERIES
                                                   EMERGING MARKETS BOND FUND
--------------------------------------------------------------------------------

OBJECTIVE - Seeks high income and capital appreciation.

STRATEGY - The Emerging Markets Bond Fund (the "Fund") intends to invest primarily in government and corporate bonds of emerging market nations.

MANAGER'S COMMENTS

The Summit Apex Emerging Markets Bond Fund was opened July 9, 2001. The Fund had a total return of a 10.65% decline since inception and a 0.10% decline for the six months ending March 31, 2002. This compares to a return of 4.04% for the Salomon Brothers High Yield Market Index since the Fund was opened and 8.67% for the last six months.

Emerging market bonds have posted poor returns over the last six months, led downward by the recent crisis in Argentina. In addition, political uncertainty in Venezuela has lead to a highly volatile marketplace for sovereign debt. The market for emerging market corporate debt is also highly volatile and has continued to be less liquid. Russian and Mexican bonds have performed reasonably well, relative to the above.

Given the continued instability and volatility discussed above, the Emerging Market Fund continues to hold a reasonably large amount of cash and short-term Treasury bonds.

                                   FUND DATA

      Managers:                                            Team Managed
      Inception Date:                                      July 9, 2001
      Total Net Assets:                                    $14.9 Million
      Number of Fixed Income Holdings:                     31
      Average Duration:                                    3.35 years
      Average Maturity:                                    6.3 years
      Average Credit Quality:                              BB
      Current Yield:                                       22.50%

                               SECTOR ALLOCATIONS
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

Corporate Bonds & Notes    86.2%
U.S. Treasury Obligations  10.7%
Short-Term & Other          3.1%

                               QUALITY BREAKDOWN

                                                             (% OF PORTFOLIO)
                                                           --------------------
      BBB                                                            10%
      BB                                                             29%
      B                                                              25%
      CCC                                                             9%
      CC                                                              2%
      C                                                               1%
      D                                                               1%
      NR                                                             12%

  SUMMIT MUTUAL FUNDS, INC. - APEX SERIES
   HIGH YIELD BOND FUND
--------------------------------------------------------------------------------

OBJECTIVE - Seeks high current income and capital appreciation, secondarily.

STRATEGY - The High Yield Bond Fund (the "Fund") intends to invest primarily in high yield, high risk bonds, with maturities.

MANAGER'S COMMENTS

The Summit Apex High Yield Bond Fund was opened July 9, 2001. The Fund had a total return of a 3.54% decline since inception and 4.66% for the six months ending March 31, 2002. This compares to a return of 4.04% for the Salomon Brothers High Yield Market Index since the Fund was opened and 8.67% for the last six months.

The high yield bond market has performed well over the last six months. The combination of an improved economic outlook and large cash inflows into high yield mutual funds has propelled the market higher. Spreads on high yield bonds have generally compressed, and bond prices have generally risen. Bonds of companies in cyclical industries have generally outperformed the marketplace, while bonds of companies in the telecommunication and cable sectors have generally underperformed.

Moody's twelve-month trailing annual default rate appears to have peaked during the first quarter of 2002, at least for the near term. Lower defaults, an improving economy and higher corporate profits would clearly help the high yield bond market going forward.

                                   FUND DATA

      Managers:                                            Team Managed
      Inception Date:                                      July 9, 2001
      Total Net Assets:                                    $18.8 Million
      Number of Holdings:                                  38
      Average Duration:                                    4.22 years
      Average Maturity:                                    6.6 years
      Average Credit Quality:                              BB
      Current Yield:                                       21.09%

                               QUALITY BREAKDOWN

                                                             (% OF PORTFOLIO)
                                                           --------------------
      BBB                                                             7%
      BB                                                             44%
      B                                                              43%
      CCC                                                             4%
      NR                                                              2%

                               SECTOR ALLOCATIONS
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

Corporate Bonds & Notes  86.6%
Short-Term & Other       13.4%

                                       SUMMIT MUTUAL FUNDS, INC. - APEX SERIES
                                                            MONEY MARKET FUND
--------------------------------------------------------------------------------

OBJECTIVE - Seeks to maintain stability of capital and to maintain the liquidity of capital and to provide current income.

STRATEGY - The Money Market Fund intends to invest 100% of the value of its assets in high quality short-term securities.

MANAGER'S COMMENTS:

The past six months exhibited the resiliency of the U.S. economy. Questions shifted from uncertainty about economic prospects in light of last September's tragedy to the actual strength of the rebound. There is no question that markets and data now suggest a solid path of sustainable economic growth. In this light, the Federal Reserve (Fed) recently took the initial step to tightening monetary conditions by adopting a neutral prospective for economic risks. Also, the forward yield curve embodies a high probability of tighter monetary condition by mid-year, and the short-term yield curve is the steepest it has been in seven years. In simple terms, the easing cycle for monetary policy has ended.

Most economists have raised their first quarter gross domestic product estimate into a range of 3% to 5%. Factors contributing to this upbeat outlook are solid numbers on final sales, inventory restocking, and improving prospects for capital spending. The latter will be aided by the recent economic stimulus package which is business directed. Moreover, prospects for continuing economic momentum are bright especially given the improvement in employment data and consumer sentiment. Fed policy continues to be accommodative and as the year progresses will become neutral through interest rate increases. However, the pace of tightening will not be aggressive because inflation is not a threat, the economy and many businesses remain fragile, and financial conditions have already tightened as reflected by the steepening of the yield curve. In the context, selective lengthening to take advantage of the exaggerated expectation of higher rates which are incorporated in the yield curve is warranted.

                                   FUND DATA

      Manager:                         Subadvised by Deutsche Investment
                                       Management Americas Inc.
      Inception Date:                  June 28, 2000
      Total Net Assets:                $88.9 Million
      Current Yield:                   1.22%

                               SECTOR ALLOCATIONS
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

Commercial Paper                    97.8%
Variable Rate Demand Notes & Other   2.2%

  SUMMIT MUTUAL FUNDS, INC. - APEX SERIES
   STATEMENTS OF ASSETS AND LIABILITIES
--------------------------------------------------------------------------------

MARCH 31, 2002
(UNAUDITED)

                                                                   S&P       RUSSELL 2000
                                                  S&P 500      MIDCAP 400      SMALL CAP     NASDAQ-100
                                                INDEX FUND     INDEX FUND     INDEX FUND     INDEX FUND
                                               -------------  -------------  -------------  -------------
ASSETS
  Investments in securities, at value
    (cost $188,009,023; $22,463,756;
    $23,637,518; $18,477,010)                  $150,718,688   $ 24,485,242   $ 23,311,255   $ 10,980,375
  Cash                                                   --             --             98             --
  Receivables:
    Shares sold                                       7,204         14,217             --             --
    Securities sold                                      --             --         24,419        150,308
    Interest and dividends                          166,672         20,051         24,697          2,091
    Receivable from Adviser                              --         12,273         37,376         28,606
  Variation margin                                    8,400         10,325          1,779         25,984
  Prepaid expenses and other                          7,843          3,103          3,184          3,138
                                               ------------   ------------   ------------   ------------
                                                150,908,807     24,545,211     23,402,808     11,190,502
                                               ------------   ------------   ------------   ------------
LIABILITIES
  Payables:
    Investment securities purchased                      --          6,149             --             --
    Shares redeemed                                  85,359             --      1,545,179        200,633
    Administration expenses                          11,901             --             --             --
    Investment advisory fees                         34,014             --             --             --
    Custodian and fund accounting fees               15,408         10,950         30,176          6,868
    Professional fees                                 4,671          6,255          6,491          5,071
    Other accrued expenses                           34,640          6,989          4,582          4,219
                                               ------------   ------------   ------------   ------------
                                                    185,993         30,343      1,586,428        216,791
                                               ------------   ------------   ------------   ------------
NET ASSETS
  Paid-in capital                               191,097,419     22,969,730     22,283,594     22,702,620
  Accumulated undistributed net investment
    income / (loss)                                 372,546         29,969         20,014         (4,678)
  Accumulated net realized gain / (loss) on
    investments and futures contracts            (3,442,466)      (536,417)      (177,140)    (4,185,651)
  Net unrealized appreciation /
    (depreciation) on investments, futures
    contracts, and translation of assets and
    liabilities in foreign currencies           (37,304,685)     2,051,586       (310,088)    (7,538,580)
                                               ------------   ------------   ------------   ------------
                                               $150,722,814   $ 24,514,868   $ 21,816,380   $ 10,973,711
                                               ============   ============   ============   ============
Shares authorized ($.10) par value               20,000,000     20,000,000     20,000,000     20,000,000

Shares outstanding                                3,925,937        464,263        418,087        560,349

Net assets value, offering and redemption
  price per share                                    $38.39         $52.80         $52.18         $19.58

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                       SUMMIT MUTUAL FUNDS, INC. - APEX SERIES
                                         STATEMENTS OF ASSETS AND LIABILITIES
--------------------------------------------------------------------------------

MARCH 31, 2002
(UNAUDITED)

                                                   EAFE           TOTAL                         LEHMAN
                                               INTERNATIONAL  SOCIAL IMPACT    BALANCED     AGGREGATE BOND
                                                INDEX FUND        FUND        INDEX FUND      INDEX FUND
                                               -------------  -------------  -------------  --------------
ASSETS
  Investments in securities, at value
     (cost $25,855,766; $4,773,712;
     $31,506,908; $16,368,298)                 $ 21,035,552   $  4,321,987   $ 27,322,280    $ 16,535,202
  Cash                                               97,359             --             --              --
  Receivables:
    Shares sold                                          --             --             --          14,720
    Securities sold                                   6,502             --             --              --
    Interest and dividends                           78,773          5,010        162,581         214,408
    Receivable from Adviser                              --         58,033             --           1,442
  Variation margin                                       --             --             --              --
  Prepaid expenses and other                          3,965          1,909         18,018           1,433
                                               ------------   ------------   ------------    ------------
                                                 21,222,151      4,386,939     27,502,879      16,767,205
                                               ------------   ------------   ------------    ------------
LIABILITIES
  Payables:
    Investment securities purchased                      --             --        208,908              --
    Shares redeemed                                  35,519              1         38,993              --
    Investment advisory fees                          4,517             --         33,602              --
    Administration expenses                             891             --          1,158              --
    Custodian and fund accounting fees               71,586          7,447          9,304           7,312
    Professional fees                                 6,734          6,410          5,999           4,368
    Other accrued expenses                           16,793          8,579          6,178           3,471
                                               ------------   ------------   ------------    ------------
                                                    136,040         22,437        304,142          15,151
                                               ------------   ------------   ------------    ------------
NET ASSETS
  Paid-in capital                                26,141,238      4,906,828     31,445,284      16,410,937
  Accumulated undistributed net investment
     income / (loss)                                 12,728          8,599         73,678          90,398
  Accumulated net realized gain / (loss) on
     investments and futures contracts             (247,641)       (99,200)      (135,597)         83,815
  Net unrealized appreciation /
     (depreciation) on investments, futures
     contracts, and translations of assets
     and liabilities in foreign currencies       (4,820,214)      (451,725)    (4,184,628)        166,904
                                               ------------   ------------   ------------    ------------
                                               $ 21,086,111   $  4,364,502   $ 27,198,737    $ 16,752,054
                                               ============   ============   ============    ============
Shares authorized ($.10) par value               20,000,000     20,000,000     20,000,000      20,000,000

Shares outstanding                                  530,937        101,746        620,965         327,943

Net assets value, offering and redemption
   price per share                                   $39.71         $42.90         $43.80          $51.08

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

  SUMMIT MUTUAL FUNDS, INC. - APEX SERIES
   STATEMENTS OF ASSETS AND LIABILITIES
--------------------------------------------------------------------------------

MARCH 31, 2002
(UNAUDITED)

                                                                              SHORT-TERM      EMERGING
                                                  EVEREST         BOND        GOVERNMENT    MARKETS BOND
                                                   FUND           FUND           FUND           FUND
                                               -------------  -------------  -------------  -------------
ASSETS
  Investments in securities, at value
     (cost $61,097,876; $95,420,542;
     $16,936,847; $20,867,373)                 $ 66,905,122   $ 95,623,454   $ 16,883,019   $ 14,480,948
  Cash                                                   --        127,908             --             --
  Receivables:
    Shares sold                                      46,976             --          6,558             --
    Securities sold                               1,961,525        322,880             --             --
    Interest and dividends                          112,160      1,397,216        170,746        432,927
    Receivable from Adviser                              --             --          3,184             --
  Variation margin                                       --             --             --             --
  Prepaid expenses and other                         23,893          7,987          1,510          3,591
                                               ------------   ------------   ------------   ------------
                                                 69,049,676     97,479,445     17,065,017     14,917,466
                                               ------------   ------------   ------------   ------------
LIABILITIES
  Payables:
    Investment securities purchased               2,089,710             --             --             --
    Shares redeemed                                      --        167,255             --             --
    Investment advisory fees                         37,426         40,598             --          9,561
    Administration expenses                           5,684          8,284             --          1,275
    Custodian and fund accounting fees                7,707         11,265          7,375          8,280
    Professional fees                                 4,892          4,741          5,443          6,505
    Other accrued expenses                            7,516          6,091          3,435          3,474
                                               ------------   ------------   ------------   ------------
                                                  2,152,935        238,234         16,253         29,095
                                               ------------   ------------   ------------   ------------
NET ASSETS
  Paid-in capital                                57,746,976     98,237,373     16,905,854     29,870,506
  Accumulated undistributed net investment
     income / (loss)                                219,065        593,262         62,594          8,131
  Accumulated net realized gain / (loss) on
     investments and futures contracts            3,123,454     (1,792,336)       134,144     (8,603,841)
  Net unrealized appreciation /
     (depreciation) on investments, futures
     contracts, and translations of assets
     and liabilities in foreign currencies        5,807,246        202,912        (53,828)    (6,386,425)
                                               ------------   ------------   ------------   ------------
                                               $ 66,896,741   $ 97,241,211   $ 17,048,764   $ 14,888,371
                                               ============   ============   ============   ============
Shares authorized ($.10) par value               20,000,000     20,000,000     20,000,000     20,000,000

Shares outstanding                                1,148,077      1,951,517        332,162        620,660

Net assets value, offering and redemption
   price per share                                   $58.27         $49.83         $51.33         $23.99

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                       SUMMIT MUTUAL FUNDS, INC. - APEX SERIES
                                         STATEMENTS OF ASSETS AND LIABILITIES
--------------------------------------------------------------------------------

MARCH 31, 2002
(UNAUDITED)

                                           HIGH YIELD        MONEY
                                              BOND          MARKET
                                              FUND           FUND
                                          -------------  -------------
ASSETS
  Investments in securities, at value
     (cost $21,684,344; $87,771,833)      $ 18,384,207   $ 87,771,833
  Cash                                              --             --
  Receivables:
    Shares sold                                    428      1,095,205
    Securities sold                                 --             --
    Interest and dividends                     463,065         38,645
    Receivable from Adviser                         --             --
  Variation margin                                  --             --
  Prepaid expenses and other                     3,853          6,805
                                          ------------   ------------
                                            18,851,553     88,912,488
                                          ------------   ------------
LIABILITIES
  Payables:
    Investment securities purchased                 --             --
    Shares redeemed                                 --             --
    Investment advisory fees                    10,370          4,355
    Administration expenses                      1,595          3,772
    Custodian and fund accounting fees           8,591          9,091
    Professional fees                            6,481          4,616
    Other accrued expenses                       3,534          7,023
                                          ------------   ------------
                                                30,571         28,857
                                          ------------   ------------
NET ASSETS
  Paid-in capital                           42,068,900     88,883,631
  Accumulated undistributed net
     investment income / (loss)                 94,655             --
  Accumulated net realized gain / (loss)
     on investments and futures
     contracts                             (20,042,436)            --
  Net unrealized appreciation /
     (depreciation) on investments,
     futures contracts, and translations
     of assets and liabilities in
     foreign currencies                     (3,300,137)            --
                                          ------------   ------------
                                          $ 18,820,982   $ 88,883,631
                                          ============   ============
Shares authorized ($.10) par value          20,000,000    150,000,000

Shares outstanding                             688,790     88,883,631

Net assets value, offering and
   redemption price per share                   $27.32          $1.00

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

  SUMMIT MUTUAL FUNDS, INC. - APEX SERIES
   STATEMENTS OF OPERATIONS
--------------------------------------------------------------------------------
FOR THE SIX MONTHS ENDED MARCH 31, 2002
(UNAUDITED)

                                                 S&P      RUSSELL 2000
                                  S&P 500    MIDCAP 400     SMALL CAP     NASDAQ-100
                                INDEX FUND   INDEX FUND    INDEX FUND     INDEX FUND
                                -----------  -----------  -------------  ------------
INVESTMENT INCOME
  Interest                      $   17,759   $   19,754    $   11,451    $    26,087
  Dividends (net of foreign
    withholding taxes
    of $1,190; $0; $10; $0)        976,370       90,569       132,314          2,785
                                -----------  ----------    ----------    -----------
                                   994,129      110,323       143,765         28,872
                                -----------  ----------    ----------    -----------
EXPENSES
  Investment advisory fees         214,691       28,753        36,571         18,065
  Administration expenses           57,116        7,974         8,450          4,278
  Custodian fees and expenses       23,424       10,224        21,112          4,839
  Fund accounting fees              19,976       19,088        34,034         16,016
  Professional fees                 11,827        7,331         7,590          5,109
  Directors' fees                   16,643        2,258         2,427            936
  Transfer agent fees                7,925        6,188         6,006          6,569
  Registration expense               3,984        1,973         1,366          2,790
  Other                             23,764        4,032         3,822          3,717
                                -----------  ----------    ----------    -----------
                                   379,350       87,821       121,378         62,319
  Expense reimbursements and
    waivers                        (28,558)     (30,314)      (43,511)       (28,769)
                                -----------  ----------    ----------    -----------
                                   350,792       57,507        77,867         33,550
                                -----------  ----------    ----------    -----------
NET INVESTMENT INCOME / (LOSS)     643,337       52,816        65,898         (4,678)
                                -----------  ----------    ----------    -----------

REALIZED AND UNREALIZED GAIN /
  (LOSS)
  Net realized gain / (loss)
    on investments              (1,042,667)      26,008        54,793     (1,089,045)
  Net realized gain / (loss)
    on futures contracts and
    options                        254,632      281,844       203,058        307,716
                                -----------  ----------    ----------    -----------
                                  (788,035)     307,852       257,851       (781,329)
                                -----------  ----------    ----------    -----------
  Net change in unrealized
    appreciation /
    (depreciation) on
    investments and futures
    contracts                   13,995,067    3,811,729     4,280,666      2,392,372
                                -----------  ----------    ----------    -----------

NET REALIZED AND UNREALIZED
  GAIN / (LOSS)                 13,207,032    4,119,581     4,538,517      1,611,043
                                -----------  ----------    ----------    -----------

NET INCREASE / (DECREASE) IN
  NET ASSETS FROM OPERATIONS    $13,850,369  $4,172,397    $4,604,415    $ 1,606,365
                                ===========  ==========    ==========    ===========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                       SUMMIT MUTUAL FUNDS, INC. - APEX SERIES
                                                     STATEMENTS OF OPERATIONS
--------------------------------------------------------------------------------

FOR THE SIX MONTHS ENDED MARCH 31, 2002
(UNAUDITED)

                                     EAFE           TOTAL                        LEHMAN
                                INTERNATIONAL   SOCIAL IMPACT    BALANCED    AGGREGATE BOND
                                  INDEX FUND         FUND       INDEX FUND     INDEX FUND
                                --------------  --------------  -----------  ---------------
INVESTMENT INCOME
  Interest                        $       --       $    627     $  335,318      $ 497,250
  Dividends (net of foreign
     withholding taxes
     of $13,308; $36; $133;
     $0)                             108,046         28,005        110,413             --
                                  ----------       --------     ----------      ---------
                                     108,046         28,632        445,731        497,250
                                  ----------       --------     ----------      ---------
EXPENSES
  Investment advisory fees            54,518          9,589         40,736         25,200
  Administration expenses              7,758          1,694         10,648          6,600
  Custodian fees and expenses         21,855          2,126            280          2,367
  Fund accounting fees                51,870          8,089         19,966         20,914
  Professional fees                    8,162          6,261          7,272          5,170
  Directors' fees                      1,724            377          2,608          1,639
  Transfer agent fees                  6,052          6,268          6,370          6,279
  Registration expense                 3,814          1,754          1,202            608
  Other                                6,889          2,906          1,101          2,773
                                  ----------       --------     ----------      ---------
                                     162,642         39,064         90,183         71,550
  Expense reimbursements and
     waivers                         (40,949)       (23,082)        (8,710)       (21,150)
                                  ----------       --------     ----------      ---------
                                     121,693         15,982         81,473         50,400
                                  ----------       --------     ----------      ---------
NET INVESTMENT INCOME / (LOSS)       (13,647)        12,650        364,258        446,850
                                  ----------       --------     ----------      ---------

REALIZED AND UNREALIZED GAIN /
   (LOSS)
  Net realized gain / (loss)
     on investments                 (238,255)       (24,001)      (102,232)        48,544
  Net realized gain / (loss)
     on futures contracts and
     options                          (8,519)            --        111,170             --
                                  ----------       --------     ----------      ---------
                                    (246,774)       (24,001)         8,938         48,544
                                  ----------       --------     ----------      ---------

  Net change in unrealized
     appreciation /
     (depreciation) on
     investments and futures
     contracts                     1,702,375        430,780      1,271,510       (555,285)
                                  ----------       --------     ----------      ---------

NET REALIZED AND UNREALIZED
   GAIN / (LOSS)                   1,455,601        406,779      1,280,448       (506,741)
                                  ----------       --------     ----------      ---------

NET INCREASE / (DECREASE) IN
   NET ASSETS FROM OPERATIONS     $1,441,954       $419,429     $1,644,706      $ (59,891)
                                  ==========       ========     ==========      =========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

  SUMMIT MUTUAL FUNDS, INC. - APEX SERIES
   STATEMENTS OF OPERATIONS
--------------------------------------------------------------------------------

FOR THE SIX MONTHS ENDED MARCH 31, 2002
(UNAUDITED)

                                                                       EMERGING
                                                         SHORT-TERM    MARKETS
                                 EVEREST       BOND      GOVERNMENT      BOND
                                   FUND        FUND         FUND         FUND
                                ----------  -----------  ----------  ------------
INVESTMENT INCOME
  Interest                      $   12,716  $ 3,531,970  $ 392,161   $   861,209
  Dividends (net of foreign
     withholding taxes
     of $0; $0; $0; $0)            671,568           --         --            --
                                ----------  -----------  ---------   -----------
                                   684,284    3,531,970    392,161       861,209
                                ----------  -----------  ---------   -----------
EXPENSES
  Investment advisory fees         199,547      235,531     39,616        59,106
  Administration expenses           24,867       38,974      6,900         6,152
  Custodian fees and expenses        7,835       11,742      2,148         1,862
  Fund accounting fees              15,652       22,888     20,111        21,884
  Professional fees                  7,889        9,541      6,804         6,488
  Directors' fees                    6,726        8,020      1,919         1,856
  Transfer agent fees                6,722        7,644      5,915         6,006
  Registration expense               2,910        5,317      1,117         3,226
  Other                              8,865       11,044      2,526         1,411
                                ----------  -----------  ---------   -----------
                                   281,013      350,701     87,056       107,991
  Expense reimbursements and
     waivers                            --           --    (22,790)           --
                                ----------  -----------  ---------   -----------
                                   281,013      350,701     64,266       107,991
                                ----------  -----------  ---------   -----------
NET INVESTMENT INCOME / (LOSS)     403,271    3,181,269    327,895       753,218
                                ----------  -----------  ---------   -----------

REALIZED AND UNREALIZED GAIN /
   (LOSS)
  Net realized gain / (loss)
     on investments              3,421,622   (1,639,112)   317,230    (2,921,483)
  Net realized gain / (loss)
     on futures contracts and
     options                            --           --         --            --
                                ----------  -----------  ---------   -----------
                                 3,421,622   (1,639,112)   317,230    (2,921,483)
                                ----------  -----------  ---------   -----------

  Net change in unrealized
     appreciation /
     (depreciation) on
     investments and futures
     contracts                   4,847,390   (1,121,566)  (641,187)    2,188,171
                                ----------  -----------  ---------   -----------

NET REALIZED AND UNREALIZED
   GAIN / (LOSS)                 8,269,012   (2,760,678)  (323,957)     (733,312)
                                ----------  -----------  ---------   -----------

NET INCREASE / (DECREASE) IN
   NET ASSETS FROM OPERATIONS   $8,672,283  $   420,591  $   3,938   $    19,906
                                ==========  ===========  =========   ===========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                       SUMMIT MUTUAL FUNDS, INC. - APEX SERIES
                                                     STATEMENTS OF OPERATIONS
--------------------------------------------------------------------------------

FOR THE SIX MONTHS ENDED MARCH 31, 2002
(UNAUDITED)

                                          HIGH YIELD    MONEY
                                             BOND       MARKET
                                             FUND        FUND
                                          -----------  --------
INVESTMENT INCOME
  Interest                                 $ 982,047   $993,037
  Dividends (net of foreign withholding
     taxes of $0; $0)                             --         --
                                           ---------   --------
                                             982,047    993,037
                                           ---------   --------
EXPENSES
  Investment advisory fees                    62,589    153,250
  Administration expenses                      7,546     34,366
  Custodian fees and expenses                  3,390     14,120
  Fund accounting fees                        22,568     22,951
  Professional fees                            6,647      9,123
  Directors' fees                              2,120     10,244
  Transfer agent fees                          6,006      7,523
  Registration expense                         3,479      4,872
  Other                                        1,793      7,349
                                           ---------   --------
                                             116,138    263,798
  Expense reimbursements and waivers              --    (68,499)
                                           ---------   --------
                                             116,138    195,299
                                           ---------   --------
NET INVESTMENT INCOME / (LOSS)               865,909    797,738
                                           ---------   --------

REALIZED AND UNREALIZED GAIN / (LOSS)
  Net realized gain / (loss) on
     investments                            (917,026)       797
  Net realized gain / (loss) on futures
     contracts and options                        --         --
                                           ---------   --------
                                            (917,026)       797
                                           ---------   --------

  Net change in unrealized appreciation
     / (depreciation) on investments and
     futures contracts                       937,764         --
                                           ---------   --------

NET REALIZED AND UNREALIZED GAIN /
   (LOSS)                                     20,738        797
                                           ---------   --------

NET INCREASE / (DECREASE) IN NET ASSETS
   FROM OPERATIONS                         $ 886,647   $798,535
                                           =========   ========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

  SUMMIT MUTUAL FUNDS, INC. - APEX SERIES
   STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                      S&P MIDCAP 400 INDEX
                                   S&P 500 INDEX FUND                         FUND
                           ----------------------------------  ----------------------------------
                           FOR THE SIX MONTHS                  FOR THE SIX MONTHS
                            ENDED MARCH 31,      YEAR ENDED     ENDED MARCH 31,      YEAR ENDED
                              (UNAUDITED)      SEPTEMBER 30,      (UNAUDITED)      SEPTEMBER 30,
                           ------------------  --------------  ------------------  --------------
                                  2002              2001              2002              2001
                           ------------------  --------------  ------------------  --------------
OPERATIONS
  Net investment income /
     (loss)                   $    643,337      $  1,287,186      $    52,816       $    151,377
  Net realized gain /
     (loss) on
     investments and
     futures                      (788,035)       (2,534,783)         307,852           (873,925)
  Net change on
     unrealized
     appreciation /
     (depreciation) on
     investments and
     futures contracts          13,995,067       (44,599,102)       3,811,729         (3,001,255)
                              ------------      ------------      -----------       ------------
                                13,850,369       (45,846,699)       4,172,397         (3,723,803)
                              ------------      ------------      -----------       ------------
DISTRIBUTIONS TO
   SHAREHOLDERS
  Net investment income           (857,843)         (855,524)         (67,577)          (152,742)
  Net realized gain                     --                --               --           (205,658)
  Return of capital                     --                --               --                 --
                              ------------      ------------      -----------       ------------
                                  (857,843)         (855,524)         (67,577)          (358,400)
                              ------------      ------------      -----------       ------------
FUND SHARE TRANSACTIONS
  Proceeds from shares
     sold                       14,021,017        32,247,070        7,529,151          7,721,769
  Reinvestment of
     distribution                  857,749           855,512           67,520            358,325
  Payments for shares
     redeemed                   (7,079,063)      (17,368,476)      (1,420,258)       (13,779,259)
                              ------------      ------------      -----------       ------------
                                 7,799,703        15,734,106        6,176,413         (5,699,165)
                              ------------      ------------      -----------       ------------
NET INCREASE / (DECREASE)
   IN NET ASSETS                20,792,229       (30,968,117)      10,281,233         (9,781,368)

NET ASSETS
  Beginning of year            129,930,585       160,898,702       14,233,635         24,015,003
                              ------------      ------------      -----------       ------------
  End of year                 $150,772,814      $129,930,585      $24,514,868       $ 14,233,635
                              ============      ============      ===========       ============
UNDISTRIBUTED NET
   INVESTMENT INCOME /
   (LOSS)                     $    372,546      $    587,053      $    29,969       $     44,729
                              ============      ============      ===========       ============
FUND SHARE TRANSACTIONS
  Sold                             369,403           771,682          155,030            158,699
  Reinvestment of
     distribution                   22,337            19,310            1,378              7,195
  Redeemed                        (189,092)         (420,280)         (28,869)          (277,475)
                              ------------      ------------      -----------       ------------
    Net increase /
       (decrease) from
       fund share
       transactions                202,648           370,712          127,539           (111,581)
                              ============      ============      ===========       ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                       SUMMIT MUTUAL FUNDS, INC. - APEX SERIES
                                          STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                 RUSSELL 2000 SMALL CAP
                                       INDEX FUND                    NASDAQ-100 INDEX FUND
                           ----------------------------------  ----------------------------------
                           FOR THE SIX MONTHS                  FOR THE SIX MONTHS
                            ENDED MARCH 31,      YEAR ENDED     ENDED MARCH 31,      YEAR ENDED
                              (UNAUDITED)      SEPTEMBER 30,      (UNAUDITED)      SEPTEMBER 30,
                           ------------------  --------------  ------------------  --------------
                                  2002              2001              2002              2001
                           ------------------  --------------  ------------------  --------------
OPERATIONS
  Net investment income /
     (loss)                   $    65,898       $   180,281       $     (4,678)     $     10,679
  Net realized gain /
     (loss) on
     investments and
     futures                      257,851          (447,649)          (781,329)       (3,485,153)
  Net change on
     unrealized
     appreciation /
     (depreciation) on
     investments and
     futures contracts          4,280,666        (4,104,348)         2,392,372        (7,653,905)
                              -----------       -----------       ------------      ------------
                                4,604,415        (4,371,716)         1,606,365       (11,128,379)
                              -----------       -----------       ------------      ------------
DISTRIBUTIONS TO
   SHAREHOLDERS
  Net investment income          (108,180)         (140,179)                --           (43,264)
  Net realized gain                    --           (19,350)                --                --
  Return of capital                    --                --                 --           (17,004)
                              -----------       -----------       ------------      ------------
                                 (108,180)         (159,529)                --           (60,268)
                              -----------       -----------       ------------      ------------
FUND SHARE TRANSACTIONS
  Proceeds from shares
     sold                       1,899,974        10,329,776         13,614,888        40,094,237
  Reinvestment of
     distribution                 108,156           159,510                 --            60,250
  Payments for shares
     redeemed                  (2,448,828)       (4,085,983)       (11,653,819)      (34,652,143)
                              -----------       -----------       ------------      ------------
                                 (440,698)        6,403,303          1,961,069         5,502,344
                              -----------       -----------       ------------      ------------
NET INCREASE / (DECREASE)
   IN NET ASSETS                4,055,537         1,872,058          3,567,434        (5,686,303)

NET ASSETS
  Beginning of year            17,760,843        15,888,785          7,406,277        13,092,580
                              -----------       -----------       ------------      ------------
  End of year                 $21,816,380       $17,760,843       $ 10,973,711      $  7,406,277
                              ===========       ===========       ============      ============
UNDISTRIBUTED NET
   INVESTMENT INCOME /
   (LOSS)                     $    20,014       $    62,295       $     (4,678)     $         --
                              ===========       ===========       ============      ============
FUND SHARE TRANSACTIONS
  Sold                             38,634           208,270            678,324         1,460,782
  Reinvestment of
     distribution                   2,185             3,124                 --             1,562
  Redeemed                        (47,849)          (82,390)          (585,658)       (1,258,977)
                              -----------       -----------       ------------      ------------
    Net increase /
       (decrease) from
       fund share
       transactions                (7,030)          129,004             92,666           203,367
                              ===========       ===========       ============      ============


                               EAFE INTERNATIONAL INDEX FUND
                           --------------------------------------
                           FOR THE SIX MONTHS     PERIOD FROM
                            ENDED MARCH 31,    DECEMBER 28, 2000
                              (UNAUDITED)       TO SEPTEMBER 30,
                           ------------------  ------------------
                                  2002                2001
                           ------------------  ------------------
OPERATIONS
  Net investment income /
     (loss)                    $   (13,647)        $   123,826
  Net realized gain /
     (loss) on
     investments and
     futures                      (246,774)               (867)
  Net change on
     unrealized
     appreciation /
     (depreciation) on
     investments and
     futures contracts           1,702,375          (6,522,589)
                               -----------         -----------
                                 1,441,954          (6,399,630)
                               -----------         -----------
DISTRIBUTIONS TO
   SHAREHOLDERS
  Net investment income            (48,438)            (49,013)
  Net realized gain                     --                  --
  Return of capital                     --                  --
                               -----------         -----------
                                   (48,438)            (49,013)
                               -----------         -----------
FUND SHARE TRANSACTIONS
  Proceeds from shares
     sold                        2,007,865          26,036,846
  Reinvestment of
     distribution                   48,427              49,002
  Payments for shares
     redeemed                     (274,245)         (1,726,657)
                               -----------         -----------
                                 1,782,047          24,359,191
                               -----------         -----------
NET INCREASE / (DECREASE)
   IN NET ASSETS                 3,175,563          17,910,548
NET ASSETS
  Beginning of year             17,910,548                  --
                               -----------         -----------
  End of year                  $21,086,111         $17,910,548
                               ===========         ===========
UNDISTRIBUTED NET
   INVESTMENT INCOME /
   (LOSS)                      $    12,728         $    74,813
                               ===========         ===========
FUND SHARE TRANSACTIONS
  Sold                              51,298             524,935
  Reinvestment of
     distribution                    1,256               1,049
  Redeemed                          (7,106)            (40,495)
                               -----------         -----------
    Net increase /
       (decrease) from
       fund share
       transactions                 45,448             485,489
                               ===========         ===========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

  SUMMIT MUTUAL FUNDS, INC. - APEX SERIES
   STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------


                                  TOTAL SOCIAL IMPACT FUND                BALANCED INDEX FUND
                           --------------------------------------  ----------------------------------
                           FOR THE SIX MONTHS     PERIOD FROM      FOR THE SIX MONTHS
                            ENDED MARCH 31,    DECEMBER 28, 2000    ENDED MARCH 31,      YEAR ENDED
                              (UNAUDITED)       TO SEPTEMBER 30,      (UNAUDITED)      SEPTEMBER 30,
                           ------------------  ------------------  ------------------  --------------
                                  2002                2001                2002              2001
                           ------------------  ------------------  ------------------  --------------
OPERATIONS
  Net investment income /
     (loss)                    $   12,650          $   26,731         $   364,258       $   884,737
  Net realized gain /
     (loss) on
     investments and
     futures                      (24,001)            (75,198)              8,938           (71,915)
  Net change on
     unrealized
     appreciation /
     (depreciation) on
     investments and
     futures contracts            430,780            (882,505)          1,271,510        (4,785,471)
                               ----------          ----------         -----------       -----------
                                  419,429            (930,972)          1,644,706        (3,972,649)
                               ----------          ----------         -----------       -----------
DISTRIBUTIONS TO
   SHAREHOLDERS
  Net investment income           (20,770)            (10,013)           (414,660)         (888,384)
  Net realized gain                    --                  --             (52,260)          (59,089)
  Return of capital                    --                  --                  --                --
                               ----------          ----------         -----------       -----------
                                  (20,770)            (10,013)           (466,920)         (947,473)
                               ----------          ----------         -----------       -----------
FUND SHARE TRANSACTIONS
  Proceeds from shares
     sold                          28,143           4,859,107           1,705,631         3,260,556
  Reinvestment of
     distribution                  20,749              10,008             466,840           947,409
  Payments for shares
     redeemed                      (4,505)             (6,674)         (3,229,773)       (6,349,923)
                               ----------          ----------         -----------       -----------
                                   44,387           4,862,441          (1,057,302)       (2,141,958)
                               ----------          ----------         -----------       -----------
NET INCREASE / (DECREASE)
   IN NET ASSETS                  443,046           3,921,456             120,484        (7,062,080)

NET ASSETS
  Beginning of year             3,921,456                  --          27,078,253        34,140,333
                               ----------          ----------         -----------       -----------
  End of year                  $4,364,502          $3,921,456         $27,198,737       $27,078,253
                               ==========          ==========         ===========       ===========
UNDISTRIBUTED NET
   INVESTMENT INCOME /
   (LOSS)                      $    8,599          $   16,718         $    73,678       $   124,080
                               ==========          ==========         ===========       ===========
FUND SHARE TRANSACTIONS
  Sold                                699             100,616              39,074            71,197
  Reinvestment of
     distribution                     483                 207              10,638            20,251
  Redeemed                           (109)               (151)            (74,626)         (137,298)
                               ----------          ----------         -----------       -----------
    Net increase /
       (decrease) from
       fund share
       transactions                 1,073             100,672             (24,914)          (45,850)
                               ==========          ==========         ===========       ===========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                       SUMMIT MUTUAL FUNDS, INC. - APEX SERIES
                                          STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                 LEHMAN AGGREGATE BOND
                                       INDEX FUND                         EVEREST FUND                 BOND FUND
                           ----------------------------------  ----------------------------------  ------------------
                           FOR THE SIX MONTHS                  FOR THE SIX MONTHS                  FOR THE SIX MONTHS
                            ENDED MARCH 31,      YEAR ENDED     ENDED MARCH 31,      YEAR ENDED     ENDED MARCH 31,
                              (UNAUDITED)      SEPTEMBER 30,      (UNAUDITED)      SEPTEMBER 30,      (UNAUDITED)
                           ------------------  --------------  ------------------  --------------  ------------------
                                  2002              2001              2002              2001              2002
                           ------------------  --------------  ------------------  --------------  ------------------
OPERATIONS
  Net investment income /
     (loss)                   $   446,850       $   977,735       $   403,271       $   961,168       $  3,181,269
  Net realized gain /
     (loss) on
     investments and
     futures                       48,544           368,531         3,421,622         3,492,298         (1,639,112)
  Net change on
     unrealized
     appreciation /
     (depreciation) on
     investments and
     futures contracts           (555,285)          509,738         4,847,390          (222,168)        (1,121,566)
                              -----------       -----------       -----------       -----------       ------------
                                  (59,891)        1,856,004         8,672,283         4,231,298            420,591
                              -----------       -----------       -----------       -----------       ------------
DISTRIBUTIONS TO
   SHAREHOLDERS
  Net investment income          (498,577)         (966,574)         (554,429)         (699,323)        (3,490,843)
  Net realized gain              (321,326)          (20,155)       (3,787,010)         (997,181)          (173,258)
  Return of capital                    --                --                --                --                 --
                              -----------       -----------       -----------       -----------       ------------
                                 (819,903)         (986,729)       (4,341,439)       (1,696,504)        (3,664,101)
                              -----------       -----------       -----------       -----------       ------------
FUND SHARE TRANSACTIONS
  Proceeds from shares
     sold                       4,747,357         5,103,451         4,619,733        12,440,119          8,092,226
  Reinvestment of
     distribution                 819,654           986,592         4,339,617         1,696,405          3,662,992
  Payments for shares
     redeemed                  (4,588,366)       (6,596,223)       (3,890,361)       (8,614,191)       (13,326,389)
                              -----------       -----------       -----------       -----------       ------------
                                  978,645          (506,180)        5,068,989         5,522,333         (1,571,171)
                              -----------       -----------       -----------       -----------       ------------
NET INCREASE / (DECREASE)
   IN NET ASSETS                   98,851           363,095         9,399,833         8,057,127         (4,814,681)

NET ASSETS
  Beginning of year            16,653,203        16,290,108        57,496,908        49,439,781        102,055,892
                              -----------       -----------       -----------       -----------       ------------
  End of year                 $16,752,054       $16,653,203       $66,896,741       $57,496,908       $ 97,241,211
                              ===========       ===========       ===========       ===========       ============
UNDISTRIBUTED NET
   INVESTMENT INCOME /
   (LOSS)                     $    90,398       $   142,125       $   219,065       $   370,222       $    593,262
                              ===========       ===========       ===========       ===========       ============
FUND SHARE TRANSACTIONS
  Sold                             90,835            96,762            80,927           220,666            158,791
  Reinvestment of
     distribution                  15,683            18,971            78,332            29,065             72,343
  Redeemed                        (87,679)         (125,410)          (69,273)         (155,039)          (263,682)
                              -----------       -----------       -----------       -----------       ------------
    Net increase /
       (decrease) from
       fund share
       transactions                18,839            (9,677)           89,986            94,692            (32,548)
                              ===========       ===========       ===========       ===========       ============


                             BOND FUND
                           --------------

                             YEAR ENDED
                           SEPTEMBER 30,
                           --------------
                                2001
                           --------------
OPERATIONS
  Net investment income /
     (loss)                 $  5,663,882
  Net realized gain /
     (loss) on
     investments and
     futures                      42,048
  Net change on
     unrealized
     appreciation /
     (depreciation) on
     investments and
     futures contracts         1,858,111
                            ------------
                               7,564,041
                            ------------
DISTRIBUTIONS TO
   SHAREHOLDERS
  Net investment income       (5,433,787)
  Net realized gain             (143,315)
  Return of capital                   --
                            ------------
                              (5,577,102)
                            ------------
FUND SHARE TRANSACTIONS
  Proceeds from shares
     sold                     38,033,198
  Reinvestment of
     distribution              5,576,944
  Payments for shares
     redeemed                (13,416,046)
                            ------------
                              30,194,096
                            ------------
NET INCREASE / (DECREASE)
   IN NET ASSETS              32,181,035
NET ASSETS
  Beginning of year           69,874,857
                            ------------
  End of year               $102,055,892
                            ============
UNDISTRIBUTED NET
   INVESTMENT INCOME /
   (LOSS)                   $    902,838
                            ============
FUND SHARE TRANSACTIONS
  Sold                           744,699
  Reinvestment of
     distribution                110,709
  Redeemed                      (262,914)
                            ------------
    Net increase /
       (decrease) from
       fund share
       transactions              592,494
                            ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

  SUMMIT MUTUAL FUNDS, INC. - APEX SERIES
   STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------


                                 SHORT-TERM GOVERNMENT                       EMERGING
                                          FUND                          MARKETS BOND FUND
                           ----------------------------------  ------------------------------------
                           FOR THE SIX MONTHS                  FOR THE SIX MONTHS    PERIOD FROM
                            ENDED MARCH 31,      YEAR ENDED     ENDED MARCH 31,    JULY 9, 2001 TO
                              (UNAUDITED)      SEPTEMBER 30,      (UNAUDITED)       SEPTEMBER 30,
                           ------------------  --------------  ------------------  ----------------
                                  2002              2001              2002               2001
                           ------------------  --------------  ------------------  ----------------
OPERATIONS
  Net investment income /
     (loss)                   $   327,895       $   670,987       $   753,218        $   526,127
  Net realized gain /
     (loss) on
     investments and
     futures                      317,230            80,212        (2,921,483)                --
  Net change on
     unrealized
     appreciation /
     (depreciation) on
     investments and
     futures contracts           (641,187)          515,420         2,188,171         (2,782,584)
                              -----------       -----------       -----------        -----------
                                    3,938         1,266,619            19,906         (2,256,457)
                              -----------       -----------       -----------        -----------
DISTRIBUTIONS TO
   SHAREHOLDERS
  Net investment income          (364,531)         (645,515)       (1,082,581)          (188,632)
  Net realized gain              (252,969)          (52,578)               --                 --
  Return of capital                    --                --                --                 --
                              -----------       -----------       -----------        -----------
                                 (617,500)         (698,093)       (1,082,581)          (188,632)
                              -----------       -----------       -----------        -----------
FUND SHARE TRANSACTIONS
  Proceeds from shares
     sold                       3,477,422         8,046,240            12,537         18,710,303
  Reinvestment of
     distribution                 617,326           697,983             8,839              2,434
  Payments for shares
     redeemed                  (3,257,986)       (2,685,966)         (189,925)          (148,053)
                              -----------       -----------       -----------        -----------
                                  836,762         6,058,257          (168,549)        18,564,684
                              -----------       -----------       -----------        -----------
NET INCREASE / (DECREASE)
   IN NET ASSETS                  223,200         6,626,783        (1,231,224)        16,119,595

NET ASSETS
  Beginning of year            16,825,564        10,198,781        16,119,595                 --
                              -----------       -----------       -----------        -----------
  End of year                 $17,048,764       $16,825,564       $14,888,371        $16,119,595
                              ===========       ===========       ===========        ===========
UNDISTRIBUTED NET
   INVESTMENT INCOME /
   (LOSS)                     $    62,594       $    99,230       $     8,131        $   337,495
                              ===========       ===========       ===========        ===========
FUND SHARE TRANSACTIONS
  Sold                             65,897           154,854               485            632,409
  Reinvestment of
     distribution                  11,904            13,576               348                 89
  Redeemed                        (62,410)          (51,884)           (7,385)            (5,287)
                              -----------       -----------       -----------        -----------
    Net increase /
       (decrease) from
       fund share
       transactions                15,391           116,546            (6,552)           627,211
                              ===========       ===========       ===========        ===========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                       SUMMIT MUTUAL FUNDS, INC. - APEX SERIES
                                          STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------


                                   HIGH YIELD BOND FUND                  MONEY MARKET FUND
                           ------------------------------------  ----------------------------------
                           FOR THE SIX MONTHS    PERIOD FROM     FOR THE SIX MONTHS
                            ENDED MARCH 31,    JULY 9, 2001 TO    ENDED MARCH 31,      YEAR ENDED
                              (UNAUDITED)       SEPTEMBER 30,       (UNAUDITED)      SEPTEMBER 30,
                           ------------------  ----------------  ------------------  --------------
                                  2002               2001               2002              2001
                           ------------------  ----------------  ------------------  --------------
OPERATIONS
  Net investment income /
     (loss)                   $   865,909        $   441,285        $    797,738      $  3,628,808
  Net realized gain /
     (loss) on
     investments and
     futures                     (917,026)          (880,107)                797                --
  Net change on
     unrealized
     appreciation /
     (depreciation) on
     investments and
     futures contracts            937,764         (1,282,990)                 --                --
                              -----------        -----------        ------------      ------------
                                  886,647         (1,721,812)            798,535         3,628,808
                              -----------        -----------        ------------      ------------
DISTRIBUTIONS TO
   SHAREHOLDERS
  Net investment income        (1,075,776)          (136,762)           (797,738)       (3,628,808)
  Net realized gain                    --                 --                (797)               --
  Return of capital                    --                 --                  --                --
                              -----------        -----------        ------------      ------------
                               (1,075,776)          (136,762)           (798,535)       (3,628,808)
                              -----------        -----------        ------------      ------------
FUND SHARE TRANSACTIONS
  Proceeds from shares
     sold                         349,687         23,126,775          41,281,448        90,114,506
  Reinvestment of
     distribution                 161,245             20,262             798,372         3,614,200
  Payments for shares
     redeemed                    (350,793)        (2,438,491)        (40,085,227)      (71,328,727)
                              -----------        -----------        ------------      ------------
                                  160,139         20,708,546           1,994,593        22,399,979
                              -----------        -----------        ------------      ------------
NET INCREASE / (DECREASE)
   IN NET ASSETS                  (28,990)        18,849,972           1,994,593        22,399,979

NET ASSETS
  Beginning of year            18,849,972                 --          86,889,038        64,489,059
                              -----------        -----------        ------------      ------------
  End of year                 $18,820,982        $18,849,972        $ 88,883,631      $ 86,889,038
                              ===========        ===========        ============      ============
UNDISTRIBUTED NET
   INVESTMENT INCOME /
   (LOSS)                     $    94,655        $   304,523        $         --      $         --
                              ===========        ===========        ============      ============
FUND SHARE TRANSACTIONS
  Sold                             12,375            763,219          41,281,448        90,114,506
  Reinvestment of
     distribution                   5,785                669             798,372         3,614,200
  Redeemed                        (12,459)           (80,798)        (40,085,227)      (71,328,727)
                              -----------        -----------        ------------      ------------
    Net increase /
       (decrease) from
       fund share
       transactions                 5,701            683,090           1,994,593        22,399,979
                              ===========        ===========        ============      ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

  SUMMIT MUTUAL FUNDS, INC. - APEX SERIES
   SCHEDULE OF INVESTMENTS                                 S&P 500 INDEX FUND
--------------------------------------------------------------------------------

MARCH 31, 2002 (UNAUDITED)

COMMONS STOCKS - 97.82%

                                                 SHARES           VALUE

                                                    -------------------
BASIC MATERIALS - 3.22%
  3M Company                                      5,508  $      633,475
  Air Products & Chemicals                        3,193         164,918
  Alcan Inc.                                      4,507         178,612
  Alcoa Inc                                      11,926         450,087
  Allegheny Technologies Inc                      1,127          18,641
  Ball Corp.                                        768          36,265
  Barrick Gold Corp.                              7,526         139,683
  Bemis Company                                     741          40,273
  Boise Cascade                                     814          29,499
  Dow Chemical                                   12,668         414,497
  Du Pont (E.I.)                                 14,405         679,196
  Eastman Chemical                                1,083          52,840
  Ecolab Inc.                                     1,795          82,067
  Engelhard Corp.                                 1,823          56,568
  Freeport-McMoran Copper*                        2,021          35,610
  Georgia-Pacific Group                           3,215          96,289
  Great Lakes Chemical                              705          19,860
  Hercules, Inc.*                                 1,523          20,271
  Inco, Ltd.*                                     2,558          50,060
  International Flavors & Fragrances              1,331          46,545
  International Paper                             6,769         291,135
  Louisiana Pacific                               1,468          15,766
  MeadWestvaco Corporation                        2,789          92,455
  Newmont Mining Corp.                            5,502         152,350
  Nucor Corp.                                     1,092          70,150
  Pactiv Corp.*                                   2,240          44,845
  Phelps Dodge                                    1,105          46,521
  Placer Dome Inc.                                4,630          56,718
  PPG Industries                                  2,365         129,862
  Praxair, Inc.                                   2,259         135,088
  Rohm & Haas                                     3,094         130,783
  Sealed Air Corp.*                               1,175          55,319
  Sigma-Aldrich                                   1,026          48,181
  Temple-Inland                                     693          39,307
  United States Steel Corp.                       1,253          22,742
  Vulcan Materials                                1,425          67,745
  Weyerhaeuser Corp.                              3,038         190,969
  Worthington Ind.                                1,199          18,417
                                                         --------------
                                                              4,853,609
                                                         --------------
CONSUMER DISCRETIONARY - 12.30%
  American Greetings                                892          16,190
  AOL Time Warner Inc.*                          62,181       1,470,581
  AutoZone Inc.*                                  1,514         104,239
  Bed Bath & Beyond Inc.*                         4,074         137,498
  Best Buy Co., Inc.*                             2,961         234,511
  Big Lots, Inc.*                                 1,606          22,564
  Black & Decker Corp.                            1,120          52,125
  Brunswick Corp.                                 1,232          33,658
  Carnival Corp.                                  8,234         268,840
  Centex Corp.                                      854          44,348
  Circuit City Group                              2,927          52,803
  Clear Channel Communications*                   8,392         431,433
  Comcast Corporation*                           13,272         422,050
  Cooper Tire & Rubber                            1,024          22,170
  Costco Wholesale Corporation*                   6,353         252,976
  Dana Corp.                                      2,087          44,808
  Darden Restaurants                              1,637          66,446
                                                 SHARES           VALUE

                                                    -------------------
CONSUMER DISCRETIONARY - 12.30%
(CONTINUED)
  Delphi Corporation                              7,867  $      125,793
  Dillard Inc.                                    1,211          28,894
  Dollar General                                  4,642          75,572
  Dow Jones & Co.                                 1,193          69,456
  Eastman Kodak                                   4,086         127,361
  Family Dollar Stores                            2,429          81,396
  Federated Department Stores*                    2,707         110,581
  Ford Motor                                     25,444         419,572
  Fortune Brands, Inc.                            2,087         103,035
  Gannett Co.                                     3,719         283,016
  Gap (The)                                      12,119         182,270
  General Motors                                  7,802         471,631
  Goodyear Tire & Rubber                          2,291          58,581
  Harley-Davidson                                 4,251         234,358
  Harrah's Entertainment*                         1,575          69,710
  Hasbro Inc.                                     2,430          38,443
  Hilton Hotels                                   5,190          74,217
  Home Depot                                     32,913       1,599,901
  International Game Technology*                  1,233          76,841
  Interpublic Group                               5,304         181,821
  Johnson Controls                                1,226         108,268
  Jones Apparel Group*                            1,762          61,582
  KB Home                                           706          30,640
  Knight-Ridder Inc.                              1,181          81,123
  Kohl's Corp.*                                   4,709         335,045
  Leggett & Platt                                 2,760          68,448
  Limited Inc.                                    7,201         128,898
  Liz Claiborne, Inc.                             1,476          41,859
  Lowe's Cos.                                    10,880         473,171
  Marriott International                          3,383         152,066
  Mattel, Inc.                                    6,064         126,374
  May Department Stores                           4,201         146,405
  Maytag Corp.                                    1,078          47,702
  McDonald's Corp.                               18,057         501,082
  McGraw-Hill                                     2,716         185,367
  Meredith Corp.                                    693          29,459
  New York Times                                  2,178         104,239
  Newell Rubbermaid Co.                           3,746         119,722
  NIKE Inc.                                       3,772         226,358
  Nordstrom                                       1,888          46,256
  Office Depot*                                   4,310          85,554
  Omnicom Group                                   2,610         246,384
  Penney (J.C.)                                   3,704          76,710
  Pulte Homes, Inc.                                 829          39,668
  RadioShack Corp                                 2,520          75,701
  Reebok International*                             828          22,381
  Sears, Roebuck & Co.                            4,530         232,253
  Sherwin-Williams                                2,175          61,944
  Snap-On Inc.                                      813          27,683
  Stanley Works                                   1,200          55,500
  Staples, Inc.*                                  6,485         129,505
  Starbucks Corp.*                                5,356         123,884
  Starwood Hotels & Resorts                       2,776         104,405
  Target Corp.                                   12,677         546,632
  Tiffany & Co.                                   2,052          72,949
  TJX Companies Inc.                              3,830         153,238
  TMP Worldwide Inc.*                             1,555          53,601
  Toys R Us Holding Companies*                    2,789          50,090
  Tribune Co.                                     4,183         190,159
  TRICON Global Restaurants*                      2,048         120,381
  TRW Inc.                                        1,773          91,256

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                       SUMMIT MUTUAL FUNDS, INC. - APEX SERIES
   S&P 500 INDEX FUND                                 SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

                                                 SHARES           VALUE

                                                    -------------------
CONSUMER DISCRETIONARY - 12.30%
(CONTINUED)
  Tupperware Corp.                                  817  $       18,587
  Univision Communications*                       2,952         123,984
  V.F. Corp.                                      1,558          67,384
  Visteon Corp.                                   1,830          30,287
  Wal-Mart Stores                                62,653       3,839,999
  Walt Disney Co.                                28,627         660,711
  Wendy's International                           1,522          53,240
  Whirlpool Corp.                                   940          71,017
                                                         --------------
                                                             18,528,840
                                                         --------------
CONSUMER STAPLES - 8.72%
  Alberto-Culver                                    796          42,984
  Albertson's                                     5,704         189,031
  Anheuser-Busch                                 12,420         648,324
  Archer-Daniels-Midland                          9,293         129,451
  Avon Products                                   3,317         180,179
  Brown-Forman Corp.*                               959          69,777
  Campbell Soup                                   5,760         154,368
  Clorox Co.                                      3,267         142,539
  Coca Cola Co.                                  34,958       1,826,905
  Coca-Cola Enterprises                           6,245         117,281
  Colgate-Palmolive                               7,750         442,913
  ConAgra Foods, Inc.                             7,547         183,015
  Coors (Adolph)                                    507          34,207
  CVS Corp.                                       5,487         188,369
  General Mills                                   5,118         250,014
  Gillette Co.                                   14,824         504,164
  Heinz (H.J.)                                    4,922         204,263
  Hershey Foods                                   1,906         130,637
  Kellogg Co.                                     5,713         191,785
  Kimberly-Clark                                  7,382         477,246
  Kroger Co.*                                    11,291         250,209
  Pepsi Bottling Group                            3,988         103,170
  PepsiCo Inc.                                   24,573       1,265,510
  Philip Morris                                  30,425       1,602,485
  Procter & Gamble                               18,193       1,639,008
  Safeway Inc.*                                   7,049         317,346
  Sara Lee Corp.                                 10,999         228,339
  Supervalu Inc.                                  1,871          48,272
  Sysco Corp.                                     9,359         279,085
  Unilever N.V.                                   8,026         455,877
  UST Inc.                                        2,323          90,434
  Walgreen Co.                                   14,328         561,514
  Winn-Dixie                                      1,975          31,679
  Wrigley (Wm) Jr.                                3,163         168,620
                                                         --------------
                                                             13,149,000
                                                         --------------
ENERGY - 6.74%
  Amerada Hess                                    1,247          98,962
  Anadarko Petroleum                              3,499         197,484
  Apache Corp.                                    1,925         109,494
  Ashland Inc.                                      969          44,099
  Baker Hughes                                    4,717         180,425
  Burlington Resources                            2,885         115,660
  ChevronTexaco Corp.                            14,985       1,352,696
  Conoco Inc.                                     8,805         256,930
  Devon Energy Corp.                              2,169         104,698
  EOG Resources                                   1,623          65,829
  Exxon Mobil Corp.                              96,155       4,214,474
  Halliburton Co.                                 6,029         102,915
  Kerr-McGee                                      1,414          88,870
                                                 SHARES           VALUE

                                                    -------------------
ENERGY - 6.74% (CONTINUED)
  Marathon Oil Corp.                              4,346  $      125,165
  Nabors Industries*                              1,978          83,571
  Noble Drilling Corp.*                           1,858          76,903
  Occidental Petroleum                            5,246         152,921
  Phillips Petroleum                              5,359         336,545
  Rowan Cos.*                                     1,317          30,344
  Royal Dutch Petroleum                          29,832       1,620,471
  Schlumberger Ltd.                               8,086         475,619
  Sunoco., Inc.                                   1,118          44,731
  Transocean Sedco Forex                          4,482         148,937
  Unocal Corp.                                    3,426         133,443
                                                         --------------
                                                             10,161,186
                                                         --------------
FINANCIALS - 18.12%
  ACE Limited                                     3,600         150,120
  AFLAC Corporation                               7,335         216,383
  Allstate Corp.                                 10,015         378,267
  Ambac Financial Group                           1,484          87,660
  American Express                               18,751         768,041
  American International Group                   36,690       2,646,817
  AmSouth Bancorporation                          5,117         112,472
  Aon Corp.                                       3,781         132,335
  Bank of America Corp.                          22,103       1,503,446
  Bank of New York                               10,354         435,075
  Bank One Corp.                                 16,374         684,106
  BB&T Corporation                                6,363         242,494
  Bear Stearns Cos.                               1,323          83,018
  Capital One Financial                           3,017         192,635
  Charles Schwab                                 19,202         251,354
  Charter One Financial                           3,157          98,562
  Chubb Corp.                                     2,383         174,197
  Cincinnati Financial                            2,268          99,021
  Citigroup Inc.                                 72,303       3,580,445
  Comerica Inc.                                   2,501         156,488
  Conseco Inc.*                                   4,840          17,521
  Countrywide Credit Industries                   1,718          76,881
  Equity Office Properties                        5,820         174,542
  Equity Residential Property                     3,802         109,269
  Fannie Mae                                     14,032       1,120,876
  Federal Home Loan Mtg.                          9,763         618,681
  Fifth Third Bancorp                             8,111         547,330
  Fleet Boston Financial Group                   14,683         513,905
  Franklin Resources                              3,668         153,763
  Golden West Financial                           2,214         140,589
  Hartford Financial Service Group                3,445         234,673
  Household International                         6,431         365,281
  Huntington Bancshares                           3,529          69,521
  J.P. Morgan Chase & Co.                        27,705         987,683
  Jefferson-Pilot                                 2,113         105,819
  John Hancock Financial                          4,194         160,169
  KeyCorp                                         5,949         158,541
  Lehman Bros.                                    3,351         216,609
  Lincoln National                                2,660         134,942
  Loews Corp.                                     2,689         157,522
  Marsh & McLennan                                3,858         434,951
  Marshall & Ilsley Corp.                         1,500          93,360
  MBIA Inc.                                       2,087         114,138
  MBNA Corp.                                     11,964         461,451
  Mellon Bank Corp.                               6,574         253,691
  Merrill Lynch                                  11,893         658,634
  MetLife Inc.                                   10,180         320,670

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

  SUMMIT MUTUAL FUNDS, INC. - APEX SERIES
   SCHEDULE OF INVESTMENTS                                 S&P 500 INDEX FUND
--------------------------------------------------------------------------------

                                                 SHARES           VALUE

                                                    -------------------
FINANCIALS - 18.12% (CONTINUED)
  MGIC Investment                                 1,505  $      102,987
  Moody's Corp                                    2,192          90,091
  Morgan Stanley, Dean Witter                    15,403         882,746
  National City Corp.                             8,512         261,829
  Northern Trust Corp.                            3,120         187,543
  Plum Creek Timber Co.                           2,550          75,761
  PNC Bank Corp.                                  3,989         245,284
  Progressive Corp.                               1,029         171,452
  Providian Financial Corp.                       4,002          30,215
  Regions Financial Corp.                         3,193         109,680
  SAFECO Corp.                                    1,794          57,480
  SouthTrust Corp.                                4,813         127,063
  St. Paul Cos.                                   2,916         133,699
  State Street Corp.                              4,569         253,031
  Stilwell Finacial                               3,109          76,139
  SunTrust Banks                                  4,052         270,390
  Synovus Financial                               4,092         124,724
  T. Rowe Price Group                             1,733          67,466
  Torchmark Corp.                                 1,743          70,225
  U.S. Bancorp                                   26,772         604,244
  Union Planters Corporation                      1,929          91,415
  UNUM Corp.                                      3,406          95,130
  USA Education Inc                               2,202         215,356
  Wachovia Corp.                                 19,116         708,821
  Washington Mutual                              13,353         442,385
  Wells Fargo                                    23,805       1,175,964
  XL Capital                                      1,862         173,818
  Zions Bancorp                                   1,301          77,110
                                                         --------------
                                                             27,315,996
                                                         --------------
HEALTH CARE - 13.93%
  Abbott Labs                                    21,800       1,146,680
  Aetna Inc.                                      2,012          78,106
  Allergan, Inc.                                  1,844         119,215
  AmerisourceBergen Corp.                         1,445          98,694
  Amgen*                                         14,689         876,640
  Applera Corp-Applied Biosystems Group           2,978          66,558
  Bard (C.R.) Inc.                                  718          42,398
  Bausch & Lomb                                     753          33,561
  Baxter International Inc.                       8,290         493,421
  Becton, Dickinson                               3,630         136,924
  Biogen, Inc.*                                   2,076         101,849
  Biomet, Inc.                                    3,786         102,449
  Boston Scientific*                              5,666         142,160
  Bristol-Myers Squibb                           27,186       1,100,761
  Cardinal Health, Inc.                           6,331         448,805
  Chiron Corp.*                                   2,657         121,930
  CIGNA Corp.                                     2,056         208,458
  Forest Laboratories*                            2,499         204,168
  Genzyme Corp.*                                  2,979         130,093
  Guidant Corp.*                                  4,280         185,410
  HCA Inc.                                        7,237         319,007
  HCR Manor Care*                                 1,437          33,482
  Health Management Assoc.*                       3,448          71,477
  HEALTHSOUTH Corp.*                              5,523          79,255
  Humana Inc.*                                    2,371          32,080
  Immunex Corp.*                                  7,650         231,489
  Johnson & Johnson                              43,074       2,797,656
  King Pharmaceuticals*                           3,450         120,785
  Lilly (Eli) & Co.                              15,792       1,203,350
  McKesson Corp.                                  4,015         150,281
                                                 SHARES           VALUE

                                                    -------------------
HEALTH CARE - 13.93% (CONTINUED)
  MedImmune Inc.*                                 3,430  $      134,902
  Medtronic Inc.                                 17,000         768,570
  Merck & Co.                                    31,953       1,839,854
  Pfizer, Inc.                                   88,304       3,509,201
  Pharmacia Corp                                 18,110         816,399
  Quintiles Transnational*                        1,682          29,856
  Schering-Plough                                20,571         643,872
  St Jude Medical*                                1,221          94,200
  Stryker Corp.*                                  2,763         166,692
  Tenet Healthcare Corp.*                         4,571         306,348
  United Health Group Inc.                        4,378         334,567
  Watson Pharmaceuticals*                         1,495          40,500
  WellPoint Health Networks*                      2,040         129,887
  Wyeth                                          18,531       1,216,557
  Zimmer Holdings*                                2,725          92,786
                                                         --------------
                                                             21,001,333
                                                         --------------
INDUSTRIALS - 10.40%
  Allied Waste Industries*                        2,767          35,971
  American Power Conversion*                      2,743          40,542
  AMR Corp.*                                      2,169          57,283
  Automatic Data Processing Inc.                  8,658         504,502
  Avery Dennison Corp.                            1,543          94,169
  Block H&R                                       2,576         114,503
  Boeing Company                                 11,763         567,565
  Burlington Northern Santa Fe                    5,433         163,968
  Caterpillar Inc.                                4,822         274,131
  Cendant Corporation*                           13,789         264,749
  Cintas Corporation                              2,383         118,816
  Concord EFS, Inc.*                              7,076         235,277
  Convergys Corp.*                                2,417          71,471
  Cooper Industries                               1,315          55,164
  Crane Company                                     838          22,911
  CSX Corp.                                       2,994         114,101
  Cummins Inc.                                      580          27,393
  Danaher Corp.                                   2,008         142,608
  Deere & Co.                                     3,301         150,361
  Delta Air Lines                                 1,732          56,671
  Deluxe Corp.                                      956          44,225
  Donnelley (R.R.) & Sons                         1,635          50,849
  Dover Corp.                                     2,843         116,563
  Eaton Corp.                                       974          78,875
  Emerson Electric                                6,009         344,857
  Equifax Inc.                                    2,035          60,847
  Federal Express*                                4,187         243,265
  First Data                                      5,358         467,486
  FIserv Inc.*                                    2,629         120,908
  Fluor Corp.                                     1,126          45,930
  General Dynamics                                2,835         266,348
  General Electric                              139,440       5,222,028
  Genuine Parts                                   2,433          89,461
  Goodrich Corporation                            1,432          45,308
  Grainger (W.W.) Inc.                            1,314          73,886
  Honeywell International Inc.                   11,425         437,235
  Illinois Tool Works                             4,279         309,586
  IMS Health Inc.                                 4,154          93,257
  Ingersoll-Rand Co. Ltd.                         2,360         118,047
  ITT Industries, Inc.                            1,241          78,233
  Lockheed Martin Corp.                           6,186         356,190
  Masco Corp.                                     6,447         176,970
  McDermott International*                          866          13,466

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                       SUMMIT MUTUAL FUNDS, INC. - APEX SERIES
   S&P 500 INDEX FUND                                 SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

                                                 SHARES           VALUE

                                                    -------------------
INDUSTRIALS - 10.40% (CONTINUED)
  Molex Inc.                                      2,748  $       95,273
  Navistar International Corp.*                     834          36,946
  Norfolk Southern Corp.                          5,416         129,659
  Northrop Grumman Corp.                          1,550         175,228
  PACCAR Inc.                                     1,077          78,847
  Pall Corp.                                      1,715          35,140
  Parker-Hannifin                                 1,647          82,185
  Paychex, Inc.                                   5,263         208,941
  Pitney-Bowes                                    3,426         146,633
  Power-One Inc.*                                 1,107           9,055
  Raytheon Co.                                    5,489         225,323
  Robert Half International*                      2,469          72,885
  Rockwell Automation, Inc.                       2,582          51,795
  Rockwell Collins                                2,582          65,118
  Ryder System                                      852          25,168
  Sabre Holding Corp.*                            1,875          87,581
  Southwest Airlines                             10,758         208,167
  Textron Inc.                                    1,983         101,331
  Thomas & Betts                                    817          17,288
  Tyco International                             28,036         906,123
  Union Pacific                                   3,488         216,744
  United Technologies                             6,587         488,755
  USAirways Group Inc.*                             958           6,179
  Waste Management Inc.                           8,815         240,209
                                                         --------------
                                                             15,676,549
                                                         --------------
INFORMATION TECHNOLOGY - 15.96%
  ADC Telecommunications, Inc.*                  11,086          45,120
  Adobe Systems                                   3,331         134,206
  Advanced Micro Devices*                         4,772          70,196
  Agilient Technologies*                          6,472         226,261
  Altera Corp.*                                   5,408         118,273
  Analog Devices*                                 5,080         228,803
  Andrew Corp.*                                   1,143          19,122
  Apple Computer, Inc.*                           4,926         116,598
  Applied Materials, Inc.*                       11,470         622,477
  Applied Micro Circuits Corporation*             4,195          33,560
  Autodesk, Inc.                                    769          35,905
  Avaya Inc.*                                     4,951          36,538
  BMC Software*                                   3,429          66,694
  Broadcom Corporation*                           3,682         132,184
  CIENA Corp.*                                    4,594          41,346
  Cisco Systems, Inc.*                          103,051       1,744,653
  Citrix Systems, Inc.*                           2,639          45,602
  COMPAQ Computer                                23,810         248,815
  Computer Associates International               8,109         177,506
  Computer Sciences Corp.*                        2,391         121,343
  Compuware Corp.*                                5,226          67,468
  Comverse Technology, Inc.*                      2,605          33,005
  Conexant Systems Electronics*                   3,585          43,199
  Corning Inc.                                   13,294         101,300
  Dell Computer Corporation*                     36,663         957,271
  Electronic Data Systems                         6,657         386,039
  EMC Corp.*                                     31,130         371,070
  Gateway 2000*                                   4,564          28,844
  Hewlett-Packard                                27,242         488,721
  Intel Corp.                                    94,253       2,866,234
  International Business Machines                24,200       2,516,800
  Intuit Inc.*                                    2,972         114,006
  Jabil Circuit*                                  2,769          65,155
  JDS Uniphase Corp*                             18,824         110,873
                                                 SHARES           VALUE

                                                    -------------------
INFORMATION TECHNOLOGY - 15.96%
(CONTINUED)
  KLA-Tencor Corp.*                               2,601  $      172,967
  Lexmark International Inc*                      1,826         104,411
  Linear Technology Corp.                         4,448         196,691
  LSI Logic*                                      5,154          87,618
  Lucent Technologies*                           47,943         226,770
  Maxim Integrated Products, Inc.*                4,539         252,868
  Mercury Interactive Corporation*                1,161          43,712
  Micron Technology*                              8,439         277,643
  Microsoft Corp.*                               76,004       4,583,801
  Millipore Corp.                                   671          29,685
  Motorola Inc.                                  31,255         443,821
  National Semiconductor*                         2,476          83,416
  NCR Corp.*                                      1,365          61,084
  Network Appliance, Inc.*                        4,649          94,747
  Nortel Networks Corp Holdings Co.              45,001         202,054
  Novell Inc.*                                    5,107          19,866
  Novellus Systems, Inc.*                         2,013         108,984
  NVIDIA Corp.*                                   2,031          90,095
  Oracle Corp.*                                  77,100         986,880
  Palm Inc.*                                      7,994          31,896
  Parametric Technology*                          3,691          22,294
  PeopleSoft, Inc.*                               4,254         155,399
  PerkinElmer                                     1,730          32,005
  PMC -- Sierra, Inc.*                            2,319          37,753
  QLogic Corp.*                                   1,302          64,475
  QUALCOMM Inc.*                                 10,742         404,329
  Rational Software Corporation*                  2,750          43,533
  Sanmina-SCI Corp.*                              7,318          85,987
  Sapient Corp*                                   1,776           8,436
  Scientific-Atlanta                              2,197          50,751
  Siebel Systems Inc*                             6,496         211,835
  Solectron*                                     11,582          90,340
  Sun Microsystems, Inc.*                        45,588         402,086
  Symbol Technologies                             3,209          36,069
  Tektronix Inc.*                                 1,292          30,569
  Tellabs, Inc.*                                  5,771          60,422
  Teradyne Inc.*                                  2,545         100,349
  Texas Instruments                              24,324         805,123
  Thermo Electron*                                2,497          51,763
  Unisys Corp.*                                   4,481          56,595
  VERITAS Software Corporation*                   5,630         246,763
  Vitesse Semiconductor Corporation*              2,677          26,235
  Waters Corporation*                             1,841          51,493
  Xerox Corp.*                                   10,120         108,790
  Xilinx, Inc.*                                   4,690         186,943
  Yahoo! Inc.*                                    8,153         150,586
                                                         --------------
                                                             24,035,119
                                                         --------------
TELECOMMUNICATION SERVICES - 5.32%
  ALLTEL Corp.                                    4,363         242,365
  AT&T Corp.                                     49,709         780,431
  AT&T Wireless Services*                        38,232         342,176
  BellSouth                                      26,364         971,777
  Century Telephone                               1,982          67,388
  Citizens Communications*                        3,936          42,312
  Nextel Communications, Inc.*                   11,219          60,358
  Qwest Communications International             23,380         192,184
  SBC Communications Inc.                        47,066       1,762,151
  Sprint Corp.                                   12,463         190,559
  Sprint Corp. PCS*                              13,847         142,486
  Verizon Communications                         38,117       1,740,041

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

  SUMMIT MUTUAL FUNDS, INC. - APEX SERIES
   SCHEDULE OF INVESTMENTS                                 S&P 500 INDEX FUND
--------------------------------------------------------------------------------

                                                 SHARES           VALUE

                                                    -------------------
TELECOMMUNICATION SERVICES - 5.32%
(CONTINUED)
  Viacom Inc.*                                   24,919  $    1,205,332
  WorldCom, Inc.*                                41,417         279,151
                                                         --------------
                                                              8,018,711
                                                         --------------
UTILITIES - 3.11%
  AES Corp.*                                      7,485          67,365
  Allegheny Energy                                1,757          72,652
  Ameren Corporation                              1,933          82,636
  American Electric Power                         4,526         208,603
  Calpine Corp.*                                  4,292          54,508
  CINergy Corp.                                   2,235          79,901
  CMS Energy                                      1,867          42,250
  Consolidated Edison                             2,985         125,101
  Constellation Energy Group                      2,298          70,893
  Dominion Resources                              3,693         240,636
  DTE Energy Co.                                  2,284         103,922
  Duke Energy                                    11,574         437,497
  Dynegy Inc.                                     4,927         142,883
  Edison International*                           4,575          76,631
  El Paso Corp.                                   7,166         315,519
  Entergy Corp.                                   3,103         134,701
  Exelon Corp.                                    4,506         238,683
  FirstEnergy Corp.                               4,181         144,579
  FPL Group                                       2,470         147,089
  Keyspan Energy                                  1,953          71,070
  Kinder Morgan                                   1,743          84,413
  Mirant Corporation*                             5,632          81,382
  NICOR Inc.                                        629          28,651
  NiSource Inc.                                   2,905          66,670
  Peoples Energy                                    497          19,573
  PG&E Corp.*                                     5,438         128,119
  Pinnacle West Capital                           1,188          53,876
  PPL Corp.                                       2,057          81,478
  Progress Energy, Inc.                           4,288         154,151
  Public Serv. Enterprise Inc.                    2,915         133,507
  Reliant Energy                                  4,188         108,009
  Sempra Energy                                   2,910          73,187
                                                 SHARES           VALUE

                                                    -------------------
UTILITIES - 3.11% (CONTINUED)
  Southern Co.                                    9,765  $      258,675
  TECO Energy                                     1,961          56,143
  TXU CORP                                        3,723         202,941
  Williams Cos.                                   7,239         170,551
  Xcel Energy Inc                                 5,127         129,969
                                                         --------------
                                                              4,688,414
                                                         --------------
    Total Common Stocks
       (cost $184,735,646)                                  147,428,757
                                                         --------------
UNIT INVESTMENT TRUST(3) - 0.66%
  S&P 500 Depositary Receipts                     8,700         996,324
                                                         --------------
    Total Unit Investment Trust
       (cost $979,770)                                          996,324
                                                         --------------

                                              PRINCIPAL           VALUE

                                                    -------------------

SHORT-TERM INVESTMENTS(3) - 1.52%
VARIABLE RATE DEMAND NOTES(1) - 1.39%
  American Family (1.502% due 12/31/31)   $      92,570  $       92,570
  Firstar Bank (1.658% due 12/31/31)          1,872,811       1,872,811
  Wisconsin Corp. Central Credit Union
     (1.578% due 12/31/31)                       34,744          34,744
  Wisconsin Electric (1.502% due
     12/31/31)                                   94,278          94,278
                                                         --------------
                                                              2,094,403
                                                         --------------
U.S. TREASURY BILL - 0.13%
  (1.800% due 06/20/02)                         200,000         199,204
                                                         --------------
      Total Short-Term Investments
         (cost $2,293,607)                                    2,293,607
                                                         --------------
TOTAL INVESTMENTS - 100.00%
   (cost $188,009,023)(2)                                   150,718,688
                                                         --------------
OTHER ASSETS AND LIABILITIES - 0.00%                              4,126
                                                         --------------
TOTAL NET ASSETS - 100%                                  $  150,722,814
                                                         ==============

-------------

*    Non-income producing
(1) Interest rates vary periodically based on current market rates. Rates shown are as of March 31, 2002. The maturity shown for each variable rate demand note is the later of the next scheduled interest adjustment date or the date on which principal can be recovered through demand. Information shown is as of March 31, 2002.
(2) For federal income tax purposes, cost is $189,268,538 and gross unrealized appreciation and depreciation of securities as of March 31, 2002 was $17,177,509 and ($55,727,359), respectively.
(3) Securities and other assets with an aggregate value of $2,298,400 have been segregated with the custodian or designated to cover margin requirements for the open futures contracts as of March 31, 2002:

                                                         UNREALIZED
                                                      APPRECIATION/
TYPE                                      CONTRACTS  (DEPRECIATION)
-------------------------------------------------------------------
S&P 500 Index (06/02)                           8       $(14,350)

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                       SUMMIT MUTUAL FUNDS, INC. - APEX SERIES
   S&P MIDCAP 400 INDEX FUND                          SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

MARCH 31, 2002 (UNAUDITED)

COMMON STOCKS - 88.76%

                                                 SHARES           VALUE

                                                     ------------------
BASIC MATERIALS - 4.10%
  Airgas Inc.*                                    1,675  $       33,668
  AK Steel Holding Corp.                          2,607          37,280
  Albemarle Corp.                                 1,100          30,316
  Arch Coal                                       1,267          27,088
  Bowater Inc.                                    1,322          65,836
  Cabot Corp.                                     1,517          55,901
  Carpenter Technology                              536          15,512
  Cromptton Corporation                           2,732          33,740
  Cytec Industries*                                 961          29,234
  Ferro Corp.                                       829          23,875
  FMC Corp.*                                        755          31,650
  Fuller (H.B.) Co.                                 684          20,486
  Glatfelter                                      1,033          18,532
  IMC Global Inc.                                 2,779          40,990
  Longview Fibre                                  1,236          12,731
  Lubrizol Corp.                                  1,236          43,000
  Lyondell Petrochemical                          2,845          47,255
  Martin Marietta                                 1,174          49,566
  Minerals Technologies                             473          24,818
  Olin Corp.                                      1,051          19,759
  Packaging Corp. of America*                     2,555          50,563
  Potlatch Corp.                                    684          23,044
  Rayonier Inc.                                     660          35,165
  RPM, Inc.                                       2,699          41,969
  Schulman (A.), Inc.                               707          12,931
  Solutia Inc.                                    2,522          21,941
  Sonoco Products                                 2,313          66,175
  UCAR International Inc.*                        1,349          19,156
  Valspar Corp                                    1,199          56,425
  Wausau-Mosinee Paper Corp.                      1,246          15,899
                                                         --------------
                                                              1,004,505
                                                         --------------
CONSUMER DISCRETIONARY - 12.72%
  99(Cents) Only Stores*                          1,250          47,925
  Abercrombie & Fitch Co.*                        2,406          74,105
  American Eagle Outfitters*                      1,739          43,075
  Arvinmeritor Inc                                1,609          45,937
  Bandag, Inc.                                      499          18,802
  Barnes & Noble*                                 1,623          50,297
  Belo Corp.                                      2,664          61,938
  BJ's Wholesale Club*                            1,761          78,717
  Blyth Inc                                       1,139          30,206
  Bob Evans Farms                                   838          23,648
  Borders Group*                                  1,968          47,055
  Borg Warner Inc.                                  637          40,080
  Brinker International*                          2,381          77,168
  Callaway Golf Co.                               1,884          36,267
  Catalina Marketing*                             1,334          48,691
  CDW Computer Centers, Inc.*                     2,136         107,526
  Claire's Stores                                 1,180          22,986
  Clayton Homes                                   3,324          55,677
  Coach, Inc.*                                    1,051          53,296
  Copart Inc.*                                    2,166          38,858
  Cracker Barrel Old Country                      1,332          37,922
  D.R. Horton                                     2,315          87,276
  Dollar Tree Stores*                             2,717          89,145
  Emmis Communications*                           1,248          33,372
  Entercom Communications*                        1,196          65,625
  Extended Stay America*                          2,252          39,185
  Federal Signal                                  1,089          25,831
                                                 SHARES           VALUE

                                                     ------------------
CONSUMER DISCRETIONARY - 12.72%
(CONTINUED)
  Furniture Brands International*                 1,321  $       48,150
  Gentex Corp*                                    1,816          53,808
  GTECH Holdings Corp.*                             695          33,881
  Harte-Hanks, Inc.                               1,525          48,251
  Hispanic Broadcasting*                          2,625          76,440
  International Speedway                          1,286          58,770
  Lancaster Colony                                  896          33,188
  Lands' End*                                       720          32,306
  Lear Corporation*                               1,553          73,923
  Lee Enterprises                                 1,066          39,335
  Lennar Corp                                     1,548          81,672
  Macrovision Corporation*                        1,226          32,673
  Mandalay Resort Group*                          1,713          52,589
  Media General                                     555          35,243
  Modine Manufacturing                              803          21,673
  Mohawk Industries*                              1,573          94,522
  Neiman-Marcus Group*                            1,154          39,755
  Outback Steakhouse*                             1,852          66,246
  Papa John's International*                        549          15,306
  Park Place Entertainment*                       7,299          77,004
  Payless ShoeSource*                               538          32,845
  Reader's Digest Association                     2,421          54,255
  Ross Stores                                     1,936          73,239
  SAKS Inc.*                                      3,437          45,197
  Scholastic Corp.*                                 854          46,278
  Six Flags Inc.*                                 2,236          39,935
  Superior Industries                               626          30,536
  Timberland Co*                                    939          39,673
  Unifi, Inc.*                                    1,304          12,258
  United Rentals*                                 1,774          48,750
  Washington Post                                   229         139,009
  Westwood One, Inc.*                             2,596          99,557
  Williams-Sonoma Inc.*                           1,379          63,420
                                                         --------------
                                                              3,120,297
                                                         --------------
CONSUMER STAPLES - 4.19%
  Church & Dwight                                   946          27,869
  Dean Foods*                                     1,049          79,430
  Dial Corporation                                2,296          41,374
  Dole Foods                                      1,348          41,788
  Dreyer's Grand Ice Cream                          834          34,352
  Hormel Foods Corp.                              3,362          91,951
  Interstate Bakeries                             1,224          29,633
  Longs Drug Stores                                 917          25,557
  McCormick & Co.                                 1,674          85,592
  Pennzoil-Quaker State                           1,924          41,308
  PepsiAmericas, Inc.                             3,773          54,407
  RJ Reynolds Tobacco                             2,321         150,285
  Ruddick Corp.                                   1,120          18,637
  Sensient Technologies                           1,145          26,358
  Smithfield Foods*                               2,700          70,470
  Smucker (J.M.)                                    591          19,976
  Tootsie Roll                                    1,259          57,886
  Tyson Foods                                     8,452         105,480
  Universal Corp.                                   647          25,466
                                                         --------------
                                                              1,027,819
                                                         --------------
ENERGY - 5.95%
  BJ Services*                                    3,808         131,262
  Cooper Cameron Corp*                            1,306          66,750
  ENSCO International                             3,258          98,196
  Equitable Resources                             1,545          53,781
  FMC Tehnologies*                                1,573          31,350
  Forest Oil*                                     1,131          33,500

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

  SUMMIT MUTUAL FUNDS, INC. - APEX SERIES
   SCHEDULE OF INVESTMENTS                          S&P MIDCAP 400 INDEX FUND
--------------------------------------------------------------------------------

                                                 SHARES           VALUE

                                                     ------------------
ENERGY - 5.95% (CONTINUED)
  Grant Prideco*                                  2,647  $       36,211
  Hanover Compressor*                             1,527          27,471
  Helmerich & Payne                               1,223          49,030
  Murphy Oil                                      1,096         105,216
  National-Oilwell Inc.*                          1,957          49,571
  Noble Affiliates                                1,370          53,512
  Ocean Energy,Inc.                               4,158          82,287
  Patterson UTI-Energy*                           1,848          54,960
  Pioneer Natural Resources*                      2,510          55,948
  Pride International*                            3,214          51,103
  Smith International*                            1,195          80,961
  Tidewater Inc.                                  1,465          62,043
  Valero Energy                                   2,572         127,365
  Varco International*                            2,322          46,672
  Weatherford International*                      2,778         132,315
  Western Gas Resources                             790          29,404
                                                         --------------
                                                              1,458,908
                                                         --------------
FINANCIALS - 16.63%
  A.G. Edwards                                    1,903          83,694
  Allmerica Financial                             1,280          57,472
  American Financial Group                        1,653          47,474
  AmeriCredit Corp.*                              2,041          77,538
  Associated Banc-Corp                            1,590          60,468
  Astoria Financial                               2,233          64,869
  Banknorth Group Inc                             3,678          96,915
  City National Corp.                             1,164          61,238
  Colonial BancGroup                              2,788          41,597
  Commerce Bancorp.                               1,582          71,032
  Compass Bancshares                              3,084          95,203
  E*Trade Group*                                  9,039          85,147
  Eaton Vance                                     1,675          66,916
  Everest Re Group                                1,229          85,219
  Fidelity National Financial                     2,073          54,665
  First Tennessee National                        3,064         107,393
  First Virginia Banks                            1,157          62,050
  FirstMerit Corp.                                2,053          59,106
  Gallagher(Arthur J.)                            2,050          67,179
  Golden State Bancorp                            3,286          97,561
  Greater Bay Bancorp                             1,203          41,046
  Greenpoint Financial Corp.                      2,423         105,885
  HCC Insurance Holdings                          1,468          41,031
  Hibernia Corp.                                  3,849          73,516
  Horace Mann Educators                             985          22,172
  Hospitality Properties Trust                    1,515          52,010
  Independence Community Bank                     1,423          40,029
  IndyMac Bancorp*                                1,471          36,334
  Investment Technology Group*                    1,175          61,970
  Investors Financial Services                      772          58,711
  LaBranche & Co.*                                1,421          44,122
  Legg Mason                                      1,612          85,565
  Leucadia National Corp.                         1,338          47,834
  M&T Bank Corp.                                  2,286         183,726
  Mercantile Bankshares                           1,689          73,066
  Metris Companies Inc.                           1,543          30,860
  National Commerce Financial                     4,925         136,915
  Neuberger Berman Inc.                           1,702          79,739
  New Plan Excel Realty Trust                     2,259          45,293
  New York Community Bancorp                      2,475          68,434
  North Fork Bancorporation                       3,928         139,680
  Ohio Casualty*                                  1,454          27,539
  Old Republic International                      2,878          92,010
  Pacific Century Financial                       1,858          48,419
  PMI Group                                       1,078          81,669
                                                 SHARES           VALUE

                                                     ------------------
FINANCIALS - 16.63% (CONTINUED)
  Protective Life Corp.                           1,659  $       51,728
  Provident Financial Group Inc.                  1,190          34,272
  Radian Group                                    2,270         111,412
  Roslyn Bancorp                                  2,128          44,050
  SEI Corp.                                       2,614         111,905
  Silicon Valley Bancshares*                      1,118          33,820
  Sovereign Bancorp                               6,140          86,267
  StanCorp Financial Group                          724          39,820
  TCF Financial                                   1,859          97,802
  The MONY Group                                  1,152          46,449
  Unitrin, Inc.                                   1,629          65,486
  Waddell & Reed Financial Investment             1,937          59,040
  Webster Financial Corp.                         1,192          44,617
  Westamerica Bancorp                               836          35,739
  Wilmington Trust Corp.                            790          53,175
                                                         --------------
                                                              4,075,893
                                                         --------------
HEALTH CARE - 10.46%
  Apogent Technologies*                           2,558          63,131
  Apria Healthcare Group*                         1,319          32,329
  Barr Laboratories*                              1,027          67,597
  Beckman Coulter Inc.                            1,475          75,328
  Convance Inc.*                                  1,438          29,163
  Cytyc Corp.*                                    2,923          78,687
  Dentsply International                          1,884          69,821
  Edwards Lifesciences Corp.*                     1,433          40,052
  Express Scripts, Inc.*                          1,916         110,342
  First Health Group*                             2,411          58,177
  Gilead Sciences, Inc.*                          4,644         167,138
  Health Net, Inc.*                               2,989          82,018
  Hillenbrand Industries                          1,512          93,185
  ICN Pharmaceuticals, Inc.                       1,972          62,611
  IDEC Pharmaceuticals Corp.*                     3,691         237,331
  INCYTE Genomics Inc*                            1,607          19,123
  IVAX Corp.*                                     4,763          76,446
  LifePoint Hospitals*                              950          35,112
  Lincare Holdings*                               2,607          70,702
  Millennium Pharmaceuticals, Inc.*               6,683         149,098
  Mylan Laboratories                              3,037          89,470
  Omnicare, Inc.                                  2,261          58,537
  Oxford Health Plans*                            2,115          88,386
  PacifiCare Health Systems Inc.*                   837          14,606
  Patterson Dental*                               1,637          71,586
  Perrigo Co.*                                    1,781          21,283
  Protein Design Labs*                            2,131          36,504
  Quest Diagnostics*                              2,313         191,632
  Schein (Henry) Inc.*                            1,033          45,504
  Sepracor Inc.*                                  1,885          36,569
  STERIS Corp.*                                   1,678          35,004
  Triad Hospitals*                                1,743          59,924
  Trigon Healthcare Inc.*                           866          63,928
  Univl Health Services*                          1,457          60,102
  Vertex Pharmaceuticals*                         1,814          50,538
  VISX Inc.*                                      1,329          23,470
                                                         --------------
                                                              2,564,434
                                                         --------------
INDUSTRIALS - 12.37%
  AGCO Corp.*                                     1,741          39,730
  Airborne, Inc.                                  1,162          20,323
  Alaska Air Group*                                 642          21,372
  Albany International                              755          22,877
  Alexander & Baldwin                               979          27,030
  American Standard*                              1,737         122,893
  Ametek, Inc.                                      793          29,508

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                       SUMMIT MUTUAL FUNDS, INC. - APEX SERIES
   S&P MIDCAP 400 INDEX FUND                          SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

                                                 SHARES           VALUE

                                                     ------------------
INDUSTRIALS - 12.37% (CONTINUED)
  Apollo Group, Inc.*                             2,765  $      148,066
  Atlas Air Worldwide Holdings Inc.*                925          12,182
  Banta Corp.                                       597          21,319
  BISYS Group*                                    2,848         100,392
  C.H. Robinson Worldwide                         2,045          68,712
  Carlisle Companies                                732          32,003
  Ceridian Corp.*                                 3,541          78,079
  Certegy, Inc.*                                  1,669          66,259
  Checkfree Corp*                                 1,865          28,590
  ChoicePoint Inc.*                               1,521          87,610
  CNF Inc.                                        1,179          38,895
  CSG Systems International*                      1,283          36,527
  DeVRY Inc.*                                     1,689          50,890
  Donaldson Co.                                   1,067          42,904
  DST Systems Inc.*                               2,913         145,067
  Dun & Bradstreet*                               1,801          72,058
  Dycom Industries*                               1,149          17,178
  Education Management*                             822          34,664
  EGL Inc.*                                       1,156          18,323
  Energizer Holdings Inc.*                        2,220          52,725
  Expeditors International                        1,247          76,067
  Fastenal                                          918          69,144
  Flowserve Corporation*                          1,070          34,251
  GATX Corp.                                      1,178          37,460
  Granite Construction                              995          24,487
  Harsco Corp.                                      967          37,848
  HON Industries                                  1,419          40,314
  Hubbell Inc.                                    1,418          46,652
  Hunt(J.B.) Transport Serv Inc.*                   870          24,734
  Jacobs Engineering Group*                         647          46,125
  Kaydon Corp.                                      724          19,548
  Kelly Services                                    868          24,504
  Kennametal Inc.                                   747          30,201
  Korn/Ferry International*                         915           9,104
  L-3 Communications Holdings*                      948         106,176
  Manpower Inc.                                   1,840          71,539
  Miller (Herman)                                 1,830          43,517
  MPS Group, Inc*                                 2,376          20,790
  NCO Group Inc.*                                   624          17,322
  Nordson Corporation                               799          24,090
  Overseas Shipholding Group                        829          20,145
  Pentair Inc.                                    1,187          53,379
  Pittston Brink's Group                          1,313          32,956
  Precision Castparts                             1,247          44,156
  Quanta Services*                                1,470          25,416
  Republic Services*                              4,093          76,457
  Rollins, Inc.                                     727          15,340
  Sequa Corp.*                                      251          13,102
  Sotheby's Holdings*                             1,483          23,802
  SPX Corp.*                                        974         137,900
  Stewart & Stevenson Services                      688          13,313
  Swift Transportation*                           2,062          45,199
  Sylvan Learning Systems*                          937          26,470
  Tecumseh Products Co.                             447          23,825
  Teleflex                                          940          51,390
  Trinity Industries                              1,064          25,866
  Valassis Communication*                         1,296          50,064
  Viad Corp.                                      2,143          60,004
  Wallace Computer Services                         991          20,018
  York International                                941          33,782
                                                         --------------
                                                              3,032,633
                                                         --------------
INFORMATION TECHNOLOGY - 15.25%
  3Com Corp.*                                     8,517          52,039
                                                 SHARES           VALUE

                                                     ------------------
INFORMATION TECHNOLOGY - 15.25%
(CONTINUED)
  Activision, Inc.*                               1,262  $       37,645
  Acxiom Corp.*                                   2,103          36,045
  Adtran Inc.*                                      955          23,054
  Advanced Fibre Communications*                  1,983          38,054
  Advent Software, Inc.*                            818          48,393
  Affiliated Computer*                            3,164         177,595
  Arrow Electronics*                              2,413          67,492
  Ascential Software Corp.*                       6,293          24,228
  Atmel Corp.*                                   11,252         114,095
  Avnet, Inc                                      2,854          77,229
  Avocent Corp*                                   1,079          28,906
  Cabot Micro-Electronics*                          581          39,305
  Cadence Design Systems*                         5,915         133,738
  Cirrus Logic*                                   2,058          38,834
  CommScope, Inc*                                 1,245          21,663
  Credence Systems*                               1,455          31,952
  Cree Inc.*                                      1,752          23,880
  Cypress Semiconductor*                          2,910          66,930
  Diebold, Inc.                                   1,728          70,399
  DSP Group*                                        648          13,265
  Electronic Arts Inc.*                           3,318         201,734
  Enterasys Networks*                             4,691          19,843
  Fairchild Semiconductor*                        2,414          69,040
  FEI Company*                                      774          27,516
  Harris Corp.                                    1,599          57,420
  Henry (Jack) & Assoc.                           2,150          47,687
  Imation Corp.*                                    845          22,418
  Infocus*                                          944          17,190
  Integrated Device Technology, Inc.*             2,522          83,831
  Internet Security Systems*                      1,156          26,415
  Intl Rectifier*                                 1,532          69,568
  Keane Inc. Services*                            1,827          31,150
  KEMET Corp*                                     2,073          40,154
  Lamb Research*                                  3,036          89,016
  Lattice Semconductor*                           2,647          46,402
  Legato Systems Inc.*                            2,165          19,507
  LTX Corp.*                                      1,175          31,948
  Macromedia Inc.*                                1,406          28,711
  McDATA Corp.*                                   2,720          32,286
  Mentor Graphics*                                1,560          32,978
  Micrel Inc.*                                    2,247          56,669
  Microchip Technology Inc.*                      3,224         134,860
  MIPS Technologies*                                945           6,332
  National Instruments*                           1,237          51,731
  Network Associates, Inc.*                       3,351          81,094
  Newport Corporation                               886          21,175
  Plantronics Inc.*                               1,135          23,744
  Plexus Corp*                                    1,008          23,789
  Polycom Inc.*                                   2,347          57,736
  Powerwave Technologies*                         1,557          20,039
  Quantum Corp.-DSSG Stock*                       3,762          29,946
  Retek Inc.*                                     1,232          32,340
  Reynolds & Reynolds                             1,734          52,020
  RF Micro Devices, Inc.*                         4,033          72,191
  RSA Security Inc.*                              1,359          12,231
  SanDisk Corporation*                            1,652          35,848
  Semtech Corp*                                   1,702          62,123
  Storage Technology*                             2,537          54,393
  SunGard Data Systems*                           6,763         222,976
  Sybase Inc.*                                    2,390          41,753
  Sykes Enterprises*                                973           9,428
  Symantec Corp.*                                 3,373         139,001
  Synopsys, Inc.*                                 1,435          79,155
  Tech Data Corp.*                                1,331          61,080

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

  SUMMIT MUTUAL FUNDS, INC. - APEX SERIES
   SCHEDULE OF INVESTMENTS                          S&P MIDCAP 400 INDEX FUND
--------------------------------------------------------------------------------

                                                 SHARES           VALUE

                                                     ------------------
INFORMATION TECHNOLOGY - 15.25%
(CONTINUED)
  Titan Corp.*                                    1,821  $       37,604
  Transaction Systems*                              887          10,112
  TranSwitch Corp.*                               2,213           7,215
  TriQuint Semiconductor*                         3,152          37,856
  Vishay Intertechnology*                         3,855          78,411
  Wind River Systems*                             1,880          25,549
                                                         --------------
                                                              3,737,956
                                                         --------------
TECHNOLOGY - 0.11%
  Gartner Group, Inc.                             2,080          27,040
                                                         --------------
TELECOMMUNICATION SERVICES - 0.76%
  Broadwing Inc.*                                 5,294          37,005
  Price Communications*                           1,328          23,426
  Telephone & Data Systems                        1,417         125,050
                                                         --------------
                                                                185,481
                                                         --------------
UTILITIES - 6.22%
  Allete, Inc.                                    2,013          58,558
  Alliant Energy                                  2,119          64,036
  American Water Works                            2,420         105,996
  Aquila, Inc.                                    3,400          84,456
  Atlanta Gas Light                               1,326          31,161
  Black Hills                                       642          21,494
  CLECO Corp.                                     1,088          26,003
  Conectiv                                        2,147          53,439
  DPL Incorporated                                3,062          78,234
  DQE, Inc.                                       1,352          28,811
  Energy East                                     2,827          61,487
  Great Plains Energy Inc.                        1,497          37,350
  Hawaiian Electric Industries                      820          36,088
  Idaho Power                                       906          36,693
  MDU Resources                                   1,673          51,863
  National Fuel Gas                               1,920          46,752
  Northeast Utilities                             3,391          67,379
  NSTAR                                           1,283          58,171
  Oklahoma Gas & Electric                         1,886          45,207
  ONEOK Inc.                                      1,445          30,128
  PNM Resources, Inc.                               946          29,004
  Potomac Electric Power                          2,600          60,710
  Puget Energy, Inc.                              2,098          43,617
  Questar Corp.                                   1,971          50,674
  SCANA Corp .                                    2,535          77,571
  Sierra Pacific                                  2,471          37,287
  Vectren Corporation                             1,638          42,080
                                                 SHARES           VALUE

                                                     ------------------
UTILITIES - 6.22% (CONTINUED)

  WESTERN RESOURCES                               1,696  $       29,086
  WGL Holdings, Inc.                              1,175          31,561
  Wisconsin Energy                                2,819          70,137
  WPS Resources                                     750          29,580
                                                         --------------
                                                              1,524,613
                                                         --------------
    Total Common Stocks
       (cost $19,829,585)                                    21,759,579
                                                         --------------

UNIT INVESTMENT TRUST - 3.44%
  S&P MidCap 400 Depositary Receipts              8,538         843,554
                                                         --------------
    Total Unit Investment Trust
       (cost $752,062)                                          843,554
                                                         --------------

                                              PRINCIPAL           VALUE

                                                     ------------------

SHORT-TERM INVESTMENTS(3) - 7.68%
VARIABLE RATE DEMAND NOTES(1) - 6.87%
  American Family (1.502% due 12/31/31)   $     390,850  $      390,850
  Firstar Bank (1.658% due 12/31/31)            985,817         985,817
  Wisconsin Corp. Central Credit Union
     (1.578% due 12/31/31)                      128,638         128,638
  Wisconsin Electric (1.502% due
     12/31/31)                                  177,600         177,600
                                                         --------------
                                                              1,682,905
                                                         --------------
U.S. TREASURY BILL - 0.81%
  (1.800% due 06/20/02)                         200,000         199,204
                                                         --------------
    Total Short-Term Investments
       (cost $1,882,109)                                      1,882,109
                                                         --------------
TOTAL INVESTMENTS - 99.88%
   (cost $22,463,756)(2)                                     24,485,242
                                                         --------------
OTHER ASSETS AND LIABILITIES(3) - 0.12%                          29,626
                                                         --------------
TOTAL NET ASSETS - 100.00%                               $   24,514,868
                                                         ==============


-------------

*    Non-income producing
(1) Interest rates vary periodically based on current market rates. Rates shown are as of March 31,2002. The maturity shown for each variable rate demand note is the later of the next scheduled interest adjustment date or the date on which principal can be recovered through demand. Information shown is as of March 31, 2002.
(2) For federal income tax purposes, cost is $22,515,623 and gross unrealized appreciation and depreciation of securities as of March 31, 2002 was $4,103,624 and ($2,134,005), respectively.
(3) Securities and other assets with an aggregate value of $1,898,575 have been segregated with the custodian or designated to cover margin requirements for the open futures contracts as of March 31, 2002:

                                                         UNREALIZED
                                                      APPRECIATION/
TYPE                                      CONTRACTS  (DEPRECIATION)
-------------------------------------------------------------------
S&P MidCap 400 Index (06/02)                    7       $30,100

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                       SUMMIT MUTUAL FUNDS, INC. - APEX SERIES
   RUSSELL 2000 SMALL CAP INDEX FUND                  SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

MARCH 31, 2002 (UNAUDITED)

COMMON STOCKS - 93.58%

                                                 SHARES           VALUE

                                                     ------------------
BASIC MATERIALS - 3.36%
  Airgas, Inc.*                                   1,404  $       28,220
  Albemarle Corporation                             638          17,583
  AMCOL International Corporation                   506           3,061
  Arch Chemicals Inc.                               508          11,201
  Bethlehem Steel Corporation*                    3,268           1,471
  Brush Engineered Materials Inc.                   417           5,296
  Buckeye Technologies Inc.*                        538           5,541
  Caraustar Industries, Inc.                        652           6,813
  Carpenter Technology Corp.                        486          14,065
  Century Aluminum Co.                              315           5,119
  ChemFirst Inc.                                    272           7,276
  Cleveland-Cliffs Inc.                             240           5,280
  Crompton Corp.                                  2,848          35,173
  Cytec Industries Inc.*                          1,017          30,937
  Deltic Timber Corp.                               250           7,563
  Ferro Corp.                                       714          20,563
  Fuller (H. B.) Co.                                712          21,324
  Georgia Gulf Corp.                                609          16,352
  Gibraltar Steel Corporation                       138           3,003
  Glatfelter (P. H.) Company                        318           5,705
  IMC Global Inc.                                 2,725          40,194
  International Specialty Products Inc.*            328           3,142
  Kaiser Aluminum Corp.*                            746             269
  Longview Fibre Co.                              1,291          13,297
  Louisiana-Pacific Corp.                         2,628          28,225
  MacDermid Inc.                                    519          11,242
  Millennium Chemicals Inc.                       1,597          23,524
  Minerals Technologies Inc.                        493          25,868
  NL Industries Inc.                                244           4,050
  Octel Corporation*                                251           4,731
  Olin Corporation                                  875          16,450
  Omnova Solutions Inc.*                            997           8,275
  Oregon Steel Mills, Inc.*                         649           4,932
  PolyOne Corp.                                   1,950          23,790
  Pope & Talbot, Inc.                               349           5,116
  Potlatch Corporation                              713          24,021
  Quaker Chemical Corp.                             194           4,530
  Rayonier Inc.                                     684          36,444
  Reliance Steel & Aluminum Company                 479          13,216
  Roanoke Electric Steel Corp.                      274           3,672
  Rock-Tenn Company                                 291           6,242
  RPM, Inc.                                       2,574          40,026
  RTI International Metals Inc.*                    526           6,075
  Ryerson Tull Inc.                                 562           6,154
  Schulman (A.), Inc.                               735          13,443
  Schweitzer-Mauduit
     International, Inc.                            373           9,269
  Southern Peru Copper Corp.                        355           4,597
  Spartech Corporation                              337           8,290
  Steel Dynamics Inc.*                              630          10,338
  Stepan Company                                    158           4,242
  Stillwater Mining Co.*                            975          18,379
  Symyx Technologies Inc.*                          642          13,257
  Terra Industries Inc.*                            964           2,516
  Titanium Metals Corporation*                      492           2,657
  Tremont Corp.                                      32             895
  Uniroyal Technology Corporation*                  339             170
  USEC Inc.                                       2,027          12,973
  Wausau-Mosinee Paper Corporation                1,165          14,865
                                                 SHARES           VALUE

                                                     ------------------
BASIC MATERIALS - 3.36% (CONTINUED)
  Wellman, Inc.                                     675  $       11,104
                                                         --------------
                                                                732,026
                                                         --------------
COMMUNICATIONS - 7.55%
  1 800 FLOWERS.COM Inc.*                           209           2,847
  1-800 Contacts Inc.*                              171           1,821
  4 Kids Entertainment Inc.*                        210           4,183
  Ackerley Group, Inc.*                             378           6,751
  ACTV, Inc.*                                     1,027           1,550
  Adaptec, Inc.*                                  2,482          33,184
  Adelphia Business Solutions Inc.*                 700              28
  ADTRAN, Inc.*                                     532          12,842
  ADVO, Inc.*                                       473          19,980
  Aeroflex Inc.*                                  1,501          19,303
  Aether Systems Inc.*                              550           2,404
  Agile Software Corporation*                       759           9,184
  Airgate PCS*                                      292           4,088
  Akamai Technologies Inc.*                       1,736           6,946
  Alamosa PCS Holdings Inc.*                      1,742           8,762
  Alaska Communications Systems
     Group, Inc.*                                   231           1,733
  Allen Telecom Inc.*                               641           4,282
  Alliance Fiber Optic Products Inc.*               364             360
  Alloy Online Inc.*                                208           3,126
  American Online Latin America Inc.*               559           1,258
  Anaren Microwave, Inc.*                           530           7,701
  Andrew Corporation*                             2,050          34,297
  Anixter International Inc.*                       652          19,319
  answerthink Inc.*                                 964           6,276
  APAC Customer Services, Inc.*                     606           1,939
  Applied Innovation Inc.*                          221             966
  Arris Group, Inc.*                                648           6,026
  Art Technology Group Inc.*                      1,362           2,806
  Asiainfo Holdings Inc.*                           669           8,804
  Aspect Communications Corporation*              1,300           5,083
  AT&T Latin America Corp.*                       1,089           1,634
  Audiovox Corporation*                             433           3,109
  Auspex Systems, Inc.*                           1,138           1,423
  Avanex Corporation*                               734           2,943
  Avici Systems Inc.*                             1,237           2,350
  Avocent Corp*                                   1,112          29,790
  Aware, Inc.*                                      570           3,620
  Beasley Broadcast Group Inc.*                     192           2,863
  Black Box Corp.*                                  483          23,387
  Blue Martini Software Inc.*                       746           1,059
  Boston Communications Group, Inc.*                378           3,255
  Braun Consulting Inc.*                            231             996
  Cable Design Technologies Corporation*          1,103          14,725
  CacheFlow Inc.*                                   547             536
  Carrier Access Corporation*                       266             798
  C-COR.net Corporation*                            814          14,652
  Centennial Communications Corp*                   198             713
  Centillium Communications Inc.*                   635           7,684
  Centra Software, Inc.*                            535           2,579
  Choice One Communications Inc.*                   251             409
  Chordiant Software, Inc.*                         697           5,067
  Click Commerce Inc.*                              433             550
  Commerce One Inc.*                              4,960           7,738
  Commonwealth Telephone
     Enterprises, Inc.*                             273          10,442
  CommScope Inc.*                                 1,294          22,516
  Computer Network Technology
     Corporation*                                   748           9,889
  Conestoga Enterprises, Inc.                       198           5,991
  Copper Mountain Networks Inc.*                  1,332           1,265

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

  SUMMIT MUTUAL FUNDS, INC. - APEX SERIES
   SCHEDULE OF INVESTMENTS                  RUSSELL 2000 SMALL CAP INDEX FUND
--------------------------------------------------------------------------------

                                                 SHARES           VALUE

                                                     ------------------
COMMUNICATIONS - 7.55% (CONTINUED)
  Corillian Corporation*                            486  $        1,604
  CoSine Communications, Inc.*                    2,197           2,527
  Crossroads Systems Inc.*                          480           1,704
  Crown Media Holdings, Inc.*                       418           5,183
  CT Communications Inc.                            392           5,841
  Cumulus Media Inc.*                               739          13,228
  Digex, Inc*                                       550             682
  Digital Generation Systems, Inc.*                 888           1,012
  Digital Insight Corporation*                      646          17,797
  Digital Lightwave Inc.*                           319           1,987
  Digitalthink Inc.*                                490           1,103
  Digitas Inc.*                                     217           1,189
  Ditech Communications Corporation*                597           2,669
  divine, inc.*                                   2,424           1,212
  DMC Stratex Networks Inc.*                      1,857          10,102
  Dobson Communications Corporation*                591           1,862
  Docent, Inc.*                                     919           1,627
  E.piphany Inc.*                                 1,555          11,756
  Engage, Inc.*                                   1,100             275
  Entrust Technologies Inc.*                      1,182           6,005
  eSpeed Inc.*                                      396           4,190
  Extensity Inc.*                                   371             608
  F5 Networks Inc.*                                 422           9,807
  Fibercore Inc.*                                   792           1,267
  Fisher Communications Inc.                        103           4,688
  Focal Communications Corporation*                  11              47
  Freemarkets Inc.*                                 728          16,722
  Frontline Captial Group*                          514              15
  FTD.COM Inc.*                                     207           1,159
  General Communication, Inc.*                      943           8,204
  Genuity Inc.*                                   3,808           3,313
  Getty Images Inc.*                                852          25,526
  Global Sports Inc.*                               293           5,010
  Golden Telecom, Inc.*                             239           3,700
  Gray Communications Systems, Inc.                 232           3,717
  Grey Global Group Inc.                             18          12,258
  Harmonic, Inc.*                                 1,382          16,031
  Hickory Tech Corp.                                326           5,304
  iBasis Inc.*                                      828             704
  IDT Corp.*                                        854          17,242
  I-many Inc.*                                      837           4,152
  IMPSAT Fiber Networks Inc.*                       391              20
  IndyMac Bancorp Inc.*                           1,537          37,964
  Inet Technologies Inc.*                           246           2,322
  Information Holdings Inc.*                        489          14,083
  InfoSpace.com Inc.*                             6,136           9,327
  Inktomi Corporation*                            2,848           9,826
  InterDigital Communications Corp.*              1,342          12,870
  Interland, Inc.*                                  958           2,452
  InterNAP Network Services Corporation*          3,781           2,911
  Internet Capital Group, Inc.*                   4,754           3,043
  Intrado Inc.*                                     296           6,450
  ITC DeltaCom, Inc.*                               897             287
  ITXC Corp.*                                       591           3,576
  Ixia*                                           1,055           8,968
  JNI Corporation*                                  571           4,066
  Journal Register Company*                         673          14,268
  KANA Software, Inc.*                              368           6,624
  Key3media Group, Inc.*                            735           3,374
  Keynote Systems Inc.*                             594           5,756
  Lantronics Inc.*                                  393           1,018
                                                 SHARES           VALUE

                                                     ------------------
COMMUNICATIONS - 7.55% (CONTINUED)
  Leap Wireless International, Inc.*                724  $        6,096
  Lee Enterprises, Inc.                           1,103          40,701
  Lexent, Inc.*                                     483           1,546
  Liberate Technologies Inc.*                     2,628          15,637
  Liberty Corp. (The)                               426          16,963
  Lightbridge, Inc.*                                648           7,536
  LightPath Technologies, Inc.*                     487             755
  LodgeNet Entertainment Corp.*                     232           3,967
  Loudcloud, Inc.*                                  622           1,424
  Lynch Interactive Corporation*                     54           2,376
  Macromedia, Inc.*                               1,481          30,242
  Martha Stewart Living
     Omnimedia, Inc.*                               213           3,813
  MasTec Inc.*                                      580           4,669
  MatrixOne, Inc.*                                  756           6,744
  McAfee.com Corporation*                           132           2,174
  Media General, Inc.*                              310          19,685
  Metawave Communications Corporation*              874             437
  Metro One Telecommunications, Inc.*               453          11,484
  Metromedia International Group Inc.*            1,859             576
  Micro General Corporation*                        257           3,552
  MRV Communications, Inc.*                       2,054           5,792
  Multex.com, Inc.*                                 678           3,071
  NEON Communications Inc.*                         189              89
  Net.Bank Inc.*                                    618          10,444
  Net2Phone Inc.*                                   440           2,235
  Netegrity, Inc.*                                  588           8,697
  NetRatings Inc.*                                  181           2,194
  Netro Corporation*                                944           2,643
  Network Plus Corporation*                         435               2
  New Focus Inc.*                                 1,318           3,941
  Newport Corporation                               858          20,506
  Next Level Communications, Inc.*                  522             752
  NextCard Inc.*                                    811              41
  NMS Communications Corp.*                         922           3,928
  North Pittsburgh Systems, Inc.                    378           5,288
  Novatel Wireless, Inc.*                           665             439
  NTELOS Inc.*                                      424           1,738
  OmniSKY Corporation*+                             465               3
  On Command Corporation*                           140             637
  Oplink Communication, Inc.*                     2,910           4,511
  Optical Cable Corporation*                         60              61
  Optical Communication Products, Inc.*             116             326
  Overture Services, Inc.*                          455          12,704
  Paxson Communications Corporation*                791           8,669
  PCTEL, Inc.*                                      338           2,924
  PECO II Inc.*                                     335           1,668
  Pegasus Communications Corporation*             1,083           3,271
  Penton Media Inc.                                 585           4,417
  Performance Technologies, Inc.*                   250           1,995
  Plantronics, Inc.*                                884          18,493
  Playboy Enterprises, Inc.*                        325           5,551
  Portal Software Inc.*                           2,448           4,676
  Powerwave Technologies Inc.*                    1,497          19,266
  Price Communications Corp.*                     1,222          21,556
  Priceline.com Inc.*                             2,360          12,343
  Private Media Group Inc.*                         361           2,036
  ProQuest Inc.*                                    338          14,531
  Proxim Corporation*                             2,535           6,084
  Pulitzer Inc.                                     207          11,075
  QRS Corporation*                                  336           3,965
  R.H. Donnelley Corporation*                       772          23,492

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                       SUMMIT MUTUAL FUNDS, INC. - APEX SERIES
   RUSSELL 2000 SMALL CAP INDEX FUND                  SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

                                                 SHARES           VALUE

                                                     ------------------
COMMUNICATIONS - 7.55% (CONTINUED)
  RCN Corporation*                                  736  $        1,038
  Regent Communications Corporation*                471           3,881
  Register.com Inc.*                                478           4,292
  REMEC, Inc.*                                    1,125          10,406
  Rural Cellular Corp.*                             175             784
  S1 Corporation*                                 1,477          22,805
  Saba Software, Inc.*                              611           2,536
  Safeguard Scientifics, Inc.*                    2,954           8,892
  Saga Communications Inc.*                         245           6,174
  Salem Communications Corporation*                 222           5,261
  Sapient Corporation*                            1,990           9,453
  SBA Communications Corporation*                   975           3,208
  Scholastic Corporation*                           696          37,716
  Secure Computing Corp.*                           702          13,766
  SeeBeyond Technology Corporation*                 699           5,347
  Selectica Inc.*                                   437           1,687
  Sinclair Broadcast Group, Inc.*                   613           8,306
  Sirenza Microdevices, Inc.*                       257           1,393
  Sirius Satellite Radio Inc.*                    1,186           6,310
  SITEL Corp.*                                    1,403           4,560
  Skillsoft Corporation*                            106           2,443
  Somera Communciations Inc.*                       744           5,446
  SonicWALL Inc.*                                 1,001          13,053
  Sorrento Networks Corp.*                          320             819
  Spanish Broadcasting Systems Inc.*                931          12,615
  SpectraLink Corporation*                          379           3,798
  SpectraSite Holdings Inc.*                      1,675           1,792
  Spectrian Corporation*                            289           4,138
  Stamps.com Inc.*                                  879           3,929
  Stellent, Inc.*                                   461           4,439
  Stratos Lightwave, Inc.*                        1,614           7,134
  Sunrise Telecom Inc.*                             459           1,423
  Support.com Inc.*                                 547           1,652
  Symmetricom, Inc.*                                597           3,695
  Terayon Communication Systems, Inc.*            1,523          12,915
  Terremark Worldwide Inc.*                       3,824           1,721
  The Trizetto Group Inc.*                          475           5,771
  TiVo Inc.*                                        428           2,268
  Tollgrade Communications, Inc.*                   318           7,794
  Touch America Holdings, Inc.*                   2,613           9,956
  Turnstone Systems Inc.*                           740           3,559
  UbiqueTel Inc.*                                 1,091           2,673
  UnitedGlobal Com Inc.*                          1,884          10,192
  Universal Access Global
     Holdings, Inc.*                              1,061           1,602
  US Unwired, Inc.*                                 763           4,212
  Usinternetworking, Inc.*                        1,219              24
  Value Line, Inc.                                   38           1,862
  ValueVision International, Inc.*                  585          12,137
  Ventiv Health Inc.*                               398             796
  Verity, Inc.*                                     714          12,622
  VerticalNet Inc.*                               1,711           1,198
  ViaSat Inc.*                                      339           4,753
  Visual Networks Inc.*                             749           2,202
  Vitria Technology Inc.*                         1,774           7,007
  WatchGuard Technologies Inc.*                     536           3,355
  WebEx Inc.*                                       427           7,024
  webMethods Inc.*                                  588          10,129
  Websense Inc.*                                    411          10,339
  Wiley (John) & Sons, Inc.                       1,135          29,735
  WJ Communications Inc.*                           365           1,190
  World Wrestling Federation
     Entertainment Inc.*                            290           4,234
                                                 SHARES           VALUE

                                                     ------------------
COMMUNICATIONS - 7.55% (CONTINUED)
  WorldCom Inc.*                                     20  $          121
  XM Satellite Radio Holdings Inc.*                 315           4,338
  XO Communications Inc.*                         6,443             496
  Young Broadcasting Inc.*                          319           7,972
  ZixIt Corporation*                                319           2,080
                                                         --------------
                                                              1,648,965
                                                         --------------
CONSUMER CYCLICAL - 14.44%
  7-Eleven Inc.*                                    583           6,500
  99 Cents Only Stores*                             676          25,918
  Action Performance Cos., Inc.*                    344          16,942
  Advanced Marketing Services, Inc.                 312           7,488
  AFC Enterprises Inc.*                             236           7,894
  AirTran Holdings Inc.*                          1,475           8,924
  Alaska Air Group, Inc.*                           667          22,204
  Alliance Gaming Corporation*                      366          11,174
  Ambassadors International, Inc.*                  174           1,488
  AMC Entertainment Inc.*                           468           6,384
  America West Holdings Corp.*                      847           4,743
  American Axle & Manufacturing Holdings
     Inc.*                                          255           7,395
  American Woodmark Corporation                     136           8,578
  Ameristar Casinos, Inc.*                           67           1,841
  Amtran, Inc.*                                      80           1,120
  AnnTaylor Stores Corporation*                     613          26,494
  Applebee's International, Inc.                    838          30,419
  Applica Inc.*                                     437           3,758
  Arctic Cat Inc.                                   411           8,282
  Argosy Gaming Company*                            563          20,656
  ArvinMeritor Inc.                               1,659          47,364
  Atlantic Coast Airlines Inc.*                     987          23,668
  Aviall, Inc.*                                     465           4,199
  Aztar Corporation*                                887          19,425
  Bally Total Fitness Holding
     Corporation*                                   665          14,597
  Bandag, Inc.                                      285          10,739
  Bassett Furniture Industries, Inc.                256           5,248
  Beazer Homes USA, Inc.*                           216          16,751
  bebe Stores Inc.*                                  93           1,958
  Bell Microproducts Inc.*                          347           3,609
  Bob Evans Farms, Inc.                             876          24,721
  Boca Resorts Inc.*                                732           9,472
  BorgWarner Inc.                                   662          41,653
  Boyd Gaming Corporation*                          746          11,220
  Brightpoint, Inc.*                              1,405           1,279
  Brown Shoe Co. Inc.                               415           8,076
  BUCA Inc.*                                        310           5,633
  Buckle, Inc. (The)*                               156           3,822
  Building Materials Holding
     Corporation*                                   324           4,666
  Burlington Coat Factory Warehouse
     Corporation                                    448           8,624
  Bush Industries, Inc.                             207           2,639
  California Pizza Kitchen Inc.*                    374           9,354
  Casey's General Stores, Inc.                      994          13,419
  Cash America International, Inc.                  560           4,928
  Cato Corp.                                        353           7,865
  CBRL Group Inc.                                 1,414          40,257
  CEC Entertainment Inc*                            704          32,525
  Champion Enterprises, Inc.*                     1,203           9,624
  Championship Auto Racing Teams Inc.*              315           4,445
  Charlotte Russe Holding Inc.*                     521          13,515
  Charming Shoppes, Inc.*                         2,441          19,333
  Cheesecake Factory Inc.*                          934          34,465
  Chico's FAS, Inc.*                                831          28,005
  Children's Place Retail Stores Inc.*              266           8,778

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

  SUMMIT MUTUAL FUNDS, INC. - APEX SERIES
   SCHEDULE OF INVESTMENTS                  RUSSELL 2000 SMALL CAP INDEX FUND
--------------------------------------------------------------------------------

                                                 SHARES           VALUE

                                                     ------------------
CONSUMER CYCLICAL - 14.44% (CONTINUED)
  Choice Hotels International Inc.*                 898  $       21,669
  Christopher & Banks Corp.*                        543          17,838
  Churchill Downs Inc.                               69           2,536
  Circuit City Stores, Inc. - CarMax
     Group*                                         646          16,706
  Claire's Stores, Inc.                           1,061          20,668
  Coachmen Industries, Inc.                         356           5,803
  Coldwater Creek Inc.*                              98           1,740
  Cole National Corporation*                        247           4,718
  Collins & Aikman Corp.*                         2,201          14,747
  CompX International Inc.                           92           1,145
  Cooper Tire & Rubber Co.                        1,580          34,207
  Copart, Inc.*                                   1,407          25,242
  Cost Plus, Inc.*                                  534          14,612
  Crestline Capital Corporation*                    334          11,236
  Crossman Communities, Inc.                        165           7,463
  CSK Auto Corporation*                             616           5,821
  Daisytek International Corporation*               445           7,080
  Deb Shops, Inc.                                   103           2,760
  dELiA*s Corp.*                                    679           4,325
  Dillard's Inc                                   1,610          38,415
  Direct Focus Inc.*                                751          28,576
  Dover Downs Entertainment, Inc.                   408           6,626
  Dress Barn, Inc. (The)*                           351          10,393
  Duane Reade Inc.*                                 204           6,932
  Dura Automotive Systems, Inc.*                    345           6,614
  Electronics Boutique Holdings
     Corporation*                                   219           7,562
  Exide Corp.                                       641             192
  Factory 2-U Stores, Inc.*                         322           4,154
  Fedders Corporation                               684           2,053
  Federal-Mogul Corp.*                            1,547           1,253
  Finish Line, Inc. (The)*                          438           8,081
  Five Star Quality Care*                            66             480
  Fleetwood Enterprises, Inc.                       824           8,899
  Footstar, Inc.*                                   499          15,215
  Fred's, Inc.                                      418          15,048
  Friedman's Inc.                                   349           3,752
  Frontier Airlines, Inc.*                          705          12,916
  Furniture Brands International, Inc.*           1,266          46,146
  G & K Services, Inc.                              517          19,263
  Garan, Inc.                                        92           4,945
  Gaylord Entertainment Company*                    546          14,524
  Genesco Inc.*                                     551          15,191
  Group 1 Automotive Inc.*                          339          13,238
  GTECH Holdings Corporation*                       695          33,881
  Guess ?, Inc.*                                    200           1,556
  Guitar Center Inc.*                               421           7,376
  Gymboree Corp.*                                   707          10,428
  Hancock Fabrics, Inc.                             393           7,094
  Handleman Co.*                                    630           6,470
  Harman International Industries, Inc.             806          39,776
  Haverty Furniture Companies, Inc.                 395           6,798
  Hayes Lemmerz International Inc.*                 397              75
  Hibbett Sporting Goods, Inc.*                     138           3,243
  Hollywood Casino Corporation*                     251           4,139
  Hollywood Entertainment Corporation*            1,083          18,194
  Hot Topic, Inc.*                                  675          14,108
  Hovnanian Enterprises, Inc.*                      336           8,934
  Hughes Supply, Inc.                               595          23,181
  IHOP Corporation*                                 448          15,102
  IMPCO Technologies, Inc.*                         200           2,592
  Insight Enterprises, Inc.*                        986          22,323
                                                 SHARES           VALUE

                                                     ------------------
CONSUMER CYCLICAL - 14.44% (CONTINUED)
  Interface, Inc.                                 1,128  $        7,163
  InterTAN, Inc.*                                   760           8,626
  Isle of Capri Casinos Inc.*                       483           8,911
  J Jill Group Inc.*                                266           7,568
  Jack in the Box Inc.*                             926          27,456
  JAKKS Pacific, Inc.*                              455          10,351
  K2 Inc.*                                          452           2,947
  KB HOME                                           886          38,452
  Kellwood Company                                  572          13,894
  Kenneth Cole Productions, Inc.*                   188           3,773
  Kimball International, Inc.                       873          14,239
  Kindred Healthcare*                                 7             284
  K-Swiss Inc.                                      169           7,095
  Landry's Restaurants, Inc.                        385           8,840
  Lands' End, Inc.*                                 283          12,698
  La-Z-Boy Inc.                                   1,206          33,105
  Libbey Inc.                                       385          14,830
  Liberty Livewire Corporation*                     136             786
  Linens 'n Things Inc.*                            904          27,599
  Lithia Motors, Inc.*                              156           3,853
  Lone Star Steakhouse & Saloon, Inc.               451           9,421
  Longs Drug Stores Corporation                     756          21,070
  Luby's Inc.*                                      565           3,842
  M.D.C. Holdings, Inc.                             459          19,829
  M/I Schottenstein Homes Inc.                      148           8,384
  Madden (Steven), Ltd.*                            216           3,780
  Magna Entertainment Corp.*                        553           4,479
  Marcus Corp. (The)                                440           7,093
  Men's Wearhouse Inc.*                             797          18,610
  Meritage Corp.*                                    90           5,751
  Mesa Air Group, Inc.*                             739           8,277
  Mesaba Holdings, Inc.*                            249           2,214
  Michaels Stores Inc.*                           1,606          60,707
  Midwest Express Holdings, Inc.*                   318           5,816
  Mobile Mini, Inc.*                                326          10,491
  Modine Manufacturing Co.                          620          16,734
  Monaco Coach Corp.*                               574          13,948
  Movado Group, Inc.                                214           4,697
  Movie Gallery Inc.*                               267           4,584
  MRT Gaming Group, Inc.*                           425           6,558
  MSC Industrial Direct Co.*                        991          22,694
  National Presto Industries, Inc.                  119           3,422
  National Service Industries, Inc.                 259           2,704
  Nautica Enterprises Inc.*                         625           9,475
  Navigant International Inc.*                      297           4,307
  Newmark Homes Corp.*                               58             988
  Nu Skin Enterprises Inc.                        1,094          11,717
  NVR, Inc.*                                        168          53,004
  O'Charley's Inc.*                                 412           8,879
  OfficeMax, Inc.*                                2,689          15,005
  Oneida Ltd.                                       355           5,325
  O'Reilly Automotive, Inc.*                        917          28,950
  Oshkosh B'Gosh, Inc.                              248          10,629
  Oshkosh Truck Corporation                         420          23,898
  Owens & Minor, Inc.                               840          16,498
  Oxford Industries, Inc.                           148           3,907
  P C Connections Inc.*                             167           1,764
  P F Chang's China Bistro Inc.*                    229          15,258
  Pacific Sunwear of California, Inc.*              725          17,835
  Palm Harbor Homes, Inc.*                          411           8,549
  Panera Bread Company*                             239          15,227

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                       SUMMIT MUTUAL FUNDS, INC. - APEX SERIES
   RUSSELL 2000 SMALL CAP INDEX FUND                  SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

                                                 SHARES           VALUE

                                                     ------------------
CONSUMER CYCLICAL - 14.44% (CONTINUED)
  Papa John's International, Inc.*                  367  $       10,232
  ParkerVision, Inc.*                               209           4,245
  Pegasus Systems Inc.*                             616          11,396
  Penn National Gaming, Inc.*                       215           7,529
  Pep Boys-Manny, Moe & Jack (The)                1,190          19,802
  PETsMART, Inc.*                                 2,620          35,527
  Phillips-Van Heusen Corp.                         565           7,972
  Pier 1 Imports, Inc.                            2,426          49,951
  Pinnacle Entertainment Inc.*                      470           3,788
  Polaris Industries Inc.                           591          37,647
  PriceSmart, Inc.*                                  92           3,353
  Prime Hospitality Corp.*                        1,133          14,899
  Quaker Fabric Corp.*                              291           3,250
  Quiksilver, Inc.*                                 538          11,771
  Rare Hospitality International, Inc.*             537          13,651
  Regis Corp.                                       913          25,637
  ResortQuest International Inc.*                   404           2,949
  Ruby Tuesday, Inc.                              1,615          37,549
  Russell Corp.                                     584           8,702
  Ryan's Family Steak Houses, Inc.*                 768          18,432
  Ryland Group, Inc. (The)                          337          30,397
  Salton Inc.*                                      149           2,958
  ScanSource, Inc.*                                 144           8,656
  School Specialty Inc.*                            389          10,394
  Scientific Games Corp.*                           393           3,289
  SCP Pool Corp.*                                   493          15,480
  ShopKo Stores, Inc.*                              678          12,272
  Shuffle Master, Inc.*                             423           8,739
  Skechers U.S.A. Inc.*                             402           7,602
  Skyline Corp.                                     157           4,875
  Smart & Final Inc.*                               295           3,050
  Sonic Automotive Inc.*                            577          17,298
  Sonic Corporation*                                789          20,285
  Speedway Motorsports, Inc.*                       333           9,494
  Spiegel, Inc.                                     375             514
  Sports Resorts International, Inc.,*              612           4,155
  Standard Motor Products, Inc.                     182           2,657
  Standard Pacific Corporation                      658          18,490
  Stanley Furniture Company Inc.*                   134           4,334
  Station Casinos Inc.*                             858          14,286
  Steak N Shake Co.*                                556           7,812
  Stein Mart, Inc.*                                 626           6,266
  Steinway Musical Instruments, Inc.*               154           2,965
  Stride Rite Corp. (The)                         1,050           8,663
  Superior Industries
     International, Inc.                            473          23,073
  TBC Corp.*                                        435           6,308
  The Boyds Collection, Ltd.*                     1,326           8,685
  Thor Industries, Inc.                             159           7,521
  Toll Brothers, Inc.*                              591          29,461
  Too Inc.*                                         777          22,914
  Topps Co., Inc. (The)*                            967           9,283
  Toro Co. (The)                                    320          19,072
  Tower Automotive, Inc.*                           950          13,291
  Trans World Entertainment Corp.*                  670           5,628
  Trendwest Resorts Inc.*                           180           4,324
  Triarc Companies Inc.*                            325           9,035
  Tropical Sportswear International
     Corporation*                                   114           2,736
  Tuesday Morning Corp.*                            217           4,427
  Tweeter Home Entertainment Group Inc.*            391           7,644
  Ultimate Electronics, Inc.*                       216           6,059
  Unifi, Inc.*                                    1,269          11,929
                                                 SHARES           VALUE

                                                     ------------------
CONSUMER CYCLICAL - 14.44% (CONTINUED)
  UniFirst Corp.                                    202  $        5,080
  United Auto Group, Inc.*                          198           4,463
  United Stationers Inc.*                           790          30,097
  Universal Electronics Inc.*                       349           5,113
  Urban Outfitters, Inc.*                           168           3,923
  Vail Resorts Inc.*                                200           4,246
  Value City Department Stores, Inc.*               398           1,672
  Vans, Inc.*                                       393           4,602
  Wabash National Corporation                       579           5,732
  Watsco, Inc.                                      426           7,604
  Wesco International Inc.*                         496           3,472
  WestPoint Stevens Inc.                            586           1,295
  Wet Seal, Inc. (The)*                             382          13,326
  Wilsons The Leather Experts Inc.*                 266           3,181
  Winnebago Industries, Inc.                        317          13,309
  WMS Industries Inc.*                              492           9,348
  Wolverine World Wide, Inc.                      1,136          20,389
  Wyndham International Inc.*                     3,808           3,427
  Zale Corporation*                                 824          33,452
  Zomax Inc.*                                       720           5,256
                                                         --------------
                                                              3,152,512
                                                         --------------
CONSUMER NON-CYCLICAL - 17.84%
  3-Dimensional Pharmaceuticals Inc.*               154           1,052
  aaiPharma Inc.*                                   247           8,877
  Aaron Rents, Inc.                                 349           7,975
  ABIOMED, Inc.*                                    362           4,018
  ABM Industries Inc.                               443          16,258
  Acacia Research Corporation*                      490           5,591
  Accredo Health Inc.*                              651          37,283
  ACLARA BioSciences Inc.*                          898           2,999
  Actrade Financial Technologies, Ltd.*             169           2,592
  Administaff, Inc.*                                558          15,418
  Adolor Corporation*                               704           7,850
  Advanced Neuromodulation Systems Inc.*            169           5,668
  Advanced Tissue Sciences, Inc.*                 1,617           5,085
  Aksys, Ltd.*                                      434           3,811
  Albany Molecular Research Inc.*                   530          12,704
  Alexion Pharmaceuticals, Inc.*                    401           9,428
  Alico, Inc.                                        87           2,533
  Align Technology, Inc.*                           252           1,336
  ALPHARMA INC.                                     717          10,253
  American Greetings Corp.                        1,599          29,022
  American Healthcorp, Inc.*                        244           6,622
  American Italian Pasta Company*                   417          18,932
  American Medical Systems
     Holdings, Inc.*                                702          15,802
  AmeriPath Inc.*                                   582          15,598
  AmSurg Corporation*                               490          13,333
  ANC Rental Corp.*                                 946             331
  Amylin Pharmaceuticals Inc.*                    1,348          13,493
  Antigenics Inc.*                                  342           4,785
  Aphton Corporation*                               354           4,181
  Applied Molecular Evolution Inc.*                 408           3,509
  Apria Healthcare Group Inc.*                    1,011          24,780
  Arbitron Inc.*                                    734          24,809
  Arena Pharmaceuticals Inc.*                       376           3,745
  ARIAD Pharmaceuticals, Inc.*                      611           3,251
  ArQule, Inc.*                                     482           6,088
  Array BioPharma, Inc.*                            370           4,792
  Arrow International, Inc.                         286          13,499
  ArthroCare Corp.*                                 498           8,969
  Aspect Medical Systems Inc.*                      313           2,786

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

  SUMMIT MUTUAL FUNDS, INC. - APEX SERIES
   SCHEDULE OF INVESTMENTS                  RUSSELL 2000 SMALL CAP INDEX FUND
--------------------------------------------------------------------------------

                                                 SHARES           VALUE

                                                     ------------------
CONSUMER NON-CYCLICAL - 17.84%
(CONTINUED)
  Atrix Laboratories, Inc.*                         380  $        8,653
  ATS Medical, Inc.*                                557           1,114
  Aurora Foods Inc.*                                611           2,560
  AVANIR Pharmaceuticals*                         1,449           4,144
  AVANT Immunotherapeutics Inc.*                  1,444           2,498
  AVI BioPharma Inc.*                               355           2,883
  Avigen, Inc*                                      499           5,539
  Banta Corporation                                 619          22,104
  Beverly Enterprises, Inc.*                      2,430          17,496
  BioMarin Pharmaceuticals Inc.*                    483           5,057
  Biopure Corporation*                              390           4,134
  Bio-Rad Laboratories, Inc.*                       410          15,396
  Biosite Diagnostics Inc*                          306           7,574
  BioSphere Medical, Inc.*                           77             563
  Bio-Technology General Corporation*             1,442           7,080
  Blyth, Inc.                                       823          21,826
  Bone Care International, Inc.*                    238           3,270
  Boron, LePore & Associates Inc.*                  198           2,400
  Boston Beer Company Inc.*                         239           3,609
  Bowne & Co., Inc.                                 832          11,706
  Bright Horizons Family Solutions Inc.*            269           7,928
  BriteSmile Inc.*                                  352           1,890
  Bruker DaltonicsInc.*                           1,151          11,027
  Cadiz Inc.*                                       851           7,659
  Cambrex Corporation                               559          23,534
  CardioDynamics International
     Corporation*                                   730           3,103
  Career Education Corporation*                   1,036          41,026
  CDI Corporation*                                  292           6,701
  Cell Genesys, Inc.*                               865          14,662
  Cell Pathways Inc.*                               681           2,799
  Cell Therapeutics Inc.*                           849          21,081
  Central Parking Corp.                             432           9,932
  Century Business Services Inc.*                 1,979           6,867
  Cerus Corporation*                                257          13,767
  Charles River Laboratories
     International, Inc.*                           962          29,822
  Chemed Corp.                                      223           8,329
  Church & Dwight Company Inc.                      915          26,956
  CIMA Labs Inc.*                                   366           9,754
  Ciphergen Biosystems, Inc.*                       417           2,510
  Clarent Corp.*                                    752             271
  Clark/Bardes Holdings Inc.*                       211           6,077
  Closure Medical Corporation*                      135           2,657
  Cobalt Corp.*                                     229           2,050
  Coca-Cola Bottling Co. Consolidated                24           1,176
  Coinstar Inc.*                                    520          17,519
  Columbia Laboratories, Inc.*                      626           3,099
  Comdisco, Inc.*                                 2,676             883
  Computerized Thermal Imaging, Inc.*             1,598           1,678
  Conceptus, Inc.*                                  181           3,901
  CONMED Corp.*                                     547          13,675
  Connetics Corp.*                                  750           7,275
  Consolidated Graphics, Inc.*                      252           5,015
  Cooper Companies, Inc. (The)                      343          16,258
  Corinthian Colleges Inc.*                         198          10,009
  Corixa Corporation*                             1,027           6,337
  Corn Products International Inc.                  889          28,626
  Corporate Executive Board Company*                874          32,785
  Corvas International, Inc.*                       689           3,920
  CorVel Corp.*                                     170           5,073
  CoStar Group Inc.*                                320           7,283
  Covance Inc*                                    1,463          29,670
                                                 SHARES           VALUE

                                                     ------------------
CONSUMER NON-CYCLICAL - 17.84%
(CONTINUED)
  Coventry Health Care Inc.*                      1,630  $       42,380
  CPI Corp.                                         165           2,714
  CryoLife, Inc.*                                   393           8,214
  CSS Industries, Inc.*                              98           3,186
  Cubist Pharmaceuticals, Inc.*                     668          12,345
  Curis, Inc.*                                      794           1,691
  CV Therapeutics, Inc.*                            439          15,892
  Cyberonics, Inc.*                                 486           7,771
  Cygnus, Inc.*                                     711           2,780
  Cytogen Corporation*                            1,951           4,175
  Datascope Corp.                                   290           8,512
  Dean Foods*                                       999          75,644
  deCODE genetics Inc.*                             767           4,364
  Del Monte Foods Co.*                              627           6,101
  Delta and Pine Land Company                       830          15,745
  Deltagen Inc.*                                    275           1,854
  Dendreon Corporation*                             384           2,377
  Diagnostic Products Corporation                   533          23,026
  Dial Corporation (The)                          2,390          43,068
  DiamondCluster International Inc.*                682           8,811
  DIANON Systems, Inc.*                             218          14,144
  Digene Corp.*                                     274           9,796
  DIMON Inc.                                      1,046           7,217
  Diversa Corporation*                              632           8,026
  Dole Food Co., Inc.                             1,060          32,860
  Dollar Thrift Automotive Group Inc.*              566          11,971
  Dreyer's Grand Ice Cream, Inc.                    410          16,888
  DURECT Corporation*                               477           3,716
  DUSA Pharmaceuticals, Inc.*                       347           1,391
  Dyax Corp.*                                       484           1,781
  Dynacq International Inc.*                        106           1,608
  EDEN Bioscience Corporation*                      501           1,202
  Edison Schools Inc.*                              629           8,743
  Education Management Corporation*                 512          21,591
  Edwards Lifesciences Corp.*                     1,481          41,394
  Electro Rent Corp.*                               362           4,967
  Elizabeth Arden Inc.*                             236           2,749
  Emisphere Technologies, Inc.*                     385           6,549
  Encompass Services Corp.*                       1,606           2,843
  Endo Pharmaceuticals Holdings*                    462           4,666
  Endocare, Inc.*                                   292           5,755
  EntreMed, Inc.*                                   384           2,918
  Enzo Biochem, Inc.*                               547          11,082
  Esperion Therapeutics Inc.*                       510           3,106
  EXACT Sciences Corporation*                       101             983
  Exelixis Inc.*                                    853          11,763
  Farmer Bros. Company                               21           6,363
  First Consulting Group Inc.*                      427           4,257
  First Horizon Pharmaceutical
     Corporation*                                   202           4,517
  Fleming Companies, Inc.                         1,036          23,206
  Flowers Foods, Inc.*                              637          16,224
  Forrester Research, Inc.*                         330           6,303
  Fossil, Inc.*                                     322           8,562
  FTI Consulting Inc.*                              322           9,976
  Gartner Inc.*                                   2,002          25,826
  Genaissance Pharmaceuticals Inc.*                 456           1,350
  Gene Logic Inc.*                                  665          12,941
  Genelabs Technologies, Inc.*                    1,022           1,799
  Genencor International, Inc.*                     249           2,826
  Genome Therapeutics Corp.*                        565           3,198
  GenStar Therapeutics Corporation*                 287             287

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                       SUMMIT MUTUAL FUNDS, INC. - APEX SERIES
   RUSSELL 2000 SMALL CAP INDEX FUND                  SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

                                                 SHARES           VALUE

                                                     ------------------
CONSUMER NON-CYCLICAL - 17.84%
(CONTINUED)
  Genta Inc.*                                       499  $        8,368
  Gentiva Health Services Inc.*                     443          10,969
  Genzyme Biosurgery*                               864           5,884
  Genzyme Molecular Oncology*                       377           2,187
  Genzyme Transgenics Corp.*                        509           1,680
  Geron Corp.*                                      489           3,721
  Great Atlantic & Pacific Tea
     Co., Inc. (The)*                               486          13,550
  Green Mountain Coffee, Inc.*                      111           2,304
  Guilford Pharmaceuticals Inc.*                    534           3,802
  Haemonetics Corp.*                                484          15,362
  Hain Celestial Group, Inc.*                       582          12,950
  Harland (John H.) Company                         731          21,250
  Harvard Bioscience, Inc.*                         168           1,477
  Heidrick & Struggles International
     Inc.*                                          485          10,088
  Hemispherx BioPharma, Inc.*                       452           1,808
  Herbalife International, Inc.                     354           5,172
  Hooper Holmes, Inc.                             1,439          15,095
  Hyseq Inc.*                                       275           1,463
  ICT Group, Inc.*                                   66           1,614
  ICU Medical, Inc.*                                216           7,862
  IDEXX Laboratories, Inc.*                         827          22,197
  IGEN International Inc.*                          278          10,531
  ILEX Oncology Inc.*                               663          11,443
  Illumina Inc.*                                    465           4,399
  Immune Response Corporation (The)*                776             629
  ImmunoGen, Inc.*                                  970          10,738
  Immunomedics, Inc.*                               947          17,955
  IMPATH Inc.*                                      464          19,043
  Impax Laboratories Inc.*                          408           2,832
  INAMED Corporation*                               376          12,370
  Incyte Genomics Inc.*                           1,656          19,706
  Ingles Markets, Inc.                              245           2,867
  InKine Pharmaceutical Co. Inc.*                   859           1,581
  Insmed Inc.*                                      826           2,313
  Inspire Pharmaceuticals Inc.*                     408             820
  Insurance Auto Auctions, Inc.*                    295           4,938
  Integra LifeSciences Holdings
     Corporation*                                   206           5,795
  Integrated Electrical Services Inc.*              780           3,900
  Interactive Data Corporation*                     922          16,181
  InterMune Inc.*                                   603          18,132
  International Multifoods Corporation*             387           9,195
  Interneuron Pharmaceuticals, Inc.*                900           7,875
  Interstate Bakeries Corporation                   711          17,213
  Intuitive Surgical Inc.*                          768           7,219
  Invacare Corp.                                    520          19,552
  Isis Pharmaceuticals, Inc.*                       803          12,912
  i-STAT Corp.*                                     416           3,033
  ITT Educational Services, Inc.*                   597          26,865
  J & J Snack Foods Corporation*                    146           5,457
  Kelly Services, Inc.                              401          11,320
  Kendle International Inc.*                        244           4,536
  Keryx Biopharmaceuticals Inc.*                    314           1,724
  Kforce, Inc.*                                     620           3,193
  Kroll Inc.*                                       375           6,244
  Korn/Ferry International*                         943           9,383
  Kos Pharmaceuticals Inc.*                         120           3,341
  Kosan Biosciences, Inc.*                          345           2,657
  KV Pharmaceutical Company*                        560          18,312
  La Jolla Pharmaceutical Co.*                      800           5,856
  Labor Ready, Inc.*                              1,020           7,956
  Lance, Inc.                                       598           8,551
                                                 SHARES           VALUE

                                                     ------------------
CONSUMER NON-CYCLICAL - 17.84%
(CONTINUED)
  Landauer, Inc.                                    201  $        7,628
  Large Scale Biology Corporation*                  323           1,063
  Learning Tree International, Inc.*                295           7,139
  Lexicon Genetics Inc.*                            804           7,598
  Liberty Media Corp.*                              134           1,694
  LifePoint Hospitals Inc.*                         968          35,777
  Ligand Pharmaceuticals Inc.*                    1,003          19,779
  Luminex Corporation*                              400           5,024
  MacroChem Corp.*                                  534           1,682
  Magellan Health Services Inc.*                    583           3,323
  Mail-Well Inc.*                                   779           4,892
  Martek Biosciences Corp.*                         379          11,931
  Maui Land & Pineapple Company, Inc.*               54           1,107
  Maxim Pharmaceuticals, Inc.*                      585           3,112
  MAXIMUS, Inc.*                                    291           8,942
  Maxygen Inc.*                                     730           9,140
  McGrath RentCorp                                  169           5,197
  Med-Design Corporation (The)*                     184           2,585
  MedQuist, Inc.*                                   259           7,770
  MemberWorks Inc.*                                 247           4,676
  Mentor Corporation                                536          19,339
  MGI Pharma, Inc.*                                 424           5,834
  Microvision, Inc.*                                248           2,832
  Midas Inc.*                                       377           5,376
  Mid-Atlantic Medical Services Inc.*             1,200          34,200
  Miravant Medical Technologies*                    346             374
  Morgan Group Holding Co.*                          54              62
  MPS Group, Inc.*                                2,301          20,134
  Nabi Biopharmaceuticals*                          954           5,877
  Nanogen, Inc.*                                    330           1,386
  NaPro BioTherapeutics, Inc.*                      592           5,180
  Nash Finch Co.                                    270           7,358
  National Beverage Corporation*                     90           1,197
  National HealthCare Corporation*                  205           3,372
  National Processing Inc.*                         173           4,944
  Nature's Sunshine Products, Inc.                  291           3,262
  Navigant Consulting, Inc.*                      1,010           6,545
  NBTY Inc.*                                      1,075          18,340
  NCO Group Inc.*                                   459          12,742
  Neoforma Inc.*                                     21             412
  NeoPharm, Inc.*                                   283           6,082
  Neose Technologies, Inc.*                         293           9,391
  Neurocrine Biosciences, Inc.*                     588          23,867
  Neurogen Corp.*                                   309           3,943
  New England Business Service, Inc.                283           7,265
  New Horizons Worldwide, Inc.*                     165           1,978
  North American Scientific, Inc.*                  177           2,290
  Northfield Laboratories Inc.*                     266           1,873
  Novavax, Inc.*                                    356           4,073
  Noven Pharmaceuticals, Inc.*                      561          11,635
  Novoste Corp.*                                    372           3,069
  NPS Pharmaceuticals, Inc.*                        689          22,482
  Ocular Sciences Inc.*                             423          11,845
  On Assignment, Inc.*                              537           9,612
  ONYX Pharmaceuticals, Inc.*                       464           2,125
  Option Care, Inc.*                                145           2,394
  OraSure Technologies Inc.*                        645           3,902
  Orchid Biosciences Inc.*                          843           2,183
  Organogenesis Inc.*                               750           1,043
  PacifiCare Health Systems Inc.*                   698          12,180
  Pain Therapeutics Inc.*                           401           3,834

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

  SUMMIT MUTUAL FUNDS, INC. - APEX SERIES
   SCHEDULE OF INVESTMENTS                  RUSSELL 2000 SMALL CAP INDEX FUND
--------------------------------------------------------------------------------

                                                 SHARES           VALUE

                                                     ------------------
CONSUMER NON-CYCLICAL - 17.84%
(CONTINUED)
  Paradigm Genetics, Inc.*                          438  $          710
  PAREXEL International Corp.*                      620           9,945
  Pathmark Stores Inc.*                             758          18,154
  PDI, Inc.*                                        194           3,290
  Pediatrix Medical Group, Inc.*                    503          20,502
  Pennzoil-Quaker State Co.                       1,990          42,725
  Penwest Pharmaceuticals Company*                  282           5,471
  Peregrine Pharmaceuticals, Inc.*                2,430           5,273
  Performance Food Group Company*                   921          30,080
  Perrigo Co.*                                    1,530          18,284
  Pharmaceutical Resources, Inc.*                   436           9,239
  Pharmacopeia, Inc.*                               554           7,374
  Pharmacyclics, Inc.*                              406           3,167
  Pharmos Corporation*                            1,369           2,300
  Pilgrim's Pride Corp.                             378           5,300
  Playtex Products, Inc.*                           671           7,287
  Plexus Corp.*                                   1,042          24,591
  PolyMedica Corporation*                           296           7,533
  Possis Medical, Inc.*                             422           8,313
  POZEN Inc.*                                       490           2,832
  Praecis Pharmaceuticals Inc.*                   1,279           6,651
  Pre-Paid Legal Services, Inc.*                    387          11,053
  PRG-Schultz International, Inc.*                  916          12,870
  Progenics Pharmaceuticals Inc.*                   201           3,015
  Province Healthcare Company*                      788          25,035
  PSS World Medical Inc.*                         1,790          17,542
  Ralcorp Holdings, Inc.*                           753          20,482
  Regeneration Technologies Inc.*                   347           2,516
  Regeneron Pharmaceuticals, Inc.*                  656          16,393
  RehabCare Group, Inc.*                            392          11,172
  Renal Care Group Inc.*                          1,195          39,196
  Rent-A-Center, Inc.*                              178           9,094
  Rent-Way, Inc.*                                   614           5,188
  Resources Connection, Inc.*                       164           4,745
  Respironics, Inc.*                                855          27,702
  Revlon, Inc.*                                     198           1,285
  Ribozyme Pharmaceuticals, Inc.*                   283             821
  Rigel Pharmaceuticals, Inc.*                      651           2,311
  Right Management Consultants, Inc.*               234           5,925
  Riviana Foods Inc.                                146           3,124
  Rollins, Inc.                                     363           7,659
  Ruddick Corp.                                     763          12,696
  Russ Berrie and Company Inc.                      231           7,438
  Sanderson Farms, Inc.                             120           3,240
  Sangamo BioSciences Inc.*                         247           2,282
  Sangstat Medical Corporation*                     435          11,684
  SciClone Pharmaceuticals, Inc.*                   813           3,537
  Scios Inc.*                                       995          28,785
  Scotts Co. (The)*                                 389          17,808
  Seaboard Corp.                                      9           2,700
  Seattle Genetics Inc.*                            176             924
  Select Medical Corp.*                             234           3,746
  Sensient Technologies Corp.                     1,213          27,923
  Sequenom, Inc.*                                   472           3,257
  Serologicals Corporation*                         450           7,052
  Sierra Health Services, Inc.*                     601           7,861
  Smucker (J.M.) Co.                                473          15,987
  Sola International Inc.*                          566           8,332
  SonoSite Inc.*                                    219           4,249
  Sotheby's Holdings, Inc.*                         506           8,121
  SOURCECORP*                                       333           9,820
                                                 SHARES           VALUE

                                                     ------------------
CONSUMER NON-CYCLICAL - 17.84%
(CONTINUED)
  Spartan Stores Inc.*                              488  $        3,670
  Specialty Laboratories Inc.*                      126           3,010
  Spherion Corp.*                                 1,320          14,586
  SRI/Surgical Express Inc.*                         49             748
  Standard Commercial Corp.                         256           4,920
  Standard Register Co. (The)                       332           9,336
  Star Scientific Inc.*                             511           1,022
  StarTek Inc.*                                     200           4,630
  Starmedia Network Inc.*                           983              39
  STERIS Corp.*                                   1,634          34,085
  Stewart Enterprises, Inc.*                      2,413          14,408
  Strayer Education, Inc.                           146           7,169
  Sunrise Assisted Living, Inc.*                    432          11,776
  SuperGen, Inc.*                                   420           2,365
  SurModics Inc.*                                   329          14,344
  Sybron Dental Specialties Inc.*                   886          17,809
  Sylvan Learning Systems, Inc.*                    748          21,131
  Syncor International Corporation*                 492          13,407
  Tanox Inc.*                                       593           8,397
  Targeted Genetics Corporation*                    939           1,963
  Techne Corporation*                             1,043          28,756
  Tejon Ranch Co.*                                  179           5,603
  TeleTech Holdings, Inc.*                          891          11,966
  Telik, Inc.*                                      438           5,309
  Texas Biotechnology Corporation*                1,102           6,777
  The Management Network Group Inc.*                229           1,257
  The Medicines Company*                            494           7,044
  The Robert Mondavi Corporation*                   211           7,583
  Theragenics Corporation*                          745           7,376
  Third Wave Technologies Inc.*                     189             633
  Thoratec Laboratories Corporation*                887           9,713
  Titan Pharmaceuticals, Inc.*                      621           4,353
  Transgenomic Inc.*                                296           2,676
  Transkaryotic Therapies, Inc.*                    752          32,374
  Triangle Pharmaceuticals, Inc.*                   706           3,601
  Trico Marine Services, Inc.*                      622           5,455
  Trimeris Inc.*                                    437          18,876
  TriPath Imaging Inc.*                             578           3,312
  Tularik Inc.*                                     480           7,891
  Tupperware Corp.                                1,298          29,528
  U S Physical Therapy, Inc.*                        72           1,300
  United Natural Foods, Inc.*                       228           5,679
  United Therapeutics Corporation*                  379           5,101
  Universal Corp.                                   687          27,038
  Urologix, Inc.*                                   271           4,924
  US Oncology Inc.*                               2,377          20,939
  Valentis Inc.*                                    747           2,099
  Vasomedical, Inc.*                              1,434           4,103
  VaxGen, Inc.*                                     206           2,353
  Vector Group Ltd.                                 373          10,666
  Ventana Medical Systems, Inc.*                    303           6,136
  Versicor Inc.*                                    349           6,310
  VI Technologies Inc.*                             130             675
  Vical Inc.*                                       504           4,662
  VidaMed, Inc.*                                    884           6,966
  Vion Pharmaceuticals Inc.*                        659           2,702
  ViroPharma Inc.*                                  444           2,260
  VISX Inc./DE*                                   1,275          22,515
  Vital Signs, Inc.                                 131           4,831
  Volt Information Sciences, Inc.*                  203           3,786
  Wackenhut Corporation*                            217           7,183

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                       SUMMIT MUTUAL FUNDS, INC. - APEX SERIES
   RUSSELL 2000 SMALL CAP INDEX FUND                  SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

                                                 SHARES           VALUE

                                                     ------------------
CONSUMER NON-CYCLICAL - 17.84%
(CONTINUED)
  Wackenhut Corrections Corporation*                208  $        3,120
  Wallace Computer Services, Inc.                   959          19,370
  Watson Wyatt & Co. Holdings*                      232           6,345
  WD-40 Co.                                         389          11,715
  West Co., Inc.                                    252           7,648
  Wild Oats Markets, Inc.*                          407           3,439
  Wireless Facilities, Inc.*                        564           3,384
  Yankee Candle Company Inc.*                       378           8,743
  Zoll Medical Corporation*                         223           8,563
                                                         --------------
                                                              3,891,547
                                                         --------------
DIVERSIFIED - 0.07%
  Resource America, Inc.                            387           4,269
  Walter Industries, Inc.                           783          10,312
                                                         --------------
                                                                 14,581
                                                         --------------
ENERGY - 3.11%
  3TEC Energy Corporation*                          343           5,848
  ATP Oil & Gas Corporation*                        151             612
  Atwood Oceanics, Inc.*                            231          10,603
  Berry Petroleum Company                           426           6,582
  Cabot Oil & Gas Corporaiton                       691          17,109
  Cal Dive International Inc.*                      817          20,343
  Callon Petroleum Co.*                             293           2,285
  Carbo Ceramics Inc.                               179           7,332
  Chesapeake Energy Corporation*                  3,522          27,260
  Chiles Offshore Inc.*                             179           4,117
  Clayton Williams Energy, Inc.*                    115           1,438
  Comstock Resources, Inc.*                         581           4,439
  Covanta Energy Corp.*                           1,253             902
  Denbury Resources Inc.*                           419           3,553
  Dril-Quip, Inc.*                                  156           4,001
  EEX Corporation*                                  784           1,615
  Emex Corp.*                                       339           1,096
  Encore Acquisition Company*                       180           2,655
  Energy Partners Ltd.*                             551           4,414
  Evergreen Resources, Inc.*                        415          17,306
  Frontier Oil Corporation                          663          14,241
  FuelCell Energy Inc.*                             672          10,591
  Grey Wolf, Inc.*                                3,590          14,216
  Gulf Island Fabrication Inc.*                     192           2,882
  H Power Corporation*                              620           1,581
  Headwaters Inc.*                                  577           8,828
  Holly Corporation                                 208           3,858
  Horizon Offshore Inc.*                            363           4,258
  Houston Exploration Company*                      243           7,533
  Hydril Company*                                   323           7,872
  Input/Output, Inc.*                             1,142          10,392
  KCS Energy, Inc.*                                 633           1,975
  Key Energy Services Inc.*                       2,350          25,192
  Key Production Co., Inc.*                         352           6,670
  Lone Star Technologies, Inc.*                     627          14,302
  Lufkin Industries, Inc.                           138           3,726
  Magnum Hunter Resources, Inc.*                    976           7,623
  Magnum Hunter Resources, Inc.*                    195             180
  McMoRan Exploration Co.*                          327           1,079
  Meridian Resource Corporation*                    863           4,229
  Millennium Cell Inc.*                             401           1,592
  Natco Group Inc.*                                 234           1,893
  Newpark Resources, Inc.*                        1,647          12,764
  Nuevo Energy Company*                             362           5,394
  Oceaneering International, Inc.*                  550          15,950
                                                 SHARES           VALUE

                                                     ------------------
ENERGY - 3.11% (CONTINUED)
  Oil States International, Inc.*                   252  $        2,722
  OSCA Inc.*                                        169           4,708
  Parker Drilling Co.*                            2,169           9,609
  Patina Oil & Gas Corporation                      439          13,837
  Penn Virginia Corp.                               198           7,950
  Petroquest Energy Inc.*                           563           3,226
  Plains Resources Inc.*                            398           9,902
  Prima Energy Corp.*                               245           6,101
  Pure Resources Inc.*                              338           7,632
  PYR Energy Corporation*                           364             699
  Quicksilver Resources Inc.*                       203           4,669
  Range Resources Corporation*                    1,200           6,228
  Remington Oil and Gas Corporation*                400           8,064
  RPC, Inc.                                         269           4,008
  SEACOR SMIT Inc.*                                 428          20,972
  Seitel, Inc.*                                     502           4,593
  Southwestern Energy Co.*                          634           7,976
  Spinnaker Exploration Company*                    482          20,075
  St. Mary Land & Exploration Company               709          15,392
  Stone Energy Corp.*                               539          20,886
  Superior Energy Services, Inc.*                 1,091          10,975
  Swift Energy Co.*                                 580          11,426
  Syntroleum Corporation*                           541           3,219
  Tesoro Petroleum Corporation*                     668           9,385
  TETRA Technologies, Inc.*                         299           8,686
  Tom Brown Inc.*                                   836          22,823
  TransMontaigne Inc.*                              393           2,044
  Unit Corporation*                                 905          16,552
  Universal Compression Holdings Inc.*              255           6,732
  Veritas DGC Inc.*                                 801          13,545
  Vintage Petroleum, Inc.                         1,227          18,037
  Western Gas Resources, Inc.                       507          18,870
  Westport Resources Corp.*                         756          14,855
  W-H Energy Services, Inc.*                        461           9,958
                                                         --------------
                                                                678,687
                                                         --------------
FINANCIAL - 19.07%
  1st Source Corporation                            326           7,720
  Acadia Realty Trust                               473           3,287
  ADVANTA Corporation                               561           7,158
  Affiliated Managers Group Inc.*                   556          39,937
  Alabama National BanCorporation                   228           8,402
  Alexander's, Inc.*                                 43           2,599
  Alexandria Real Estate Equities Inc.              372          16,591
  Alfa Corporation                                  985          27,482
  AMCORE Financial, Inc.                            650          15,282
  American Captial Strategies Ltd.                  632          19,567
  American Financial Holdings Inc.                  691          18,388
  American Physicians Capital, Inc.*                293           5,714
  AmerUS Group Company                              756          29,068
  Amli Residential Properties Trust                 334           8,423
  Anchor BanCorp Wisconsin Inc.                     492           9,855
  Annaly Mortgage Management, Inc.                1,724          29,274
  Anthracite Capital Inc.                           796           9,154
  Arden Group, Inc.*                                 37           2,479
  Argonaut Group, Inc.                              548          11,585
  Arrow Financial Corporation                       159           4,578
  Associated Estates Realty Corporation             406           4,153
  Avatar Holdings Inc.*                             124           3,348
  Baldwin & Lyons, Inc.                             161           4,030
  BancFirst Corp.                                   103           4,028
  BancorpSouth, Inc.                              2,104          41,491

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

  SUMMIT MUTUAL FUNDS, INC. - APEX SERIES
   SCHEDULE OF INVESTMENTS                  RUSSELL 2000 SMALL CAP INDEX FUND
--------------------------------------------------------------------------------

                                                 SHARES           VALUE

                                                     ------------------
FINANCIAL - 19.07% (CONTINUED)
  Bank Mutual Corporation                           281  $        4,777
  Bank of Granite Corporation                       280           6,440
  BankAtlantic Bancorp                              534           6,942
  BankUnited Financial Corporation*                 357           5,348
  Banner Corp.                                      267           5,858
  Bay View Capital Corporation*                   1,426           9,754
  BB&T Corporation                                    1              38
  Bedford Property Investors, Inc.                  390           9,984
  Berkley (W. R.) Corp.                             477          27,418
  BKF Capital Group Inc.*                           144           4,298
  BOK Financial Corp.*                              292           9,899
  Boston Private Financial Holdings Inc.            295           7,891
  Boykin Lodging Co.                                432           4,018
  Brandywine Realty Trust                           641          15,320
  BRE Properties, Inc.                            1,168          37,972
  Brookline Bancorp Inc.                            303           5,169
  Brown & Brown, Inc.                             1,014          31,840
  BSB Bancorp, Inc.                                 224           6,686
  Burnham Pacific Properties, Inc.*                 582             984
  Camden Property Trust                             898          35,130
  Capital Automotive REIT                           390           8,970
  Capital City Bank Group Inc.                      169           4,563
  Capitol Federal Financial                         712          16,155
  Capstead Mortgage Corporation                     219           4,238
  Cathay Bancorp, Inc.                              197          14,204
  CBL & Associates Properties, Inc.                 513          18,135
  CCBT Financial Companies, Inc.                    217           5,816
  Centennial Bancorp                                553           4,413
  Centerpoint Properties Trust                      518          27,998
  Central Coast Bancorp*                            185           3,661
  CFS Bancorp Inc.                                  405           5,528
  Charter Municipal Mortgage Acceptance
     Company                                        771          12,166
  Chateau Communities, Inc.                         511          14,681
  Chelsea Property Group Inc.                       339          18,320
  Chemical Financial Corporation                    567          16,993
  Chittenden Corp.                                  760          22,154
  Citizens Banking Corp.                          1,171          38,022
  Citizens, Inc.*                                   490           5,268
  City Bank                                         235           5,816
  City Holding Company*                             425           6,524
  CNA Surety Corporation                            385           5,794
  Coastal Bancorp, Inc.                             105           3,633
  CoBiz, Inc.                                       175           2,809
  Colonial BancGroup, Inc. (The)                  2,787          41,582
  Colonial Properties Trust                         368          12,678
  Columbia Banking System, Inc.*                    330           4,389
  Commerce Group Inc                                629          24,342
  Commercial Federal Corporation                  1,293          34,782
  Commercial Net Lease Realty, Inc                  768          10,721
  Commonwealth Bancorp, Inc.                        218           5,409
  Community Bank System, Inc.                       179           5,397
  Community Banks, Inc.                             175           4,835
  Community First Bankshares, Inc.                  931          24,076
  Community Trust Bancorp Inc.                      260           6,664
  CompuCredit Corporation*                          282           1,613
  Connecticut Bancshares, Inc.                      283           7,780
  Cornerstone Realty Income Trust, Inc.           1,194          13,313
  Corporate Office Properties Trust Inc.            222           2,908
  Corrections Corporation of America*               628           8,164
  CORUS Bankshares, Inc.                            228          10,837
  Cousins Properties Inc.                           895          23,315
                                                 SHARES           VALUE

                                                     ------------------
FINANCIAL - 19.07% (CONTINUED)
  CPB Inc.                                          183  $        6,286
  Crawford & Company                                872          11,816
  Credit Acceptance Corporation*                    326           3,521
  Crown American Realty Trust                       532           5,182
  CVB Financial Corp.                               653          13,164
  Delphi Financial Group, Inc.                      327          12,822
  Developers Diversified Realty Corp.             1,302          27,342
  Dime Community Bancorp, Inc.                      349          10,749
  Doral Financial Corporation                       838          28,450
  Downey Financial Corp.                            499          22,754
  DVI, Inc.*                                        307           5,649
  East West Bancorp Inc.                            581          17,017
  EastGroup Properties Inc.                         400          10,304
  Entertainment Properties Trust                    371           8,385
  Equity Inns, Inc.                                 927           7,416
  Equity One Inc.                                    31             417
  Essex Property Trust, Inc.                        361          18,837
  F N B Corp.                                       944          27,659
  F&M Bancorp                                       278           7,503
  Farmers Capital Bank Corp.                        175           6,169
  FBL Financial Group, Inc.                         293           5,494
  Federal Agricultural Mortgage
     Corporation*                                   203           9,034
  Federal Realty Investment Trust                   897          23,026
  FelCor Lodging Trust, Inc.                        755          16,044
  Fidelity Bankshares, Inc.                         396           7,128
  Financial Federal Corp.*                          265           8,695
  Financial Institutions, Inc.                      208           6,055
  FINOVA Group Inc.*                              1,400             462
  First American Corp.                            1,698          36,133
  First Bancorp                                     165           3,765
  First Banks America, Inc.*                         20             820
  First Busey Corp.                                 224           4,794
  First Charter Corporation                         799          14,917
  First Citizens BancShares, Inc.                   152          15,650
  First Commonwealth Financial
     Corporation                                  1,467          19,423
  First Community Bancshares Inc.                   222           6,740
  First Essex Bancorp, Inc.                         161           4,901
  First Federal Capital Corporation                 382           7,201
  First Financial Bancorp                           925          14,541
  First Financial Bankshares, Inc.                  272           9,033
  First Financial Corp.                             169           7,366
  First Financial Holdings, Inc.                    336           9,099
  First Indiana Corporation                         296           5,757
  First Industrial Realty Trust, Inc.               993          34,010
  First Merchants Corporation                       271           7,103
  First Midwest Bancorp, Inc.                     1,277          37,084
  First Niagara Financial Group Inc.                244           4,255
  First Place Financial Corp.                       387           6,521
  First Republic Bank*                              267           7,583
  First Sentinel Bancorp Inc.                       674           8,802
  FirstBank Puerto Rico                             530          15,317
  FirstFed Financial Corp.*                         435          11,375
  Flagstar Bancorp Inc.                             166           3,864
  Flushing Financial Corp.                          268           4,508
  Forest City Enterprises, Inc.                     618          23,484
  Fremont General Corp.                           1,441           8,790
  Friedman, Billings, Ramsey Group Inc.*            610           4,270
  Frontier Financial Corporation                    439          11,677
  Gabelli Asset Management Inc.*                    132           5,240
  Gables Residential Trust                          586          18,195
  GBC Bancorp                                       200           6,690

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                       SUMMIT MUTUAL FUNDS, INC. - APEX SERIES
   RUSSELL 2000 SMALL CAP INDEX FUND                  SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

                                                 SHARES           VALUE

                                                     ------------------
FINANCIAL - 19.07% (CONTINUED)
  German American Bancorp                           237  $        3,970
  Getty Realty Corporation                          167           3,140
  Glacier Bancorp, Inc.                             341           7,727
  Glenborough Realty Trust Inc.                     489          10,514
  Glimcher Realty Trust                             612          11,353
  Gold Banc Corporation, Inc.                       770           6,930
  Great American Financial Resources
     Inc.                                           148           2,671
  Great Lakes REIT Inc.                             308           5,218
  Great Southern Bancorp, Inc.                      143           4,562
  Greater Bay Bancorp                             1,196          40,808
  Hancock Holding Company                           193          10,364
  Harbor Florida Bancshares Inc.                    558          10,702
  Harleysville Group Inc.                           735          19,419
  Harleysville National Corp.                       460          10,713
  Health Care REIT, Inc.                            727          20,298
  Healthcare Realty Trust Inc.                    1,021          30,998
  HealthExtras Inc.*                                290             789
  Highwoods Properties, Inc.                      1,357          38,118
  Hilb, Rogal & Hamilton Co.                        684          21,341
  Home Properties of New York, Inc.                 444          15,296
  Horace Mann Educators Corporation               1,021          22,983
  HRP Properties Trust                            3,290          29,610
  Hudson River Bancorp, Inc.                        385           9,290
  Hudson United Bancorp                           1,183          37,631
  IBERIABANK Corp.                                  141           4,888
  Independence Community Bank
     Corporation                                  1,496          42,082
  Independent Bank Corp.                            310           8,023
  Independent Bank Corp.                            303           8,714
  Innkeepers USA Trust                              581           6,594
  Insignia Financial Group Inc.*                    478           5,473
  Integra Bank Corp.                                438           8,541
  International Bancshares Corp.                    420          18,535
  Investors Real Estate Trust                       527           5,270
  IRT Property Company                              764           8,824
  Irwin Financial Corp.                             230           4,303
  JDN Realty Corp.                                  828          10,582
  Jefferies Group, Inc.                             559          26,944
  Jones Lang LaSalle Inc.*                          750          16,613
  JP Realty, Inc.                                   278           7,437
  Kansas City Life Insurance Co.                    155           6,014
  Keystone Property Trust Corp.                     171           2,411
  Kilroy Realty Corporation                         616          17,377
  Koger Equity, Inc.                                675          12,062
  Kramont Realty Trust                              472           6,396
  La Quinta Corporation*                          3,238          23,152
  Ladenburg Thalmann Financial*                     129              76
  Lakeland Bancorp Inc.                             290           5,121
  LandAmerica Financial Group, Inc                  453          15,687
  LaSalle Hotel Properties                          307           4,973
  Lexington Corporate Properties Trust              396           6,328
  LNR Property Corporation                          553          19,394
  Local Finance Corporation*                        477           7,508
  Macerich Co. (The)                                784          23,638
  MAF Bancorp, Inc.                                 464          16,356
  Main Street Banks Inc.                            241           4,519
  Manufactured Home Communities, Inc.               352          11,616
  MB Financial, Inc.*                               141           4,223
  Medallion Financial Corp.                         277           2,152
  Medford Bancorp Inc.                              165           4,165
  Meemic Holdings Inc.*                              26             738
  MeriStar Hospitality Corporation                  951          17,356
                                                 SHARES           VALUE

                                                     ------------------
FINANCIAL - 19.07% (CONTINUED)
  MicroFinancial Incorporated                       177  $        1,513
  Mid-America Apartment Communities Inc.            355           9,283
  Mid-Atlantic Realty Trust                         322           4,927
  Midland Co.                                        99           4,217
  Mid-State Bancshares                              552           9,765
  Midwest Banc Holdings, Inc.                       146           3,234
  Mission West Properties, Inc.                     385           5,044
  Mississippi Valley Bancshares, Inc.               146           5,869
  National Golf Properties, Inc.                    250           1,850
  National Health Investors, Inc.                   523           7,636
  National Penn Bancshares, Inc.                    451          11,081
  National Western Life Insurance Co.*               54           6,170
  Nationwide Health Properties Inc.               1,164          23,455
  NBC Capital Corporation                           133           3,985
  NBT Bancorp Inc.                                  599           8,829
  New Century Financial Corporation                 220           4,994
  New York Community Bancorp Inc.                 2,101          58,093
  Northwest Bancorp Inc.                            306           3,626
  NYMAGIC, INC.                                      83           1,576
  OceanFirst Financial Corporation                  200           5,976
  Ocwen Financial Corporation*                      923           6,083
  Ohio Casualty Corporation*                      1,408          26,668
  Old Second Bancorp Inc                            146           5,866
  Omega Financial Corp.                             208           6,768
  Oriental Financial Group Inc.                     304           6,436
  Pacific Capital Bancorp                           670          20,670
  Pacific Northwest Bancorp                         346           9,100
  Pan Pacific Retail Properties Inc.                589          18,006
  Park National Corp.                               294          29,033
  Parkway Properties, Inc.                          210           7,665
  PennFed Financial Services, Inc.                  149           4,060
  Pennsylvania Real Estate Investment
     Trust                                          287           7,319
  Peoples Holding Co. (The)                         152           5,806
  PFF Bancorp, Inc.                                 290           9,048
  Philadelphia Consolidated Holding
     Corp.*                                         187           7,443
  PICO Holdings, Inc.*                              269           4,008
  Pinnacle Holdings Inc.*                         1,065              85
  PMA Capital Corporation                           416           9,543
  Port Financial Corp.                              170           5,362
  Post Properties, Inc.                             977          32,827
  Prentiss Properties Trust                         775          22,878
  Presidential Life Corporation                     545          12,399
  Prime Group Realty Trust                          146           1,118
  ProAssurance Corp.*                               493           8,899
  Prosperity Bancshares, Inc.                       138           4,492
  Provident Bancorp, Inc.                            79           2,094
  Provident Bankshares Corporation                  615          14,760
  PS Business Parks Inc.                            283           9,834
  Quaker City Bancorp, Inc.*                         95           3,010
  R&G Financial Corporation                         239           4,763
  Raymond James Financial, Inc.                     948          32,450
  Realty Income Corp.                               742          24,634
  Reckson Associates Realty Corporation             845          20,838
  Redwood Trust, Inc.                               128           3,485
  Regency Centers Corporation                       583          16,919
  Republic Bancorp Inc.                             176           1,857
  Republic Bancorp Inc.                           1,226          17,164
  Republic Bancshares, Inc.*                        112           1,917
  RFS Hotel Investors Inc.                          627           9,217
  Riggs National Corp.                              320           4,912
  RLI Corp.                                         166           8,582

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

  SUMMIT MUTUAL FUNDS, INC. - APEX SERIES
   SCHEDULE OF INVESTMENTS                  RUSSELL 2000 SMALL CAP INDEX FUND
--------------------------------------------------------------------------------

                                                 SHARES           VALUE

                                                     ------------------
FINANCIAL - 19.07% (CONTINUED)
  Royal Bancshares of
     Pennsylvania, Inc.                              93  $        1,860
  S Y Bancorp Inc.                                  138           5,023
  S&T Bancorp, Inc.                                 594          15,117
  Sandy Spring Bancorp Inc.                         361          11,714
  Santander Bancorp                                 200           3,946
  Saul Centers, Inc.                                261           5,794
  SCPIE Holdings Inc.                               222           3,770
  Seacoast Banking Corp. of Florida                  92           4,352
  Seacoast Financial Services
     Corporation                                    626          12,326
  Second Bancorp Inc.                               219           5,311
  Selective Insurance Group, Inc.                   639          17,061
  Senior Housing Properties Trust                   327           4,709
  Shurgard Storage Centers, Inc.                    753          25,527
  Silicon Valley Bancshares*                      1,121          33,910
  Simmons First National Corp.                      183           5,957
  SL Green Realty Corporation                       542          18,211
  SoundView Technology Group, Inc.*               1,322           2,988
  South Financial Group Inc.                      1,072          21,815
  Southwest Bancorporation of
     Texas, Inc.*                                   650          21,671
  Sovran Self Storage, Inc.                         307           9,649
  St. Francis Capital Corporation                   189           4,481
  StanCorp Financial Group Inc.                     784          43,120
  State Auto Financial Corp.                        312           4,540
  Staten Island Bancorp Inc.                      1,528          30,071
  Sterling Bancorp                                  218           6,954
  Sterling Bancshares, Inc.                         828          11,054
  Sterling Financial Corp.                          283           6,696
  Stewart Information Services Corp.*               266           5,320
  Storage USA, Inc.                                 387          16,482
  Student Loan Corp.                                101           9,252
  Suffolk Bancorp                                   298           8,508
  Summit Properties Inc.                            629          15,411
  Sun Communities, Inc.                             376          14,777
  Susquehanna Bancshares, Inc.                      988          24,186
  SWS Group, Inc.                                   343           6,946
  Tanger Factory Outlet Centers, Inc.               131           3,508
  Taubman Centers, Inc.                             725          10,919
  Texas Regional Bancshares, Inc.                   345          15,063
  The Mills Corporation                             390          10,904
  Thornburg Mortgage Asset Corporation              547          10,962
  Tompkins Trustco Inc.                             165           6,963
  Town & Country Trust (The)                        356           7,871
  Trammell Crow Company*                            576           8,352
  Triad Guaranty Inc.*                              170           7,390
  Troy Financial Corporation                        110           2,926
  Trust Company of New Jersey                       497          11,754
  TrustCo Bank Corp N Y                           1,796          23,186
  U S B Holding Company Inc.                        304           5,162
  U.S. Restaurant Properties Inc.                   450           6,188
  UCBH Holdings, Inc.                               475          17,091
  UICI*                                             964          18,268
  UMB Financial Corp.                               432          18,524
  Umpqua Holdings Corporation                       363           5,430
  United Bankshares, Inc.                         1,046          30,888
  United Community Financial Corp.                  830           6,142
  United Dominion Realty Trust, Inc.              2,551          40,408
  United Fire & Casualty Co.                        159           5,239
  United National Bancorp                           379           8,793
  Universal American Financial Corp.*             1,008           6,935
  Universal Health Realty Income Trust              226           5,429
  Unizan Financial Corp.                            522           9,897
                                                 SHARES           VALUE

                                                     ------------------
FINANCIAL - 19.07% (CONTINUED)
  Vencor, Inc.                                    1,521  $       19,241
  Vesta Insurance Group, Inc.                       615           3,690
  W Holding Company, Inc.                           686          12,108
  Washington Real Estate Investment
     Trust                                          907          26,076
  Washington Trust Bancorp Inc.                     303           5,884
  Waypoint Financial Corp.                          879          14,539
  Weingarten Realty Investors                       709          36,440
  Wesbanco, Inc.                                    458          10,944
  West Coast Bancorp                                410           6,193
  Westamerica Bancorporation                        851          36,377
  Westcorp Inc.                                     242           5,288
  WFS Financial Inc.*                               219           5,455
  Whitney Holding Corporation                       662          33,004
  Winston Hotels, Inc.                              354           3,328
  WIntrust Financial Corporation                    256           5,880
  World Acceptance Corporation*                     299           2,099
  WSFS Financial Corporation                        213           3,860
  Zenith National Insurance Corporation             207           6,044
                                                         --------------
                                                              4,161,135
                                                         --------------
INDUSTRIAL - 14.49%
  AAR Corporation                                   605           6,516
  ACT Manufacturing, Inc.*                          256              54
  Active Power Inc.*                                787           4,132
  Acuity Brands, Inc.                             1,000          16,530
  Advanced Energy Industries, Inc.*                 465          16,721
  AEP Industries Inc.*                               40           1,376
  AGCO Corporation*                               1,648          37,607
  Airborne Inc.                                   1,211          21,180
  Albany International Corporation                  390          11,817
  Alexander & Baldwin, Inc.                       1,020          28,162
  Alliant Techsystems Inc.*                         529          53,953
  AMERCO*                                           328           5,710
  American Superconductor Corporation*              509           3,843
  Ameron International Corporation                   91           6,529
  AMETEK, Inc.                                      830          30,884
  Analogic Corporation                              165           6,862
  Apogee Enterprises, Inc.                          710           8,662
  Applied Industrial Technologies Inc.              439           8,451
  AptarGroup, Inc.                                  814          28,531
  Arkansas Best Corporation*                        433          12,033
  Armor Holdings Inc.*                              408          11,057
  Armstrong Holdings, Inc.*                         969           3,023
  Artesyn Technologies Inc.*                        855           7,960
  Astec Industries, Inc.*                           382           6,712
  Atlas Air Worldwide Holdings, Inc.*               414           5,452
  Baldor Electric Co.                               593          13,402
  Ball Corporation                                1,388          65,541
  Barnes Group Inc.                                 412          10,094
  BE Aerospace, Inc.*                               670           6,653
  Beacon Power Corp.*                               764             390
  BEI Technologies Inc.                             270           5,090
  Bel Fuse Inc.                                     216           5,283
  Belden Inc.                                       618          14,727
  Benchmark Electronics, Inc.*                      494          13,832
  BMC Industries, Inc.                              691           1,140
  Brady Corp.                                       449          16,299
  Briggs & Stratton Corp.                           544          25,024
  Brooks Automation, Inc.*                          438          19,903
  Butler Manufacturing Co.                          128           3,437
  C&D Technologies Inc.                             658          13,831
  Calgon Carbon Corporation                         836           7,006

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                       SUMMIT MUTUAL FUNDS, INC. - APEX SERIES
   RUSSELL 2000 SMALL CAP INDEX FUND                  SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

                                                 SHARES           VALUE

                                                     ------------------
INDUSTRIAL - 14.49% (CONTINUED)
  Carlisle Companies, Inc.                          762  $       33,315
  Castella Waste Systems Inc.*                      446           5,316
  Castle (A.M.) & Co.                               164           1,778
  Catalytica Energy Systems Inc.*                   324           1,092
  Centex Construction Products Inc.                 164           6,524
  Checkpoint Systems, Inc.*                         717          11,436
  Chesapeake Corporation                            381          10,344
  CIRCOR International Inc.                         216           4,482
  CLARCOR Inc.                                      555          17,760
  Cognex Corporation*                               801          23,277
  Coherent, Inc.*                                   697          23,628
  Commercial Metals Company                         288          12,096
  Concord Camera Corp.*                             598           5,388
  Consolidated Freightways Corporation*             421           2,206
  CoorsTek Inc.*                                    208           7,991
  Covenant Transport, Inc.*                         179           2,624
  Crown Cork & Seal Co., Inc.*                    2,999          26,841
  CTS Corp.                                         700          11,375
  Cubic Corporation                                 129           8,433
  CUNO Inc.*                                        381          14,143
  Curtiss-Wright Corp.                              142           9,443
  Cymer, Inc*                                       768          38,139
  Daktronics, Inc.*                                 344           2,749
  DDi Corporation*                                1,043           8,897
  Dionex Corp.*                                     493          11,995
  Donaldson Company, Inc.                           986          39,647
  DRS Technologies, Inc.*                           301          12,488
  DSP Group, Inc.*                                  594          12,159
  Duraswitch Industries Inc.*                       115             845
  Dycom Industries, Inc.*                         1,070          15,997
  EarthShell Corporation*                         1,127           1,645
  EDO Corporation                                   209           5,645
  EGL Inc.*                                         861          13,647
  Elcor Corp.                                       484          10,745
  Electro Scientific Industries, Inc.*              680          24,922
  EMCOR Group, Inc.*                                192          11,136
  Encore Wire Corporation*                          330           5,465
  Energy Conversion Devices, Inc.*                  321           6,661
  Engineered Support Systems, Inc.                  166           7,678
  ESCO Technologies Inc.*                           271          10,526
  Esterline Technologies Corporation*               520          10,608
  Excel Technology, Inc.*                           213           4,677
  Fairchild Corp. (The)*                            320             806
  Federal Signal Corporation                      1,146          27,183
  FEI Company*                                      378          13,438
  Fisher Scientific International Inc.*           1,357          38,132
  FLIR Systems, Inc.*                               265          12,654
  Florida East Coast Industries, Inc.               572          16,193
  Florida Rock Industries, Inc.                     468          18,645
  Flow International Corporation*                   329           3,218
  Flowserve Corp.*                                  955          30,570
  Foamex International, Inc.*                       412           4,017
  Forward Air Corporation*                          387          12,249
  Franklin Electric Co., Inc.                       216          10,943
  Gardner Denver Inc.*                              367           8,992
  GenCorp Inc.                                      785          12,340
  General Cable Corporation                         823          11,752
  Genlyte Group Inc.*                               299          11,230
  GenTek Inc.                                       103              31
  Gerber Scientific, Inc.*                          467           3,432
  Gorman-Rupp Company                               185           4,949
                                                 SHARES           VALUE

                                                     ------------------
INDUSTRIAL - 14.49% (CONTINUED)
  Graco Inc.                                        775  $       31,659
  Granite Construction Inc.                         786          19,343
  Greif Bros. Corp.                                 325          11,603
  Griffon Corp.*                                    666          11,156
  GulfMark Offshore Inc.*                           115           4,155
  Harsco Corporation                              1,002          39,218
  Heartland Express, Inc.*                          589          11,756
  HEICO Corp.*                                      265           4,093
  Hexcel Corporation*                               575           2,300
  Hunt (J.B.) Transport Services, Inc.*             383          10,889
  Identix Inc.*                                     772           6,848
  IDEX Corp.                                        765          28,305
  II-VI Inc.*                                       262           3,969
  Innovative Solutions and
     Support, Inc.*                                 199           1,962
  Insituform Technologies, Inc.*                    595          15,036
  Intermagnetics General Corporation*               340           9,265
  Interpool, Inc.                                   328           6,134
  Ionics, Inc.*                                     435          13,946
  Itron, Inc.*                                      352          10,472
  Ivex Packaging Corporation*                       399           9,145
  JLG Industries, Inc.                            1,055          15,614
  Kaman Corporation                                 563           9,543
  Kansas City Southern
     Industries, Inc.*                            1,469          23,416
  Kaydon Corporation                                699          18,873
  Keithley Instruments, Inc.                        151           3,317
  Kennametal Inc.                                   771          31,172
  Kirby Corp.*                                      469          14,023
  Knight Transportation, Inc.*                      406           8,583
  Ladish Company Inc.*                              229           2,553
  Lancaster Colony Corporation                      708          26,224
  Landstar System, Inc.*                            215          19,952
  Lawson Products, Inc.                             124           3,574
  LeCroy Corporation*                               178           3,140
  Lennox International Inc.                       1,080          14,278
  Lincoln Electric Holdings Inc.                    793          22,656
  Lindsay Manufacturing Co.                         252           6,136
  Liqui-Box Corporation                              66           4,396
  Littelfuse, Inc.*                                 457          11,320
  LSI Industries Inc.                               355           7,018
  Lydall, Inc.*                                     375           5,318
  MagneTek, Inc.*                                   514           6,014
  Manitowoc Co.                                     611          24,135
  Manufacturers Services Ltd.*                      387           2,036
  Matthews International Corp.                      770          19,327
  Maverick Tube Corp.*                              852          13,905
  Measurement Specialties, Inc.*+                   174           1,209
  Mechanical Technology, Inc.*                      482           1,673
  Medis Technologies Ltd.*                          210           2,581
  Merix Corporation*                                323           6,037
  Mestek, Inc.*                                      67           1,497
  Methode Electronics Inc.                          848          10,558
  Milacron Inc.                                     395           5,763
  Mine Safety Appliances Co.                        217           8,148
  Mohawk Industries*                                310          18,628
  Molecular Devices Corp.*                          386           7,014
  Moog Inc.*                                        312           9,984
  Mueller Industries Inc.*                          738          25,823
  Myers Industries, Inc.                            413           5,989
  NACCO Industries, Inc.                            163          10,805
  Nanophase Technologies Corporation*               292           2,427
  NCI Building Systems Inc.*                        400           9,000

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

  SUMMIT MUTUAL FUNDS, INC. - APEX SERIES
   SCHEDULE OF INVESTMENTS                  RUSSELL 2000 SMALL CAP INDEX FUND
--------------------------------------------------------------------------------

                                                 SHARES           VALUE

                                                     ------------------
INDUSTRIAL - 14.49% (CONTINUED)
  NN, Inc.                                          289  $        3,179
  Nordson Corp.                                     582          17,547
  Nortek, Inc.*                                     212           7,632
  NS Group, Inc.*                                   443           4,036
  Nu Horizons Electronics Corporation*              368           3,625
  Offshore Logistics, Inc.*                         433           9,331
  Oglebay Norton Company                             71             717
  Orbital Sciences Corporation*                     842           4,412
  Osmonics, Inc.*                                   265           3,896
  Overseas Shipholding Group, Inc.                  687          16,694
  Owens-Illinois, Inc.*                           3,653          62,101
  Park Electrochemical Corp.                        417          12,093
  PAXAR Corp.*                                      904          15,232
  Pemstar Inc.*                                     418           4,013
  Penn Engineering and Manufacturing
     Corp.                                          299           5,615
  Perini Corporation*                               282           1,622
  Photon Dynamics, Inc.*                            321          16,336
  Pioneer-Standard Electronics, Inc.                693           9,806
  Planar Systems, Inc.*                             260           6,825
  Polaroid Corp.                                  1,113              97
  Powell Industries, Inc.*                          157           3,487
  Presstek Inc.*                                    771           4,472
  Proton Energy Systems, Inc.*                      834           5,421
  Quanex Corporation                                338          11,999
  Quixote Corp.                                     154           2,872
  RailAmerica, Inc.*                                420           4,418
  Rayovac Corp.*                                    448           6,922
  Recoton Corp.*                                    236           1,057
  Regal-Beloit Corp.                                480          12,264
  Research Frontiers Inc.*                          246           4,349
  Roadway Corporation                               300          11,100
  Robbins & Myers, Inc.                             187           5,114
  Rogers Corporation*                               392          13,018
  ROHN Industries Inc.*                             429             622
  Roper Industries, Inc.                            732          36,410
  Ryder System, Inc.                              1,325          39,141
  SatCon Technology Corporation*                    212             689
  Sauer-Danfoss Inc.                                255           2,629
  SBS Technologies, Inc.*                           358           4,575
  Sequa Corporation*                                 88           4,594
  Silgan Holdings, Inc.*                            244           8,157
  Simpson Manufacturing Co., Inc.*                  186          11,374
  SLI Inc.                                          611           1,558
  Smith (A.O.) Corporation                          249           6,337
  SPS Technologies, Inc.*                           243          10,296
  Standex International Corp.                       273           6,667
  Stericycle, Inc.*                                 337          21,083
  Stewart & Stevenson Services, Inc.                626          12,113
  Stoneridge Inc.*                                  315           3,103
  Sturm, Ruger & Co., Inc.                          494           6,373
  SureBeam Corporation*                             169             936
  Swift Transportation Co., Inc.*                 1,446          31,696
  Technitrol, Inc.                                  761          18,142
  Tecumseh Products Company                         384          20,467
  Teledyne Technologies Inc.*                       797          13,214
  Tennant Co.                                       229           9,600
  Terex Corporation*                                677          15,300
  Tetra Tech, Inc.*                               1,200          17,148
  Texas Industries, Inc.                            523          21,548
  The Pittston Company                            1,304          32,730
  Thermo Fibertek Inc.*                              29             414
                                                 SHARES           VALUE

                                                     ------------------
INDUSTRIAL - 14.49% (CONTINUED)
  Thomas & Betts Corp.                            1,464  $       30,978
  Thomas Industries Inc.                            382          11,174
  Timken Co. (The)                                1,248          28,816
  Titan Corp. (The)*                              1,197          24,718
  TRC Companies, Inc.*                              196           4,812
  Tredegar Industries, Inc.                         398           7,443
  Trex Company Inc.*                                156           3,691
  Trimble Navigation Ltd.*                          611          10,161
  Trinity Industries, Inc.                          928          22,560
  Triumph Group, Inc.*                              471          18,463
  TTM Technologies Inc.*                            285           2,824
  U S Industries, Inc.*                           1,870           7,106
  U S Concrete Inc.*                                422           2,764
  UCAR International Inc.*                        1,143          16,231
  United Industrial Corp.                           316           7,031
  Universal Display Corporation*                    372           3,571
  Universal Forest Products, Inc.                   297           7,095
  UNOVA Inc.*                                     1,111           8,844
  URS Corp.*                                        315           9,986
  USFreightways Corp.                               661          23,426
  USG Corp.*                                        929           6,503
  Valence Technology, Inc.*                         732           2,233
  Valmont Industries, Inc.                          347           6,211
  Varian Inc.*                                      779          29,555
  ViaSystems Group Inc.*                          1,371             411
  Vicor Corp.*                                      570           9,633
  Wabtec Corp.                                      731          10,958
  Waste Connections Inc.*                           681          22,820
  Watts Industries, Inc.                            386           6,485
  Werner Enterprises, Inc.                          938          19,651
  Wilson Greatbatch Technologies Inc.*              194           4,988
  Wolverine Tube Inc.*                              196           1,705
  Woodhead Industries, Inc.                         265           4,717
  Woodward Governor Company                         223          15,342
  Worthington Industries, Inc.                    1,698          26,080
  X-Rite, Incorporated                              427           3,416
  Yellow Corporation*                               608          16,043
  York International Corporation                    967          34,713
  Zebra Technologies Corporation*                   667          36,076
  Zygo Corporation*                                 372           6,034
                                                         --------------
                                                              3,160,345
                                                         --------------
TECHNOLOGY - 10.18%
  3D Systems Corporation*                           202           3,210
  3DO Co. (The)*                                    829             846
  Acclaim Entertainment, Inc.*                    1,076           4,885
  Actel Corporation*                                563          11,660
  Activision, Inc.*                                 652          19,449
  Actuate Corporation*                            1,045           7,545
  ADE Corporation*                                  229           3,497
  Advanced Digital Information
     Corporation*                                 1,309          17,030
  Alliance Semiconductor Corporation*               658           7,580
  Allscripts Healthcare
     Solutions, Inc.*                               783           4,933
  Alpha Industries, Inc.*                         1,093          16,668
  American Management Systems, Inc.*              1,048          19,578
  ANADIGICS, Inc.*                                  758           9,354
  Ansoft Corporation*                               153           2,808
  ANSYS, Inc.*                                      360           9,756
  AremisSOFT Corporation*                           440             220
  Artisan Components Inc.*                          320           5,312
  Ascential Software Corp*                        7,269          27,986
  Aspen Technology, Inc.*                           770          17,633

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                       SUMMIT MUTUAL FUNDS, INC. - APEX SERIES
   RUSSELL 2000 SMALL CAP INDEX FUND                  SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

                                                 SHARES           VALUE

                                                     ------------------
TECHNOLOGY - 10.18% (CONTINUED)
  AstroPower Inc.*                                  303  $       12,653
  Asyst Technologies, Inc.*                         818          14,888
  ATMI Inc.*                                        685          21,543
  August Technology Corporation*                    136           1,984
  Avant! Corp.*                                     943          18,888
  Avid Technology, Inc.*                            573           7,970
  AXT Inc.*                                         483           5,168
  BARRA, Inc.*                                      291          17,626
  Borland Software Corp.*                         1,232          16,028
  Brio Technology Inc.*                             470           1,288
  BSQUARE Corporation*                              373           1,365
  CACI International Inc.*                          462          16,221
  Caliper Technologies Corporation*                 534           6,926
  Caminus Corporation*                              232           5,220
  Carreker Corporation*                             430           3,750
  Catapult Communications Corporation*              119           3,004
  CCC Information Services Group Inc.*              254           2,311
  Celeritek, Inc.*                                  300           3,090
  ChipPAC Inc.*                                     816           8,013
  CIBER, Inc.*                                    1,206          11,035
  Cognizant Technology Solutions
     Corporation*                                   189           7,957
  Cohu, Inc.                                        513          14,615
  Concurrent Computer Corporation*                1,386          11,518
  Constellation 3D Inc.*                            353             113
  Convera Corp.*                                    514           1,804
  Covansys Corporation*                             453           3,398
  Credence Systems Corporation*                   1,441          31,644
  Datastream Systems, Inc.*                         406           3,654
  Dendrite International, Inc.*                     739           7,907
  Digimarc Corporation*                             249           4,873
  Documentum, Inc.*                                 948          24,127
  DuPont Photomasks, Inc.*                          122           6,344
  Echelon Corporation*                              586          10,548
  Eclipsys Corporation*                           1,091          17,903
  eFunds Corp.*                                   1,150          18,458
  Elantec Semiconductor, Inc.*                      566          24,208
  Electroglas, Inc.*                                529           8,940
  Electronics for Imaging, Inc.*                  1,343          24,577
  Embarcadero Technologies Inc.*                    226           3,087
  EMCORE Corporation*                               550           5,286
  Entegris Inc.*                                    991          16,005
  EPIQ Systems Inc.*                                219           3,489
  ESS Technology, Inc.*                             752          15,596
  Exar Corp.*                                       952          19,554
  EXE Technologies Inc.*                            778           1,673
  FactSet Research Systems Inc.                     513          20,700
  Fair, Isaac and Co., Inc.                         445          28,209
  FalconStore Software, Inc.*                     1,128           7,152
  FileNet Corp.*                                    890          15,210
  FSI International, Inc.*                          646           7,242
  Global Imaging Systems Inc.*                      171           3,146
  Global Payments Inc                               877          32,142
  GlobespanVirata, Inc*                           2,633          39,284
  Handspring, Inc.*                                 490           2,283
  Helix Technology Corp.                            567          14,356
  Hi/fn Inc.*                                       199           2,348
  HNC Software Inc.*                                872          14,650
  Hutchinson Technology Inc.*                       630          13,589
  Hyperion Solutions Corporation*                   812          21,932
  IDX Systems Corp.*                                419           7,358
  IKON Office Solutions Inc.                      3,561          41,735
                                                 SHARES           VALUE

                                                     ------------------
TECHNOLOGY - 10.18% (CONTINUED)
  Imation Corporation*                              839  $       22,259
  Indus International, Inc.*                        773           4,035
  InFocus Corporation*                              977          17,791
  Infogrames Inc.*                                  369           2,284
  Information Resources, Inc.*                      683           6,277
  infoUSA Inc.*                                     682           5,204
  Integral Systems, Inc.*                           238           4,820
  Integrated Circuit Systems, Inc.*                 692          14,117
  Integrated Silicon Solution, Inc.*                663           8,526
  InteliData Technologies Corporation*            1,149           1,735
  Interactive Intelligence Inc.*                    137             751
  Intergraph Corp.*                               1,250          22,013
  Inter-Tel, Inc.                                   467           8,625
  InterTrust Technologies Corporation*            1,891           2,383
  InterVoice-Brite Inc.*                            752           4,813
  Iomega Corporation*                             1,372          12,156
  IXYS Corporation*                                 250           2,923
  J. D. Edwards & Company*                        2,476          44,667
  JDA Software Group, Inc.*                         504          16,068
  Keane, Inc.*                                    1,342          22,881
  Kopin Corporation*                              1,635          14,895
  Kronos Inc.*                                      472          22,175
  Kulicke & Soffa Industries, Inc.*               1,232          25,638
  Legato Systems, Inc.*                           2,237          20,155
  Lexar Media Inc.*                                 830           2,241
  LTX Corp.*                                      1,205          32,764
  Manhattan Associates Inc.*                        358          13,640
  MapInfo Corporation*                              330           3,300
  Mattson Technology, Inc.*                         785           5,495
  Maxwell Technologies, Inc.*                       252           2,344
  MCSi Inc.*                                        277           3,299
  MEMC Electronic Materials, Inc.*                1,036           6,112
  Mercury Computer Systems, Inc.*                   464          14,829
  MetaSolv, Inc.*                                   657           4,947
  MICROS Systems, Inc.*                             438          11,147
  Microsemi Corporation*                            704          11,489
  MicroStrategy Incorporated*                       722           2,202
  Microtune Inc.*                                   573           8,234
  Midway Games, Inc.*                               685           9,220
  MIPS Technologies, Inc.*                          977           7,191
  MKS Instruments Inc.*                             516          17,668
  Moldflow Corporation*                             108           1,458
  MRO Software Inc.*                                390           4,852
  MSC.Software Corp.*                               359           8,257
  MTS Systems Corporation                           518           5,672
  Nanometrics Incorporated*                         183           3,375
  NDCHealth Corporation                             800          29,112
  NetIQ Corporation*                              1,001          21,832
  NetScout Systems Inc.*                            430           3,079
  Novadigm, Inc.*                                   340           2,638
  Novell, Inc.*                                   8,892          34,590
  Nuance Communications*                            666           4,549
  Numerical Technologies, Inc.*                     467           6,309
  NYFIX Inc.*                                       548           8,198
  Oak Technology, Inc.*                           1,177          17,514
  ON Semiconductor Corp.*                           834           3,503
  Onyx Software Corporation*                        824           4,112
  OPNET Technologies, Inc.*                         206           1,963
  OTG Software Inc.*                                368           3,176
  Packeteer Inc.*                                   557           4,122
  PEC Solutions Inc.*                                34             836

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

  SUMMIT MUTUAL FUNDS, INC. - APEX SERIES
   SCHEDULE OF INVESTMENTS                  RUSSELL 2000 SMALL CAP INDEX FUND
--------------------------------------------------------------------------------

                                                 SHARES           VALUE

                                                     ------------------
TECHNOLOGY - 10.18% (CONTINUED)
  Pericom Semiconductor Corporation*                536  $        7,579
  Perot Systems Corporation*                      1,527          30,464
  Per-Se Technologies Inc.*                         753           9,096
  Phoenix Technologies Ltd.*                        582           7,944
  Photronics, Inc.*                                 653          22,026
  Pinnacle Systems, Inc.*                         1,288          10,265
  Pixelworks Inc.*                                  547           7,045
  Plato Learning, Inc.*                             330           5,838
  PLX Technology Inc.*                              429           5,234
  Pomeroy Computer Resources, Inc.*                 250           3,795
  Power Integrations Inc.*                          654          12,459
  PRI Automation, Inc.*                             587          13,682
  ProBusiness Services Inc.*                        437           9,426
  Progress Software Corp.*                          731          13,260
  Pumatech, Inc.*                                   937           1,246
  Radiant Systems, Inc.*                            379           3,430
  RadiSys Corp.*                                    396           7,132
  Rainbow Technologies, Inc.*                       582           5,855
  Rambus Inc.*                                    2,072          16,141
  Read-Rite Corp.*                                2,997           9,201
  Red Hat, Inc.*                                    675           3,854
  Renaissance Learning Inc.*                        195           6,377
  Richardson Electronics, Ltd.                      114           1,384
  Roxio, Inc.*                                      415           9,416
  Rudolph Technologies Inc.*                        240          10,358
  Sanchez Computer Associates Inc.*                 331           2,234
  Schawk, Inc.                                      226           2,213
  SCM Microsystems Inc.*                            385           4,501
  SeaChange International Inc.*                     432           6,562
  Semitool, Inc.*                                   387           5,035
  SERENA Software, Inc.*                            391           7,625
  SignalSoft Corporation*                           445             770
  Silicon Graphics, Inc.*                         4,921          20,914
  Silicon Image Inc.*                             1,208          10,316
  Silicon Laboratories Inc.*                        218           7,702
  Silicon Storage Technology, Inc.*               1,923          20,288
  Siliconix incorporated*                           147           4,410
  Simplex Solutions, Inc.*                          101           1,003
  Sipex Corp.*                                      567           6,294
  SONICblue Inc.*                                 2,028           5,111
  SpeechWorks International Inc.*                   607           4,759
  SPSS Inc.*                                        246           4,315
  Standard Microsystems Corporation*                367           8,441
  StarBase Corporation*                           1,747             472
  Supertex, Inc.*                                   198           4,209
  Sykes Enterprises, Inc.*                          568           5,504
  Synplicity Inc.*                                  260           2,028
  Syntel Corp.*                                     127           1,786
  Systems & Computer Technology Corp.*              777          10,249
  Take-Two Interactive Software, Inc.*              832          16,723
  TALX Corp.                                        218           3,488
  The InterCept Group Inc.*                         274           9,933
  Therma-Wave Inc.*                                 401           5,790
  T-HQ Inc.*                                        536          26,318
  Three-Five Systems, Inc.*                         537           7,958
  TradeStation Group Inc.*                          511             562
  Transaction Systems Architects, Inc.*             895          10,203
  TranSwitch Corporation*                         2,136           6,963
  Trikon Technologies Inc.*                         254           3,729
  Tripath Technology, Inc.*                         390             655
                                                 SHARES           VALUE

                                                     ------------------
TECHNOLOGY - 10.18% (CONTINUED)
  TriQuint Semiconductor Inc.*                    2,991  $       35,922
  Ulticom Inc.*                                     232           1,772
  Ultratech Stepper, Inc.*                          499          10,379
  VA Linux Systems Inc.*                            778           1,323
  Varian Semiconductor Equipment
     Associates Inc.*                               815          36,675
  Vastera Inc.*                                     457           6,777
  Veeco Instruments Inc.*                           623          21,802
  Vialta Inc.*                                      889             969
  Viewpoint Corp.*                                  960           5,798
  Virage Logic Corporation*                         216           3,290
  Wave Systems Corp.*                             1,260           3,074
  Western Digital Corp.*                          4,463          27,802
  Witness Systems Inc.*                             292           4,108
  Xanser Corporation*                               706           1,892
  Xicor, Inc.*                                      542           5,761
  Xybernaut Corporation*                          1,119           1,790
  Zoran Corporation*                                440          19,218
                                                         --------------
                                                              2,219,917
                                                         --------------
UTILITIES - 3.47%
  AGL Resources Inc.                              1,370          32,195
  American States Water Company                     254           8,954
  Atmos Energy Corp.                              1,019          24,048
  Avista Corporation                              1,191          18,496
  California Water Service Group                    354           9,062
  Cascade Natural Gas Corporation                   278           5,899
  Central Vermont Public Service Corp.              291           5,197
  CH Energy Group Inc.                              425          20,166
  Cleco Corporation                               1,047          25,023
  Connecticut Water Service, Inc.                   192           5,259
  DQE, Inc.                                       1,407          29,983
  El Paso Electric Company*                       1,294          20,251
  Empire District Electric Co.                      444           9,497
  Energen Corp.                                     695          18,383
  Hawaiian Electric Industries, Inc.                840          36,968
  Madison Gas & Electric Co.                        399          11,340
  Middlesex Water Company                           190           4,423
  New Jersey Resources Corp.                        672          20,321
  NewPower Holdings Inc.*                         1,120             414
  Northwest Natural Gas Company                     631          17,674
  Northwestern Corporation                          596          13,112
  NUI Corporation                                   346           8,608
  ONEOK, Inc.                                     1,336          27,856
  Otter Tail Power Company                          612          18,898
  Peoples Energy Corp.                              891          35,088
  Philadelphia Suburban Corp.                     1,415          33,253
  Piedmont Natural Gas Co., Inc.                    761          27,092
  PNM Resources, Inc.                               985          30,200
  RGS Energy Group Inc.                             869          34,108
  SEMCO Energy, Inc.                                455           4,369
  Sierra Pacific Resources                        1,976          29,818
  SJW Corp.                                          50           4,061
  South Jersey Industries, Inc.                     294           9,276
  Southern Union Co.*                               850          15,572
  Southwest Gas Corp.                               728          18,200
  The Laclede Group, Inc.                           475          11,068
  UGI Corp.                                         683          21,405
  UIL Holding Corporation                           312          18,127
  Unisource Energy Corporation                      757          15,488
  WGL Holdings Inc.                               1,171          31,453

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                       SUMMIT MUTUAL FUNDS, INC. - APEX SERIES
   RUSSELL 2000 SMALL CAP INDEX FUND                  SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

                                                 SHARES           VALUE

                                                     ------------------
UTILITIES - 3.47% (CONTINUED)
  WPS Resources Corporation                         667  $       26,304
                                                         --------------
                                                                756,909
                                                         --------------
    Total Common Stocks
       (cost $20,813,417)                                    20,416,624
                                                         --------------
UNIT INVESTMENT TRUST - 2.96%
  iShares Russell 2000 Index Fund*                6,455         646,146
                                                         --------------
    Total Unit Investment Trust
       (cost $575,616)                                          646,146
                                                         --------------

                                              PRINCIPAL           VALUE

                                                     ------------------
SHORT-TERM INVESTMENTS(3) - 10.31%
VARIABLE RATE DEMAND NOTES(1) - 9.17%
  American Family (1.502% due 12/31/31)   $     685,611  $      685,611
  Firstar Bank (1.658% due 12/31/31)            910,344         910,344
                                              PRINCIPAL           VALUE

                                                     ------------------
VARIABLE RATE DEMAND NOTES(1) - 9.17%
(CONTINUED)

  Wisconsin Corp. Central Credit Union
     (1.578% due 12/31/31)                $     200,869  $      200,869
  Wisconsin Electric (1.502% due
     12/31/31)                                  202,655         202,655
                                                         --------------
                                                              1,999,479
                                                         --------------
U.S. TREASURY BILL - 1.14%
  (1.800% due 06/20/02)                         249,006         249,006
                                                         --------------
    Total Short-Term Investments
       (cost $2,248,485)                                      2,248,485
                                                         --------------
TOTAL INVESTMENTS - 106.85%
   (cost $23,637,518)(2)                                     23,311,255
                                                         --------------
OTHER ASSETS AND LIABILITIES - (6.85%)                       (1,494,875)
                                                         --------------
TOTAL NET ASSETS - 100.00%                               $   21,816,380
                                                         ==============

-------------

*    Non-income producing
+    Illiquid
(1) Interest rates vary periodically based on current market rates. Rates shown are as of March 31, 2002. The maturity shown for each variable rate demand note is the later of the next scheduled interest adjustment date or the date on which principal can be recovered through demand. Information shown is as of March 31, 2002.
(2) For federal income tax purposes, cost is $23,680,977 and gross unrealized appreciation and depreciation of securities as of March 31, 2002 was $4,422,892 and ($4,792,614), respectively.
(3) Securities and other assets with an aggregate value of $761,250 have been segregated with the custodian or designated to cover margin requirements for the open futures contracts as of March 31, 2002:

                                                         UNREALIZED
                                                      APPRECIATION/
TYPE                                      CONTRACTS  (DEPRECIATION)
-------------------------------------------------------------------
Russell 2000 Index (06/02)                      3       $16,175

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

  SUMMIT MUTUAL FUNDS, INC. - APEX SERIES
   SCHEDULE OF INVESTMENTS                              NASDAQ-100 INDEX FUND
--------------------------------------------------------------------------------

MARCH 31, 2002 (UNAUDITED)

COMMON STOCKS - 82.17%

                                                 SHARES           VALUE

                                                     ------------------
BASIC INDUSTRIES - 0.32%
  Smurfit-Stone Container Corporation*            2,062  $       35,343
                                                         --------------
CAPITAL GOODS - 2.48%
  Maxim Integrated Products, Inc.*                3,902         217,380
  PACCAR Inc.                                       741          54,249
                                                         --------------
                                                                271,629
                                                         --------------
COMMUNICATIONS - 0.00%
  Adelphia Business Solutions Inc.+*                849              34
                                                         --------------
CONSUMER NON-DURABLES - 0.80%
  Cintas Corporation                              1,755          87,504
                                                         --------------
CONSUMER SERVICES - 9.48%
  Adelphia Communications Corporation*            2,105          31,365
  Amazon.com, Inc.*                               2,128          30,430
  Apollo Group, Inc.*                               999          53,496
  At Home Corporation+*                           1,735              10
  Bed Bath & Beyond Inc.*                         3,363         113,501
  CDW Computer Centers, Inc.*                       766          38,560
  Charter Communications, Inc.*                   2,637          29,772
  Comcast Corporation*                            3,865         122,908
  Costco Wholesale Corporation*                   2,054          81,790
  eBay Inc.*                                      1,768         100,140
  Gemstar-TV Guide International Inc.*            3,745          55,389
  PanAmSat Corporation*                           1,740          39,759
  Staples, Inc.*                                  2,669          53,300
  Starbucks Corp.*                                4,570         105,704
  TMP Worldwide Inc.*                             1,021          35,194
  USA Networks, Inc.*                             3,330         105,794
  Yahoo! Inc.*                                    2,360          43,589
                                                         --------------
                                                              1,040,701
                                                         --------------
HEALTH CARE - 12.17%
  Abgenix, Inc.*                                    707          13,355
  Amgen*                                          4,201         250,716
  Andrx Group*                                      594          22,536
  Biogen, Inc.*                                   1,567          76,877
  Biomet, Inc.                                    3,129          84,671
  Cephalon, Inc.*                                   399          25,137
  Chiron Corp.*                                   2,281         104,675
  Cytyc Corp.*                                    1,056          28,428
  Express Scripts, Inc.*                            608          35,015
  Genzyme Corp.*                                  2,293         100,135
  Gilead Sciences, Inc.*                          1,628          58,592
  Human Genome Sciences, Inc.*                    1,096          23,882
  ICOS Corporation*                                 451          20,741
  IDEC Pharmaceuticals Corp.*                     1,429          91,885
  ImClone Systems Inc.*                             644          15,862
  Immunex Corp.*                                  6,441         194,903
  Invitrogen Corporation*                           428          14,689
  MedImmune Inc.*                                 2,291          90,105
  Millennium Pharmaceuticals, Inc.*               2,605          58,118
  Protein Design Labs*                              729          12,488
  Sepracor Inc.*                                    677          13,134
                                                         --------------
                                                              1,335,944
                                                         --------------
TECHNOLOGY - 55.94%
  ADC Telecommunications, Inc.*                   8,498          34,587
  Adobe Systems                                   2,004          80,741
                                                 SHARES           VALUE

                                                     ------------------
TECHNOLOGY - 55.94% (CONTINUED)
  Altera Corp.*                                   4,671  $      102,155
  Apple Computer, Inc.*                           4,219          99,864
  Applied Materials, Inc.*                        3,639         197,489
  Applied Micro Circuits Corporation*             2,984          23,872
  Atmel Corp.*                                    3,009          30,511
  BEA Systems, Inc.*                              3,178          43,570
  Broadcom Corporation*                           1,461          52,450
  Brocade Communications Systems, Inc.*           2,009          54,243
  Check Point Software Technologies Ltd*          2,050          62,320
  CIENA Corp.*                                    3,349          30,141
  Cisco Systems, Inc.*                           22,596         382,550
  Citrix Systems, Inc.*                           1,922          33,212
  Compuware Corp.*                                1,978          25,536
  Comverse Technology, Inc.*                      1,659          21,020
  Concord EFS, Inc.*                              4,899         162,892
  Conexant Systems Electronics*                   2,425          29,221
  Dell Computer Corporation*                      8,279         216,165
  EchoStar Communications Corporation*            2,143          60,690
  Electronic Arts Inc.*                           1,191          72,413
  FIserv Inc.*                                    2,018          92,808
  Flextronics International Ltd.*                 4,793          87,472
  i2 Technologies, Inc.*                          3,904          19,754
  Integrated Device Technology, Inc.*               853          28,354
  Intel Corp.                                    20,165         613,218
  Intuit Inc.*                                    2,302          88,305
  JDS Uniphase Corp*                             12,314          72,529
  Juniper Networks, Inc.*                         1,831          23,107
  KLA-Tencor Corp.*                               1,936         128,744
  Linear Technology Corp.                         3,647         161,270
  LM Ericsson Telephone Company                   8,320          34,778
  Mercury Interactive Corporation*                  759          28,576
  Microchip Technology Inc.*                        955          39,948
  Microsoft Corp.*                               15,982         963,874
  Molex Inc.                                        841          29,157
  Network Appliance, Inc.*                        2,985          60,834
  Novellus Systems, Inc.*                         1,259          68,162
  NVIDIA Corp.*                                   1,347          59,753
  Oracle Corp.*                                  19,696         252,109
  Paychex, Inc.                                   3,061         121,522
  PeopleSoft, Inc.*                               3,689         134,759
  PMC -- Sierra, Inc.*                            1,575          25,641
  QLogic Corp.*                                     814          40,309
  QUALCOMM Inc.*                                  7,949         299,200
  Rational Software Corporation*                  1,749          27,687
  RF Micro Devices, Inc.*                         1,634          29,249
  Sanmina-SCI Corp.*                              4,803          56,435
  Siebel Systems Inc*                             4,670         152,289
  Sun Microsystems, Inc.*                        12,159         107,242
  Symantec Corp.*                                 1,232          50,771
  Synopsys, Inc.*                                   476          26,256
  Tellabs, Inc.*                                  2,015          21,097
  VeriSign, Inc.*                                 1,901          51,327
  VERITAS Software Corporation*                   3,533         154,852
  Vitesse Semiconductor Corporation*              1,879          18,414
  Xilinx, Inc.*                                   3,821         152,305
                                                         --------------
                                                              6,137,749
                                                         --------------
TELECOMMUNICATIONS - 0.98%
  Nextel Communications, Inc.*                    8,469          45,563
  WorldCom, Inc.*                                 9,179          61,866

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                       SUMMIT MUTUAL FUNDS, INC. - APEX SERIES
   NASDAQ-100 INDEX FUND                              SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

                                                 SHARES           VALUE

                                                     ------------------
TELECOMMUNICATIONS - 0.98% (CONTINUED)
  XO Communication Inc.*                          2,825  $          218
                                                         --------------
                                                                107,647
                                                         --------------
    Total Common Stocks
       (cost $16,525,833)                                     9,016,551
                                                         --------------
UNIT INVESTMENT TRUST - 3.08%
  Nasdaq 100 Shares*                              9,388         338,531
                                                         --------------
    Total Unit Investment Trust
       (cost $325,884)                                          338,531
                                                         --------------
                                              PRINCIPAL           VALUE

                                                     ------------------
SHORT-TERM INVESTMENTS(3) - 14.81%
VARIABLE RATE DEMAND NOTES(1) - 11.63%
  American Family (1.502% due 12/31/31)   $     250,212  $      250,212
                                              PRINCIPAL           VALUE

                                                     ------------------
VARIABLE RATE DEMAND NOTES(1) - 11.63% (CONTINUED)
  Firstar Bank (1.658% due 12/31/31)      $     463,512  $      463,512
  Wisconsin Corp. Central Credit Union
     (1.578% due 12/31/31)                      262,105         262,105
  Wisconsin Electric (1.502% due
     12/31/31)                                  300,856         300,856
                                                         --------------
                                                              1,276,685
                                                         --------------
U.S. TREASURY BILL - 3.18%
  (1.800% due 06/20/02)                         350,000         348,608
                                                         --------------
    Total Short-Term Investments
       (cost $1,625,293)                                      1,625,293
                                                         --------------
TOTAL INVESTMENTS - 100.06%
   (cost $18,477,010)(2)                                     10,980,375
                                                         --------------
OTHER ASSETS AND LIABILITIES - (0.06%)                           (6,664)
                                                         --------------
TOTAL NET ASSETS - 100.00%                               $   10,973,711
                                                         ==============

-------------

*    Non-income producing
+    Illiquid Security
(1) Interest rates vary periodically based on current market rates. Rates shown are as of March 31,2002. The maturity shown for each variable rate demand note is the later of the next scheduled interest adjustment date or the date on which principal can be recovered through demand. Information shown is as of March 31, 2002.
(2) For federal income tax purposes, cost is $18,548,042 and gross unrealized appreciation and depreciation of securities as of March 31, 2002 was $586,320 and ($8,153,987), respectively.
(3) Securities and other assets with an aggregate value of $1,605,450 have been segregated with the custodian or designated to cover margin requirements for the open futures contracts as of March 31, 2002:

                                                         UNREALIZED
                                                      APPRECIATION/
TYPE                                      CONTRACTS  (DEPRECIATION)
-------------------------------------------------------------------
Nasdaq-100 Index (06/02)                     11         $(41,945)

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

  SUMMIT MUTUAL FUNDS, INC. - APEX SERIES
   SCHEDULE OF INVESTMENTS                      EAFE INTERNATIONAL INDEX FUND
--------------------------------------------------------------------------------

MARCH 31, 2002 (UNAUDITED)

COMMON STOCKS - 90.74%

                                                 SHARES           VALUE

                                                     ------------------
AUSTRALIA - 3.35%
  AMP Ltd*                                        3,180  $       32,246
  Australia & New Zealand Bank Group*             3,500          33,194
  BHP Ltd*                                        8,638          52,555
  Brambles Industries Limited*                    3,559          18,044
  Coca-Cola Amatil Ltd*                           1,615           5,008
  Coles Myer Limited*                             4,693          21,490
  Commonwealth Bank of Australia*                 3,176          54,309
  CSL Limited*                                      606          13,364
  Foster's Brewing Group Limited*                 4,662          11,520
  Gandel Retail Trust*                            3,000           1,825
  General Property Trust*                         4,263           6,257
  Goodman Fielder Limited*                        3,000           2,434
  Harvey Norman Holdings Ltd*                     2,400           4,573
  Insurance Australia Group Ltd*                  3,300           5,988
  Lend Lease Corporation Limited*                 1,425           8,906
  M.I.M. Holdings Ltd*                            4,100           2,954
  Macquarie Infrastructure Group*                 3,600           6,609
  National Australia Bank*                        3,935          71,761
  Newmont Mining Corp - Chess*                    2,002           5,748
  News Corporation Limited*                       5,675          39,737
  News Corporation Ltd.*                          5,957          34,972
  QBE Insurance Group Ltd*                        2,454           9,417
  Rio Tinto Limited*                              1,294          26,029
  Santos Limited*                                 1,466           4,554
  Southcorp Ltd*                                  1,744           6,013
  Stockland Trust Group*                          1,748           4,030
  TABCORP Holdings Limited*                       2,279          13,720
  Telstra Corporation Limited*                   30,055          86,298
  Wesfarmers Limited*                             1,649          28,074
  Westfield Trust*                                4,353           7,527
  Westpac Banking Corp*                           4,573          38,098
  WMC Limited*                                    4,335          22,511
  Woolworths Limited*                             3,937          26,223
                                                         --------------
                                                                705,988
                                                         --------------
AUSTRIA - 0.13%
  OMV AG*                                           277          26,436
                                                         --------------
BELGIUM - 1.05%
  Delhaize-Le Lion*                                 353          16,261
  Dexia*                                          2,700          40,776
  Electrabel*                                       142          29,386
  Fortis (B)*                                     1,757          39,089
  Groupe Bruxelles Lambert*                         435          24,194
  KBC Bancassurance Holding*                        812          26,566
  Solvay SA*                                        375          24,619
  UCB S.A.*                                         545          21,159
                                                         --------------
                                                                222,050
                                                         --------------
DENMARK - 0.85%
  Dampskibsselskabet af 1912*                         4          29,574
  Dampskibsselskabet Svenborg*                        3          29,186
  Danisco A/S*                                      300           9,506
  Danske Bank A/S*                                2,000          31,217
  Novo-Nordisk A/S*                               1,000          39,842
  Tele Danmark A/S*                                 700          22,509
  Vestas Wind Systems AS*                           300           9,506
                                                 SHARES           VALUE

                                                     ------------------
DENMARK - 0.85% (CONTINUED)
  William Demant Holding*                           300  $        7,569
                                                         --------------
                                                                178,909
                                                         --------------
FINLAND - 1.45%
  Kone Oyj*                                         200          18,321
  Nokia Oyj*                                     11,010         232,745
  Sampo Oyj*                                      1,500          12,825
  Sonera Oyj                                      2,200          10,921
  UMP-Kymmene Oyj*                                  900          30,780
                                                         --------------
                                                                305,592
                                                         --------------
FRANCE - 10.58%
  Accor SA*                                         636          25,524
  Alcatel SA*                                     3,380          48,244
  Arcelor                                           974          13,341
  Aventis SA*                                     2,146         148,284
  Axa*                                            4,304          97,142
  BNP Paribas*                                    2,464         124,468
  Bouygues*                                         949          31,007
  Cap Gemini SA*                                    355          26,419
  Carrefour Supermarche*                          1,992          93,848
  Casino Guichard Perrachon*                        274          19,913
  Cie de Saint-Gobain*                              248          40,482
  Dassault Systemes SA*                             342          16,590
  Essilor International*                            520          18,623
  France Telecom*                                 2,878          88,183
  Groupe Danone*                                    406          47,854
  Lafarge SA*                                       333          29,779
  Lagardere S.C.A.*                                 420          19,934
  L'Air liquide*                                    274          40,208
  L'OREAL*                                        1,847         136,567
  LVMH Moet Hennessy Louis Vuitton*               1,329          67,714
  Michelin (C.G.D.E.)*                              538          20,437
  Pechiney SA*                                      346          18,444
  Pernod-Ricard*                                    294          23,470
  Pinault-Printemps-Redoute*                        321          38,032
  PSA Peugeot Citroen*                              846          41,776
  Publicis Groupe*                                  500          16,952
  Sagem SA*                                         128           7,722
  Sanofi-Synthelabo SA*                           2,091         134,268
  Schneider Electric SA*                            469          23,732
  Societe Generale*                               1,181          74,701
  Sodexho Alliance SA*                              464          18,929
  STMicroelectronics N.V.*                        2,570          85,988
  Suez Lyonnaise des Eaux*                        2,865          81,036
  Technip - Coflexip SA*                             43           5,916
  Thales/ex Thomson-CSF*                            487          17,488
  Total FinaElf SA*                               2,111         325,988
  Unaxis Holdings AG-R*                             100          11,074
  Valeo SA*                                         327          14,521
  Vinci*                                            285          18,462
  Vivendi Universal*                              3,077         119,676
                                                         --------------
                                                              2,232,736
                                                         --------------
GERMANY - 8.33%
  Adidas-Salomon AG*                                200          14,308
  Allianz AG*                                       715         169,050
  BASF AG*                                        1,800          73,024
  Bayer Hypo-Vereinsbank*                         1,200          71,270
  Bayer AG*                                       2,100          43,657
  Beiersdorf AG*                                    300          35,858

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                       SUMMIT MUTUAL FUNDS, INC. - APEX SERIES
   EAFE INTERNATIONAL INDEX FUND                      SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

                                                 SHARES           VALUE

                                                     ------------------
GERMANY - 8.33% (CONTINUED)
  DaimlerChrysler AG*                             3,100  $      140,774
  Deutsche Bank AG*                               1,700         108,716
  Deutsche Office Trust*                          2,700           1,830
  Deutsche Post AG*                               2,600          38,880
  Deutsche Telekom*                               8,610         129,954
  E.ON AG*                                        2,200         111,516
  Epcos AG                                          200           9,169
  Fresenius Medical Care AG*                        300          18,243
  Gehe AG*                                          400          16,193
  Gruppo Editoriale L'Espresso*                   1,300           5,024
  Heidelberger Zement AG*                           300          13,885
  KarstadtQuelle AG*                                500          16,271
  Linde AG*                                         500          24,690
  Lufthansa*                                      1,200          18,374
  Merck Kgaa*                                       600          18,217
  Metro AG*                                       1,000          33,589
  Muenchener Rueckversicherungs AG*                 510         126,810
  Preussag AG*                                      700          21,100
  Prosieben SAT. I Media AG*                        500           4,231
  Qiagen N.V.                                       500           7,678
  RWE AG*                                         1,500          56,273
  SAP AG*                                           900         136,625
  Schering AG*                                      600          35,072
  Siemens AG*                                     2,595         169,800
  ThyssenKrupp AG*                                1,700          26,697
  Volkswagen AG*                                    900          47,112
  Volkswagen AG - Preferred*                        400          13,820
                                                         --------------
                                                              1,757,710
                                                         --------------
HONG KONG - 2.30%
  Bank of East Asia*                              3,300           6,579
  Cathay Pacific Airways*                         7,800          11,850
  Cheung Kong Holdings*                           5,000          44,713
  Cheung Kong Infrastructure*                     5,000           8,013
  CLP Holdings Ltd*                               7,200          29,539
  Esprit Holdings Limited*                        2,000           3,462
  Giordano International Ltd*                     2,000           1,192
  Hang Lung Properties Ltd*                       6,000           5,654
  Hang Seng Bank*                                 5,200          58,168
  Henderson Land Development*                     4,000          16,616
  Hong Kong & China Gas*                         12,300          16,952
  Hong Kong Electric Holdings*                    5,000          18,911
  Hong Kong Exchanges & Clearing*                 2,000           3,103
  Hutchison Whampoa*                             10,000          88,143
  Hysan Development*                              2,000           2,039
  Johnson Electric Holdings*                      8,600          12,073
  Li & Fung Ltd.*                                 8,000          12,770
  MTR Corporation*                               11,500          16,661
  New World Development*                          5,000           4,103
  Pacific Century CyberWorks Ltd                 52,000          13,500
  Shangri-La Asia Ltd.*                           5,200           4,400
  Sino Land Co*                                   8,000           3,026
  South China Morning Post*                       4,000           2,244
  Sun Hung Kai Properties Ltd*                    7,000          53,174
  Swire Pacific Ltd.*                             4,500          24,347
  Television Broadcasts Ltd.*                     2,000           9,308
  Wharf Holdings Ltd*                             5,700          13,556
                                                         --------------
                                                                484,096
                                                         --------------
IRELAND - 0.08%
  Irish Life & Permanent Plc*                     1,400          17,650
                                                         --------------
                                                 SHARES           VALUE

                                                     ------------------
ITALY - 4.44%
  Alitalia                                        3,600  $        2,952
  Assicurazioni Generali*                         3,500          86,385
  Autogrill SpA*                                  1,000          11,010
  Autostrade Concessioni e Costruzioni
     Autostrade SpA*                              4,000          30,361
  Banca di Roma SpA*                              5,000          12,040
  Banca Monte Dei Paschi Siena*                   6,000          17,589
  Banca Nazionale Lavoro*                         5,000          11,189
  Bank Of Ireland*                                2,400          25,985
  Benetton Group SpA*                               900          12,155
  Bipop-Carire SpA*                               5,000           7,743
  Bulgari SpA*                                    1,250          10,655
  Enel SpA*                                      14,200          80,403
  ENI-Ente Nazionale Idrocarburi SpA*             7,350         137,044
  Fiat SpA*                                       1,300          18,090
  Intesabci SpA*                                 14,500          43,518
  Mediaset SpA*                                   3,500          30,078
  Mediobanca SpA*                                 2,250          23,615
  Parmalat Finanziaria SpA*                       1,900           6,100
  Pirelli SpA*                                    4,500           7,008
  Riunione Adriatica di Sicurta SpA*              2,100          27,482
  San Paolo-IMI SpA*                              4,000          47,042
  Seat-Pagine Gialle SpA                         26,100          20,198
  Telecom Italia SpA*                            10,500          86,477
  Telecom Italia SpA-RNC*                         4,800          26,383
  TIM SPA*                                       19,950          96,774
  Tiscali SpA                                       838           7,187
  Unicredito Italiano SpA*                       11,700          50,834
                                                         --------------
                                                                936,297
                                                         --------------
JAPAN - 17.58%
  Acom Co Ltd*                                      400          24,205
  Advantest Corp.*                                  300          22,522
  Aeon Co. Ltd.*                                  1,000          19,882
  Ajinomoto Co Inc*                               2,000          18,108
  All Nipon Airways Co.                           3,000           8,104
  Alps Electric Co.*                              1,000          12,072
  Asahi Breweries Ltd.*                           2,000          16,147
  Asahi Glass Co Ltd*                             3,000          19,104
  Asahi Kasei Corp*                               5,000          16,184
  Bank of Yokohama Ltd*                           4,000          13,974
  Bridgestone Corp*                               3,000          40,744
  Canon Inc*                                      3,000         111,368
  Central Japan Railway Co*                           6          34,813
  Chugai Pharmaceutical Co Ltd*                   1,000          11,295
  Dai Nippon Printing Co. Ltd.*                   2,000          22,470
  Daiichi Pharmaceutical Co Ltd*                  1,000          18,674
  Daikin Industries Ltd*                          1,000          18,108
  Daiwa Bank Holdings Co                         11,000           6,972
  Daiwa Securities Group Inc*                     4,000          23,662
  Denso Corp*                                     2,000          30,332
  East Japan Railway Company*                        11          46,229
  Eisai Co Ltd*                                   1,000          24,673
  Fanuc*                                            700          38,450
  Fuji Photo Film Company Ltd.*                   1,000          31,463
  Fujitsu Limited*                                6,000          45,950
  Furukawa Electric Co Ltd*                       2,000           9,703
  Hirose Electric*                                  200          13,974
  Hitachi Ltd*                                    9,000          65,802
  Honda Motor Co Ltd*                             3,000         126,080
  Hitachi Zosen Corp                              2,000           1,026
  Hoya Corporation*                                 400          27,978

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

  SUMMIT MUTUAL FUNDS, INC. - APEX SERIES
   SCHEDULE OF INVESTMENTS                      EAFE INTERNATIONAL INDEX FUND
--------------------------------------------------------------------------------

                                                 SHARES           VALUE

                                                     ------------------
JAPAN - 17.58% (CONTINUED)
  Ishikawajima-Harima*                            3,000  $        5,546
  Itochu Corp*                                    4,000          13,762
  Ito-Yokado Co Ltd*                              1,000          39,763
  Japan Air Lines Company Ltd*                    5,000          13,581
  Japan Energy Corp*                              2,000           2,641
  Japan Tobacco Inc*                                  6          36,353
  Kaneka Corp*                                    2,000          12,948
  Kansai Electric Power Co*                       2,500          35,161
  Kao Corp*                                       2,000          37,273
  Kawasaki Heavy Ltd                              3,000           2,988
  Kawasaki Steel Corp                             7,000           7,341
  Kinki Nippon Railway Co Ltd*                    5,000          15,769
  Kirin Brewery Co. Ltd.*                         3,000          20,395
  Komatsu Ltd*                                    4,000          14,306
  Konami Corp*                                      400           8,934
  Konica Corporation*                             2,000          12,646
  Kubota Corp.*                                   5,000          15,430
  Kuraray Co Ltd*                                 2,000          12,782
  Kyocera Corp*                                     500          34,595
  Marubeni Corp                                   3,000           2,218
  Matsushita Electric Industrial Co Ltd*          6,000          73,158
  Minebea Co., Ltd.*                              2,000          12,902
  Mitsubishi Chemical Corp*                       7,000          15,053
  Mitsubishi Corp*                                5,000          37,688
  Mitsubishi Electric Corp*                       6,000          27,615
  Mitsubishi Estate Co Ltd*                       4,000          28,551
  Mitsubishi Heavy Industries Ltd*                8,000          26,197
  Mitsubishi Materials Corp*                      2,000           3,320
  Mitsubishi Tokyo Finnacial*                        16          97,786
  Mitsui & Co Ltd*                                5,000          30,520
  Mitsui Fudosan Co Ltd*                          2,000          15,981
  Mitsui Mining & Smelting Co Ltd*                2,000           6,760
  Mitsui Sumitomo Insurance Co*                   3,000          14,102
  Mitsui Osk Lines Ltd*                           2,000           4,452
  Mizuho Holding Inc*                                26          61,991
  Murata Manufacturing Co. Ltd*                     700          44,894
  NEC Corporation*                                5,000          41,649
  Nikko Cordial Corp*                             4,000          17,656
  Nintendo Co Ltd*                                  400          58,852
  Nippon Comsys Corp*                             1,000           5,568
  Nippon Express Co Ltd*                          4,000          16,388
  Nippon Mitsubishi Oil Corp*                     5,000          23,805
  Nippon Steel Corp*                             16,000          22,937
  Nippon Telegraph & Telephone Corp.*                36         138,258
  Nippon Unipac Holding*                              3          14,668
  Nippon Yusen Kabushiki Kaisha*                  3,000           9,756
  Nissan Motor Co Ltd*                           11,000          79,511
  Nitto Denko Corp*                                 600          17,520
  NKK Corp                                        8,000           6,278
  Nomura Securities Co Ltd*                       5,000          64,851
  OJI Paper Co Ltd*                               3,000          14,215
  Olympus Optical Co Ltd*                         1,000          12,450
  Omron Corporation*                              1,000          14,343
  Oriental Land Co Ltd*                             300          18,720
  Orix Corp*                                        200          15,000
  Osaka Gas Co Ltd*                               6,000          13,310
  Pioneer Corp*                                   1,000          19,240
  Promise Co Ltd*                                   400          17,173
  Rohm Company Limited*                             300          45,045
  Sankyo Co. Ltd.*                                1,000          15,279
                                                 SHARES           VALUE

                                                     ------------------
JAPAN - 17.58% (CONTINUED)
  Sanyo Electric Co Ltd*                          5,000  $       22,749
  Secom*                                            500          22,107
  Sekisui House Ltd*                              2,000          14,275
  Sharp Corporation*                              3,000          39,567
  Shin-Etsu Chemical Co Ltd*                      1,000          42,328
  Shionogi & Co Ltd*                              1,000          15,694
  Shiseido Co Ltd*                                2,000          20,749
  Shizuoka Bank Ltd.*                             2,000          12,917
  Showa Denko KK                                  2,000           2,882
  SMC Corporation*                                  200          23,616
  Softbank Corp*                                  1,000          18,825
  Sony Corporation*                               2,600         135,164
  Sumitomo Chemical Co Ltd.*                      5,000          18,863
  Sumitomo Corp*                                  3,000          16,637
  Sumitomo Electric Industries Ltd*               2,000          13,506
  Sumitomo Metal Industries                       8,000           2,897
  Sumitomo Mitsui Banking Corp*                  14,000          58,309
  Sumitomo Trust and Banking*                     3,000          12,585
  Taise Corp*                                     2,000           4,376
  Taisho Pharmaceutical Co Ltd*                   1,000          15,128
  Takara Shuzo*                                   1,000           7,583
  Takeda Chemical Industries Ltd*                 2,000          81,035
  Takefuji Corp*                                    500          30,633
  Teijin Limited*                                 3,000           9,801
  Terumo Corporation*                               800          10,400
  Tobu Railway Co Ltd*                            2,000           5,221
  Tohoku Electric Power*                          1,800          22,817
  Tokio Marine & Fire Insurance*                  4,000          28,400
  Tokyo Electric Power Co*                        3,500          66,284
  Tokyo Electron Limited*                           500          34,746
  Tokyo Gas Co Ltd*                               8,000          19,376
  Tokyu Corporation*                              4,000          12,404
  Toppan Printing Co. Ltd.*                       3,000          28,204
  Toray Industries Inc*                           5,000          13,732
  Toshiba Corporation*                            9,000          37,688
  Toyo Seikan Kaisha Ltd*                         1,000          12,095
  Toyota Motor Corporation*                       8,600         247,874
  UFJ Holdings Inc.*                                  4           9,597
  Uni-Charm Corporation*                            300           8,239
  Yamanouchi Pharmaceutical Co Ltd*               1,000          24,975
  Yamato Transport Co Ltd*                        1,000          15,128
                                                         --------------
                                                              3,707,348
                                                         --------------
NETHERLANDS - 5.77%
  ABN Amro Holding NV*                            4,200          79,771
  Aegon NV*                                       3,836          93,641
  Akzo Nobel NV*                                    886          41,432
  ASML Lithography Holding NV                     1,262          31,820
  Elsevier*                                       2,402          32,189
  Heineken NV*                                    1,165          47,466
  ING Groep NV*                                   5,394         146,827
  Interbrew*                                        462          12,798
  Koninklijke Ahold NV                            2,230          58,522
  Koninklijke Philips Electronics NV*             3,647          18,677
  Nordea AB*                                      8,500          48,416
  OCE NV*                                         1,033          12,203
  Philips Electronics NV*                         3,738         114,045
  Royal Dutch Petroleum Company*                  6,164         337,455
  TNT Post Group NV*                              1,502          31,227
  Unilever NV*                                    1,579          90,646

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                       SUMMIT MUTUAL FUNDS, INC. - APEX SERIES
   EAFE INTERNATIONAL INDEX FUND                      SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

                                                 SHARES           VALUE

                                                     ------------------
NETHERLANDS - 5.77% (CONTINUED)
  Wolterk Kluwer NV*                                982  $       20,562
                                                         --------------
                                                              1,217,697
                                                         --------------
NEW ZEALAND - 0.07%
  Carter Holt Harvey Ltd*                         4,100           3,501
  Fletcher Challenge Forests                      4,300             473
  Fletcher Forestry                               2,200             252
  Telecom Corporation of New Zealand
     Limited*                                     4,900          10,504
                                                         --------------
                                                                 14,730
                                                         --------------
NORWAY - 0.71%
  DnB Holding ASA*                                3,500          18,468
  Norsk Hydro ASA*                                1,000          48,405
  Orkla ASA*                                      1,000          18,060
  Statoil ASA                                     5,100          40,423
  Telenor ASA*                                    4,200          17,310
  Tomra Systems ASA*                                700           6,499
                                                         --------------
                                                                149,165
                                                         --------------
PORTUGAL - 0.47%
  Banco Comercial Portugues*                      5,321          18,708
  Banco Espirito Santo SA*                        1,175          12,404
  BPI-SGPS SA*                                    1,483           3,493
  Brisa-Auto Estradas de Portugal SA*             2,812          13,101
  Cimpor Cimentos de Portugal SA*                   474           8,072
  Electricidade de Portugal SA*                   7,403          15,436
  Portugal Telecom SGPS SA                        3,232          24,052
  Sonae SGPS SA                                   4,643           3,727
                                                         --------------
                                                                 98,993
                                                         --------------
SINGAPORE - 1.01%
  Allgreen Properties Ltd*                        2,000           1,291
  CapitaLand Limited                              6,000           5,694
  Chartered Semiconductor Manufacturing
     Limited                                      4,000          10,586
  City Developments Ltd.*                         3,000          10,657
  DBS Group Holdings Ltd*                         4,000          32,106
  Keppel Corp.*                                   2,000           4,447
  Neptune Orient Lines Ltd                        2,000           1,171
  Oversea-Chinese Banking Corp*                   4,000          29,937
  Sembcorp Industries Limited*                    4,000           3,579
  Sembcorp Marine Ltd*                            3,000           1,497
  Singapore Airlines Ltd.*                        3,000          23,429
  Singapore Exchange Ltd*                         2,000           1,410
  Singapore Press Holdings*                       1,000          13,341
  Singapore Technologies Engineering
     Ltd*                                         7,000           8,769
  Singapore Telecommunications*                  41,000          35,354
  United Overseas Bank*                           3,000           1,106
  St Assemble Test Services                       2,000           3,341
  UTD Overseas Bank*                              3,000          24,730
                                                         --------------
                                                                212,445
                                                         --------------
SPAIN - 2.84%
  Altadis SA*                                     1,340          24,609
  Autopistas Concesionaria Espanola SA*             675           6,242
  Banco Bilbao Vizcaya Argentaria SA*             8,970         106,823
  Banco Santander Central Hispano SA*            10,498          87,926
  Endesa SA*                                      3,139          46,693
  Fomento de Construcciones Y Contratas
     SA*                                            728          17,581
  Gas Natural SDG SA*                             1,507          25,914
  Grupo Dragados SA*                              1,319          16,859
  Iberdrola SA*                                   2,911          37,994
  Repsol YPF SA*                                  3,991          50,314
                                                 SHARES           VALUE

                                                     ------------------
SPAIN - 2.84% (CONTINUED)
  SOL Melia SA*                                   1,535  $       11,745
  Telefonica SA                                  12,876         144,352
  Telefonica SA - Bonds Rights*                  12,876           2,921
  Union Electrica Fenosa SA*                      1,129          18,232
                                                         --------------
                                                                598,205
                                                         --------------
SWEDEN - 2.36%
  Assa Abloy AB*                                  1,200          15,871
  Atlas Copco AB*                                   700          16,456
  Electrolux AB*                                  1,500          26,646
  Ericsson Lm-B Shares                           18,800          79,496
  Hennes & Mauritz AB*                            2,500          50,564
  Sandvik AB*                                     1,000          23,798
  Securitas AB*                                   1,300          25,791
  Skandia Forsakrings AB*                         3,000          15,205
  Skandinaviska Enskilda Banken (SEB)*            2,400          23,865
  Skanska AB*                                     2,000          15,061
  Svenska Cellulosa AB*                             900          27,978
  Svenska Handelsbanken*                          2,000          28,673
  Swisscom*                                         220          66,453
  Tele2 AB                                          525          15,763
  Telia AB*                                       7,000          24,869
  Volvo AB Class A*                                 800          15,176
  Volvo AB Class B*                               1,300          25,728
                                                         --------------
                                                                497,393
                                                         --------------
SWITZERLAND - 6.35%
  ABB Ltd.                                        3,600          28,577
  Adecco SA*                                        600          38,084
  Credit Suisse Group                             3,400         128,880
  Holcim Ltd B*                                     100          22,654
  Kudelski SA                                       170           8,784
  Nestle SA*                                      1,090         242,395
  Novartis*                                       8,280         325,676
  Roche Holding AG-Bearer Shares*                 2,000         155,488
  Roche Holding AG*                                 400          38,590
  Sulzer AG                                          20           4,382
  Sulzer Medica Re*                                  40           3,687
  Swatch Group AG                                   100          10,183
  Swatch Group AG Class B                         1,000          21,614
  Swiss Re*                                         800          73,612
  UBS AG                                          3,765         185,362
  Zurich Financial Services AG*                     223          51,712
                                                         --------------
                                                              1,339,680
                                                         --------------
UNITED KINGDOM - 21.02%
  3I Group Plc*                                   1,613          18,078
  Aegis Group Plc*                                2,600           4,628
  Allied Irish Banks Plc*                         3,000          36,905
  Amersham Plc*                                   2,232          24,427
  Amvescap Plc*                                   2,103          29,020
  ARM Holdings Plc                                2,919          11,806
  AstraZeneca Plc*                                4,973         246,950
  BAA Plc*                                        3,248          29,464
  BAE Systems Plc*                                8,348          39,826
  Barclays Plc*                                   4,666         144,193
  BBA Group Plc*                                  2,163           9,087
  BG Group Plc*                                   9,945          43,125
  Billiton Plc*                                   5,400          30,780
  BOC Group Plc*                                  1,672          25,359
  Boots Co. Plc*                                  2,894          27,716

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

  SUMMIT MUTUAL FUNDS, INC. - APEX SERIES
   SCHEDULE OF INVESTMENTS                      EAFE INTERNATIONAL INDEX FUND
--------------------------------------------------------------------------------

                                                 SHARES           VALUE

                                                     ------------------
UNITED KINGDOM - 21.02% (CONTINUED)
  BP Amoco Plc*                                  52,402  $      466,409
  Brambles Industries Plc*                        2,333          11,147
  British Airways Plc*                            3,270          11,363
  British American Tobacco Plc*                   6,298          60,540
  British Land Company Plc*                       2,013          14,835
  British SKY Broadcasting Plc                    5,207          61,695
  BT Group Plc                                   18,833          75,096
  Cable & Wireless Plc*                           6,500          20,712
  Cadbury Schweppes Plc*                          5,925          40,902
  Canary Wharf Group Plc                          2,509          16,275
  Capita Group Plc*                               2,305          13,623
  Carlton Communications Plc*                     2,171           8,394
  Celltech Group Plc                                865           7,902
  Centrica Plc*                                  11,302          36,616
  CGNU Plc*                                       6,313          66,618
  CMG Plc*                                        1,916           7,149
  Compass Group Plc*                              6,222          41,645
  Corus Group Plc                                 7,259           8,890
  CRH Plc                                         1,431          25,219
  Diageo Plc*                                     7,940         103,801
  Dixons Group Plc*                               6,160          22,940
  Elan Corporation Plc                              900          12,092
  Electrocomponents Plc*                          1,719          11,689
  Exel Plc*                                       1,205          14,895
  GKN Plc*                                        2,333          11,462
  GlaxoSmithKline Plc*                           14,577         343,355
  Granada Plc*                                    6,222          12,139
  Great Universal Stores Plc*                     3,172          31,621
  Hanson Plc*                                     2,707          20,432
  Hays Plc*                                       5,364          13,788
  Hilton Group Plc*                               3,658          12,984
  HBOS Plc*                                       6,352          68,613
  HSBC Holdings Plc*                             21,760         251,625
  Imperial Chemical Industries Plc*               2,539          12,366
  Invensys Plc*                                   8,137          14,369
  Jefferson Smurfit                               2,500           5,736
  Johnson Matthey Plc*                              880          13,109
  Kingfisher Plc*                                 3,854          21,235
  Land Securities Plc*                            1,655          21,047
  Lattice Group Plc*                              8,284          20,586
  Legal & General Group Plc*                     12,056          27,728
  Lloyds TSB Group Plc*                          12,989         133,368
  Logica Plc*                                     1,310           8,591
  Marconi Plc*                                    7,712             764
  Marks & Spencer Plc                             5,354          29,375
  Misys Plc*                                      1,882           7,860
  MM02 Plc                                       18,833          18,305
  National Grid Group Plc*                        4,077          26,896
  National Power Plc*                             4,312          13,110
  P&O Princess Cruises Plc*                       3,183          21,939
  Pearson Plc*                                    2,276          29,236
  Peninsular & Orient Steam Navigation*           1,612           5,705
                                                 SHARES           VALUE

                                                     ------------------
UNITED KINGDOM - 21.02% (CONTINUED)
  Pilkington*                                     2,900  $        4,708
  Provident Financial Plc*                          880           8,998
  Prudential Plc*                                 5,341          53,851
  Reed International Plc*                         3,745          36,319
  Rentokil Initial Plc*                           4,576          18,442
  Reuters Group Plc*                              4,038          31,139
  Rio Tinto Plc Reg*                              3,047          60,228
  RMC Group Plc*                                  1,335          12,681
  Rolls Royce Plc*                                3,700           9,932
  Royal Bank of Scotland Group Plc*               7,505         193,236
  Royal Sun Alliance Ins. Group*                  3,400          14,284
  Ryanair Holdings Plc                            2,400          13,987
  Safeway Plc*                                    2,500          10,458
  Sage Group Plc*                                 4,000          12,874
  Sainsbury (J) Plc*                              5,686          32,349
  Schroders Plc*                                    898          11,510
  Scottish Power Plc*                             5,231          26,781
  Shell Transport & Trading Co*                  22,800         169,815
  Signet Group Plc*                               4,000           6,836
  Six Continents Plc*                             2,696          28,680
  Slough Estates Plc*                             2,064          11,408
  Smith & Nephew Plc*                             3,261          19,064
  Smiths Group Plc*                               2,087          24,104
  Spirent Plc*                                    2,200           4,277
  Stagecoach Holdings Plc*                        3,100           3,355
  Syngenta AG                                       400          24,440
  Telewest Communication Plc                      6,700           1,240
  Tesco Plc*                                     16,288          55,903
  Thorn Emi Ord 25P*                              2,532          13,071
  Thus Group Plc                                  2,812             612
  Unilever Plc*                                   8,098          64,813
  United Utilities Plc*                           2,227          19,380
  Vodafone Group Plc*                           158,941         293,685
  Wolseley Plc*                                   2,313          23,486
  WPP Group Plc*                                  3,181          36,331
                                                         --------------
                                                              4,431,432
                                                         --------------
    Total Common Stocks
       (cost $23,994,975)                                    19,134,552
                                                         --------------

UNIT INVESTMENT TRUST - 9.02%
  iShares MSCI Eafe Index Fund*                  15,765       1,893,377
  iShares MSCI United Kingdom Index Fund            520           7,623
                                                         --------------
    Total Unit Investment Trust
       (cost $1,860,791)                                      1,901,000
                                                         --------------
TOTAL INVESTMENTS - 99.76%
   (cost $25,855,766)(1)                                     21,035,552
                                                         --------------
OTHER ASSETS AND LIABILITIES - 0.24%                             50,559
                                                         --------------
TOTAL NET ASSETS - 100.00%                               $   21,086,111
                                                         ==============

-------------

*    Non-income producing
(1) For federal income tax purposes, cost is $25,855,766 and gross unrealized appreciation and depreciation of securities as of March 31, 2002 was $646,253 and ($5,466,467), respectively.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                       SUMMIT MUTUAL FUNDS, INC. - APEX SERIES
   TOTAL SOCIAL IMPACT FUND                           SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

MARCH 31, 2002 (UNAUDITED)

COMMON STOCKS - 93.14%

                                                 SHARES           VALUE

                                                      -----------------
BASIC MATERIALS - 3.27%
  3M Company                                        181  $       20,817
  Air Products & Chemicals                          110           5,682
  Alcan Inc.                                        130           5,152
  Alcoa Inc                                         371          14,002
  Allegheny Technologies Inc                         28             463
  Ball Corp.                                         24           1,133
  Barrick Gold Corp.                                237           4,399
  Bemis Company                                      22           1,196
  Boise Cascade                                      19             689
  Dow Chemical                                      342          11,190
  Du Pont (E.I.)                                    409          19,284
  Eastman Chemical                                   28           1,366
  Ecolab Inc.                                        56           2,560
  Engelhard Corp.                                    53           1,645
  Freeport-McMoran Copper*                           53             934
  Georgia-Pacific Group                              85           2,546
  Great Lakes Chemical                               17             479
  Hercules, Inc.*                                    38             506
  Inco, Ltd.*                                        77           1,507
  International Flavors & Fragrances                 39           1,364
  International Paper                               171           7,355
  Louisiana Pacific                                  35             376
  MeadWestvaco Corporation                           81           2,685
  Newmont Mining Corp.                              144           3,987
  Nucor Corp.                                        32           2,056
  Pactiv Corp.*                                      64           1,281
  Phelps Dodge                                       27           1,137
  Placer Dome Inc.                                  119           1,458
  PPG Industries                                     75           4,118
  Praxair, Inc.                                      69           4,126
  Rohm & Haas                                        96           4,058
  Sealed Air Corp.*                                  34           1,601
  Sigma-Aldrich                                      33           1,550
  Temple-Inland                                      20           1,133
  United States Steel Corp.                          33             599
  Vulcan Materials                                   41           1,948
  Weyerhaeuser Corp.                                 92           5,782
  Worthington Ind.                                   35             538
                                                         --------------
                                                                142,702
                                                         --------------
CONSUMER DISCRETIONARY - 12.50%
  American Greetings                                 25             454
  AOL Time Warner Inc.*                           1,679          39,708
  AutoZone Inc.*                                     52           3,580
  Bed Bath & Beyond Inc.*                           114           3,848
  Best Buy Co., Inc.*                                84           6,653
  Big Lots, Inc.*                                    45             632
  Black & Decker Corp.                               34           1,582
  Brunswick Corp.                                    34             929
  Carnival Corp.                                    221           7,216
  Centex Corp.                                       25           1,298
  Circuit City Group                                 85           1,533
  Clear Channel Communications*                     243          12,493
  Comcast Corporation*                              387          12,307
  Cooper Tire & Rubber                               30             650
  Costco Wholesale Corporation*                     201           8,004
  Dana Corp.                                         61           1,310
                                                 SHARES           VALUE

                                                      -----------------
CONSUMER DISCRETIONARY - 12.50%
(CONTINUED)
  Darden Restaurants                                 53  $        2,151
  Delphi Corporation                                242           3,870
  Dillard Inc.                                       35             835
  Dollar General                                    150           2,442
  Dow Jones & Co.                                    36           2,096
  Eastman Kodak                                     131           4,083
  Family Dollar Stores                               75           2,513
  Federated Department Stores*                       72           2,941
  Ford Motor                                        747          12,318
  Fortune Brands, Inc.                               63           3,110
  Gannett Co.                                       104           7,914
  Gap (The)                                         347           5,219
  General Motors                                    229          13,843
  Goodyear Tire & Rubber                             55           1,406
  Harley-Davidson                                   132           7,277
  Harrah's Entertainment*                            47           2,080
  Hasbro Inc.                                        69           1,092
  Hilton Hotels                                     126           1,802
  Home Depot                                      1,023          49,728
  International Game Technology*                     28           1,745
  Interpublic Group                                 130           4,456
  Johnson Controls                                   36           3,179
  Jones Apparel Group*                               40           1,398
  KB Home                                            18             781
  Knight-Ridder Inc.                                 25           1,717
  Kohl's Corp.*                                     138           9,819
  Leggett & Platt                                    76           1,885
  Limited Inc.                                      147           2,631
  Liz Claiborne, Inc.                                36           1,021
  Lowe's Cos.                                       352          15,308
  Marriott International                            113           5,079
  Mattel, Inc.                                      135           2,813
  May Department Stores                              80           2,788
  Maytag Corp.                                       31           1,372
  McDonald's Corp.                                  640          17,760
  McGraw-Hill                                        85           5,801
  Meredith Corp.                                     21             893
  New York Times                                     68           3,254
  Newell Rubbermaid Co.                             104           3,324
  NIKE Inc.                                         121           7,261
  Nordstrom                                          49           1,201
  Office Depot*                                     105           2,084
  Omnicom Group                                      75           7,080
  Penney (J.C.)                                      97           2,009
  Pulte Homes, Inc.                                  17             813
  RadioShack Corp                                    74           2,223
  Reebok International*                              25             676
  Sears, Roebuck & Co.                              137           7,024
  Sherwin-Williams                                   62           1,766
  Snap-On Inc.                                       23             783
  Stanley Works                                      34           1,573
  Staples, Inc.*                                    193           3,854
  Starbucks Corp.*                                  162           3,747
  Starwood Hotels & Resorts                          76           2,858
  Target Corp.                                      387          16,687
  Tiffany & Co.                                      61           2,169
  TJX Companies Inc.                                116           4,641
  TMP Worldwide Inc.*                                36           1,241
  Toys R Us Holding Companies*                       79           1,419
  Tribune Co.                                       127           5,773
  TRICON Global Restaurants*                         56           3,292

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

  SUMMIT MUTUAL FUNDS, INC. - APEX SERIES
   SCHEDULE OF INVESTMENTS                           TOTAL SOCIAL IMPACT FUND
--------------------------------------------------------------------------------

                                                 SHARES           VALUE

                                                      -----------------
CONSUMER DISCRETIONARY - 12.50%
(CONTINUED)
  TRW Inc.                                           50  $        2,574
  Tupperware Corp.                                   24             546
  Univision Communications*                          83           3,486
  V.F. Corp.                                         47           2,033
  Visteon Corp.                                      52             861
  Wal-Mart Stores                                 1,973         120,925
  Walt Disney Co.                                   644          14,864
  Wendy's International                              48           1,679
  Whirlpool Corp.                                    30           2,267
                                                         --------------
                                                                545,350
                                                         --------------
CONSUMER STAPLES - 8.52%
  Alberto-Culver                                     24           1,296
  Albertson's                                       180           5,965
  Anheuser-Busch                                    363          18,949
  Archer-Daniels-Midland                            185           2,577
  Avon Products                                     111           6,030
  Brown-Forman Corp.*                                30           2,183
  Campbell Soup                                     180           4,824
  Clorox Co.                                        105           4,581
  Coca Cola Co.                                     947          49,490
  Coca-Cola Enterprises                             155           2,911
  Colgate-Palmolive                                 243          13,887
  ConAgra Foods, Inc.                               140           3,395
  Coors (Adolph)                                     15           1,012
  CVS Corp.                                         138           4,738
  General Mills                                     172           8,402
  Gillette Co.                                      497          16,903
  Heinz (H.J.)                                       85           3,528
  Hershey Foods                                      66           4,524
  Kellogg Co.                                       181           6,076
  Kimberly-Clark                                    211          13,641
  Kroger Co.*                                       372           8,244
  Pepsi Bottling Group                              108           2,794
  PepsiCo Inc.                                      726          37,389
  Philip Morris                                     628          33,077
  Procter & Gamble                                  580          52,252
  Safeway Inc.*                                     191           8,599
  Sara Lee Corp.                                    321           6,664
  Supervalu Inc.                                     57           1,471
  Sysco Corp.                                       269           8,022
  Unilever N.V.                                     234          13,291
  UST Inc.                                           57           2,219
  Walgreen Co.                                      434          17,007
  Winn-Dixie                                         52             834
  Wrigley (Wm) Jr.                                   94           5,010
                                                         --------------
                                                                371,785
                                                         --------------
ENERGY - 5.51%
  Amerada Hess                                       32           2,540
  Anadarko Petroleum                                 98           5,531
  Apache Corp.                                       53           3,015
  Ashland Inc.                                       28           1,274
  Baker Hughes                                      100           3,825
  Burlington Resources                               81           3,247
  ChevronTexaco Corp.                               330          29,789
  Conoco Inc.                                       234           6,828
  Devon Energy Corp.                                 53           2,558
  EOG Resources                                      46           1,866
  Exxon Mobil Corp.                               2,078          91,079
  Halliburton Co.                                   153           2,612
                                                 SHARES           VALUE

                                                      -----------------
ENERGY - 5.51% (CONTINUED)
  Kerr-McGee                                         36  $        2,263
  Marathon Oil Corp.                                117           3,370
  Nabors Industries*                                 60           2,535
  Noble Drilling Corp.*                              54           2,235
  Occidental Petroleum                               91           2,653
  Phillips Petroleum                                146           9,169
  Rowan Cos.*                                        36             829
  Royal Dutch Petroleum                             791          42,967
  Schlumberger Ltd.                                 217          12,764
  Sunoco., Inc.                                      34           1,360
  Transocean Sedco Forex                             85           2,825
  Unocal Corp.                                       81           3,154
                                                         --------------
                                                                240,288
                                                         --------------
FINANCIALS - 16.96%
  ACE Limited                                       100           4,170
  AFLAC Corporation                                 214           6,313
  Allstate Corp.                                    284          10,727
  Ambac Financial Group                              41           2,422
  American Express                                  482          19,743
  American International Group                    1,051          75,819
  AmSouth Bancorporation                            155           3,407
  Aon Corp.                                         106           3,710
  Bank of America Corp.                             681          46,322
  Bank of New York                                  253          10,631
  Bank One Corp.                                    492          20,556
  BB&T Corporation                                  163           6,212
  Bear Stearns Cos.                                  33           2,071
  Capital One Financial                              80           5,108
  Charles Schwab                                    556           7,278
  Charter One Financial                              89           2,779
  Chubb Corp.                                        71           5,190
  Cincinnati Financial                               66           2,882
  Citigroup Inc.                                  1,235          61,157
  Comerica Inc.                                      67           4,192
  Conseco Inc.*                                     118             427
  Countrywide Credit Industries                      48           2,148
  Equity Office Properties                          150           4,499
  Equity Residential Property                       100           2,874
  Fannie Mae                                        478          38,183
  Federal Home Loan Mtg.                            300          19,011
  Fifth Third Bancorp                               237          15,993
  Fleet Boston Financial Group                      408          14,280
  Franklin Resources                                104           4,360
  Golden West Financial                              67           4,255
  Hartford Financial Service Group                   83           5,654
  Household International                           185          10,508
  Huntington Bancshares                             101           1,990
  J.P. Morgan Chase & Co.                           796          28,377
  Jefferson-Pilot                                    63           3,155
  John Hancock Financial                            115           4,392
  KeyCorp                                           181           4,824
  Lehman Bros.                                       85           5,494
  Lincoln National                                   81           4,109
  Loews Corp.                                        58           3,398
  Marsh & McLennan                                  115          12,965
  Marshall & Ilsley Corp.                            50           3,112
  MBIA Inc.                                          61           3,336
  MBNA Corp.                                        371          14,309
  Mellon Bank Corp.                                 211           8,142
  Merrill Lynch                                     277          15,340

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                       SUMMIT MUTUAL FUNDS, INC. - APEX SERIES
   TOTAL SOCIAL IMPACT FUND                           SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

                                                 SHARES           VALUE

                                                      -----------------
FINANCIALS - 16.96% (CONTINUED)
  MetLife Inc.                                      300  $        9,450
  MGIC Investment                                    44           3,011
  Moody's Corp                                       69           2,836
  Morgan Stanley, Dean Witter                       346          19,829
  National City Corp.                               253           7,782
  Northern Trust Corp.                               98           5,891
  Plum Creek Timber Co.                              80           2,377
  PNC Bank Corp.                                    119           7,317
  Progressive Corp.                                  30           4,999
  Providian Financial Corp.                         116             876
  Regions Financial Corp.                            89           3,057
  SAFECO Corp.                                       52           1,666
  SouthTrust Corp.                                  134           3,538
  St. Paul Cos.                                      84           3,851
  State Street Corp.                                136           7,532
  Stilwell Finacial                                  88           2,155
  SunTrust Banks                                    117           7,807
  Synovus Financial                                 118           3,597
  T. Rowe Price Group                                49           1,908
  Torchmark Corp.                                    45           1,813
  U.S. Bancorp                                      767          17,311
  Union Planters Corporation                         52           2,464
  UNUM Corp.                                         98           2,737
  USA Education Inc                                  64           6,259
  Wachovia Corp.                                    547          20,283
  Washington Mutual                                 355          11,761
  Wells Fargo                                       727          35,913
  XL Capital                                         48           4,480
  Zions Bancorp                                      35           2,074
                                                         --------------
                                                                740,398
                                                         --------------
HEALTH CARE - 12.41%
  Abbott Labs                                       380          19,988
  Aetna Inc.                                         52           2,019
  Allergan, Inc.                                     55           3,556
  AmerisourceBergen Corp.                            40           2,732
  Amgen*                                            429          25,603
  Applera Corp-Applied Biosystems Group              94           2,101
  Bard (C.R.) Inc.                                   19           1,122
  Bausch & Lomb                                      19             847
  Baxter International Inc.                         244          14,523
  Becton, Dickinson                                 104           3,923
  Biogen, Inc.*                                      65           3,189
  Biomet, Inc.                                      112           3,031
  Boston Scientific*                                153           3,839
  Bristol-Myers Squibb                              656          26,561
  Cardinal Health, Inc.                             172          12,193
  Chiron Corp.*                                      75           3,442
  CIGNA Corp.                                        62           6,286
  Forest Laboratories*                               68           5,556
  Genzyme Corp.*                                     80           3,494
  Guidant Corp.*                                    134           5,805
  HCA Inc.                                          139           6,127
  HCR Manor Care*                                    39             909
  Health Management Assoc.*                         100           2,073
  HEALTHSOUTH Corp.*                                118           1,693
  Humana Inc.*                                       53             717
  Immunex Corp.*                                    230           6,960
  Johnson & Johnson                               1,090          70,796
  King Pharmaceuticals*                              93           3,256
  Lilly (Eli) & Co.                                 359          27,356
                                                 SHARES           VALUE

                                                      -----------------
HEALTH CARE - 12.41% (CONTINUED)
  McKesson Corp.                                     92  $        3,444
  *MedImmune Inc.                                    87           3,422
  Medtronic Inc.                                    547          24,730
  Merck & Co.                                       980          56,428
  Pfizer, Inc.                                    2,117          84,130
  Pharmacia Corp                                    484          21,819
  Quintiles Transnational*                           47             834
  Schering-Plough                                   558          17,465
  St Jude Medical*                                   34           2,623
  Stryker Corp.*                                     77           4,645
  Tenet Healthcare Corp.*                           123           8,242
  United Health Group Inc.                          131          10,010
  Watson Pharmaceuticals*                            41           1,111
  WellPoint Health Networks*                         52           3,311
  Wyeth                                             422          27,703
  Zimmer Holdings*                                   65           2,213
                                                         --------------
                                                                541,827
                                                         --------------
INDUSTRIALS - 9.67%
  Allied Waste Industries*                           73             949
  American Power Conversion*                         82           1,212
  AMR Corp.*                                         56           1,479
  Automatic Data Processing Inc.                    258          15,034
  Avery Dennison Corp.                               47           2,868
  Block H&R                                          72           3,200
  Boeing Company                                    322          15,537
  Burlington Northern Santa Fe                      157           4,738
  Caterpillar Inc.                                  134           7,618
  Cendant Corporation*                              306           5,875
  Cintas Corporation                                 67           3,341
  Concord EFS, Inc.*                                168           5,586
  Convergys Corp.*                                   65           1,922
  Cooper Industries                                  40           1,678
  Crane Company                                      24             656
  CSX Corp.                                          69           2,630
  Cummins Inc.                                       20             945
  Danaher Corp.                                      58           4,119
  Deere & Co.                                       119           5,420
  Delta Air Lines                                    39           1,276
  Deluxe Corp.                                       33           1,527
  Donnelley (R.R.) & Sons                            50           1,555
  Dover Corp.                                        82           3,362
  Eaton Corp.                                        29           2,348
  Emerson Electric                                  176          10,101
  Equifax Inc.                                       59           1,764
  Federal Express*                                  127           7,379
  First Data                                        164          14,309
  FIserv Inc.*                                       75           3,449
  Fluor Corp.                                        30           1,224
  General Dynamics                                   79           7,422
  General Electric                                3,390         126,956
  Genuine Parts                                      71           2,611
  Goodrich Corporation                               42           1,329
  Grainger (W.W.) Inc.                               44           2,474
  Honeywell International Inc.                      323          12,361
  Illinois Tool Works                               133           9,623
  IMS Health Inc.                                   117           2,627
  Ingersoll-Rand Co. Ltd.                            67           3,351
  ITT Industries, Inc.                               37           2,332
  Lockheed Martin Corp.                             156           8,982
  Masco Corp.                                       181           4,968

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

  SUMMIT MUTUAL FUNDS, INC. - APEX SERIES
   SCHEDULE OF INVESTMENTS                           TOTAL SOCIAL IMPACT FUND
--------------------------------------------------------------------------------

                                                 SHARES           VALUE

                                                      -----------------
INDUSTRIALS - 9.67% (CONTINUED)
  McDermott International*                           23  $          358
  Molex Inc.                                         84           2,912
  Navistar International Corp.*                      25           1,108
  Norfolk Southern Corp.                            166           3,974
  Northrop Grumman Corp.                             28           3,165
  PACCAR Inc.                                        32           2,343
  Pall Corp.                                         46             943
  Parker-Hannifin                                    53           2,645
  Paychex, Inc.                                     160           6,352
  Pitney-Bowes                                      116           4,965
  Power-One Inc.*                                    32             262
  Raytheon Co.                                      139           5,706
  Robert Half International*                         71           2,096
  Rockwell Automation, Inc.                          69           1,384
  Rockwell Collins                                   69           1,740
  Ryder System                                       23             679
  Sabre Holding Corp.*                               53           2,476
  Southwest Airlines                                315           6,095
  Textron Inc.                                       58           2,964
  Thomas & Betts                                     24             508
  Tyco International                                783          25,305
  Union Pacific                                      91           5,655
  United Technologies                               191          14,172
  USAirways Group Inc.*                              24             155
  Waste Management Inc.                             213           5,804
                                                         --------------
                                                                421,903
                                                         --------------
INFORMATION TECHNOLOGY - 16.32%
  ADC Telecommunications, Inc.*                     331           1,347
  Adobe Systems                                     101           4,069
  Advanced Micro Devices*                           107           1,574
  Agilient Technologies*                            190           6,642
  Altera Corp.*                                     159           3,477
  Analog Devices*                                   146           6,576
  Andrew Corp.*                                      33             552
  Apple Computer, Inc.*                             127           3,006
  Applied Materials, Inc.*                          342          18,560
  Applied Micro Circuits Corporation*               116             928
  Autodesk, Inc.                                     25           1,167
  Avaya Inc.*                                       115             849
  BMC Software*                                     104           2,023
  Broadcom Corporation*                              93           3,339
  CIENA Corp.*                                      125           1,125
  Cisco Systems, Inc.*                            3,347          56,665
  Citrix Systems, Inc.*                              77           1,331
  COMPAQ Computer                                   774           8,088
  Computer Associates International                 245           5,363
  Computer Sciences Corp.*                           67           3,400
  Compuware Corp.*                                  153           1,975
  Comverse Technology, Inc.*                         69             874
  Conexant Systems Electronics*                      93           1,121
  Corning Inc.                                      385           2,934
  Dell Computer Corporation*                      1,229          32,089
  Electronic Data Systems                           207          12,004
  EMC Corp.*                                        901          10,740
  Gateway 2000*                                     134             847
  Hewlett-Packard                                   933          16,738
  Intel Corp.                                     3,085          93,815
  International Business Machines                   769          79,976
  Intuit Inc.*                                       81           3,107
  Jabil Circuit*                                     85           2,000
                                                 SHARES           VALUE

                                                      -----------------
INFORMATION TECHNOLOGY - 16.32%
(CONTINUED)
  JDS Uniphase Corp*                                525  $        3,092
  KLA-Tencor Corp.*                                  77           5,121
  Lexmark International Inc*                         54           3,088
  Linear Technology Corp.                           129           5,704
  LSI Logic*                                        129           2,193
  Lucent Technologies*                            1,631           7,715
  Maxim Integrated Products, Inc.*                  114           6,351
  Mercury Interactive Corporation*                   32           1,205
  Micron Technology*                                239           7,863
  Microsoft Corp.*                                1,877         113,202
  Millipore Corp.                                    19             841
  Motorola Inc.                                     987          14,015
  National Semiconductor*                            69           2,325
  NCR Corp.*                                         38           1,701
  Network Appliance, Inc.*                          133           2,711
  Nortel Networks Corp Holdings Co.               1,533           6,883
  Novell Inc.*                                      140             545
  Novellus Systems, Inc.*                            53           2,869
  NVIDIA Corp.*                                      50           2,218
  Oracle Corp.*                                   2,510          32,128
  Palm Inc.*                                        235             938
  Parametric Technology*                            112             676
  PeopleSoft, Inc.*                                 117           4,274
  PerkinElmer                                        40             740
  PMC - Sierra, Inc.*                                58             944
  QLogic Corp.*                                      36           1,783
  QUALCOMM Inc.*                                    318          11,970
  Rational Software Corporation*                    100           1,583
  Sanmina-SCI Corp.*                                120           1,410
  Sapient Corp*                                      50             238
  Scientific-Atlanta                                 63           1,455
  Siebel Systems Inc*                               178           5,805
  Solectron*                                        314           2,449
  Sun Microsystems, Inc.*                         1,337          11,792
  Symbol Technologies                                85             955
  Tektronix Inc.*                                    39             923
  Tellabs, Inc.*                                    168           1,759
  Teradyne Inc.*                                     71           2,800
  Texas Instruments                                 747          24,726
  Thermo Electron*                                   69           1,430
  Unisys Corp.*                                     125           1,579
  VERITAS Software Corporation*                     159           6,969
  Vitesse Semiconductor Corporation*                 71             696
  Waters Corporation*                                50           1,399
  Xerox Corp.*                                      315           3,385
  Xilinx, Inc.*                                     131           5,221
  Yahoo! Inc.*                                      236           4,358
                                                         --------------
                                                                712,328
                                                         --------------
TELECOMMUNICATION SERVICES - 5.09%
  ALLTEL Corp.                                      129           7,166
  AT&T Corp.                                      1,348          21,164
  AT&T Wireless Services*                         1,045           9,353
  BellSouth                                         757          27,903
  Century Telephone                                  58           1,972
  Citizens Communications*                           99           1,064
  Nextel Communications, Inc.*                      301           1,619
  Qwest Communications International                666           5,475
  SBC Communications Inc.                         1,338          50,095
  Sprint Corp.                                      323           4,939
  Sprint Corp. PCS*                                 362           3,725

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                       SUMMIT MUTUAL FUNDS, INC. - APEX SERIES
   TOTAL SOCIAL IMPACT FUND                           SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

                                                 SHARES           VALUE

                                                      -----------------
TELECOMMUNICATION SERVICES - 5.09%
(CONTINUED)
  Verizon Communications                          1,049  $       47,886
  Viacom Inc.*                                      668          32,310
  WorldCom, Inc.*                                 1,090           7,347
                                                         --------------
                                                                222,018
                                                         --------------
UTILITIES - 2.89%
  AES Corp.*                                        198           1,782
  Allegheny Energy                                   43           1,778
  Ameren Corporation                                 58           2,480
  American Electric Power                           134           6,176
  Calpine Corp.*                                    111           1,410
  CINergy Corp.                                      67           2,395
  CMS Energy                                         48           1,086
  Consolidated Edison                                78           3,269
  Constellation Energy Group                         61           1,882
  Dominion Resources                                101           6,581
  DTE Energy Co.                                     56           2,548
  Duke Energy                                       296          11,189
  Dynegy Inc.                                       133           3,857
  Edison International*                             135           2,261
  El Paso Corp.                                     191           8,410
  Entergy Corp.                                      85           3,690
  Exelon Corp.                                      109           5,774
  FirstEnergy Corp.                                 123           4,253
  FPL Group                                          74           4,407
  Keyspan Energy                                     55           2,001
  Kinder Morgan                                      45           2,179
  Mirant Corporation*                               128           1,850
  NICOR Inc.                                         19             865
  NiSource Inc.                                      80           1,836
  Peoples Energy                                     15             591
  PG&E Corp.*                                       126           2,969
  Pinnacle West Capital                              37           1,678
  PPL Corp.                                          57           2,258
                                                 SHARES           VALUE

                                                      -----------------
UTILITIES - 2.89% (CONTINUED)
  Progress Energy, Inc.                              83  $        4,153
  Public Serv. Enterprise Inc.                       83           3,801
  Reliant Energy                                    110           2,837
  Sempra Energy                                      86           2,163
  Southern Co.                                      274           7,258
  TECO Energy                                        50           1,432
  TXU CORP                                          107           5,833
  Williams Cos.                                     162           3,817
  Xcel Energy Inc                                   132           3,346
                                                         --------------
                                                                126,095
                                                         --------------
    Total Common Stocks
       (cost $4,532,207)                                      4,064,694
                                                         --------------

UNIT INVESTMENT TRUST - 4.55%
  S&P 500 Depositary Receipts                     1,735         198,692
                                                         --------------
    Total Unit Investment Trust
       (cost $182,904)                                          198,692
                                                         --------------

                                              PRINCIPAL           VALUE

                                                      -----------------

SHORT-TERM INVESTMENTS - 1.34%
VARIABLE RATE DEMAND NOTES(1) - 1.34%
  Firstar Bank (1.6588% due 12/31/31)     $      58,601  $       58,601
                                                         --------------
    Total Short-Term Investments
       (cost $58,601)                                            58,601
                                                         --------------
TOTAL INVESTMENTS - 99.03%
   (cost $4,773,712)(2)                                       4,321,987
                                                         --------------
OTHER ASSETS AND LIABILITIES - 0.97%                             42,515
                                                         --------------
TOTAL NET ASSETS - 100.00%                               $    4,364,502
                                                         ==============

-------------

*    Non-income producing
(1) Interest rates vary periodically based on current market rates. Rates shown are as of March 31,2002. The maturity shown for each variable rate demand note is the later of the next scheduled interest adjustment date or the date on which principal can be recovered through demand. Information shown is as of March 31, 2002.
(2) For federal income tax purposes, cost is $4,773,712 and gross unrealized appreciation and depreciation of securities as of March 31, 2002 was $351,520 and ($803,245), respectively.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

  SUMMIT MUTUAL FUNDS, INC. - APEX SERIES
   SCHEDULE OF INVESTMENTS                                BALANCED INDEX FUND
--------------------------------------------------------------------------------

MARCH 31, 2002 (UNAUDITED)

COMMON STOCKS - 57.78%

                                                 SHARES           VALUE

                                                     ------------------
BASIC MATERIALS - 1.92%
  3M Company                                        592  $       68,086
  Air Products & Chemicals                          343          17,716
  Alcan Inc.                                        497          19,696
  Alcoa Inc                                       1,293          48,798
  Allegheny Technologies Inc                        125           2,068
  Ball Corp.                                         88           4,155
  Barrick Gold Corp.                                798          14,811
  Bemis Company                                      80           4,348
  Boise Cascade                                      86           3,117
  Dow Chemical                                    1,337          43,747
  Du Pont (E.I.)                                  1,567          73,884
  Eastman Chemical                                  115           5,611
  Ecolab Inc.                                       194           8,870
  Engelhard Corp.                                   191           5,927
  Freeport-McMoran Copper*                          224           3,947
  Georgia-Pacific Group                             339          10,153
  Great Lakes Chemical                               81           2,282
  Hercules, Inc.*                                   160           2,130
  Inco, Ltd.*                                       272           5,323
  International Flavors & Fragrances                154           5,385
  International Paper                               723          31,096
  Louisiana Pacific                                 156           1,675
  MeadWestvaco Corporation                          299           9,912
  Newmont Mining Corp.                              576          15,949
  Nucor Corp.                                       127           8,158
  Pactiv Corp.*                                     238           4,765
  Phelps Dodge                                      118           4,968
  Placer Dome Inc.                                  490           6,003
  PPG Industries                                    261          14,332
  Praxair, Inc.                                     236          14,113
  Rohm & Haas                                       326          13,780
  Sealed Air Corp.*                                 125           5,885
  Sigma-Aldrich                                     117           5,494
  Temple-Inland                                      78           4,424
  United States Steel Corp.                         132           2,396
  Vulcan Materials                                  151           7,179
  Weyerhaeuser Corp.                                331          20,805
  Worthington Ind.                                  129           1,981
                                                         --------------
                                                                522,969
                                                         --------------
CONSUMER DISCRETIONARY - 7.28%
  American Greetings                                 97           1,761
  AOL Time Warner Inc.*                           6,627         156,729
  AutoZone Inc.*                                    200          13,770
  Bed Bath & Beyond Inc.*                           420          14,175
  Best Buy Co., Inc.*                               306          24,235
  Big Lots, Inc.*                                   166           2,332
  Black & Decker Corp.                              127           5,911
  Brunswick Corp.                                   131           3,579
  Carnival Corp.                                    882          28,797
  Centex Corp.                                       89           4,622
  Circuit City Group                                304           5,484
  Clear Channel Communications*                     857          44,058
  Comcast Corporation*                            1,413          44,933
  Cooper Tire & Rubber                              110           2,382
  Costco Wholesale Corporation*                     669          26,640
  Dana Corp.                                        228           4,895
  Darden Restaurants                                185           7,509
  Delphi Corporation                                842          13,464
  Dillard Inc.                                      140           3,340
  Dollar General                                    492           8,010
  Dow Jones & Co.                                   133           7,743
  Eastman Kodak                                     453          14,120
                                                 SHARES           VALUE

                                                     ------------------
CONSUMER DISCRETIONARY - 7.28%
(CONTINUED)
  Family Dollar Stores                              288  $        9,651
  Federated Department Stores*                      305          12,459
  Ford Motor                                      2,736          45,117
  Fortune Brands, Inc.                              237          11,701
  Gannett Co.                                       399          30,364
  Gap (The)                                       1,273          19,146
  General Motors                                    853          51,564
  Goodyear Tire & Rubber                            234           5,983
  Harley-Davidson                                   454          25,029
  Harrah's Entertainment*                           183           8,100
  Hasbro Inc.                                       258           4,082
  Hilton Hotels                                     551           7,879
  Home Depot                                      3,495         169,892
  International Game Technology*                    110           6,855
  Interpublic Group                                 451          15,460
  Johnson Controls                                  128          11,304
  Jones Apparel Group*                              180           6,291
  KB Home                                            72           3,125
  Knight-Ridder Inc.                                116           7,968
  Kohl's Corp.*                                     488          34,721
  Leggett & Platt                                   294           7,291
  Limited Inc.                                      768          13,747
  Liz Claiborne, Inc.                               164           4,651
  Lowe's Cos.                                     1,144          49,753
  Marriott International                            359          16,137
  Mattel, Inc.                                      637          13,275
  May Department Stores                             449          15,648
  Maytag Corp.                                      117           5,177
  McDonald's Corp.                                1,979          54,917
  McGraw-Hill                                       291          19,861
  Meredith Corp.                                     76           3,231
  New York Times                                    254          12,156
  Newell Rubbermaid Co.                             399          12,752
  NIKE Inc.                                         409          24,544
  Nordstrom                                         201           4,925
  Office Depot*                                     450           8,933
  Omnicom Group                                     266          25,110
  Penney (J.C.)                                     391           8,098
  Pulte Homes, Inc.                                  62           2,967
  RadioShack Corp                                   279           8,381
  Reebok International*                              85           2,298
  Sears, Roebuck & Co.                              504          25,840
  Sherwin-Williams                                  245           6,978
  Snap-On Inc.                                       88           2,996
  Stanley Works                                     131           6,059
  Staples, Inc.*                                    685          13,679
  Starbucks Corp.*                                  550          12,722
  Starwood Hotels & Resorts                         285          10,719
  Target Corp.                                    1,352          58,298
  Tiffany & Co.                                     217           7,714
  TJX Companies Inc.                                424          16,964
  TMP Worldwide Inc.*                               142           4,895
  Toys R Us Holding Companies*                      308           5,532
  Tribune Co.                                       461          20,957
  TRICON Global Restaurants*                        221          12,990
  TRW Inc.                                          185           9,522
  Tupperware Corp.                                   86           1,957
  Univision Communications*                         317          13,314
  V.F. Corp.                                        171           7,396
  Visteon Corp.                                     195           3,227
  Wal-Mart Stores                                 6,741         413,154
  Walt Disney Co.                                 3,146          72,608
  Wendy's International                             170           5,947
  Whirlpool Corp.                                   109           8,235
                                                         --------------
                                                              1,980,735
                                                         --------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                       SUMMIT MUTUAL FUNDS, INC. - APEX SERIES
   BALANCED INDEX FUND                                SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

                                                 SHARES           VALUE

                                                     ------------------
CONSUMER STAPLES - 5.20%
  Alberto-Culver                                     83  $        4,482
  Albertson's                                       634          21,011
  Anheuser-Busch                                  1,352          70,574
  Archer-Daniels-Midland                            993          13,832
  Avon Products                                     355          19,284
  Brown-Forman Corp.*                               103           7,494
  Campbell Soup                                     632          16,938
  Clorox Co.                                        351          15,314
  Coca Cola Co.                                   3,742         195,557
  Coca-Cola Enterprises                             629          11,813
  Colgate-Palmolive                                 863          49,320
  ConAgra Foods, Inc.                               794          19,255
  Coors (Adolph)                                     55           3,711
  CVS Corp.                                         584          20,049
  General Mills                                     626          30,580
  Gillette Co.                                    1,562          53,124
  Heinz (H.J.)                                      527          21,871
  Hershey Foods                                     205          14,051
  Kellogg Co.                                       607          20,377
  Kimberly-Clark                                    806          52,108
  Kroger Co.*                                     1,249          27,678
  Pepsi Bottling Group                              422          10,917
  PepsiCo Inc.                                    2,606         134,209
  Philip Morris                                   3,290         173,284
  Procter & Gamble                                1,957         176,306
  Safeway Inc.*                                     743          33,450
  Sara Lee Corp.                                  1,176          24,414
  Supervalu Inc.                                    197           5,083
  Sysco Corp.                                       998          29,760
  Unilever N.V.                                     855          48,564
  UST Inc.                                          243           9,460
  Walgreen Co.                                    1,508          59,096
  Winn-Dixie                                        216           3,465
  Wrigley (Wm) Jr.                                  342          18,232
                                                         --------------
                                                              1,414,663
                                                         --------------
ENERGY - 3.97%
  Amerada Hess                                      136          10,793
  Anadarko Petroleum                                363          20,488
  Apache Corp.                                      200          11,376
  Ashland Inc.                                      106           4,824
  Baker Hughes                                      494          18,896
  Burlington Resources                              322          12,909
  ChevronTexaco Corp.                             1,612         145,515
  Conoco Inc.                                       934          27,254
  Devon Energy Corp.                                179           8,640
  EOG Resources                                     174           7,057
  Exxon Mobil Corp.                              10,230         448,381
  Halliburton Co.                                   664          11,334
  Kerr-McGee                                        158           9,930
  Marathon Oil Corp.                                467          13,450
  Nabors Industries*                                205           8,661
  Noble Drilling Corp.*                             206           8,526
  Occidental Petroleum                              552          16,091
  Phillips Petroleum                                552          34,666
  Rowan Cos.*                                       140           3,226
  Royal Dutch Petroleum                           3,209         174,313
  Schlumberger Ltd.                                 852          50,115
  Sunoco., Inc.                                     132           5,281
  Transocean Sedco Forex                            440          14,621
  Unocal Corp.                                      363          14,139
                                                         --------------
                                                              1,080,486
                                                         --------------
FINANCIALS - 10.75%
  ACE Limited                                       375          15,638
  AFLAC Corporation                                 794          23,423
  Allstate Corp.                                  1,104          41,698
                                                 SHARES           VALUE

                                                     ------------------
FINANCIALS - 10.75% (CONTINUED)
  Ambac Financial Group                             163  $        9,628
  American Express                                1,999          81,879
  American International Group                    3,943         284,448
  AmSouth Bancorporation                            566          12,441
  Aon Corp.                                         383          13,405
  Bank of America Corp.                           2,347         159,643
  Bank of New York                                1,104          46,390
  Bank One Corp.                                  1,746          72,948
  BB&T Corporation                                  636          24,238
  Bear Stearns Cos.                                 166          10,417
  Capital One Financial                             293          18,708
  Charles Schwab                                  2,088          27,332
  Charter One Financial                             329          10,271
  Chubb Corp.                                       262          19,152
  Cincinnati Financial                              241          10,522
  Citigroup Inc.                                  7,711         381,849
  Comerica Inc.                                     234          14,641
  Conseco Inc.*                                     487           1,763
  Countrywide Credit Industries                     170           7,608
  Equity Office Properties                          600          17,994
  Equity Residential Property                       425          12,215
  Fannie Mae                                      1,507         120,379
  Federal Home Loan Mtg.                          1,040          65,905
  Fifth Third Bancorp                               846          57,088
  Fleet Boston Financial Group                    1,617          56,595
  Franklin Resources                                386          16,181
  Golden West Financial                             237          15,050
  Hartford Financial Service Group                  322          21,935
  Household International                           708          40,214
  Huntington Bancshares                             365           7,191
  J.P. Morgan Chase & Co.                         2,969         105,845
  Jefferson-Pilot                                   231          11,568
  John Hancock Financial                            465          17,758
  KeyCorp                                           651          17,349
  Lehman Bros.                                      362          23,400
  Lincoln National                                  287          14,560
  Loews Corp.                                       296          17,340
  Marsh & McLennan                                  403          45,434
  Marshall & Ilsley Corp.                           150           9,336
  MBIA Inc.                                         220          12,032
  MBNA Corp.                                      1,285          49,562
  Mellon Bank Corp.                                 735          28,364
  Merrill Lynch                                   1,223          67,730
  MetLife Inc.                                    1,154          36,351
  MGIC Investment                                   158          10,812
  Moody's Corp                                      242           9,946
  Morgan Stanley, Dean Witter                     1,694          97,083
  National City Corp.                               907          27,899
  Northern Trust Corp.                              333          20,017
  Plum Creek Timber Co.                             250           7,428
  PNC Bank Corp.                                    435          26,748
  Progressive Corp.                                 109          18,162
  Providian Financial Corp.                         426           3,216
  Regions Financial Corp.                           370          12,710
  SAFECO Corp.                                      191           6,120
  SouthTrust Corp.                                  504          13,306
  St. Paul Cos.                                     317          14,534
  State Street Corp.                                482          26,693
  Stilwell Finacial                                 333           8,155
  SunTrust Banks                                    453          30,229
  Synovus Financial                                 423          12,893
  T. Rowe Price Group                               181           7,046
  Torchmark Corp.                                   192           7,736
  U.S. Bancorp                                    2,932          66,175
  Union Planters Corporation                        202           9,573
  UNUM Corp.                                        360          10,055
  USA Education Inc                                 234          22,885

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

  SUMMIT MUTUAL FUNDS, INC. - APEX SERIES
   SCHEDULE OF INVESTMENTS                                BALANCED INDEX FUND
--------------------------------------------------------------------------------

                                                 SHARES           VALUE

                                                     ------------------
FINANCIALS - 10.75% (CONTINUED)
  Wachovia Corp.                                  2,073  $       76,865
  Washington Mutual                               1,420          47,045
  Wells Fargo                                     2,579         127,399
  XL Capital                                        190          17,737
  Zions Bancorp                                     149           8,831
                                                         --------------
                                                              2,922,716
                                                         --------------
HEALTH CARE - 8.22%
  Abbott Labs                                     2,319         121,979
  Aetna Inc.                                        211           8,191
  Allergan, Inc.                                    194          12,542
  AmerisourceBergen Corp.                           150          10,245
  Amgen*                                          1,536          91,668
  Applera Corp-Applied Biosystems Group             312           6,973
  Bard (C.R.) Inc.                                   76           4,488
  Bausch & Lomb                                      79           3,521
  Baxter International Inc.                         868          51,663
  Becton, Dickinson                                 378          14,258
  Biogen, Inc.*                                     222          10,891
  Biomet, Inc.                                      403          10,905
  Boston Scientific*                                610          15,305
  Bristol-Myers Squibb                            2,952         119,526
  Cardinal Health, Inc.                             618          43,810
  Chiron Corp.*                                     269          12,344
  CIGNA Corp.                                       232          23,522
  Forest Laboratories*                              256          20,915
  Genzyme Corp.*                                    300          13,101
  Guidant Corp.*                                    459          19,884
  HCA Inc.                                          834          36,763
  HCR Manor Care*                                   153           3,565
  Health Management Assoc.*                         375           7,774
  HEALTHSOUTH Corp.*                                577           8,280
  Humana Inc.*                                      251           3,396
  Immunex Corp.*                                    850          25,721
  Johnson & Johnson                               4,623         300,264
  King Pharmaceuticals*                             317          11,098
  Lilly (Eli) & Co.                               1,690         128,778
  McKesson Corp.                                    422          15,795
  MedImmune Inc.*                                   312          12,271
  Medtronic Inc.                                  1,791          80,971
  Merck & Co.                                     3,480         200,378
  Pfizer, Inc.                                    9,442         375,225
  Pharmacia Corp                                  1,946          87,726
  Quintiles Transnational*                          172           3,053
  Schering-Plough                                 2,191          68,578
  St Jude Medical*                                  125           9,644
  Stryker Corp.*                                    300          18,099
  Tenet Healthcare Corp.*                           468          31,365
  United Health Group Inc.                          486          37,140
  Watson Pharmaceuticals*                           144           3,904
  WellPoint Health Networks*                        186          11,843
  Wyeth                                           1,952         128,149
  Zimmer Holdings*                                  295          10,045
                                                         --------------
                                                              2,235,556
                                                         --------------
INDUSTRIALS - 6.11%
  Allied Waste Industries*                          283           3,679
  American Power Conversion*                        290           4,286
  AMR Corp.*                                        224           5,916
  Automatic Data Processing Inc.                    939          54,716
  Avery Dennison Corp.                              168          10,253
  Block H&R                                         294          13,068
  Boeing Company                                  1,341          64,703
  Burlington Northern Santa Fe                      596          17,987
  Caterpillar Inc.                                  522          29,676
  Cendant Corporation*                            1,399          26,861
  Cintas Corporation                                259          12,914
                                                 SHARES           VALUE

                                                     ------------------
INDUSTRIALS - 6.11% (CONTINUED)
  Concord EFS, Inc.*                                720  $       23,940
  Convergys Corp.*                                  229           6,772
  Cooper Industries                                 139           5,831
  Crane Company                                      91           2,488
  CSX Corp.                                         327          12,462
  Cummins Inc.                                       62           2,928
  Danaher Corp.                                     212          15,056
  Deere & Co.                                       350          15,943
  Delta Air Lines                                   183           5,988
  Deluxe Corp.                                      108           4,996
  Donnelley (R.R.) & Sons                           182           5,660
  Dover Corp.                                       304          12,464
  Eaton Corp.                                       109           8,827
  Emerson Electric                                  639          36,672
  Equifax Inc.                                      211           6,309
  Federal Express*                                  434          25,215
  First Data                                        596          52,001
  FIserv Inc.*                                      285          13,107
  Fluor Corp.                                       114           4,650
  General Dynamics                                  300          28,185
  General Electric                               14,857         556,395
  Genuine Parts                                     265           9,744
  Goodrich Corporation                              152           4,809
  Grainger (W.W.) Inc.                              141           7,928
  Honeywell International Inc.                    1,194          45,694
  Illinois Tool Works                               451          32,630
  IMS Health Inc.                                   445           9,990
  Ingersoll-Rand Co. Ltd.                           242          12,105
  ITT Industries, Inc.                              132           8,321
  Lockheed Martin Corp.                             640          36,851
  Masco Corp.                                       671          18,419
  McDermott International*                           90           1,400
  Molex Inc.                                        294          10,193
  Navistar International Corp.*                      93           4,120
  Norfolk Southern Corp.                            573          13,718
  Northrop Grumman Corp.                            104          11,757
  PACCAR Inc.                                       114           8,346
  Pall Corp.                                        185           3,791
  Parker-Hannifin                                   168           8,383
  Paychex, Inc.                                     556          22,073
  Pitney-Bowes                                      386          16,521
  Power-One Inc.*                                   108             883
  Raytheon Co.                                      509          20,894
  Robert Half International*                        260           7,675
  Rockwell Automation, Inc.                         281           5,637
  Rockwell Collins                                  281           7,087
  Ryder System                                       89           2,629
  Sabre Holding Corp.*                              193           9,015
  Southwest Airlines                              1,114          21,556
  Textron Inc.                                      216          11,038
  Thomas & Betts                                     87           1,841
  Tyco International                              2,992          96,701
  Union Pacific                                     371          23,054
  United Technologies                               704          52,237
  USAirways Group Inc.*                             100             646
  Waste Management Inc.                             929          25,315
                                                         --------------
                                                              1,662,949
                                                         --------------
INFORMATION TECHNOLOGY - 9.37%
  ADC Telecommunications, Inc.*                   1,165           4,742
  Adobe Systems                                     358          14,424
  Advanced Micro Devices*                           458           6,737
  Agilient Technologies*                            676          23,633
  Altera Corp.*                                     596          13,035
  Analog Devices*                                   529          23,826
  Andrew Corp.*                                     121           2,024
  Apple Computer, Inc.*                             487          11,527

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                       SUMMIT MUTUAL FUNDS, INC. - APEX SERIES
   BALANCED INDEX FUND                                SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

                                                 SHARES           VALUE

                                                     ------------------
INFORMATION TECHNOLOGY - 9.37%
(CONTINUED)
  Applied Materials, Inc.*                        1,208  $       65,558
  Applied Micro Circuits Corporation*               458           3,664
  Autodesk, Inc.                                     87           4,062
  Avaya Inc.*                                       506           3,734
  BMC Software*                                     365           7,099
  Broadcom Corporation*                             355          12,745
  CIENA Corp.*                                      480           4,320
  Cisco Systems, Inc.*                           10,947         185,333
  Citrix Systems, Inc.*                             277           4,787
  COMPAQ Computer                                 2,541          26,553
  Computer Associates International                 881          19,285
  Computer Sciences Corp.*                          250          12,688
  Compuware Corp.*                                  539           6,958
  Comverse Technology, Inc.*                        278           3,522
  Conexant Systems Electronics*                     325           3,916
  Corning Inc.                                    1,388          10,577
  Dell Computer Corporation*                      3,904         101,933
  Electronic Data Systems                           697          40,419
  EMC Corp.*                                      3,302          39,360
  Gateway 2000*                                     482           3,046
  Hewlett-Packard                                 2,906          52,134
  Intel Corp.                                    10,058         305,864
  International Business Machines                 2,653         275,912
  Intuit Inc.*                                      295          11,316
  Jabil Circuit*                                    320           7,530
  JDS Uniphase Corp*                              1,949          11,480
  KLA-Tencor Corp.*                                 278          18,487
  Lexmark International Inc*                        193          11,036
  Linear Technology Corp.                           466          20,607
  LSI Logic*                                        540           9,180
  Lucent Technologies*                            5,040          23,839
  Maxim Integrated Products, Inc.*                  491          27,354
  Mercury Interactive Corporation*                  119           4,480
  Micron Technology*                                892          29,347
  Microsoft Corp.*                                8,047         485,315
  Millipore Corp.                                    69           3,053
  Motorola Inc.                                   3,296          46,803
  National Semiconductor*                           264           8,894
  NCR Corp.*                                        142           6,355
  Network Appliance, Inc.*                          456           9,293
  Nortel Networks Corp Holdings Co.               4,766          21,399
  Novell Inc.*                                      493           1,918
  Novellus Systems, Inc.*                           195          10,557
  NVIDIA Corp.*                                     200           8,872
  Oracle Corp.*                                   8,247         105,562
  Palm Inc.*                                        844           3,368
  Parametric Technology*                            413           2,495
  PeopleSoft, Inc.*                                 413          15,087
  PerkinElmer                                       148           2,738
  PMC - Sierra, Inc.*                               229           3,728
  QLogic Corp.*                                     120           5,942
  QUALCOMM Inc.*                                  1,109          41,743
  Rational Software Corporation*                    300           4,749
  Sanmina-SCI Corp.*                                794           9,330
  Sapient Corp*                                     176             836
  Scientific-Atlanta                                238           5,498
  Siebel Systems Inc*                               648          21,131
  Solectron*                                      1,292          10,078
  Sun Microsystems, Inc.*                         4,859          42,856
  Symbol Technologies                               315           3,541
  Tektronix Inc.*                                   144           3,407
  Tellabs, Inc.*                                    613           6,418
  Teradyne Inc.*                                    259          10,212
  Texas Instruments                               2,611          86,424
  Thermo Electron*                                  259           5,369
  Unisys Corp.*                                     467           5,898
  VERITAS Software Corporation*                     585          25,641
                                                 SHARES           VALUE

                                                     ------------------
INFORMATION TECHNOLOGY - 9.37%
(CONTINUED)
  Vitesse Semiconductor Corporation*                275  $        2,695
  Waters Corporation*                               200           5,594
  Xerox Corp.*                                      997          10,718
  Xilinx, Inc.*                                     481          19,171
  Yahoo! Inc.*                                      843          15,568
                                                         --------------
                                                              2,546,329
                                                         --------------
TELECOMMUNICATION SERVICES - 3.15%
  ALLTEL Corp.                                      472          26,220
  AT&T Corp.                                      5,301          83,226
  AT&T Wireless Services*                         4,048          36,230
  BellSouth                                       2,815         103,761
  Century Telephone                                 210           7,140
  Citizens Communications*                          381           4,096
  Nextel Communications, Inc.*                    1,135           6,106
  Qwest Communications International              2,499          20,542
  SBC Communications Inc.                         5,090         190,570
  Sprint Corp.                                    1,312          20,060
  Sprint Corp. PCS*                               1,482          15,250
  Verizon Communications                          4,070         185,796
  Viacom Inc.*                                    2,663         128,808
  WorldCom, Inc.*                                 4,445          29,959
                                                         --------------
                                                                857,764
                                                         --------------
UTILITIES - 1.81%
  AES Corp.*                                        803           7,227
  Allegheny Energy                                  163           6,740
  Ameren Corporation                                205           8,764
  American Electric Power                           481          22,169
  Calpine Corp.*                                    457           5,804
  CINergy Corp.                                     238           8,509
  CMS Energy                                        180           4,073
  Consolidated Edison                               317          13,285
  Constellation Energy Group                        224           6,910
  Dominion Resources                                356          23,197
  DTE Energy Co.                                    251          11,421
  Duke Energy                                     1,230          46,494
  Dynegy Inc.                                       488          14,152
  Edison International*                             497           8,325
  El Paso Corp.                                     739          32,538
  Entergy Corp.                                     344          14,933
  Exelon Corp.                                      486          25,743
  FirstEnergy Corp.                                 466          16,114
  FPL Group                                         267          15,900
  Keyspan Energy                                    211           7,678
  Kinder Morgan                                     152           7,361
  Mirant Corporation*                               595           8,598
  NICOR Inc.                                         70           3,189
  NiSource Inc.                                     308           7,069
  Peoples Energy                                     53           2,087
  PG&E Corp.*                                       577          13,594
  Pinnacle West Capital                             127           5,759
  PPL Corp.                                         216           8,556
  Progress Energy, Inc.                             460          15,652
  Public Serv. Enterprise Inc.                      324          14,839
  Reliant Energy                                    442          11,399
  Sempra Energy                                     306           7,697
  Southern Co.                                    1,020          27,020
  TECO Energy                                       200           5,727
  TXU CORP                                          395          21,531
  Williams Cos.                                     780          18,377
  Xcel Energy Inc                                   504          12,776
                                                         --------------
                                                                491,207
                                                         --------------
    Total Common Stocks
       (cost $20,171,337)                                    15,715,374
                                                         --------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

  SUMMIT MUTUAL FUNDS, INC. - APEX SERIES
   SCHEDULE OF INVESTMENTS                                BALANCED INDEX FUND
--------------------------------------------------------------------------------

                                                 SHARES           VALUE

                                                     ------------------
UNIT INVESTMENT TRUST - 2.50%
  S&P 500 Depositary Receipts*                    5,949  $      681,279
                                                         --------------
    Total Unit Investment Trust
       (cost $607,522)                                          681,279
                                                         --------------
                                              PRINCIPAL           VALUE

                                                     ------------------
U.S. TREASURY OBLIGATIONS - 12.87%
U.S. Treasury Note
  (3.250% due 12/31/03)                   $     100,000  $       99,523
U.S. Treasury Note
  (7.250% due 05/15/04)                         270,000         288,932
U.S. Treasury Note
  (7.000% due 07/15/06)                       1,050,000       1,138,717
U.S. Treasury Note
  (3.250% due 12/31/03)                          99,582          99,582
U.S. Treasury Bond
  (6.000% due 08/15/09)                         450,000         468,211
U.S. Treasury Bond
  (6.250% due 08/15/23)                         350,000         358,422
U.S. Treasury Bond
  (6.125% due 11/15/27)                         500,000         506,192
U.S. Treasury Bond
  (6.125% due 08/15/29)                         100,000         101,848
U.S. Treasury Bond
  (5.875% due 11/15/04)                         420,000         438,375
                                                         --------------
    Total U.S. Treasury Obligations
       (cost $3,513,631)                                      3,499,802
                                                         --------------

U.S. GOVERNMENT AGENCY OBLIGATIONS -
4.71%
FEDERAL HOME LOAN MORTGAGE
CORPORATION - 4.71%
  (5.750% due 07/15/03)                       1,245,000       1,281,436
                                                         --------------
    Total U.S. Government Agency
       Obligations
       (cost $1,225,524)                                      1,281,436
                                                         --------------
MORTGAGE-BACKED SECURITIES - 10.42%
FEDERAL HOME LOAN MORTGAGE
CORPORATION - 10.42%
  FNCL (7.000% due 07/01/29)                  2,777,834       2,834,991
                                                         --------------
    Total Mortgage-Backed Securities
       (cost $2,670,501)                                      2,834,991
                                                         --------------
                                              PRINCIPAL           VALUE

                                                     ------------------
CORPORATE BONDS - 11.16%
BANK, BANK HOLDING COMPANIES & OTHER
BANK SERVICES - 3.73%
  Erac USA Finance (7.950% due
     12/15/09)(3)                         $     346,000  $      357,740
  Household Finance (5.8750% due
     02/01/09)                                  520,000         488,559
  Key Bank NA (7.000% due 02/01/11)             165,000         166,696
                                                         --------------
                                                              1,012,995
                                                         --------------
CONSUMER CYCLICAL - 1.55%
  Campbell Soup Co. (5.500% due
     03/15/07)                                  150,000         148,306
  Ford Motor Co. (6.375% due 02/01/29)          346,000         274,251
                                                         --------------
                                                                422,557
                                                         --------------
COMMUNICATION SERVICES - 2.78%
  Amgen (6.500% due 12/01/07)                   100,000         103,220
  Citizen Communications (9.250% due
     05/15/11)                                  300,000         320,696
  Honeywell International (7.500% due
     03/01/10)                                   75,000          79,675
  Worldcom Inc. (7.500% due 05/15/11)           300,000         251,662
                                                         --------------
                                                                755,253
                                                         --------------
MANUFACTURING - 3.10%
  Champion International Corp. (7.200%
     due 11/01/26)                              312,000         312,828
  Rohm & Haas Co. (6.950% due 07/15/04)         346,000         362,098
  Weyerhauser Co. - 144A (5.950% due
     11/01/08)                                  175,000         168,360
                                                         --------------
                                                                843,286
                                                         --------------
    Total Corporate Bonds
       (cost $3,043,086)                                      3,034,091
                                                         --------------

SHORT-TERM INVESTMENTS - 1.01%
VARIABLE RATE DEMAND NOTES(1) - 1.01%
  Firstar Bank (1.658% due 12/31/31)            275,307         275,307
                                                         --------------
    Total Short-Term Investments
       (cost $275,307)                                          275,307
                                                         --------------
TOTAL INVESTMENTS - 100.45%
   (cost $31,506,908)(2)                                     27,322,280
                                                         --------------
OTHER ASSETS AND LIABILITIES - (.45%)                          (123,543)
                                                         --------------
TOTAL NET ASSETS - 100.00%                               $   27,198,737
                                                         ==============

-------------

*    Non-income producing
(1) Interest rates vary periodically based on current market rates. Rates shown are as of March 31, 2002. The maturity shown for each variable rate demand note is the later of the next scheduled interest adjustment date or the date on which principal can be recovered through demand. Information shown is as of March 31, 2002.
(2) For federal income tax purposes, cost is $31,649,850 and gross unrealized appreciation and depreciation of securities as of March 31, 2002 was $2,348,959 and ($6,676,529), respectively.
(3) Security exempt from registration under Rule 144(a) of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                    BSUMMIT MUTUAL FUNDS, INC. - APEX SERIES
   LEHMAN AGGREGATE BOND INDEX FUND                   SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

MARCH 31, 2002 (UNAUDITED)

U.S. TREASURY OBLIGATIONS - 24.77%

                                              PRINCIPAL           VALUE

                                                     ------------------
U.S. TREASURY NOTES & BONDS - 24.77%
  3.250% due 12/31/03                     $     325,000  $      323,451
  5.875% due 11/15/04                           925,000         965,469
  6.500% due 05/15/05                           800,000         849,656
  5.750% due 11/15/05                           375,000         389,751
  6.125% due 08/15/07                           300,000         315,223
  5.500% due 05/15/09                           150,000         151,863
  7.625% due 11/15/22                           300,000         355,535
  6.250% due 08/15/23                           780,000         798,768
                                                         --------------
    Total U.S. Treasury Obligations
       (cost $4,089,484)                                      4,149,716
                                                         --------------

U.S. GOVERNMENT AGENCY OBLIGATIONS - 12.19%
FEDERAL HOME LOAN MORTGAGE
CORPORATION - 12.19%
  5.750% due 07/15/03                         1,000,000       1,029,266
  5.500% due 07/15/06                         1,000,000       1,012,903
                                                         --------------
    Total U.S. Government Agency
       Obligations
       (cost $2,021,267)                                      2,042,169
                                                         --------------
MORTGAGE-BACKED SECURITIES - 34.58%
FEDERAL HOME LOAN MORTGAGE
CORPORATION - 34.58%
  FNCI (6.500% due 07/01/14)                  1,796,406       1,835,844
  FNCL (6.500% due 12/01/31)                  3,968,933       3,956,037
                                                         --------------
    Total Mortgage-Backed Securities
       (cost $5,721,450)                                      5,791,881
                                                         --------------

CORPORATE BONDS AND NOTES - 26.78%
BANK, BANK HOLDING COMPANIES, & OTHER
BANK SERVICES - 6.70%
  Erac USA Finance (7.950% due
     12/15/09)(3)                               250,000         258,483
  General Electric Capital Corp (6.875%
     due 11/15/10)                              250,000         257,825
  Household Finance Corp. (5.875% due
     02/01/09)                                  250,000         234,884
  Merrill Lynch (6.375% due 10/15/08)           250,000         252,361
  U.S. Bank NA (6.375% due 08/01/11)            120,000         118,972
                                                         --------------
                                                              1,122,525
                                                         --------------
CAPITAL GOODS - .68%
  Honeywell International (7.500% due
     03/01/10)                                  108,000         114,733
                                                         --------------
CONSUMER CYCLICAL - 2.37%
  Ford Motor Corp. (6.375% due 02/01/29)        500,000         396,317
                                                         --------------
CONSUMER NON-DURABLE - 2.58%
  Campbell Soup Co. (5.500% due
     03/15/07)                                  150,000         148,305
                                              PRINCIPAL           VALUE

                                                     ------------------
CONSUMER NON-DURABLE - 2.58% (CONTINUED)
  Sprint Capital Corp. (6.000% due
     01/15/07)                            $     100,000  $       91,723
  Thomson Corp. (6.200% due 01/05/12)           100,000          96,034
  Verizon Wireless (5.375% due 12/15/06)        100,000          95,995
                                                         --------------
                                                                432,057
                                                         --------------
CONSUMER STAPLES - 1.40%
  Avon Products (7.150% due 11/15/09)           132,000         138,197
  General Mills Inc. (6.000% due
     02/15/12)                                  100,000          95,982
                                                         --------------
                                                                234,179
                                                         --------------
ENERGY - 3.15%
  Keyspan Corp. (7.250% due 11/15/05)           500,000         527,766
                                                         --------------
HEALTH CARE - .62%
  Amgen Inc. (6.500% due 12/01/07)              100,000         103,220
                                                         --------------
MANUFACTURING - 6.43%
  Champion International Corp. (7.200%
     due 11/01/26)                              200,000         200,531
  Rohm & Haas Co. (6.950% due 07/15/04)         250,000         261,632
  Westvaco Corp. (7.950% due 02/15/31)          500,000         519,624
  Weyerhauser Co. (5.950% due 11/01/08)         100,000          96,206
                                                         --------------
                                                              1,077,993
                                                         --------------
TELECOMMUNICATIONS - 2.85%
  Citizen Communications (9.250% due
     05/15/11)                                  250,000         267,246
  Worldcom Inc. (7.500% due 05/15/11)           250,000         209,718
                                                         --------------
                                                                476,964
                                                         --------------
    Total Corporate Bonds & Notes
       (cost $4,470,415)                                      4,485,754
                                                         --------------

SHORT-TERM INVESTMENTS - .39%
VARIABLE RATE DEMAND NOTES(1) - .39%
  Firstar Bank (1.658% due 12/31/31)             65,682          65,682
                                                         --------------
    Total Short-Term Investments
       (cost $65,682)                                            65,682
                                                         --------------
TOTAL INVESTMENTS - 98.71%
  (cost $16,368,298)(2)                                      16,535,202
                                                         --------------
OTHER ASSETS AND LIABILITIES - 1.29%                            216,852
                                                         --------------
TOTAL NET ASSETS - 100.00%                               $   16,752,054
                                                         ==============


-------------

(1) Interest rates vary periodically based on current market rates. Rates shown are as of March 31, 2002. The maturity shown for each variable rate demand note is the later of the next scheduled interest adjustment date or the date which principal can be recovered through demand. Information shown is as of March 31, 2002.
(2) For federal income tax purposes, cost is $16,367,685 and gross unrealized appreciation and depreciation of securities as of March 31, 2002 was $337,952 and ($170,435), respectively.
(3) Security exempt from registration under Rule 144(a) of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

  SUMMIT MUTUAL FUNDS, INC. - APEX SERIES
   SCHEDULE OF INVESTMENTS                                       EVEREST FUND
--------------------------------------------------------------------------------

MARCH 31, 2002 (UNAUDITED)

COMMON STOCKS - 97.10%

                                                 SHARES           VALUE

                                                     ------------------
BASIC MATERIALS - 5.85%
  Alcoa Inc.                                     35,000  $    1,320,900
  Dow Chemical                                   41,100       1,344,792
  Du Pont (E.I.)                                 26,500       1,249,475
                                                         --------------
                                                              3,915,167
                                                         --------------
CAPITAL GOODS - 5.70 %
  Caterpillar Inc.                               24,000       1,364,400
  General Electric*                              35,100       1,314,495
  SPX Corp.*                                      8,000       1,132,640
                                                         --------------
                                                              3,811,535
                                                         --------------
COMMUNICATIONS SERVICES - 6.59%
  AT&T Wireless Services*                       182,100       1,629,795
  SBC Communications Inc.                        38,600       1,445,184
  Verizon Communications                         29,200       1,332,980
                                                         --------------
                                                              4,407,959
                                                         --------------
CONSUMER CYCLICALS - 8.90%
  Abercrombie & Fitch Co.*                       46,600       1,435,280
  Ford Motor Co.*                                70,200       1,157,598
  Gannett Co.                                    14,900       1,133,890
  Knight-Ridder Inc.                             16,700       1,147,123
  Sears Roebuck & Co.                            21,100       1,081,797
                                                         --------------
                                                              5,955,688
                                                         --------------
CONSUMER STAPLES - 7.07%
  Comcast Corporation*                           46,600       1,481,880
  McDonald's Corp.                               57,300       1,591,100
  Philip Morris                                  31,400       1,653,838
                                                         --------------
                                                              4,726,818
                                                         --------------
ENERGY - 12.44%
  Anadarko Petroleum                             23,200       1,309,408
  Apache Corp.                                   12,000         682,560
  Chevron Texaco Corp.                           12,628       1,139,930
  Conoco Inc.                                    42,500       1,240,150
  Halliburton Co.                                57,700         984,939
  Marathon Oil Corp.                             57,900       1,667,520
  Noble Affiliates                               33,200       1,296,792
                                                         --------------
                                                              8,321,299
                                                         --------------
FINANCIAL - 29.11%
  American Express                               16,300         667,648
  Citigroup Inc.                                 35,000       1,733,200
  Edwards (A.G.), Inc.                           28,000       1,231,440
  Fannie Mae*                                    16,600       1,326,008
  FleetBoston Financial                          46,360       1,622,600
  Hartford Financial Services                    24,100       1,641,692
                                                 SHARES           VALUE

                                                     ------------------
FINANCIAL - 29.11% (CONTINUED)
  J.P. Morgan Chase & Co.                        46,450  $    1,655,943
  KeyCorp                                        70,500       1,878,825
  Lincoln National                               29,600       1,501,608
  Merrill Lynch*                                 32,700       1,708,072
  Raymond James Financial, Inc.                  33,100       1,133,013
  St. Paul Cos.                                  29,300       1,343,405
  Washington Mutual, Inc.                        42,200       1,398,086
  XL Capital                                      6,800         634,780
                                                         --------------
                                                             19,476,320
                                                         --------------
HEALTH CARE - 6.10%
  Beckman Coulter Inc.                           27,100       1,383,997
  Bristol-Myers Squibb                           31,700       1,283,533
  Merck & Co.                                    24,600       1,416,468
                                                         --------------
                                                              4,083,998
                                                         --------------
TECHNOLOGY - 6.27%
  International Business Machines                 9,600         998,400
  Motorola Inc.                                  83,200       1,181,440
  NCR Corp.*                                     32,300       1,445,425
  Nortel Networks Holdings Co.*                 126,900         569,780
                                                         --------------
                                                              4,195,045
                                                         --------------
TRANSPORTATION - 3.81%
  Delta Air Lines                                43,000       1,406,960
  FedEx Corporation*                             19,600       1,138,760
                                                         --------------
                                                              2,545,720
                                                         --------------
UTILITIES - 5.26%
  Ameren Corp.                                   25,300       1,081,575
  Great Plains Energy Inc.                       48,700       1,215,065
  Xcel Energy Inc.                               48,100       1,219,335
                                                         --------------
                                                              3,515,975
                                                         --------------
    Total Common Stocks
       (cost $59,148,278)                                    64,955,524
                                                         --------------

                                              PRINCIPAL           VALUE

                                                     ------------------

SHORT-TERM INVESTMENTS - 2.91%
VARIABLE RATE DEMAND NOTES(1) - 2.91%
  Firstar Bank (1.658% due 12/31/31)      $   1,949,598  $    1,949,598
                                                         --------------
    Total Short-Term Investments
       (cost $1,949,598)                                      1,949,598
                                                         --------------
TOTAL INVESTMENTS - 100.01%
   (cost $61,097,876)(2)                                     66,905,122
                                                         --------------
OTHER ASSETS AND LIABILITIES - (.01%)                            (8,381)
                                                         --------------
TOTAL NET ASSETS - 100.00%                               $   66,896,741
                                                         ==============

-------------

*    Non-income producing
(1) Interest rates vary periodically based on current market rates. Rates shown are as of March 31, 2002. The maturity shown for each variable rate demand note is the later of the next scheduled interest adjustment date or the date which principal can be recovered through demand. Information shown is as of March 31, 2002.
(2) For federal income tax purposes, cost is $61,102,808 and gross unrealized appreciation and depreciation of securities as of March 31, 2002 was $8,021,464 and ($2,219,150), respectively.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                       SUMMIT MUTUAL FUNDS, INC. - APEX SERIES
   BOND FUND                                          SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

MARCH 31, 2002 (UNAUDITED)

U.S. TREASURY OBLIGATIONS - 24.39%

                                              PRINCIPAL           VALUE

                                                     ------------------
U.S. TREASURY NOTES & BONDS - 24.39%
  0.000% due 08/15/02                     $   1,519,000  $    1,509,307
  5.875% due 02/15/04                         2,500,000       2,602,443
  5.875% due 11/15/05                         3,800,000       3,967,139
  4.625% due 05/15/06                         1,800,000       1,793,039
  7.000% due 07/15/06                         3,639,000       3,946,466
  6.500% due 10/15/06                         5,500,000       5,861,152
  6.000% due 08/15/09                         2,500,000       2,601,173
  4.875% due 02/15/12                         1,500,000       1,439,121
                                                         --------------
    Total U.S. Treasury Obligations
       (cost $23,222,149)                                    23,719,840
                                                         --------------
MORTGAGE-BACKED SECURITIES - 12.17%
FEDERAL NATIONAL MORTGAGE ASSOCIATION - 9.89%
  6.500% due 02/01/29                         2,557,561       2,559,861
  4.500% due 03/01/17                         3,000,000       2,797,500
  6.000% due 06/01/16                         4,269,099       4,257,190
                                                         --------------
                                                              9,614,551
                                                         --------------
GOVERNMENT NATIONAL MORTGAGE
ASSOCIATION - 2.28%
  6.500% due 10/15/28                         2,216,597       2,215,950
                                                         --------------
    Total Mortgage-Backed Securities
       (cost $11,700,667)                                    11,830,501
                                                         --------------
COLLATERALIZED MORTGAGE OBLIGATIONS - 10.90%
PRIVATE SECTOR - 10.90%
  ABN Amro Mortgage Corp.
     (6.600% due 09/25/16)                      208,133         198,889
  BSMSI 1997-7 4B1
     (7.000% due 01/25/13)                      576,953         587,482
  BOAMS 1999-3 B3
     (6.250% due 05/25/14)                      639,255         622,375
  CMSI 2001-14 B2
     (6.613% due 09/25/31)                      644,105         597,055
  CMC2 Securities Corp. 1993 E 1 E 1CP
     (0.000% due 12/25/08)                       85,191          74,814
  Capstead Mortgage Securities Corp. C-4
     (10.950% due 02/01/14)                      40,174          40,174
  Chase 1999-S3 B3(3)
     (6.250% due 03/25/14)                      298,190         270,172
  FHR 2329 YN
     (6.250% due 14)                          1,859,980       1,896,327
  NMFC 1998-4 B3
     (6.250% due 10/25/28)                    1,002,132         956,605
  NSCOR 1998-16 B1
     (6.500% due 06/25/13)                      828,355         825,116
  RFMSI 1993-S3 M
     (7.500% due 01/25/23)                      387,570         393,864
  RFMSI 2000-S7 M3
     (8.000% due 06/25/30)                      677,759         687,793
  SASC 1997-4 1B1
     (6.750% due 12/25/12)                      613,310         621,504
  SBM7 1997-AQ2 M3
     (2.845% due 11/25/27)                    1,521,000       1,522,005
  WAMU 2001-S8 1B3
     (6.500% due 08/25/16)                      384,252         366,811
                                              PRINCIPAL           VALUE

                                                     ------------------
PRIVATE SECTOR - 10.90% (CONTINUED)
  WF MBS 2000-8 B2
     (7.000% due 09/25/30)                $     927,474  $      935,734
                                                         --------------
    Total Collateralized Mortgage
       Obligations
       (cost $8,864,537)                                     10,596,720
                                                         --------------

ASSET-BACKED SECURITIES - 3.57%
COMMERCIAL MORTGAGE-BACKED SECURITIES - 2.03%
  Chase Commercial Mortgage Sec.
     (6.600% due 12/19/07)                    1,982,000       1,973,710
                                                         --------------
MANUFACTURED HOUSING - 1.54%
  Greentree 1999-5 M1
     (8.050% due 04/01/31)                    1,500,000       1,498,246
                                                         --------------
    Total Asset-Backed Securities
       (cost $3,298,953)                                      3,471,956
                                                         --------------

CORPORATE BONDS AND NOTES - 44.27%
AIR TRANSPORTATION - 2.67%
  Continental Airlines
     (7.820% due 10/15/13)                      581,512         553,064
  Jet Equipment(3)
     (7.630% due 08/15/12)                      819,522         719,737
  Midway Air Lines
     (8.140% due 01/02/13)                      715,273         715,273
  NWA Trust No. 2 Class B
     (10.230% due 06/21/14)                     610,338         610,454
                                                         --------------
                                                              2,598,528
                                                         --------------
BANK, BANK HOLDING COMPANIES, &
OTHER BANK SERVICES - 4.60%
  Ahmanson Capital Trust(3)
     (8.360% due 12/01/26)                    1,139,000       1,123,125
  BankAmerica Corp.
     (7.125% due 03/01/09)                      760,000         794,681
  Bank of Hawaii
     (6.875% due 03/01/09)                      750,000         717,902
  Household Finance Corp.
     (7.20% due 07/15/06)                     1,139,000       1,070,133
  Svenska Handelsbanken(3)
     (7.125% due 03/07/07)                      750,000         768,825
                                                         --------------
                                                              4,474,666
                                                         --------------
COMMUNICATIONS SERVICES - .39%
  Charter Communications Sr. Nt.
     (11.125% due 01/15/11)                     375,000         375,938
                                                         --------------
CONSUMER CYCLICAL - 2.34%
  DaimlerChrysler AG
     (7.300% due 01/15/12)                      750,000         753,733
  Dana Corp.(3)
     (10.125% due 03/15/10)                     188,000         195,520
  International Wire Group Inc.
     (11.750% due 06/01/05)                     190,000         160,550
  Visteon Corp.
     (8.250% due 08/01/10)                      750,000         763,082
  WCI Communities Inc. Sr. Sub N
     (10.625% due 02/15/11)                     375,000         405,000
                                                         --------------
                                                              2,277,885
                                                         --------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

  SUMMIT MUTUAL FUNDS, INC. - APEX SERIES
   SCHEDULE OF INVESTMENTS                                          BOND FUND
--------------------------------------------------------------------------------

                                              PRINCIPAL           VALUE

                                                     ------------------
CONSUMER NON-DURABLE - 5.24%
  Allied Waste
     (10.000% due 08/01/09)               $     375,000  $      379,688
  CSK Auto Inc.(3)
     (12.000% due 06/15/06)                     375,000         397,500
  Dial Corp.
     (7.000% due 08/15/06)                      750,000         749,377
  Dimon Inc.
     (9.625% due 10/15/11)                      375,000         397,500
  Erac USA Finance(3)
     (7.950% due 12/15/09)                      760,000         785,788
  Fleming Companies Inc.
     (10.625% due 07/31/07)                     375,000         382,031
  Levis Strauss
     (11.625% due 01/15/08)                     375,000         390,938
  Mail-Well Inc.
     (9.625% due 03/15/12)                      188,000         193,640
  Thomson Corp.
     (6.200% due 01/05/12)                      700,000         672,237
  World Color Press Inc. Sr. Nts.
     (7.750% due 02/15/09)                      760,000         747,767
                                                         --------------
                                                              5,096,466
                                                         --------------
ELECTRIC - 3.43%
  Calpine Corp.
     (8.625% due 08/15/10)                    1,500,000       1,177,500
  Niagara Mohawk Power
     (8.000% due 06/01/04)                      950,000       1,004,692
  PSEG Power
     (7.750% due 04/15/11)                    1,125,000       1,153,533
                                                         --------------
                                                              3,335,725
                                                         --------------
ELECTRONICS - .38%
  Amkor Tech Inc.
     (9.250% due 02/15/08)                      375,000         371,250
                                                         --------------
ENERGY - 5.47%
  Allegheny Energy Supply
     (7.800% due 03/15/11)                      375,000         355,554
  Louis Dreyfus Nts.
     (6.875% due 12/01/07)                    1,139,000       1,162,818
  Mirant Americas
     (7.625% due 05/01/06)                      750,000         693,750
  Mitchell Energy Sr. Nts.
     (6.750% due 02/15/04)                    1,329,000       1,366,660
  Pemex Master Trust
     (8.500% due 02/15/08)                      750,000         791,250
  Pride International Inc.
     (10.000% due 06/01/09)                     185,000         198,181
  Tampa Electric
     (6.875% due 06/15/12)                      760,000         753,398
                                                         --------------
                                                              5,321,611
                                                         --------------
ENTERTAINMENT & LEISURE - 1.83%
  Choctaw Resort
     (9.250% due 04/01/09)                      375,000         386,250
  MGM Mirage
     (8.375% due 02/01/11)                      375,000         384,375
  Royal Caribbean
     (7.000% due 10/15/07)                    1,139,000       1,013,710
                                                         --------------
                                                              1,784,335
                                                         --------------
                                              PRINCIPAL           VALUE

                                                     ------------------
HEALTH CARE - 1.40%
  Triad Hospitals Holdings
     (11.000% due 05/15/09)               $     375,000  $      419,063
  Universal Health Services Sr. Nts.
     (6.750% due 11/15/11)                    1,000,000         938,401
                                                         --------------
                                                              1,357,464
                                                         --------------
INSURANCE - 3.11%
  Fairfax Financial Holdings
     (7.375% due 03/15/06)                      760,000         667,158
  Farmers Insurance Exchange(3)
     (8.500% due 08/01/04)                      760,000         791,038
  Prudential Insurance Surplus Nts.(3)
     (8.100% due 07/15/15)                      760,000         811,688
  USF&G Capital
     (8.470% due 01/10/27)                      760,000         756,404
                                                         --------------
                                                              3,026,288
                                                         --------------
MEDIA & CABLE - 2.24%
  CSC Holdings Sr. Nt.
     (8.125% due 08/15/09)                    1,139,000       1,137,756
  Continental Cablevision
     (8.300% due 05/15/06)                      760,000         797,116
  Diamond Cable Co.
     (13.250% due 09/30/04)                     750,000         240,000
                                                         --------------
                                                              2,174,872
                                                         --------------
MEDIA CONGLOMERATE - 1.99%
  News American Holdings Nts.
     (6.625% due 01/09/08)                    1,139,000       1,127,088
  Viacom Inc. Sr. Nts.
     (7.750% due 06/01/05)                      760,000         808,752
                                                         --------------
                                                              1,935,840
                                                         --------------
REAL ESTATE - 3.92%
  Camden Property Trust
     (7.625% due 02/15/11)                      750,000         763,906
  Colonial Properties Sr. Nts.
     (8.050% due 07/15/06)                    1,139,000       1,176,282
  Healthcare Properties Nts.
     (6.875% due 06/08/05)                    1,139,000       1,133,188
  Health Care Reit
     (7.500% due 08/15/07)                      750,000         740,003
                                                         --------------
                                                              3,813,379
                                                         --------------
TELECOMMUNICATIONS - 5.26%
  360 Communications Sr. Nts.
     (7.500% due 03/01/06)                    1,139,000       1,175,902
  Adelphia Communications
     (10.250% due 06/15/11)                     750,000         678,750
  AT&T Canada Inc.
     (7.650% due 09/15/06)                      750,000         146,250
  Electric Lightwave Inc.(3)
     (6.050% due 05/15/04)                      750,000         728,228
  Nextel Communications
     (9.375% due 11/15/09                       375,000         249,375
  SBA Communications Corp.
     (10.250% due 02/01/09)                     375,000         257,813
  Sprint Capital Corp.
     (6.000% due 01/15/07)                      750,000         687,923
  Talton Holdings Inc. Sr. Nts.
     (11.000% due 06/30/07)                     375,000         232,500

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                       SUMMIT MUTUAL FUNDS, INC. - APEX SERIES
   BOND FUND                                          SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

                                              PRINCIPAL           VALUE

                                                     ------------------
TELECOMMUNICATIONS - 5.26% (CONTINUED)
  Worldcom Inc.
     (7.500% due 05/15/11)                $   1,125,000  $      943,731
                                                         --------------
                                                              5,100,472
                                                         --------------
    Total Corporate Bonds & Notes
       (cost $45,374,518)                                    43,044,719
                                                         --------------
                                              PRINCIPAL           VALUE

                                                     ------------------

SHORT-TERM INVESTMENTS - 3.04%
VARIABLE RATE DEMAND NOTES(1) - 3.04%
  American Family (1.502% due 12/31/31)   $     110,086  $      110,086
  Firstar Bank (1.658% due 12/31/31)          2,751,994       2,751,994
  Wisconsin Corp. Central Credit Union
     (1.578% due 12/31/31)                       61,000          61,000
  Wisconsin Electric (1.502% due
     12/31/31)                                   36,638          36,638
                                                         --------------
    Total Short-Term Investments
       (cost $2,959,718)                                      2,959,718
                                                         --------------
TOTAL INVESTMENTS - 98.34%
  (cost $95,420,542)(2)                                      95,623,454
                                                         --------------
OTHER ASSETS AND LIABILITIES - 1.66%                          1,617,757
                                                         --------------
TOTAL NET ASSETS - 100.00%                               $   97,241,211
                                                         ==============

-------------

(1) Interest rates vary periodically based on current market rates. Rates shown are as of March 31, 2002. The maturity shown for each variable rate demand note is the later of the next scheduled interest adjustment date or the date which principal can be recovered through demand. Information shown is as of March 31, 2002.
(2) For federal income tax purposes, cost is $95,398,470 and gross unrealized appreciation and depreciation of securities as of March 31, 2002 was $2,521,242 and ($2,296,258), respectively.
(3) Security exempt from registration under Rule 144(a) of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

  SUMMIT MUTUAL FUNDS, INC. - APEX SERIES
   SCHEDULE OF INVESTMENTS                         SHORT-TERM GOVERNMENT FUND
--------------------------------------------------------------------------------

MARCH 31, 2002 (UNAUDITED)

U.S. TREASURY OBLIGATIONS - 51.02%

                                              PRINCIPAL           VALUE

                                                     ------------------
U.S. TREASURY NOTES & BONDS - 51.02%
  4.750% due 01/31/03                     $   2,000,000  $    2,036,016
  3.875% due 06/30/03                         2,000,000       2,021,172
  5.875% due 11/15/04                         1,500,000       1,565,625
  5.750% due 11/15/05                         2,000,000       2,078,672
  4.625% due 05/15/06                         1,000,000         996,133
                                                         --------------
    Total U.S. Treasury Notes & Bonds
       (cost $8,747,349)                                      8,697,618
                                                         --------------
U.S. AGENCY OBLIGATIONS - 12.03%
FEDERAL HOME LOAN MORTGAGE
CORPORATION - 12.03%
  5.250% due 02/15/04                         2,000,000       2,051,547
                                                         --------------
    Total U.S. Agency Obligations
       (cost $2,053,939)                                      2,051,547
                                                         --------------
MORTGAGE-BACKED SECURITIES - 11.14%
FEDERAL NATIONAL MORTGAGE
ASSOCIATION - 10.94%
  4.500% due 03/01/17                         2,000,000       1,865,000
                                                         --------------
                                              PRINCIPAL           VALUE

                                                     ------------------

GOVERNMENT NATIONAL MORTGAGE
ASSOCIATION - .20%
  9.500% due 09/15/09                     $      30,201  $       33,236
                                                         --------------
    Total Mortgage-Backed Securities
       (cost $1,891,453)                                      1,898,236
                                                         --------------

COLLATERALIZED MORTGAGE OBLIGATIONS - 23.14%
  FHR 2329 YN (6.250% due 12/15/14)           1,859,980       1,896,327
  FHR 2359 PA (6.000% due 08/15/10)           2,000,000       2,049,339
                                                         --------------
                                                              3,945,666
                                                         --------------
    Total Collateralized Mortgage
       Obligations
       (cost $3,954,154)                                      3,945,666
                                                         --------------

SHORT-TERM INVESTMENTS - 1.70%
VARIABLE RATE DEMAND NOTES(1) - 1.70%
  First American Treasury (1.129% due
     12/31/31)                                  289,952         289,952
                                                         --------------
    Total Short-Term Investments
       (cost $289,952)                                          289,952
                                                         --------------
TOTAL INVESTMENTS - 99.03%
  (cost $16,936,847)(2)                                      16,883,019
                                                         --------------
OTHER ASSETS AND LIABILITIES - .97%                             165,745
                                                         --------------
TOTAL NET ASSETS - 100.00%                               $   17,048,764
                                                         ==============

-------------

(1) Interest rates vary periodically based on current market rates. Rates shown are as of March 31, 2002. The maturity shown for each variable rate demand note is the later of the next scheduled interest adjustment date or the date which principal can be recovered through demand. Information shown is as of March 31, 2002.
(2) For federal income tax purposes, cost is $16,936,847 and gross unrealized appreciation and depreciation of securities as of March 31, 2002 was $65,692 and ($119,520), respectively.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                       SUMMIT MUTUAL FUNDS, INC. - APEX SERIES
   EMERGING MARKETS BOND FUND                         SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

MARCH 31, 2002 (UNAUDITED)

COMMON STOCKS - 0.00%

                                                 SHARES           VALUE

                                                     ------------------
CABLE - 0.00%
  ONO Finance Plc Warrants+*                        500  $          313
  Asia P&P Warrants                                 500               5
                                                         --------------
    Total Common Stocks
       (cost $30,000)                                               318
                                                         --------------

                                              PRINCIPAL           VALUE

                                                     ------------------
U.S. TREASURY OBLIGATIONS - 10.66%
U.S. TREASURY NOTES & BONDS - 10.66%
  3.000% due 11/30/03                     $   1,600,000  $    1,588,125
                                                         --------------
    Total U.S. Treasury Notes & Bonds
       (cost $1,597,267)                                      1,588,125
                                                         --------------
CORPORATE BONDS AND NOTES - 86.25%
AUTO & AUTO PARTS - .13%
  Consorcio G Grupo Dina+*
     (8.000% due 08/08/04)                    1,000,000          20,000
                                                         --------------
CABLE - 6.38%
  CableVision SA
     (13.750% due 05/01/09)                     500,000          85,000
  Charter Comm Holdings
     (9.625% due 11/15/09)                      500,000         475,000
  Diamond Cable Co.*
     (13.250% due 09/30/04)                     500,000         160,000
  ONO Finance Plc*
     (13.000% due 05/01/09)                     500,000         230,000
                                                         --------------
                                                                950,000
                                                         --------------
CELLULAR TELEPHONE- 8.46%
  Cellco Finance NV
     (15.000% due 08/01/05)                   1,000,000         990,000
  Millicom International Cellular
     (13.500% due 06/01/06)                     500,000         270,000
                                                         --------------
                                                              1,260,000
                                                         --------------
ELECTRIC DISTRIBUTION - 6.11%
  Espirito Santo-Escelsa
     (10.000% due 07/15/07)                   1,000,000         910,000
                                                         --------------
ENERGY - 3.00%
  PDVSA Finance LTD
     (6.650% due 02/15/06)                      500,000         446,250
                                                         --------------
FINANCE-LEASING - 3.63%
  Jet Equipment
     (7.630% due 08/15/12)                      614,642         539,803
                                                         --------------
FISHERIES - 0.20%
  DGS International Finance Co.*(3)
     (10.000% due 06/01/07)                   1,000,000          30,000
                                                         --------------
FOOD-DAIRY PRODUCTS - 7.59%
  Fage Dairy Industries
     (9.000% due 02/01/07)                    1,000,000         950,000
  Mastellone Hermanos SA*
     (11.750% due 04/01/08)                   1,000,000         180,000
                                                         --------------
                                                              1,130,000
                                                         --------------
                                              PRINCIPAL           VALUE

                                                     ------------------
INDEPENDENT POWER PRODUCER - 2.68%
  Calpine Canada
     (8.500% due 05/01/08)                $     500,000  $      398,750
                                                         --------------
PAPER & PULP - 3.45%
  Grupo Industrial Durango
     (12.625% due 08/01/03)                     500,000         513,750
                                                         --------------
SATELLITE COMMUNICATIONS - 6.08%
  Innova S De Rl
     (12.875% due 04/01/07)                   1,000,000         905,000
                                                         --------------
SOVEREIGN CREDIT - 8.67%
  Russian Federation(3)
     (8.250% due 03/31/10)                      195,237         185,475
  Russian Federation(3)
     (5.000% due 03/31/30)                    1,674,191       1,104,965
                                                         --------------
                                                              1,290,440
                                                         --------------
STEEL PRODUCERS - 1.28%
  Acindar Ind Argentina*
     (11.250% due 02/15/04)                   1,000,000         190,000
                                                         --------------
TELECOM SERVICES - 20.66%
  CIA International
     Telecomunications+*(3)
     (10.375% due 08/01/04)                   1,000,000         500,000
  Comtel Brasileira Ltd(3)
     (10.750% due 09/26/04)                   1,000,000       1,025,000
  Impsat Fiber Networks+*
     (13.750% due 02/15/05)                     500,000          20,000
  Jazztel Plc
     (14.000% due 04/01/09)                     500,000         100,000
  PTC International Finance II Sa
     (11.250% due 12/01/09)                     500,000         520,000
  SBA communications Corp.
     (10.250% due 02/01/09)                     250,000         171,875
  Tricom Sa
     (11.375% due 09/01/04)                   1,000,000         740,000
                                                         --------------
                                                              3,076,875
                                                         --------------
TELEPHONE-INTEGRATED - 4.52%
  Alestra SA Sr. Sub Nt.
     (12.625% due 05/15/09)                     500,000         180,000
  Sprint Capital Corp.(3)
     (8.375% due 03/15/12)                      500,000         492,370
                                                         --------------
                                                                672,370
                                                         --------------
TELEVISION BROADCASTING - 3.41%
  TV Azteca SA
     (10.500% due 02/15/07)                     500,000         507,500
                                                         --------------
    Total Corporate Bonds & Notes
       (cost $19,188,339)                                    12,840,738
                                                         --------------

SHORT-TERM INVESTMENTS - 0.35%
VARIABLE RATE DEMAND NOTES(1) - 0.35%
  Firstar Bank (1.658% due 12/31/31)             51,767          51,767
                                                         --------------
    Total Short-Term Investments
       (cost $51,767)                                            51,767
                                                         --------------
TOTAL INVESTMENTS - 97.26%
  (cost $20,867,373)(2)                                      14,480,948
                                                         --------------
OTHER ASSETS AND LIABILITIES - 2.74%                            407,423
                                                         --------------
TOTAL NET ASSETS - 100.00%                               $   14,888,371
                                                         ==============

-------------

*    Non-income producing
+    Illiquid
(1) Interest rates vary periodically based on current market rates. Rates shown are as of March 31, 2002. The maturity shown for each variable rate demand note is the later of the next scheduled interest adjustment date or the date which principal can be recovered through demand. Information shown is as of March 31, 2002.
(2) For federal income tax purposes, cost is $20,867,373 and gross unrealized appreciation and depreciation of securities as of March 31, 2002 was $488,043 and ($6,874,468), respectively.
(3) Security exempt from registration under Rule 144(a) of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

  SUMMIT MUTUAL FUNDS, INC. - APEX SERIES
   SCHEDULE OF INVESTMENTS                               HIGH YIELD BOND FUND
--------------------------------------------------------------------------------

MARCH 31, 2002 (UNAUDITED)

COMMON STOCKS - 0.00%

                                                 SHARES           VALUE

                                                     ------------------
INDUSTRIAL EQUIPMENT - 0.00%
  International Knife & Saw Corp.+                5,555  $           56
                                                         --------------
    Total Common Stocks
       (cost $0)                                                     56
                                                         --------------

                                              PRINCIPAL           VALUE

                                                     ------------------
CORPORATE BONDS AND NOTES - 86.57%
AUTO & AUTO PARTS - 4.20%
  CSK Auto Inc.
     (12.000% due 06/15/06)               $     500,000  $      530,000
  Dana Corp.(3)
     (10.125% due 03/15/10)                     250,000         260,000
                                                         --------------
                                                                790,000
                                                         --------------
BANK, BANK HOLDING COMPANIES, &
OTHER BANK SERVICES - 6.77%
  Americredit Corp.
     (9.875% due 04/15/06)                      500,000         505,000
  Charter Holdings
     (11.125% due 01/15/11)                     500,000         501,250
  FINOVA Group
     (7.500% due 11/15/09)                      750,000         268,125
                                                         --------------
                                                              1,274,375
                                                         --------------
CABLE - 7.37%
  Charter Communication Holdings
     (9.625% due 11/15/09)                      500,000         475,000
  Diamond Cable Co.
     (13.250% due 09/30/04)                     500,000         160,000
  Frontiervision Holdings
     (11.875% due 09/15/07)                     500,000         495,000
  Mail-Well Inc.
     (9.625% due 03/15/12)                      250,000         257,500
                                                         --------------
                                                              1,387,500
                                                         --------------
CHEMICAL - 4.06%
  Equistar Chemical
     (10.125% due 09/01/08)                     250,000         257,500
  Lyondell Chemical
     (9.500% due 12/15/08)                      500,000         507,500
                                                         --------------
                                                                765,000
                                                         --------------
CONSUMER NON-DURABLE - 10.82%
  Fleming Companies Inc.
     (10.625% due 07/31/07)                     500,000         509,375
   (10.125% due 04/01/08)                       500,000         522,500
                                                         --------------
                                                              1,031,875
                                                         --------------
  Levi Strauss
     (11.625% due 01/15/08)                     500,000         521,250
  Sprint Capital Corp.
     (8.750% due 03/15/32)                      500,000         483,664
                                                         --------------
                                                              2,036,789
                                                         --------------
ELECTRONICS - 5.49%
  Amkor Tech Inc.
     (9.250% due 02/15/08)                      500,000         495,000
                                              PRINCIPAL           VALUE

                                                     ------------------
ELECTRONICS - 5.49% (CONTINUED)
  Flextronics International Ltd
     (9.875% due 07/01/10)                $     500,000  $      537,500
                                                         --------------
                                                              1,032,500
                                                         --------------
ENERGY - 7.00%
  Amerigas Partner
     (8.875% due 05/20/11)                      250,000         257,500
  Hanger Orthopedic Group
     (10.375% due 02/15/09)                     500,000         525,000
  Pride International Inc.
     (10.000% due 06/01/09)                     500,000         535,625
                                                         --------------
                                                              1,318,125
                                                         --------------
ENTERAINMENT & LEISURE - 5.29%
  MGM Mirage
     (8.375% due 02/01/11)                      500,000         512,500
  Royal Caribbean Cruises
     (8.750% due 02/02/11)                      500,000         482,500
                                                         --------------
                                                                995,000
                                                         --------------
HEALTH CARE - 2.82%
  Dimon Inc.
     (9.625% due 10/15/11)                      500,000         530,000
                                                         --------------
HOMEBUILDING - 2.87%
  WCI Communities Inc. Sr. Sub Nts.
     (10.625% due 02/15/11)                     500,000         540,000
                                                         --------------
HOTEL & GAMING - 5.67%
  Choctaw Resort
     (9.250% due 04/01/09)                      500,000         515,000
  Hollywood Casino Sr. Nt.
     (11.250% due 05/01/07)                     500,000         552,500
                                                         --------------
                                                              1,067,500
                                                         --------------
INDUSTRIAL EQUIPMENT - 3.90%
  International Knife & Saw Corp.
     (11.375% due 11/15/06)                   1,000,000          13,750
  Jet Equipment(3)
     (7.630% due 08/15/12)                      819,522         719,737
                                                         --------------
                                                                733,487
                                                         --------------
METALS & FABRICATION - 2.80%
  International Wire Group Inc.
     (11.750% due 06/01/05)                     500,000         422,500
  Kaiser Aluminum & Chemical Sr. Nts.
     (12.750% due 02/01/03)                     500,000         105,000
                                                         --------------
                                                                527,500
                                                         --------------
SERVICES - 2.69%
  Allied Waste Industries, Inc.
     (10.000% due 08/01/09)                     500,000         506,250
                                                         --------------
TELECOMMUNICATIONS - 10.58%
  Dobson Communications
     (10.875% due 07/01/10)                     500,000         480,000
  Nextel Communications
     (9.375% due 11/15/09)                      250,000         166,250
  Nextel Partners Inc.
     (11.000% due 03/15/10)                     250,000         157,500
  Metronet Communications
     (12.000% due 08/15/07)                   1,000,000         190,000

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                       SUMMIT MUTUAL FUNDS, INC. - APEX SERIES
   HIGH YIELD BOND FUND                               SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

                                              PRINCIPAL           VALUE

                                                     ------------------
TELECOMMUNICATIONS - 10.58% (CONTINUED)
  SBA Communications Corp.
     (10.250% due 02/01/09)               $   1,000,000  $      687,500
  Talton Holdings Inc. Sr. Nts.
     (11.000% due 06/30/07)                     500,000         310,000
                                                         --------------
                                                              1,991,250
                                                         --------------
UTILITIES - 4.24%
  Calpine Corp.
     (8.500% due 02/15/11)                    1,000,000         797,500
                                                         --------------
    Total Corporate Bonds & Notes
       (cost $19,592,969)                                    16,292,776
                                                         --------------
SHORT-TERM INVESTMENTS - 11.11%
VARIABLE RATE DEMAND NOTES(1) - 11.11%
  American Family (1.502% due 12/31/31)         959,599         959,599
                                              PRINCIPAL           VALUE

                                                     ------------------
VARIABLE RATE DEMAND NOTES(1) - 11.11% (CONTINUED)
  Firstar Bank (1.658% due 12/31/31)      $     900,115  $      900,115
  Wisconsin Corp. Central Credit Union
     (1.578% due 12/31/31)                       20,000          20,000
  Wisconsin Electric (1.502% due
     12/31/31)                                  211,661         211,661
                                                         --------------
    Total Short-Term Investments
       (cost $2,091,375)                                      2,091,375
                                                         --------------
TOTAL INVESTMENTS - 97.68%
  (cost $21,684,344)(2)                                      18,384,207
                                                         --------------
OTHER ASSETS AND LIABILITIES - 2.32%                            436,775
                                                         --------------
TOTAL NET ASSETS - 100.00%                               $   18,820,982
                                                         ==============

-------------

(1) Interest rates vary periodically based on current market rates. Rates shown are as of March 31, 2002. The maturity shown for each variable rate demand note is the later of the next scheduled interest adjustment date or the date which principal can be recovered through demand. Information shown is as of March 31, 2002.
(2) For federal income tax purposes, cost is $21,688,302 and gross unrealized appreciation and depreciation of securities as of March 31, 2002 was $435,914 and ($3,740,009), respectively.
(3) Security exempt from registration under Rule 144(a) of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

  SUMMIT MUTUAL FUNDS, INC. - APEX SERIES
   SCHEDULE OF INVESTMENTS                                  MONEY MARKET FUND
--------------------------------------------------------------------------------

MARCH 31, 2002 (UNAUDITED)

SHORT-TERM INVESTMENTS - 98.75%

                                              PRINCIPAL           VALUE

                                                     ------------------
COMMERCIAL PAPER - 97.83%
  ABCP-Ford Motor Credit (1.920% due
     07/02/02)                            $   4,000,000  $    3,980,501
  Asset Portfolio Funding (1.850% due
     06/12/02)                                4,000,000       3,985,200
  Bavaria Universal Funding (1.830% due
     04/04/02)                                2,000,000       1,999,695
  Beta Finance Inc. (1.839% due
     05/03/02)                                3,000,000       3,000,000
  Black Forest Funding Corp. (1.850% due
     04/15/02)                                2,000,000       1,998,561
  Centric Capital Corp. (07/08/02)            1,700,000       1,691,670
  Commerz Europe (Ireland) (1.820% due
     04/11/02)                                3,000,000       2,998,483
  Countrywide Home Loan (1.870% due
     04/02/02)                                4,000,000       3,999,792
  Deere John Capital Corp. (1.940% due
     04/03/02)                                3,000,000       2,999,677
  Fairway Finance Corp. (1.830% due
     04/09/02)                                3,000,000       2,998,780
  Falcon Asset Security (1.840% due
     04/19/02)                                4,000,000       3,996,320
  Fountain Square (1.890% due 04/24/02)       2,000,000       1,997,585
  Four Winds Funding Corp. (1.850% due
     04/15/02)                                2,000,000       1,998,561
  Goldman Sachs Group (1.930% due
     04/19/02)                                3,500,000       3,500,000
  Household Finance Co. (2.110% due
     12/20/02)                                3,000,000       2,998,919
  K2 (USA) LLC (2.050% due 06/17/02)          4,000,000       3,982,461
  Monte Rosa Capital Corp. (1.850% due
     04/22/02)                                4,000,000       3,995,683
  National City Bank Ohio (1.800% due
     08/16/02)                                3,000,000       2,999,775
  Northern Rock PLC (1.800% due
     04/15/02)                                3,000,000       2,997,900
                                              PRINCIPAL           VALUE

                                                     ------------------
COMMERCIAL PAPER - 97.83% (CONTINUED)
  Pennine Funding LLC (1.800% due
     04/23/02)                            $   3,000,000  $    2,996,700
  Scaldis Capital LLC (2.000% due
     04/22/02)                                1,500,000       1,498,250
  Sheffield Receiveables (1.850% due
     04/25/02)                                3,000,000       2,996,300
  Sigma Finance Inc. (1.920% due
     08/01/02)                                3,500,000       3,477,227
  Steller Funding Group (1.880% due
     06/17/02)                                2,000,000       1,991,958
  Stellar Funding Group (1.930% due
     06/10/02)                                2,000,000       1,992,494
  Surrey Funding Corp. (1.830% due
     04/18/02)                                3,000,000       2,997,408
  Swedish National HSG (1.900% due
     06/04/02)                                4,000,000       3,986,489
  Verizon Global (1.830% due 10/17/02)        2,951,000       2,921,148
  Westdeutsche Landesbk (1.830% due
     07/09/02)                                4,000,000       3,979,870
                                                         --------------
                                                             86,957,407
                                                         --------------
VARIABLE RATE DEMAND NOTES(1) - .92%
  Firstar Bank (1.658% due 12/31/31)            814,426         814,426
                                                         --------------
    Total Short-Term Investments
       (cost $87,771,833)                                    87,771,833
                                                         --------------
TOTAL INVESTMENTS - 98.75%
  (cost $87,771,833)                                         87,771,833
                                                         --------------
OTHER ASSETS AND LIABILITIES - 1.25%                          1,111,798
                                                         --------------
TOTAL NET ASSETS - 100.00%                               $   88,883,631
                                                         ==============

-------------

(1) Interest rates vary periodically based on current market rates. Rates shown are as of March 31, 2002. The maturity shown for each variable rate demand note is the later of the next scheduled interest adjustment date or the date which principal can be recovered through demand. Information shown is as of March 31, 2002.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                       SUMMIT MUTUAL FUNDS, INC. - APEX SERIES
                                                NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
MARCH 31, 2002 (UNAUDITED)

  NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

Summit Mutual Funds, Inc. ("Summit Mutual Funds") is registered under the Investment Company Act of 1940, as amended, as a no-load, diversified, open-end management investment company. Summit Mutual Funds is offered in two series, the Pinnacle Series and the Apex Series. The results of the Apex Series are presented herein. The shares of Summit Mutual Funds are offered without sales charge to institutional and retail investors. These funds are also offered to insurance company exempt separate accounts, including The Union Central Life Insurance Company (parent company of Summit Investment Partners Inc., the Adviser). Summit Mutual Funds Apex Series' shares are offered in fourteen different funds - S&P 500 Index Fund, S&P MidCap 400 Index Fund, Russell 2000 Small Cap Index Fund, Nasdaq-100 Index Fund, EAFE International Index Fund, Total Social Impact Fund, Balanced Index Fund, Lehman Aggregate Bond Index Fund, Everest Fund, Bond Fund, Short-term Government Fund, Emerging Markets Bond Fund, High Yield Bond Fund, and Money Market Fund (individually "Fund"). The S&P 500 Index Fund, S&P MidCap 400 Index Fund, Russell 2000 Small Cap Index Fund, Nasdaq-100 Index Fund, and EAFE International Index Fund seek investment results that correspond to the total return performance of common stocks as represented by their respective index. The Total Social Impact Fund seeks investment results that closely correspond to the total return performance of U.S. Common Stocks, as presented by the S&P 500 Index. The Total Social Impact Fund also seeks to promote better business practices by investing more in companies in the S&P 500 Index that conduct their business commendably with respect to their stakeholders. The Balanced Index Fund seeks investment results, with respect to 60% of its assets, that correspond to the total return performance of U.S. common stocks, as represented by the S&P 500 Index and with respect to 40% of its assets, that correspond to the total return performance of investment-grade bonds, as represented by the Lehman Brothers Aggregate Bond Index. The Lehman Aggregate Bond Index Fund seeks investment results that correspond to the total return performance of the bond market, as represented by the Lehman Brothers Aggregate Bond Index. The Everest Fund seeks long-term appreciation of capital, without incurring unduly high risk, by investing primarily in common stocks and other equity securities. The Bond Fund seeks as high a level of current income as is consistent with reasonable investment risk, by investing primarily in long-term, fixed-income, investment-grade corporate bonds. The Short-term Government Fund seeks to provide a high level of current income and preservation of capital by investing 100% of its total assets in bonds issued by the U.S. government and its agencies. The Emerging Markets Bond Fund seeks income and capital appreciation by investing primarily in government and corporate bonds of emerging market nations. The High Yield Bond Fund seeks high current income and capital appreciation, secondarily, by investing primarily in high yield, high risk bonds, with maturities. The Money Market Fund seeks to maintain stability of capital and, consistent therewith, to maintain the liquidity of capital and to provide current income.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

SECURITIES VALUATION - Securities held in each Fund, except for money market instruments maturing in 60 days or less, are valued as follows: Securities traded on stock exchanges (including securities traded in both the over-the-counter market and on an exchange), or listed on the NASDAQ National Market System, are valued at the last sales price as of the close of the New York Stock Exchange on the day the securities are being valued, or, lacking any sales, at the closing bid prices. Securities traded only in the over-the-counter market are valued at the last bid price, as of the close of trading on the New York Stock Exchange, quoted by brokers that make markets in the securities. Other securities for which market quotations are not readily available are valued at fair value as determined in good faith under procedures adopted by the Board of Directors. Money market instruments maturing in 60 days or less are valued at amortized cost, which approximates market.

SECURITIES TRANSACTIONS AND INVESTMENT INCOME - Securities transactions are recorded on the trade date (the date the order to buy or sell is executed). Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. All amortization of discount and premium is recognized currently under the effective interest method. Gains and losses on sales of investments are calculated on the identified cost basis for financial reporting and tax purposes.

FEDERAL TAXES - Each Fund contemplates declaring as dividends each year all, or substantially all, of its taxable income, including net capital gains (the excess of long-term capital gains over short-term capital losses). Shareholders will be subject to income taxes on these distributions regardless of whether they are paid in cash or reinvested in additional Fund shares.

  SUMMIT MUTUAL FUNDS, INC. - APEX SERIES
   NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

Distributions attributable to the net capital gains of a Fund will be taxable to the shareholder as long-term capital gains, regardless of how long the shareholder has held the Fund shares. Other Fund distributions will generally be taxable as ordinary income. The one major exception to these tax principles is that distributions on, and sales, exchanges and redemptions of, Fund shares held in an IRA (or other tax-qualified plan) will not be currently taxable.

Shareholders may also be subject to state and local taxes on distributions and redemptions. State income taxes may not apply, however, to the portions of each Fund's distributions, if any, that are attributable to interest on Federal securities or interest on securities of the particular state. Shareholders should consult their tax advisers regarding the tax status of distributions in their state and locality.

It is the intent of Summit Mutual Funds to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its net investment income and any net realized capital gains. Therefore, no provision for income or excise taxes has been recorded. The S&P 500 Index Fund, S&P MidCap 400 Index Fund, Russell 2000 Small Cap Index Fund, Nasdaq-100 Index Fund, EAFE International Index Fund, Total Social Impact Fund, Emerging Markets Bond Fund, and High Yield Bond Fund have a capital loss carry forward of $1,344,223, $810,308, $384,292, $3,431,667, $867, $75,198,
$5,682,358, and $19,121,452, respectively, which can be carried forward through 2009.

DISTRIBUTIONS - Distributions from net investment income in all fixed income Funds, except Money Market Fund, are generally declared and paid quarterly. Distributions from net investment income of the Money Market Fund are declared daily and paid monthly. Equity Funds generally declare and pay dividends annually. Net realized capital gains are distributed periodically, no less frequently than annually. Distributions are recorded on the ex-dividend date. All distributions are reinvested in additional shares of the respective Fund at the net asset value per share unless you notify Summit Mutual Funds that you elect to receive distributions in cash.

The amounts of distributions are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Distributions which exceed net investment income and net realized capital gains for financial reporting purposes but not for tax purposes are reported as distributions in excess of net investment income or distributions in excess of net realized capital gains. To the extent they exceed net investment income and net realized capital gains for tax purposes, they are reported as distributions of paid-in-capital.

EXPENSES - Allocable expenses of Summit Mutual Funds are charged to each Fund based on the ratio of the net assets of each Fund to the combined net assets of Summit Mutual Funds. Nonallocable expenses are charged to each Fund based on specific identification.

FOREIGN CURRENCY - Summit Mutual Fund's accounting records are maintained in U.S. dollars. Funds may purchase foreign securities within certain limitations set forth in the Prospectus. Amounts denominated in or expected to settle in foreign currencies are translated into U.S. dollars at the spot rate at the close of the London Market. Summit Mutual Funds does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the underlying fluctuation in the securities resulting from market prices. All are included in net realized and unrealized gain or loss for investments.

The Emerging Markets Bond Fund invests in issuers located in emerging markets. There are certain risks inherent in these investments, not typically associated with issuers in the United States, including the smaller size of the markets themselves, lesser liquidity, greater volatility and potentially less publicly available information. Emerging markets may be subject to a greater degree of government involvement in the economy and greater economic and political uncertainty, which has the potential to extend to government imposed restrictions on exchange traded transactions and currency transactions. These restrictions may impact the Fund's ability to buy or sell certain securities or to repatriate certain currencies to U.S. dollars.

                                       SUMMIT MUTUAL FUNDS, INC. - APEX SERIES
                                                NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

NOTE 2 - TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISORY FEES - Summit Mutual Funds pays investment advisory fees to Summit Investment Partners, Inc. (the Adviser), under terms of an Investment Advisory Agreement (the Agreement). Certain officers and directors of the Adviser are affiliated with Summit Mutual Funds. Summit Mutual Funds pays the Adviser, as full compensation for all services and facilities furnished, a monthly fee computed separately for each Fund on a daily basis, at an annual rate, as follows:

       (a) for the S&P 500 Index Fund - .30% of the current value of net assets;

       (b) for the S&P MidCap 400 Index Fund - .30% of the current value of net assets;

       (c) for the Russell 2000 Small Cap Index Fund - .35% of the current value of net assets;

       (d) for the Nasdaq-100 Index Fund - .35% of the current value of net assets;

       (e) for the EAFE International Index Fund - .56% of the current value of net assets;

       (f) for the Total Social Impact Fund - .45% of the current value of net assets;

       (g)  for the Balanced Index Fund - .30% of current value of net assets;

       (h) for the Lehman Aggregate Bond Index Fund - .30% of the current value of net assets;

       (i)  for the Everest Fund - .64% of the current value of net assets;

       (j)  for the Bond Fund - .47% of the current value of net assets;

       (k) for the Short-term Government Fund - .45% of the current value of net assets;

       (l) for the Emerging Markets Bond Fund - .75% of the current value of net assets;

       (m) for the High Yield Bond Fund - .65% of the current value of net assets;

       (n)  for the Money Market Fund - .35% of the current value of net assets.

The Agreement provides that if the total operating expenses of the Everest and Bond Fund, exclusive of advisory fees and certain other expenses, for any fiscal quarter exceed an annual rate of 1% of the respective average daily net assets, the Adviser will reimburse these funds for such expense, up to the amount of the advisory fee for that year. The Adviser will pay expenses of the Short-term Government Fund, other than the advisory fee for that Fund, to the extent that such expenses exceed .28% of the Fund's net assets. The Adviser will pay expenses of the S&P 500 Index Fund, the S&P MidCap 400 Index Fund, the Balanced Index Fund, the Nasdaq-100 Index Fund, the Total Social Impact Fund, and the Lehman Aggregate Bond Index Fund, other than the advisory fee for that Fund, to the extent that such expenses exceed .30% of these Fund's net assets. The Adviser will pay expenses of the Russell 2000 Small Cap Index Fund, other than the advisory fee for that Fund, to the extent that such expenses exceed .40% of the Fund's net assets. The Adviser will pay expenses of the EAFE International Index Fund, other than the advisory fee for that Fund, to the extent that such expenses exceed .69% of the Fund's net assets. The Adviser will pay expenses of the Money Market Fund, other than the advisory fee for that Fund, to the extent that such expenses exceed .10% of the Fund's net assets.

ADMINISTRATION FEES - The Fund pays the Adviser to perform certain administration services. The Fund shall pay the Adviser as full compensation for all facilities and services furnished a fee computed separately for each portfolio of the Fund at an annual rate .10% of each portfolio's average annual net assets. The Adviser agreed to waive for a one year period ending
November 9, 2002, (which cannot be amended or terminated) .05% of the administration fee related to the S&P 500 Index, S&P MidCap 400 Index, Russell 2000 Small Cap, Nasdaq-100 Index, EAFE International Index, Total Social Impact, Balanced Index, Lehman Aggregate Bond Index, and Money Market Funds.

WAIVERS - As a result, for the period ended March 31, 2002, the Adviser waived for the S&P 500 Index Fund $28,558, S&P MidCap 400 Index Fund $3,987, Russell 2000 Small Cap Index Fund $4,225, Nasdaq-100 Index Fund $2,139, EAFE International Index Fund $3,879, Total Social Impact Fund $847, Balanced Index Fund $5,324, Lehman Aggregate Bond Index Fund $3,300, and Money Market Fund $17,183, and the Adviser reimbursed fees for the S&P MidCap 400 Index

  SUMMIT MUTUAL FUNDS, INC. - APEX SERIES
   NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

NOTE 2 - TRANSACTIONS WITH AFFILIATES (CONTINUED)

Fund $26,327, Russell 2000 Small Cap Index Fund $39,286, Nasdaq-100 Index Fund $26,630, EAFE International Index Fund $37,070, Total Social Impact Fund $22,235, Balanced Index Fund $3,386, Lehman Aggregate Bond Index Fund $17,850, Short-term Government Fund $22,790, and Money Market Fund $51,316.

Summit Investment Partners, Inc. is a wholly-owned subsidiary of Union Central.

DIRECTORS' FEES - Each director who is not affiliated with the Adviser receives fees from Summit Mutual Funds for service as a director. Members of the Board of Directors who are not affiliated with the Adviser are eligible to participate in a deferred compensation plan. The value of each director's deferred compensation account will increase or decrease at the same rate as if it were invested in shares of the Summit Money Market Fund.

On July 9, 2001, Union Central Life purchased shares of the High Yield Bond Fund and the Emerging Markets Bond Fund with the proceeds from redeeming shares in funds in the Summit Investment Trust (an affiliated series of mutual funds) with the same investment objectives. Union Central's shares in these Funds are held as general investments and also in its exempt separate accounts.

NOTE 3 - FUTURES CONTRACTS

Certain Funds may enter into futures contracts for hedging purposes, including protecting the price or interest rate of securities that the Fund intends to buy, that relate to securities in which it may directly invest and indices comprised of such securities may purchase and write call and put options on such contracts. Each eligible Fund may invest up to 20% of its assets in such futures and/or options. The S&P MidCap 400 Index, Russell 2000 Small Cap Index, Nasdaq-100 Index, EAFE International Index, Total Social Impact, Balanced Index Fund, Lehman Aggregate Bond Index, and Everest Fund may invest up to 100% of their assets in such futures and/or options until each Fund reaches $50 million in net assets. These contracts provide for the sale of a specified quantity of a financial instrument at a fixed price at a future date. When the Funds enter into a futures contract, they are required to deposit and maintain as collateral such initial margin as required by the exchange on which the contract is traded. Under terms on the contract, the Funds agree to receive from or pay to the broker an amount equal to the daily fluctuation in the value of the contract (known as the variation margin). The variation margin is recorded as unrealized gain or loss until the contract expires or is otherwise closed, at which time the gain or loss is realized. The Funds invest in futures as a substitute to investing in the common stock positions in the Index that they intend to match. The potential risk to the Funds is that the change in the value in the underlying securities may not correlate to the value of the contracts.

                                       SUMMIT MUTUAL FUNDS, INC. - APEX SERIES
                                                NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

NOTE 4 - SUMMARY OF PURCHASES AND SALES OF INVESTMENTS

Purchases and sales of securities for the period ended March 31, 2002, excluding short-term obligations, are as follows:

                                               S&P            RUSSELL 2000
                                S&P 500        MIDCAP 400     SMALL CAP      NASDAQ-100
                                INDEX FUND     INDEX FUND     INDEX FUND     INDEX FUND
                                -------------  -------------  -------------  -------------
Total Cost of Purchases of:
        Common Stocks           $  9,213,975   $  7,674,980   $     41,733   $  2,538,384
        U.S. Government
          Securities                      --             --             --             --
        Corporate Bonds                   --             --             --             --
                                ------------   ------------   ------------   ------------
                                $  9,213,975   $  7,674,980   $     41,733   $  2,538,384
                                ============   ============   ============   ============

Total Proceeds from Sales of:
        Common Stocks           $    642,192   $  1,272,119   $    406,682   $     10,632
        U.S. Government
          Securities                      --             --             --             --
        Corporate Bonds                   --             --             --             --
                                ------------   ------------   ------------   ------------
                                $    642,192   $  1,272,119   $    406,682   $     10,632
                                ============   ============   ============   ============

                                EAFE           TOTAL                         LEHMAN
                                INTERNATIONAL  SOCIAL IMPACT  BALANCED       AGGREGATE BOND
                                INDEX FUND     FUND           INDEX FUND     INDEX FUND
                                -------------  -------------  -------------  --------------
Total Cost of Purchases of:
        Common Stocks           $  2,755,837   $     42,119   $    298,432    $         --
        U.S. Government
           Securities                     --             --      1,394,381       7,443,153
        Corporate Bonds                   --             --        962,944       1,793,813
                                ------------   ------------   ------------    ------------
                                $  2,755,837   $     42,119   $  2,655,757    $  9,236,966
                                ============   ============   ============    ============

Total Proceeds from Sales of:
        Common Stocks           $  1,025,710   $      9,952   $    362,092    $         --
        U.S. Government
           Securities                     --             --      1,222,069       7,440,588
        Corporate Bonds                   --             --        323,749         660,124
                                ------------   ------------   ------------    ------------
                                $  1,025,710   $      9,952   $  1,907,910    $  8,100,712
                                ============   ============   ============    ============

  SUMMIT MUTUAL FUNDS, INC. - APEX SERIES
   NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

NOTE 4 - SUMMARY OF PURCHASES AND SALES OF INVESTMENTS (CONTINUED)

                                                              SHORT-TERM     EMERGING
                                EVEREST        BOND           GOVERNMENT     MARKETS
                                FUND           FUND           FUND           BOND FUND
                                -------------  -------------  -------------  -------------
Total Cost of Purchases of:
        Common Stocks           $ 28,677,952   $         --   $         --   $         --
        U.S. Government
           Securities                     --      4,794,018     11,933,315      3,498,203
        Corporate Bonds                   --     17,779,495      1,883,811      3,154,357
                                ------------   ------------   ------------   ------------
                                $ 28,677,952   $ 22,573,513   $ 13,817,126   $  6,652,560
                                ============   ============   ============   ============

Total Proceeds from Sales of:
        Common Stocks           $ 27,702,736   $         --   $         --   $         --
        U.S. Government
           Securities                     --     12,207,640      8,912,842      1,905,748
        Corporate Bonds                   --     14,090,325             --      2,813,575
                                ------------   ------------   ------------   ------------
                                $ 27,702,736   $ 26,297,965   $  8,912,842   $  4,719,323
                                ============   ============   ============   ============

                                HIGH YIELD
                                BOND
                                FUND
                                -------------
Total Cost of Purchases of:
        Common Stocks           $         --
        U.S. Government
           Securities                     --
        Corporate Bonds           13,339,831
                                ------------
                                $ 13,339,831
                                ============

Total Proceeds from Sales of:
        Common Stocks           $         --
        U.S. Government
           Securities                     --
        Corporate Bonds           14,521,019
                                ------------
                                $ 14,521,019
                                ============

                                       SUMMIT MUTUAL FUNDS, INC. - APEX SERIES
                                                NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

NOTE 5 - SHAREHOLDERS' MEETING

Summit Mutual Funds, Inc. held an annual meeting of shareholders on November 9, 2001. The election of all directors was submitted to the shareholders, along with certain other proposals. The results of the meeting are listed below.

ELECTION OF DIRECTORS - All Directors holding office at the time of the meeting were re-elected and two new Directors were elected. All will serve until their successors are elected and qualified.

NAME                                      AFFIRMATIVE     WITHHELD
----                                      --------------  -----------
George M. Callard, M.D.                   19,778,885.360  846,784.216
Theodore H. Emmerich                      19,778,945.426  836,724.150
Yvonne L. Gray                            19,779,407.024  846,262.552
Charles W. McMahon                        19,779,601.645  846,067.931
Jean Patrice Harrington, S.C.             19,762,632.662  863,036.914
David C. Phillips                         19,799,315.789  826,353.787
Harry Rossi                               19,770,687.747  854,891.829
Mary W. Sullivan                          19,792,565.401  833,104.175
Steven R. Sutermeister                    19,799,315.789  826,353.787

OTHER PROPOSALS:

DESCRIPTION                          AFFIRMATIVE     AGAINST        ABSTAINED
-----------                          --------------  -------------  -------------
Ratify the appointment of the
   independent accountants.          19,400,546.121    488,398.848    736,724.607
                                     --------------  -------------  -------------
Amend Articles of Incorporation to
permit splits & reverse stock
splits.                              18,440,292.431  1,027,546.845  1,157,830.300
                                     --------------  -------------  -------------
Amend fundamental investment
restrictions to permit securities
lending up to 33 1/3%.               17,808,016.785  1,688,382.819  1,129,269.972
                                     --------------  -------------  -------------
Amend Advisory agreement to
eliminate administrative duties &
include them in a separate
agreement:
    Bond                              2,479,525.557    151,658.754    310,983.116
    Zenith                            3,004,314.091    115,499.261    173,868.702
    S&P 500 Index                     5,436,910.347    279,440.856    412,392.669
    S&P MidCap 400 Index              2,030,313.526    109,752.916     21,773.107
    Balanced Index                    1,275,300.024    165,668.639     57,381.275
    Russell 2000 Small Cap Index      1,858,140.406     42,385.533    125,272.458
    Nasdaq-100 Index                  2,149,003.277    244,352.807    181,732.255
                                     --------------  -------------  -------------
Amend the Advisory agreement to
eliminate breakpoints in the fees:
    Bond                              2,437,435.886    303,477.884    201,253.657
    Zenith                            2,875,186.220    200,688.539    217,807.295
                                     --------------  -------------  -------------
Amend fundamental investment
restrictions to permit pledging,
mortgaging, hypothecating, etc. of
securities for indebtedness:
    Bond                              2,339,892.899    309,720.171    292,554.357
    Zenith                            2,905,356.455    173,813.309    214,512.290
    S&P 500 Index                     5,182,228.117    505,202.230    441,313.525
    S&P MidCap 400 Index              1,922,150.770    159,637.494     80,051.285
    Balanced Index                    1,246,194.903    152,640.797     99,514.238
                                     --------------  -------------  -------------

  SUMMIT MUTUAL FUNDS, INC. - APEX SERIES
   NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

  NOTE 6 - FINANCIAL HIGHLIGHTS

Computed on the basis of a share of capital stock outstanding throughout the period. All share amounts and net asset values have been adjusted as a result of the 1-for-5 reverse stock split on February 15, 2002, except for the Money Market Fund.

                                          S&P 500 INDEX FUND                              S&P MIDCAP 400 INDEX FUND
                             SIX MONTHS                      PERIOD FROM       SIX MONTHS                        PERIOD FROM
                           ENDED MARCH 31,   YEAR ENDED    APRIL 3, 2000(1)  ENDED MARCH 31,   YEAR ENDED    DECEMBER 28, 1999(1)
                             (UNAUDITED)    SEPTEMBER 30,  TO SEPTEMBER 30,    (UNAUDITED)    SEPTEMBER 30,    TO SEPTEMBER 30,
                           ---------------  -------------  ----------------  ---------------  -------------  --------------------
                                2002            2001             2000             2002            2001               2000
                           ---------------  -------------  ----------------  ---------------  -------------  --------------------
Net Assets Value,
  Beginning of period         $  34.90        $  48.00         $  50.00           $ 42.25         $ 53.55          $ 50.00
                              --------        --------         --------           -------         -------          -------
Investment Activities:
  Net investment
     income                        .17             .40              .20               .11             .40              .25
  Net realized and
     unrealized gain/
     (loss)                       3.55          (13.25)           (2.05)            10.62          (10.90)            3.45
                              --------        --------         --------           -------         -------          -------
Total from Investment
   Activities                     3.72          (12.85)           (1.85)            10.73          (10.50)            3.70
                              --------        --------         --------           -------         -------          -------
Distributions:
  Net investment
     income                       (.23)           (.25)            (.15)             (.18)           (.35)            (.15)
  Return of capital                 --              --               --                --              --               --
  Net realized gains                --              --               --                --            (.45)              --
                              --------        --------         --------           -------         -------          -------
Total Distributions               (.23)           (.25)            (.15)             (.18)           (.80)            (.15)
                              --------        --------         --------           -------         -------          -------
Net Asset Value,
  End of Period               $  38.39        $  34.90         $  48.00           $ 52.80         $ 42.25          $ 53.55
                              ========        ========         ========           =======         =======          =======

Total Return                     10.66%         (26.88%)          (3.71%)           25.42%         (19.81%)           7.41%

RATIOS / SUPPLEMENTAL
   DATA:
Ratio of Expenses to
   Average Net
   Assets - Net(2)                0.49%(3)        0.42%            0.40%(3)          0.60%(3)        0.59%            0.59%(3)

Ratio of Expenses to
   Average Net
   Assets -- Gross                0.53%(3)        0.43%            0.42%(3)          0.92%(3)        0.80%            0.78%(3)

Ratio of Net Investment
   Income / (Loss) to
   Average Net Assets             0.90%(3)        0.87%            0.82%(3)          0.55%(3)        0.90%            1.09%(3)

Portfolio Turnover Rate           0.93%(3)        4.52%           17.82%(3)         15.60%(3)       39.02%           96.90%(3)

Net Assets, End of
   Period (000's)             $150,723        $129,931         $160,899           $24,515         $14,234          $24,015

----------

(1)  Commencement of operations.
(2) Net expenses represent gross expenses reduced by fees waived and/or reimbursed by the Adviser.
(3)  Annualized.

                                       SUMMIT MUTUAL FUNDS, INC. - APEX SERIES
                                                NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

NOTE 6 - FINANCIAL HIGHLIGHTS (CONTINUED)

Computed on the basis of a share of capital stock outstanding throughout the period. All share amounts and net asset values have been adjusted as a result of the 1-for-5 reverse stock split on February 15, 2002, except for the Money Market Fund.

                                    RUSSELL 2000 SMALL CAP INDEX FUND
                             SIX MONTHS                        PERIOD FROM
                           ENDED MARCH 31,   YEAR ENDED    DECEMBER 29, 1999(1)
                             (UNAUDITED)    SEPTEMBER 30,    TO SEPTEMBER 30,
                           ---------------  -------------  --------------------
                                2002            2001               2000
                           ---------------  -------------  --------------------
Net Assets Value,
  Beginning of period           $ 41.80         $ 53.65           $ 50.00
                                -------         -------           -------
Investment Activities:
  Net investment
     income                         .15             .45               .25
  Net realized and
     unrealized gain/
     (loss)                       10.48          (11.85)             3.60
                                -------         -------           -------
Total from Investment
   Activities                     10.63          (11.40)             3.85
                                -------         -------           -------
Distributions:
  Net investment
     income                        (.25)           (.40)             (.20)
  Return of capital                  --              --                --
  Net realized gains                 --            (.05)               --
                                -------         -------           -------
Total Distributions                (.25)           (.45)             (.20)
                                -------         -------           -------
Net Asset Value,
  End of Period                 $ 52.18         $ 41.80           $ 53.65
                                =======         =======           =======

Total Return                      25.46%         (21.40%)            7.70%

RATIOS / SUPPLEMENTAL
   DATA:
Ratio of Expenses to
   Average Net
   Assets - Net(2)                 0.75%(3)        0.75%             0.75%(3)

Ratio of Expenses to
   Average Net
   Assets - Gross                  1.16%(3)        1.17%             1.69%(3)

Ratio of Net Investment
   Income / (Loss) to
   Average Net Assets              0.63%(3)        0.97%             1.05%(3)

Portfolio Turnover Rate            0.45%(3)       42.59%            67.92%(3)

Net Assets, End of
   Period (000's)               $21,816         $17,761           $15,889

                                          NASDAQ-100 INDEX FUND
                             SIX MONTHS                        PERIOD FROM
                           ENDED MARCH 31,   YEAR ENDED    DECEMBER 29, 1999(1)
                             (UNAUDITED)    SEPTEMBER 30,    TO SEPTEMBER 30,
                           ---------------  -------------  --------------------
                                2002            2001               2000
                           ---------------  -------------  --------------------
Net Assets Value,
  Beginning of period           $ 15.85         $ 49.55          $ 50.00
                                -------         -------          -------
Investment Activities:
  Net investment
     income                          --             .05              .25
  Net realized and
     unrealized gain/
     (loss)                        3.73          (33.55)            (.55)
                                -------         -------          -------
Total from Investment
   Activities                      3.73          (33.50)            (.30)
                                -------         -------          -------
Distributions:
  Net investment
     income                          --            (.15)            (.15)
  Return of capital                  --            (.05)              --
  Net realized gains                 --              --               --
                                -------         -------          -------
Total Distributions                  --            (.20)            (.15)
                                -------         -------          -------
Net Asset Value,
  End of Period                 $ 19.58         $ 15.85          $ 49.55
                                =======         =======          =======
Total Return                      23.53%         (67.85%)          (0.62%)
RATIOS / SUPPLEMENTAL
   DATA:
Ratio of Expenses to
   Average Net
   Assets - Net(2)                 0.65%(3)        0.65%            0.61%(3)
Ratio of Expenses to
   Average Net
   Assets - Gross                  1.21%(3)        1.14%            1.14%(3)
Ratio of Net Investment
   Income / (Loss) to
   Average Net Assets             (0.09%)(3)        0.10%           1.09%(3)
Portfolio Turnover Rate            0.26%(3)       13.94%          113.32%(3)
Net Assets, End of
   Period (000's)               $10,974         $ 7,406          $13,093

----------

(1)  Commencement of operations.
(2) Net expenses represent gross expenses reduced by fees waived and/or reimbursed by the Adviser.
(3)  Annualized.

  SUMMIT MUTUAL FUNDS, INC. - APEX SERIES
   NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

NOTE 6 - FINANCIAL HIGHLIGHTS (CONTINUED)

Computed on the basis of a share of capital stock outstanding throughout the period. All share amounts and net asset values have been adjusted as a result of the 1-for-5 reverse stock split on February 15, 2002, except for the Money Market Fund.

                                    EAFE INTERNATIONAL
                                        INDEX FUND                      TOTAL SOCIAL IMPACT FUND
                             SIX MONTHS         PERIOD FROM         SIX MONTHS         PERIOD FROM
                           ENDED MARCH 31,  DECEMBER 29, 2000(1)  ENDED MARCH 31,  DECEMBER 28, 2000(1)
                             (UNAUDITED)      TO SEPTEMBER 30,      (UNAUDITED)      TO SEPTEMBER 30,
                           ---------------  --------------------  ---------------  --------------------
                                2002                2001               2002                2001
                           ---------------  --------------------  ---------------  --------------------
Net Assets Value,
  Beginning of period           $ 36.90           $ 50.00             $ 38.95            $ 50.00
                                -------           -------             -------            -------
Investment Activities:
  Net investment income            (.03)              .25                 .12                .25
  Net realized and
     unrealized gain/
     (loss)                        2.94            (13.25)               4.04             (11.20)
                                -------           -------             -------            -------
Total from Investment
   Activities                      2.91            (13.00)               4.16             (10.95)
                                -------           -------             -------            -------
Distributions:
  Net investment income            (.10)             (.10)               (.21)              (.10)
  Return of capital                  --                --                  --                 --
  Net realized gains                 --                --                  --                 --
                                -------           -------             -------            -------
Total Distributions                (.10)             (.10)               (.21)              (.10)
                                -------           -------             -------            -------
Net Asset Value,
  End of period                 $ 39.71           $ 36.90             $ 42.90            $ 38.95
                                =======           =======             =======            =======

Total Return                       7.89%           (26.04%)             10.67%            (21.94%)

RATIOS / SUPPLEMENTAL
   DATA:
Ratio of Expenses to
   Average Net Assets --
   Net(2)                          1.25%(3)          1.25%(3)            0.75%(3)           0.75%(3)

Ratio of Expenses to
   Average Net Assets --
   Gross                           1.67%(3)          1.55%(3)            1.83%(3)           2.57%(3)

Ratio of Net Investment
   Income / (Loss) to
   Average Net Assets             (0.14%)(3)          0.77%(3)           0.59%(3)           0.79%(3)

Portfolio Turnover Rate           10.68%(3)          0.58%(3)            0.51%(3)           0.62(3)

Net Assets, End of Period
   (000's)                      $21,086           $17,911             $ 4,365            $ 3,921


                                         BALANCED INDEX FUND
                             SIX MONTHS                      PERIOD FROM
                           ENDED MARCH 31,   YEAR ENDED    APRIL 3, 2000(1)
                             (UNAUDITED)    SEPTEMBER 30,  TO SEPTEMBER 30,
                           ---------------  -------------  ----------------
                                2002            2001             2000
                           ---------------  -------------  ----------------
Net Assets Value,
  Beginning of period           $ 41.90         $ 49.35        $ 50.00
                                -------         -------        -------
Investment Activities:
  Net investment income             .48            1.35            .80
  Net realized and
     unrealized gain/
     (loss)                        2.05           (7.35)          (.85)
                                -------         -------        -------
Total from Investment
   Activities                      2.53           (6.00)          (.05)
                                -------         -------        -------
Distributions:
  Net investment income            (.55)          (1.35)          (.60)
  Return of capital                  --              --             --
  Net realized gains               (.08)           (.10)            --
                                -------         -------        -------
Total Distributions                (.63)          (1.45)          (.60)
                                -------         -------        -------
Net Asset Value,
  End of period                 $ 43.80         $ 41.90        $ 49.35
                                =======         =======        =======
Total Return                       6.34%         (12.45%)        (0.12%)
RATIOS / SUPPLEMENTAL
   DATA:
Ratio of Expenses to
   Average Net Assets --
   Net(2)                          0.60%(3)       .0.60%          0.59%(3)
Ratio of Expenses to
   Average Net Assets --
   Gross                           0.66%(3)        0.60%          0.60%(3)
Ratio of Net Investment
   Income / (Loss) to
   Average Net Assets              2.68%(3)        2.92%          3.13%(3)
Portfolio Turnover Rate           14.86%(3)       29.89%         30.16%(3)
Net Assets, End of Period
   (000's)                      $27,199         $27,078        $34,140

----------

(1)  Commencement of operations.
(2) Net expenses represent gross expenses reduced by fees waived and/or reimbursed by the Adviser.
(3)  Annualized.

                                       SUMMIT MUTUAL FUNDS, INC. - APEX SERIES
                                                NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

  NOTE 6 - FINANCIAL HIGHLIGHTS (CONTINUED)

Computed on the basis of a share of capital stock outstanding throughout the period. All share amounts and net asset values have been adjusted as a result of the 1-for-5 reverse stock split on February 15, 2002, except for the Money Market Fund.

                                    LEHMAN AGGREGATE BOND INDEX FUND                      EVEREST FUND
                           SIX MONTHS ENDED                     PERIOD FROM     SIX MONTHS ENDED
                              MARCH 31,        YEAR ENDED    APRIL 3, 2000(1)      MARCH 31,        YEAR ENDED
                             (UNAUDITED)     SEPTEMBER 30,   TO SEPTEMBER 30,     (UNAUDITED)     SEPTEMBER 30,
                           ----------------  --------------  -----------------  ----------------  --------------
                                 2002             2001             2000               2002             2001
                           ----------------  --------------  -----------------  ----------------  --------------
Net Assets Value,
  Beginning of period            $ 53.90          $ 51.10          $ 50.00           $ 54.35           $ 51.30
                                 -------          -------          -------           -------           -------
Investment Activities:
  Net investment
     income                         1.41             3.15             1.55               .37               .95
  Net realized and
     unrealized gain/
     (loss)                        (1.60)            2.80              .70              7.67              3.80
                                 -------          -------          -------           -------           -------
Total from Investment
   Activities                       (.19)            5.95             2.25              8.04              4.75
                                 -------          -------          -------           -------           -------
Distributions:
  Net investment
     income                        (1.59)           (3.10)           (1.15)             (.53)             (.70)
  Return of capital                   --               --               --                --                --
  Net realized gains               (1.04)            (.05)              --             (3.59)            (1.00)
                                 -------          -------          -------           -------           -------
Total Distributions                (2.63)           (3.15)           (1.15)            (4.12)            (1.70)
                                 -------          -------          -------           -------           -------
Net Asset Value,
  End of Period                  $ 51.08          $ 53.90          $ 51.10           $ 58.27           $ 54.35
                                 =======          =======          =======           =======           =======

Total Return                        (.40%)          12.06%            4.55%            15.17%             9.01%

RATIOS / SUPPLEMENTAL
   DATA:
Ratio of Expenses to
   Average Net
   Assets - Net(2)                  0.60%(3)         0.59%            0.59%(3)          0.90%(3)          0.78%

Ratio of Expenses to
   Average Net
   Assets - Gross                   0.85%(3)         0.67%            0.81%(3)          0.90%(3)          0.80%

Ratio of Net Investment
   Income / (Loss) to
   Average Net Assets               5.32%(3)         5.95%            6.29%(3)          1.29%(3)          1.67%

Portfolio Turnover Rate            99.41%(3)        63.26%           18.43%(3)         91.81%(3)        105.91%

Net Assets, End of
   Period (000's)                $16,752          $16,653          $16,290           $66,897           $57,497

                               EVEREST FUND
                                PERIOD FROM
                           DECEMBER 29, 1999(1)
                             TO SEPTEMBER 30,
                           ---------------------
                                   2000
                           ---------------------
Net Assets Value,
  Beginning of period             $ 50.00
                                  -------
Investment Activities:
  Net investment
     income                           .40
  Net realized and
     unrealized gain/
     (loss)                          1.20
                                  -------
Total from Investment
   Activities                        1.60
                                  -------
Distributions:
  Net investment
     income                          (.30)
  Return of capital                    --
  Net realized gains                   --
                                  -------
Total Distributions                  (.30)
                                  -------
Net Asset Value,
  End of Period                   $ 51.30
                                  =======
Total Return                         3.21%
RATIOS / SUPPLEMENTAL
   DATA:
Ratio of Expenses to
   Average Net
   Assets - Net(2)                   0.81%(3)
Ratio of Expenses to
   Average Net
   Assets - Gross                    0.85%(3)
Ratio of Net Investment
   Income / (Loss) to
   Average Net Assets                1.51%(3)
Portfolio Turnover Rate            138.39%(3)
Net Assets, End of
   Period (000's)                 $49,440

----------

(1)  Commencement of operations.
(2) Net expenses represent gross expenses reduced by fees waived and/or reimbursed by the Adviser.
(3)  Annualized.

  SUMMIT MUTUAL FUNDS, INC. - APEX SERIES
   NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

NOTE 6 - FINANCIAL HIGHLIGHTS (CONTINUED)

Computed on the basis of a share of capital stock outstanding throughout the period. All share amounts and net asset values have been adjusted as a result of the 1-for-5 reverse stock split on February 15, 2002, except for the Money Market Fund.

                                                BOND FUND                                   SHORT-TERM GOVERNMENT FUND
                           SIX MONTHS ENDED                     PERIOD FROM     SIX MONTHS ENDED                     PERIOD FROM
                              MARCH 31,        YEAR ENDED    APRIL 3, 2000(1)      MARCH 31,        YEAR ENDED    APRIL 3, 2000(1)
                             (UNAUDITED)     SEPTEMBER 30,   TO SEPTEMBER 30,     (UNAUDITED)     SEPTEMBER 30,   TO SEPTEMBER 30,
                           ----------------  --------------  -----------------  ----------------  --------------  -----------------
                                 2002             2001             2000               2002             2001             2000
                           ----------------  --------------  -----------------  ----------------  --------------  -----------------
Net Assets Value,
  Beginning of period           $ 51.45         $  50.20          $ 50.00            $ 53.10           $ 50.95         $ 50.00
                                -------         --------          -------            -------           -------         -------
Investment Activities:
  Net investment
     income                        1.61             3.35             1.80                .95              2.55            1.50
  Net realized and
     unrealized gain/
     (loss)                       (1.38)            1.40             (.30)              (.90)             2.45             .55
                                -------         --------          -------            -------           -------         -------
Total from Investment
   Activities                       .23             4.75             1.50                .05              5.00            2.05
                                -------         --------          -------            -------           -------         -------
Distributions:
  Net investment
     income                       (1.76)           (3.40)           (1.30)             (1.07)            (2.60)          (1.10)
  Return of capital                  --               --               --                 --                --              --
  Net realized gains               (.09)            (.10)              --               (.75)             (.25)             --
                                -------         --------          -------            -------           -------         -------
Total Distributions               (1.85)           (3.50)           (1.30)             (1.82)            (2.85)          (1.10)
                                -------         --------          -------            -------           -------         -------
Net Asset Value,
  End of Period                 $ 49.83         $  51.45          $ 50.20            $ 51.33           $ 53.10         $ 50.95
                                =======         ========          =======            =======           =======         =======

Total Return                        .43%            9.78%            3.04%               .08%            10.11%           4.14%

RATIOS / SUPPLEMENTAL
   DATA:
Ratio of Expenses to
   Average Net
   Assets - Net(2)                 0.70%(3)         0.61%            0.64%(3)           0.73%(3)          0.73%           0.73%(3)

Ratio of Expenses to
   Average Net
   Assets - Gross                  0.70%(3)         0.62%            0.66%(3)           0.99%(3)          0.91%           1.25%(3)

Ratio of Net Investment
   Income / (Loss) to
   Average Net Assets              6.36%(3)         6.72%            7.19%(3)           3.72%(3)          5.08%           5.89%(3)

Portfolio Turnover Rate           47.37%(3)        76.96%           80.03%(3)         120.95%(3)         48.30%          99.38%(3)

Net Assets, End of
   Period (000's)               $97,241         $102,056          $69,875            $17,049           $16,826         $10,199

----------

(1)  Commencement of operations.
(2) Net expenses represent gross expenses reduced by fees waived and/or reimbursed by the Adviser.
(3)  Annualized.

                                       SUMMIT MUTUAL FUNDS, INC. - APEX SERIES
                                                NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

NOTE 6 - FINANCIAL HIGHLIGHTS (CONTINUED)

Computed on the basis of a share of capital stock outstanding throughout the period. All share amounts and net asset values have been adjusted as a result of the 1-for-5 reverse stock split on February 15, 2002, except for the Money Market Fund.

                                  EMERGING MARKETS BOND
                                          FUND                         HIGH YIELD BOND FUND          MONEY MARKET FUND
                           SIX MONTHS ENDED     PERIOD FROM     SIX MONTHS ENDED     PERIOD FROM     SIX MONTHS ENDED
                              MARCH 31,       JULY 9, 2001(1)      MARCH 31,       JULY 9, 2001(1)      MARCH 31,
                             (UNAUDITED)     TO SEPTEMBER 30,     (UNAUDITED)     TO SEPTEMBER 30,     (UNAUDITED)
                           ----------------  -----------------  ----------------  -----------------  ----------------
                                 2002              2001               2002              2001               2002
                           ----------------  -----------------  ----------------  -----------------  ----------------
Net Assets Value,
  Beginning of period            $ 25.70           $ 29.05          $ 27.60            $ 30.30            $  1.00
                                 -------           -------          -------            -------            -------
Investment Activities:
  Net investment
     income                          .84               .85             1.71                .65                .01
  Net realized and
     unrealized gain/
     (loss)                        (1.72)            (3.90)            (.42)             (3.15)                --
                                 -------           -------          -------            -------            -------
Total from Investment
   Activities                       (.88)            (3.05)            1.29              (2.50)               .01
                                 -------           -------          -------            -------            -------
Distributions:
  Net investment
     income                         (.83)             (.30)           (1.57)              (.20)              (.01)
  Return of capital                   --                --               --                 --                 --
  Net realized gains                  --                --               --                 --                 --
                                 -------           -------          -------            -------            -------
Total Distributions                 (.83)             (.30)           (1.57)              (.20)              (.01)
                                 -------           -------          -------            -------            -------
Net Asset Value,
  End of period                  $ 23.99           $ 25.70          $ 27.32            $ 27.60            $  1.00
                                 =======           =======          =======            =======            =======

Total Return                       (0.10%)          (10.56%)           4.66%             (8.31%)              .91%

RATIOS / SUPPLEMENTAL
   DATA:
Ratio of Expenses to
   Average Net
   Assets - Net(2)                  1.37%(3)          1.50%(3)         1.21%(3)           1.30%(3)           0.45%(3)

Ratio of Expenses to
   Average Net
   Assets - Gross                   1.37%(3)          1.50%(3)         1.21%(3)           1.30%(3)           0.60%(3)

Ratio of Net Investment
   Income / (Loss) to
   Average Net Assets               9.56%(3)         13.02%(3)         8.99%(3)           9.11%(3)           1.82%(3)

Portfolio Turnover Rate            67.79%(3)          0.00%(3)       149.54%(3)         111.21%(3)             --

Net Assets, End of
   Period (000's)                $14,888           $16,120          $18,821            $18,850            $88,884


                                 MONEY MARKET FUND
                                              PERIOD FROM
                             YEAR ENDED    JUNE 28, 2000(1)
                           SEPTEMBER 30,   TO SEPTEMBER 30,
                           --------------  -----------------
                                2001             2000
                           --------------  -----------------
Net Assets Value,
  Beginning of period         $   1.00          $  1.00
                              --------          -------
Investment Activities:
  Net investment
     income                        .05              .02
  Net realized and
     unrealized gain/
     (loss)                         --               --
                              --------          -------
Total from Investment
   Activities                      .05              .02
                              --------          -------
Distributions:
  Net investment
     income                       (.05)            (.02)
  Return of capital                 --               --
  Net realized gains                --               --
                              --------          -------
Total Distributions               (.05)            (.02)
                              --------          -------
Net Asset Value,
  End of period               $   1.00          $  1.00
                              ========          =======
Total Return                      4.99%            1.64%
RATIOS / SUPPLEMENTAL
   DATA:
Ratio of Expenses to
   Average Net
   Assets - Net(2)                0.43%            0.45%(3)
Ratio of Expenses to
   Average Net
   Assets - Gross                 0.48%            0.54%(3)
Ratio of Net Investment
   Income / (Loss) to
   Average Net Assets             4.78%            6.41%(3)
Portfolio Turnover Rate             --               --
Net Assets, End of
   Period (000's)              $86,889          $64,489

------------

(1)  Commencement of operations.
(2) Net expenses represent gross expenses reduced by fees waived and/or reimbursed by the Adviser.
(3)  Annualized.

                                       SUMMIT MUTUAL FUNDS, INC. - APEX SERIES
--------------------------------------------------------------------------------
INDEPENDENT DIRECTORS

                                                                                                              NUMBER OF
                                                               TERM OF                                      PORTFOLIOS IN
                                  POSITION(S)                OFFICE AND                                     FUND COMPLEX
                                   WITH THE                   LENGTH OF           PRINCIPAL OCCUPATION(S)    OVERSEEN BY
  NAME, ADDRESS AND AGE              FUND                    TIME SERVED          DURING PAST FIVE YEARS      DIRECTOR
-------------------------------------------------------------------------------------------------------------------------
George M. Callard, M.D.    Director                   Director since 1987        Professor of Clinical              23
2345 Bedford Avenue                                                              Surgery, University of
Cincinnati, Ohio 45208                                                           Cincinnati
(Age 68)

Theodore H. Emmerich       Director                   Director since 1987        Consultant; former                 23
1201 Edgecliff Place                                                             Partner, Ernst &
Cincinnati, Ohio 45206                                                           Whinney, Accountants
(75)

Yvonne L. Gray             Director                   Director since 1999        Chief Operating Officer,           23
1400 Reading Road                                                                United Way and Community
Cincinnati, Ohio 45202                                                           Chest; prior thereto,
(50)                                                                             Vice President/ Trust
                                                                                 Operations Officer, Fifth
                                                                                 Third Bank; former Audit
                                                                                 Manager, Price Waterhouse

Jean Patrice Harrington,   Director                   Director since 1986        Former Interim President,          23
S.C                                                                              Cincinnati State
3217 Whitfield Avenue                                                            Technical and Community
Cincinnati, Ohio 45220                                                           College; Former Executive
(79)                                                                             Director, Cincinnati
                                                                                 Youth Collaborative;
                                                                                 President Emeritus
                                                                                 (formerly, President)
                                                                                 College of Mount St.
                                                                                 Joseph

Charles W. McMahon         Director                   Director since 1991        Retired Senior Vice                23
19 Iron Woods Drive                                                              President and Director,
Cincinnati, Ohio 45239                                                           The Union Central Life
(82)                                                                             Insurance Company ("Union
                                                                                 Central")

David C. Phillips          Director                   Director since 2001        Co-Founder and Treasurer,          23
37 W. Seventh Street                                                             Cincinnati Works Inc.
Suite 200                                                                        (Job Placement); prior
Cincinnati, Ohio 45202                                                           thereto, Chief Executive
(63)                                                                             Officer, Downtown
                                                                                 Cincinnati Inc. (Economic
                                                                                 revitalization of
                                                                                 Cincinnati)

Mary W. Sullivan           Director                   Director since 2001        Attorney, Peck,                    23
5932 Muddy Creek Road                                                            Shaffer & Williams LLP
Cincinnati, Ohio 45233
(45)


                                     OTHER
                                 DIRECTORSHIPS
                                    HELD BY
  NAME, ADDRESS AND AGE            DIRECTOR
-------------------------
George M. Callard, M.D.
2345 Bedford Avenue
Cincinnati, Ohio 45208
(Age 68)
Theodore H. Emmerich       American Financial Group;
1201 Edgecliff Place       former Director, Summit
Cincinnati, Ohio 45206     Investment Trust (two
(75)                       Portfolios)
Yvonne L. Gray
1400 Reading Road
Cincinnati, Ohio 45202
(50)
Jean Patrice Harrington,
S.C
3217 Whitfield Avenue
Cincinnati, Ohio 45220
(79)
Charles W. McMahon
19 Iron Woods Drive
Cincinnati, Ohio 45239
(82)
David C. Phillips          Meridian
37 W. Seventh Street       Bioscience, Inc.
Suite 200
Cincinnati, Ohio 45202
(63)
Mary W. Sullivan           Franklin Savings and Loan
5932 Muddy Creek Road      Co.
Cincinnati, Ohio 45233
(45)

INTERESTED DIRECTORS AND OFFICERS

                                                                                                              NUMBER OF
                                                               TERM OF                                      PORTFOLIOS IN
                                  POSITION(S)                OFFICE AND                                     FUND COMPLEX
                                   WITH THE                   LENGTH OF           PRINCIPAL OCCUPATION(S)    OVERSEEN BY
  NAME, ADDRESS AND AGE              FUND                    TIME SERVED          DURING PAST FIVE YEARS      DIRECTOR
-------------------------------------------------------------------------------------------------------------------------
Harry Rossi*               Director                   Director since 1992        Director Emeritus, Union           23
8548 Wyoming Club Drive                                                          Central; former Chairman,
Cincinnati, Ohio 45215                                                           President and Chief
(82)                                                                             Executive Officer, Union
                                                                                 Central, and Director,
                                                                                 Adviser

Steven R. Sutermeister*    Director, President and    Director since 1999        Senior Vice President,             23
312 Elm Street             Chief Executive Officer                               Union Central; President
Suite 2525                                                                       and Chief Executive
Cincinnati, OH 45202                                                             Officer, Adviser.
(48)

John F. Labmeier           Vice President and         Officer since 1990         Vice President, Associate          NA
1876 Waycross Road         Secretary                                             General Counsel and
Cincinnati, OH 45240                                                             Assistant Secretary,
(53)                                                                             Union Central; Vice
                                                                                 President and Secretary,
                                                                                 Carillon
                                                                                 Investments, Inc.;
                                                                                 Secretary, Adviser

Thomas G. Knipper          Controller and Treasurer   Officer since 1995         Treasurer, Adviser                 NA
312 Elm Street
Suite 2525
Cincinnati, OH 45202
(44)

John M. Lucas              Assistant Secretary        Officer since 1990         Second Vice President,             NA
1876 Waycross Road                                                               Counsel and Assistant
Cincinnati, OH 45240                                                             Secretary, Union Central
(50)


                                     OTHER
                                 DIRECTORSHIPS
                                    HELD BY
  NAME, ADDRESS AND AGE            DIRECTOR
-------------------------
Harry Rossi*               Carillon
8548 Wyoming Club Drive    Investments, Inc.
Cincinnati, Ohio 45215
(82)
Steven R. Sutermeister*    Carillon
312 Elm Street             Investments, Inc.;
Suite 2525                 Summit Investment
Cincinnati, OH 45202       Partners, Inc.
(48)
John F. Labmeier           NA
1876 Waycross Road
Cincinnati, OH 45240
(53)
Thomas G. Knipper          NA
312 Elm Street
Suite 2525
Cincinnati, OH 45202
(44)
John M. Lucas              NA
1876 Waycross Road
Cincinnati, OH 45240
(50)

------------

* Messrs. Rossi and Sutermeister are considered to be "interested persons" of the Fund (within the meaning of the Investment Company Act of 1940) because of their affiliation with the Adviser.

The Summit Pinnacle Series is distributed to insurance company's separate accounts available in variable annuity and variable universal life insurance products. The Pinnacle Series consists of the following Portfolios:

        EQUITY INDEX ACCOUNTS
        S&P 500 Index Portfolio
        S&P MidCap 400 Index Portfolio
        Russell 2000 Small Cap Index Portfolio
        Nasdaq-100 Index Portfolio

        BALANCED INDEX ACCOUNT
        Balanced Index Portfolio

        MANAGED ACCOUNTS
        Zenith Portfolio
        Bond Portfolio

The Summit Apex Series is a 100% No-Load Family of Mutual Funds intended for institutional and retail accounts. For more complete information about the Summit Mutual Funds' Apex Series, including charges and expenses, call 888-259-7565 for a prospectus. Please read it carefully before you invest or send money. Summit Mutual Funds are distributed by Carillon Investments, Inc., Cincinnati, Ohio, Member SIPC. The Apex Series consists of the following Funds:

        EQUITY INDEX ACCOUNTS
        S&P 500 Index Fund
        S&P MidCap 400 Index Fund
        Russell 2000 Small Cap Index Fund
        Nasdaq-100 Index Fund
        EAFE International Index Fund
        Total Social Impact Fund

        FIXED INCOME & BALANCED INDEX ACCOUNTS
        Balanced Index Fund
        Lehman Aggregate Bond Index Fund

        MANAGED ACCOUNTS
        Everest Fund
        Bond Fund
        Short-term Government Fund
        Emerging Markets Bond Fund
        High Yield Bond Fund

        STABLE VALUE ACCOUNT
        Money Market Fund

Please visit our Website at www.summitfunds.com to learn more about the Summit Mutual Funds.

SMFI  573APEX  5/02

[SUMMIT MUTUAL FUNDS LOGO]